UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-04367

Columbia Funds Series Trust I
(Exact name of registrant as specified in charter)

One Financial Center, Boston, Massachusetts			02111
(Address of principal executive offices)			(Zip code)

James R. Bordewick, Jr., Esq. Columbia Management Advisors, LLC One Financial Center Boston, MA 02111
(Name and address of agent for service)

Registrant’s telephone number, including area code:		1-617-426-3750

Date of fiscal year end:	October 31

Date of reporting period:	April 30, 2009

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

Columbia Management®

Semiannual Report

April 30, 2009

Columbia California Tax-Exempt Fund

NOT FDIC INSURED	May Lose Value

NOT BANK ISSUED	No Bank Guarantee

Fund Profile	1

Performance Information	3

Understanding Your Expenses	4

Financial Statements

Investment Portfolio	5

Statement of Assets and Liabilities	16

Statement of Operations	17

Statement of Changes in Net Assets	18

Financial Highlights	20

Notes to Financial Statements	24

Important Information About This Report	33

The views expressed in this report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict, so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia Fund. References to specific securities should not be construed as a recommendation or investment advice.

President's Message

Dear Shareholder:

Recent events have shown great volatility in the markets and uncertainty in the economy. During these challenging times, it becomes even more important to focus on long-term horizons and key investment tools that can help manage volatility. This may be the time to reflect on your investment goals and evaluate your portfolio to ensure you are positioned for any potential market rebound.

A long-term financial plan can serve as a road map and guide you through the necessary steps designed to meet your financial goals. Your financial plan should take into account your investment goals, time horizon, overall financial situation, risk tolerance and willingness to ride out market volatility. Your investment professional can be a key resource as you work through this process. The knowledge and experience of an investment professional can help as you create or reevaluate your investment strategy.

The importance of diversification

Although diversification does not ensure a profit or guarantee against loss, a diversified portfolio can be a strategy for successful long-term investing. Diversification refers to the mix of investments within a portfolio. A mutual fund can contribute to portfolio diversification given that a mutual fund's portfolio represents several investments. Additionally, the way you allocate your money among stocks, bonds and cash, and geographically between foreign and domestic investments, can help to reduce risks. Diversification can result in multiple investments where the positive performance of certain holdings can offset any negative performance from other holdings. Having a diversified portfolio doesn't mean that the value of the portfolio will never go down, but rather helps strike a balance between risk and reward.

Reevaluate your strategy

An annual review of your investments is a key opportunity to determine if your investment needs have changed or if you need minor adjustments to rebalance your portfolio. Life events like a birth, marriage, home improvement, or change in employment can have a major effect on your spending and goals. Ask yourself how your spending or goals have changed and factor this into your financial plan. Are you using automated investments or payroll deductions to help keep your savings on track? Are you able to set aside additional savings or increase your 401(k) plan contributions? If during your review you find that your investments in any one category (e.g., stocks, bonds or cash) have grown too large based on your diversification plan, you may want to consider redirecting future investments to get back on track.

History has shown that the U.S. stock market has been remarkably resilient1. Volatility can lead to opportunity. Patience and a commitment to your long-term financial plan may position you to potentially benefit over your investment horizon. We appreciate your business and continued support of Columbia Funds.

Sincerely,

J. Kevin Connaughton
President, Columbia Funds

The board of trustees elected J. Kevin Connaughton president of Columbia Funds on January 16, 2009.

1The Dow Jones Industrial Average is the most widely used indicator of the overall condition of the stock market. The Dow Jones Industrial Average Index is a price-weighted average of 30 actively traded blue-chip stocks as selected by the editors of the Wall Street Journal. Indices are not investments, do not incur fees or expenses and are not professionally managed. It is not possible to invest directly in an index.

Fund Profile – Columbia California Tax-Exempt Fund

Summary

■  For the six-month period that ended April 30, 2009, the fund's Class A shares returned 7.53% without sales charge. The fund's benchmark, the Barclays Capital Municipal Bond Index (formerly the Lehman Brothers Municipal Bond Index),1 returned 8.20%. The average return of the fund's peer group, the Lipper California Municipal Debt Funds Classification,2 was 5.04%. We believe that the fund had more exposure than the average fund in its peer group to bonds in the 8 to 20-year maturity range, which were strong performers and thus aided the fund's performance relative to that measure. However, the fund trailed its benchmark, which tracks municipal bonds nationwide, while the fund focuses specifically on California bonds, whose bonds lagged those of several other states over the period.

  On February 20, 2009, Kimberly A. Campbell became the manager of the fund.

■  Early in the period, yields on municipal bonds rose significantly as prices fell amid heavy institutional selling. The impact was greatest on long-maturity, high grade issues. After-tax yields on longer-maturity municipals reached levels not seen for years, leading non-institutional buyers to reach beyond the two- to 10-year range they traditionally favor. Higher yields, plus the perceived stronger credit quality of municipals compared to corporate issues in the economic downturn, subsequently encouraged buyers, who favored higher quality issues. As fear subsided, prices on BAA/BBB-rated3 bonds rebounded, attracting investors with their higher yields. Stronger demand gave longer-dated issues a performance advantage over shorter-term issues, but yields fell and prices rose across the maturity range. Later in the period, as a glimmer of positive economic data emerged, flows into municipal funds and individual bonds remained high. In this environment, the fund benefited from holdings in the intermediate and long maturity range. Prerefunded bonds, those backed by escrowed U.S. Treasury securities, also aided results. Shorter-term issues and issues rated below BBB hampered performance.

■  We believe that California's bond ratings could remain among the nation's lowest until structural changes are made in the budget process. The state's tax system relies heavily on personal income taxes, leaving revenues vulnerable to shifts in income levels. Spending and tax measures require two-thirds of the legislature to

1  The Barclays Capital Municipal Bond Index is considered representative of the broad market for investment-grade, tax-exempt bonds with maturities of at least one year. Indices are not available for investment, and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the fund may not match those in an index.

2  Lipper Inc., a widely respected data provider in the industry, calculates an average total return (assuming reinvestment of distributions) for mutual funds with investment objectives similar to those of the fund. Lipper makes no adjustment for the effect of sales loads.

3  The credit quality ratings represent those of Moody's Investors Service, Inc. ("Moody's"), Standard & Poor's Corporation ("S&P") or Fitch Ratings ("Fitch") credit ratings. The ratings represent their opinions as to the quality of the securities they rate. Ratings are relative and subjective and are not absolute standards of quality. The security's credit quality does not eliminate risk.

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. Please visit www.columbiafunds.com for daily and most recent month-end performance updates.

Summary

6-month (cumulative) return as of 04/30/09

+7.53%

Class A shares (without sales charge)

+8.20%

Barclays Capital Municipal Bond Index

Morningstar Style BoxTM

The Morningstar Style BoxTM reveals a fund's investment strategy. For fixed-income funds, the vertical axis shows the average credit quality of the bonds owned, and the horizontal axis shows interest rate sensitivity as measured by a bond's duration (short, intermediate or long). Information shown is based on the most recent data provided by Morningstar.

1

Fund Profile (continued) – Columbia California Tax-Exempt Fund approve, and initiative petitions tend to scatter spending and may reduce the state's financial flexibility, especially during economic downturns. We think that the various federal stimulus programs could help California's diverse economy to stabilize. Although the housing market may have begun to stabilize, we believe it remains fragile. We think the state is susceptible to rising unemployment and revenue pressures, putting additional stress on state services.

Portfolio Management

Kimberly A. Campbell has managed the fund since February 2009 and has been with the advisor or its predecessors since 1995.

Tax-exempt investing offers current tax-exempt income, but it also involves special risks. The value of the fund will be affected by interest rate changes and the creditworthiness of issues held in the fund. When interest rates go up, bond prices generally drop and vice versa.

Interest income from certain tax-exempt bonds may be subject to certain state and local taxes and, if applicable, the alternative minimum tax. Capital gains are not exempt from income taxes.

Single-state municipal bond funds pose additional risks due to limited geographical diversification.

2

Performance Information – Columbia California Tax-Exempt Fund

Performance of a $10,000 investment 05/01/99 – 04/30/09 ($)

Sales charge	without	with
Class A	14,969	14,258
Class B	13,896	13,896
Class C	14,313	14,313
Class Z	15,097	n/a

The table above shows the change in value of a hypothetical $10,000 investment in each share class of Columbia California Tax-Exempt Fund during the stated time period, and does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemption of fund shares.

Average annual total return as of 04/30/09 (%)

Share class	A		B		C		Z
Inception	06/16/86		08/04/92		08/01/97		09/19/05
Sales charge	without	with	without	with	without	with	without
6-month (cumulative)	7.53	2.42	7.13	2.13	7.29	6.29	7.65
1-year	0.29	–4.47	–0.46	–5.25	–0.16	–1.12	0.53
5-year	3.38	2.38	2.61	2.27	2.92	2.92	3.56
10-year	4.12	3.61	3.34	3.34	3.65	3.65	4.21

Average annual total return as of 03/31/09 (%)

Share class	A		B		C		Z
Sales charge	without	with	without	with	without	with	without
6-month (cumulative)	2.51	–2.36	2.13	–2.87	2.29	1.29	2.64
1-year	–0.92	–5.63	–1.66	–6.40	–1.37	–2.32	–0.69
5-year	2.20	1.21	1.44	1.10	1.74	1.74	2.37
10-year	3.89	3.39	3.12	3.12	3.43	3.43	3.98

The "with sales charge" returns include the maximum initial sales charge of 4.75% for Class A shares, the applicable contingent deferred sales charge of 5.00% in the first year, declining to 1.00% in the sixth year, and eliminated thereafter for Class B shares and 1.00% for Class C shares for the first year only. The "without sales charge" returns do not include the effect of sales charges. If they had, returns would be lower.

Performance results reflect any fee waivers or reimbursements of fund expenses by the investment advisor and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

All results shown assume reinvestment of distributions. Class Z shares are sold at net asset value with no distribution and service (Rule 12b-1) fees. Class Z shares have limited eligibility and the investment minimum requirements may vary. Please see the fund's prospectus for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each class.

The tables do not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemption of fund shares.

Class Z share (newer class shares) performance information includes returns of the fund's Class A shares (the oldest existing fund class) for periods prior to the inception of Class Z shares. These returns have not been restated to reflect any differences in expenses such as distribution and service (Rule 12b-1) fees between Class A shares and Class Z shares. The Class A share returns have been adjusted to take into account the fact that Class Z shares are sold without sales charges. If differences in expenses had been reflected, the returns shown for periods prior to the inception of Class Z shares would have been higher, to the extent that Class Z shares are not subject to any distribution and service (Rule 12b-1) fees. Class A shares were initially offered on June 16, 1986, Class B shares were initially offered on August 4, 1992, Class C shares were initially offered on August 1, 1997, and Class Z shares were initially offered on September 19, 2005.

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. Please visit www.columbiafunds.com for daily and most recent month-end performance updates.

Annual operating expense ratio (%)*

Class A	0.86
Class B	1.61
Class C	1.61
Class Z	0.62

*The annual operating expense ratio is as stated in the fund's prospectus that is current as of the date of this report and includes the expenses incurred by the investment companies in which the fund invests. Differences in expense ratios disclosed elsewhere in this report may result from including expenses incurred by the investment companies, fee waivers and expense reimbursements as well as different time periods used in calculating the ratios.

Net asset value per share

as of 04/30/09 ($)

Class A	7.05
Class B	7.05
Class C	7.05
Class Z	7.05

Distributions declared per share

11/01/08 – 04/30/09 ($)

Class A	0.16
Class B	0.13
Class C	0.14
Class Z	0.17

A portion of the fund's income may be subject to the alternative minimum tax. The fund may at times purchase tax-exempt securities at a discount. Some, or all, of this discount may be included in the fund's ordinary income, and is taxable when distributed. Distributions include taxable realized gains of $0.01 per share.

3

Understanding Your Expenses – Columbia California Tax-Exempt Fund

Estimating your actual expenses

To estimate the expenses that you paid over the period, first you will need your account balance at the end of the period:

■  For shareholders who receive their account statements from Columbia Management Services, Inc., your account balance is available online at www.columbiafunds.com or by calling Shareholder Services at 800.345.6611.

■  For shareholders who receive their account statements from their financial intermediary, contact your financial intermediary to obtain your account balance.

1.  Divide your ending account balance by $1,000. For example, if an account balance was $8,600 at the end of the period, the result would be 8.6.

2.  In the section of the table below titled "Expenses paid during the period," locate the amount for your share class. You will find this number in the column labeled "Actual." Multiply this number by the result from step 1. Your answer is an estimate of the expenses you paid on your account during the period.

If the value of your account falls below the minimum initial investment requirement applicable to you, your account generally will be subject to a $20 annual fee. This fee is not included in the accompanying table. If you are subject to the fee, keep it in mind when you are estimating the ongoing expenses of investing in the fund and when comparing the expenses of this fund with other funds.

As a fund shareholder, you incur two types of costs. There are transaction costs, which generally include sales charges on purchases and may include redemption fees or exchange fees. There are also ongoing costs, which generally include investment advisory fees, distribution and service (Rule 12b-1) fees and other fund expenses. The information on this page is intended to help you understand the ongoing costs of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing your fund's expenses by share class

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in each share class during the period. The information in the following table is based on an initial investment of $1,000, which is invested at the beginning of the period and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "Actual" column is calculated using the fund's actual operating expenses and total return for the period. The amount listed in the "Hypothetical" column for each share class assumes that the return each year is 5% before expenses and is calculated based on the fund's actual operating expenses. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during this period.

Compare with other funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing costs of investing in the fund with other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund and do not reflect any transaction costs, such as sales charges, redemption fees or exchange fees.

11/01/08 – 04/30/09

	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund's annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	1,075.28	1,020.63	4.32	4.21	0.84
Class B	1,000.00	1,000.00	1,071.31	1,016.91	8.17	7.95	1.59
Class C	1,000.00	1,000.00	1,072.90	1,018.40	6.63	6.46	1.29
Class Z	1,000.00	1,000.00	1,076.52	1,021.82	3.09	3.01	0.60

Expenses paid during the period are equal to the annualized expense ratio for the share class, multiplied by the average account value over the period, then multiplied by the number of days in the fund's most recent fiscal half-year and divided by 365.

Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, account value at the end of the period would have been reduced.

It is important to note that the expense amounts shown in the table are meant to highlight only ongoing costs of investing in the fund and do not reflect any transaction costs, such as sales charges, redemption fees or exchange fees. Therefore, the hypothetical examples provided may not help you determine the relative total costs of owning shares of different funds. If these transaction costs were included, your costs would have been higher.

4

Investment Portfolio – Columbia California Tax-Exempt Fund

April 30, 2009 (Unaudited)

Municipal Bonds – 95.4%
	Par ($)	Value ($)
Education – 5.4%
Education – 5.1%
CA Educational Facilities Authority
California College of Arts,
Series 2005: 5.000% 06/01/26	1,000,000	689,530
5.000% 06/01/35	1,500,000	923,790
California Lutheran University,
Series 2008, 5.750% 10/01/38	3,000,000	2,403,750
Loyola Marymount University,
Series 2001, Insured: NPFGC (a) 10/01/15	1,265,000	969,964
University of Redlands,
Series 2008 A, 5.125% 08/01/38	1,750,000	1,537,725
University of Southern California:
Series 2007 A, 4.500% 10/01/33	4,500,000	4,288,230
Series 2009, 5.000% 10/01/39	1,425,000	1,455,010
Woodbury University,
Series 2006, 5.000% 01/01/25	1,830,000	1,354,877
CA State University
Series 2009 A,
6.000% 11/01/40	2,000,000	2,118,120
CA Statewide Communities Development Authority
San Francisco Art Institute,
Series 2002, 7.375% 04/01/32	1,750,000	1,164,468
CA University
Series 2009 O,
5.250% 05/15/39	4,000,000	4,003,000
Education Total		20,908,464
Prep School – 0.3%
CA Statewide Communities Development Authority
Crossroads School for Arts & Sciences,
Series 1998, 6.000% 08/01/28 (b)	1,690,000	1,366,213
Prep School Total		1,366,213
Education Total		22,274,677

	Par ($)	Value ($)
Health Care – 7.3%
Hospitals – 7.3%
CA ABAG Finance Authority for Nonprofit Corps.
San Diego Hospital Association,
Series 2003 C, 5.375% 03/01/21	1,000,000	889,790
CA Health Facilities Financing Authority
Catholic Healthcare West,
Series 2004 I, 4.950% 07/01/26	1,000,000	999,480
Cedars-Sinai Medical Center,
Series 2005: 5.000% 11/15/27	1,500,000	1,363,155
5.000% 11/15/34	2,500,000	2,143,400
Kaiser Permanante,
Series 2006, 5.250% 04/01/39	2,000,000	1,733,060
Sutter Health,
Series 2042 A, 5.000% 11/15/42	2,000,000	1,754,000
CA Infrastructure & Economic Development Bank
Kaiser Assistance Corp.,
Series 2001 A, 5.550% 08/01/31	2,500,000	2,313,500
CA Kaweah Delta Health Care District
Series 2006,
4.500% 06/01/34	3,500,000	2,491,510
CA Loma Linda Hospital
Loma Linda University Medical Center,
Series 2005, 5.000% 12/01/22	6,155,000	4,938,403
CA Municipal Finance Authority
Community Hospital Center,
Series 2007, 5.250% 02/01/37	2,500,000	1,729,450
CA Rancho Mirage Joint Powers Financing Authority
Eisenhower Medical Center,
Series 2007 A, 5.000% 07/01/47	2,500,000	2,000,800
CA Sierra View Local Health Care District
Series 2007,
5.250% 07/01/37	1,500,000	1,114,710
CA Statewide Communities Development Authority
Kaiser Permanente,
Series 2007 A, 4.750% 04/01/33	2,000,000	1,602,680

See Accompanying Notes to Financial Statements.

5

Columbia California Tax-Exempt Fund

April 30, 2009 (Unaudited)

Municipal Bonds (continued)
	Par ($)	Value ($)
CA Turlock Health Facility
Emanuel Medical Center, Inc.:
Series 2004: 5.000% 10/15/13	940,000	851,631
5.375% 10/15/34	800,000	514,808
Series 2007 A, 5.000% 10/15/22	2,780,000	2,134,428
Series 2007 B, 5.125% 10/15/37	2,500,000	1,526,750
Hospitals Total		30,101,555
Health Care Total		30,101,555
Housing – 1.0%
Multi-Family – 0.4%
CA Statewide Communities Development Authority
Oracle Communities Corp.,
Series 2002 E-1, 5.375% 07/01/32	2,000,000	1,371,320
Multi-Family Total		1,371,320
Single-Family – 0.6%
CA Housing Finance Agency
Series 1997 B-3 Class I, AMT,
Insured: FHA 5.400% 08/01/28	485,000	473,389
Series 2006 K, AMT,
4.625% 08/01/26	2,500,000	2,000,075
CA Rural Home Mortgage Finance Authority
Series 1997 A-2, AMT,
Guarantor: GNMA 7.000% 09/01/29	35,000	35,489
Series 1998 B-5, AMT,
Guarantor: FNMA 6.350% 12/01/29	50,000	51,402
Series 2000 B, AMT,
Guarantor: FNMA 7.300% 06/01/31	40,000	41,051
Series 2000 D, AMT,
Guarantor: GNMA 7.100% 06/01/31	35,000	35,782
Single-Family Total		2,637,188
Housing Total		4,008,508

	Par ($)	Value ($)
Industrials – 0.7%
Oil & Gas – 0.7%
CA Southern California Public Power Authority
Series 2007,
5.000% 11/01/33	3,385,000	2,652,994
Oil & Gas Total		2,652,994
Industrials Total		2,652,994
Other – 16.4%
Other – 0.7%
CA Infrastructure & Economic Development Bank
Walt Disney Family Museum,
Series 2008, 5.250% 02/01/38	3,050,000	2,780,746
Other Total		2,780,746
Refunded/Escrowed (c) – 14.6%
CA Central Unified School District
Series 1993,
Escrowed to Maturity, Insured: AMBAC (a) 03/01/18	20,065,000	14,833,653
CA East Whittier City School District
Series 1997 A,
Escrowed to Maturity, Insured: FGIC 5.750% 08/01/17	1,675,000	1,964,206
CA Educational Facilities Authority
Series 1999 B,
Pre-refunded 04/01/09, 5.250% 04/01/24	70,000	70,700
Series 2000 B,
Pre-refunded 06/01/10, 6.625% 06/01/20	170,000	182,561
CA Health Facilities Financing Authority
Kaiser Permanente,
Series 1998 A, Escrowed to Maturity, Insured: FSA 5.000% 06/01/24	3,000,000	3,068,730
CA Infrastructure & Economic Development Bank Revenue
Series 2003 A,
Pre-refunded 07/01/26, Insured: AMBAC 5.125% 07/01/37	4,275,000	4,873,714

See Accompanying Notes to Financial Statements.

6

Columbia California Tax-Exempt Fund

April 30, 2009 (Unaudited)

Municipal Bonds (continued)
	Par ($)	Value ($)
CA Inland Empire Solid Waste Financing Authority
Series 1996 B, AMT,
Escrowed to Maturity, Insured: FSA 6.250% 08/01/11	1,075,000	1,137,931
CA Metropolitan Water District of Southern California
Series 1993 A,
Escrowed to Maturity, 5.750% 07/01/21	2,865,000	3,421,096
CA Morgan Hill Unified School District
Series 2002,
Escrowed to Maturity, Insured: FGIC (a) 08/01/21	2,010,000	1,234,401
CA Pleasanton-Suisun City Home Financing Authority
Series 1984 A,
Escrowed to Maturity, Insured: NPFGC (a) 10/01/16	5,270,000	4,173,787
CA Pomona
Single Family Mortgage Revenue,
Series 1990 B, Escrowed to Maturity, Guarantor: GNMA 7.500% 08/01/23	1,000,000	1,330,120
CA Redding Electric Systems Revenue
Series 1992 A, IFRN,
Escrowed to Maturity, Insured: NPFGC 10.091% 07/01/22 (d)	580,000	733,248
CA Riverside County
Series 1989 A, AMT,
Escrowed to Maturity, Guarantor: GNMA 7.800% 05/01/21	2,500,000	3,462,250
CA San Joaquin Hills Transportation Corridor Agency
Series 1993,
Escrowed to Maturity, (a) 01/01/20	15,400,000	10,263,022
CA San Jose Redevelopment Agency
Series 1993,
Escrowed to Maturity, Insured: NPFGC 6.000% 08/01/15	1,405,000	1,726,857

	Par ($)	Value ($)
CA Southern California Public Power Authority
Series 2003 A-1,
Pre-refunded 07/01/13, Insured: AMBAC 5.000% 07/01/25	1,000,000	1,139,620
CA State Department of Water Resources
Series 2001,
Escrowed to Maturity, Insured: FSA 5.500% 12/01/14	10,000	11,842
CA State
Series 2000:
Pre-refunded 05/01/10, 5.625% 05/01/26	60,000	63,629
Pre-refunded 09/01/10, Insured: FGIC 5.250% 09/01/30	155,000	164,481
Series 2004,
Pre-refunded 02/01/14, 5.000% 02/01/33	1,000,000	1,143,540
CA Whisman School District
Series 1996 A,
Escrowed to Maturity, Insured: FGIC (a) 08/01/16	1,645,000	1,325,574
PR Commonwealth of Puerto Rico Electric Power Authority
Series 1989 O,
Pre-refunded variable dates beginning 07/01/15, (a) 07/01/17	2,490,000	1,822,730
PR Commonwealth of Puerto Rico Infrastructure Financing Authority
Series 2000 A,
Economically Defeased to Maturity, 5.500% 10/01/32	1,500,000	1,566,495
Refunded/Escrowed Total		59,714,187
Tobacco – 1.1%
CA Golden State Tobacco Securitization Corp.
Series 2007 A-1,
5.000% 06/01/33	7,500,000	4,773,000
Tobacco Total		4,773,000
Other Total		67,267,933

See Accompanying Notes to Financial Statements.

7

Columbia California Tax-Exempt Fund

April 30, 2009 (Unaudited)

Municipal Bonds (continued)
	Par ($)	Value ($)
Resource Recovery – 0.9%
Disposal – 0.9%
CA Pollution Control Financing Authority
Waste Management,
Series 2002 A, AMT, 5.000% 01/01/22	2,000,000	1,770,400
CA Statewide Communities Development Authority
Series 2003 A, AMT,
4.950% 12/01/12	2,000,000	1,909,240
Disposal Total		3,679,640
Resource Recovery Total		3,679,640
Tax-Backed – 45.0%
Local Appropriated – 8.1%
CA Alameda County
Series 1989,
Insured: NPFGC
(a) 06/15/14	2,185,000	1,825,830
CA Anaheim Public Financing Authority
Series 1997 C,
Insured: FSA 6.000% 09/01/14	3,500,000	4,041,275
Series 2007 A-1,
Insured: FGIC 4.250% 09/01/35	3,500,000	2,694,090
CA Antelope Valley East-Kern Water Agency
Certificates of Participation,
Series 2007 A-1, Insured: FGIC 4.375% 06/01/37	2,500,000	2,062,225
CA Bodega Bay Fire Protection District
Certificates of Participation,
Series 1996, 6.450% 10/01/31	1,185,000	957,361
CA Los Angeles County Schools
Regionalized Business Services Corp.,
Series 1999 A, Insured: AMBAC: (a) 08/01/16	1,945,000	1,416,077
(a) 08/01/17	1,980,000	1,351,192
CA Modesto
Certificates of Participation,
Series 1993 A, Insured: AMBAC 5.000% 11/01/23	2,235,000	1,866,247

	Par ($)	Value ($)
CA Oakland Joint Powers Financing Authority
Series 2008 B,
Insured: AGO 5.000% 08/01/22	3,000,000	3,061,950
CA Sacramento City Financing Authority
Series 1993 A,
Insured: AMBAC 5.375% 11/01/14	1,100,000	1,149,676
CA San Joaquin County
Certificates of Participation,
Series 1993, Insured: NPFGC 5.500% 11/15/13	1,750,000	1,898,277
CA Santa Ana Financing Authority
Series 1994 A,
Insured: NPFGC 6.250% 07/01/18	6,035,000	6,851,475
CA Victor Elementary School District
Series 1996,
Insured: NPFGC 6.450% 05/01/18	3,345,000	3,901,073
Local Appropriated Total		33,076,748
Local General Obligations – 16.7%
CA Cabrillo Unified School District
Series 1996 A,
Insured: AMBAC (a) 08/01/15	3,000,000	2,336,190
CA Central Valley School District Financing Authority
Series 1998 A,
Insured: NPFGC 6.450% 02/01/18	1,000,000	1,157,910
CA Clovis Unified School District
Series 2001 A,
Insured: FGIC (a) 08/01/16	3,000,000	2,237,580
CA Coast Community College District
Series 2005,
Insured: NPFGC (a) 08/01/22	4,000,000	2,163,360
CA Corona-Norco Unified School District
Series 2001 C,
Insured: NPFGC (a) 09/01/17	1,000,000	698,390

See Accompanying Notes to Financial Statements.

8

Columbia California Tax-Exempt Fund

April 30, 2009 (Unaudited)

Municipal Bonds (continued)
	Par ($)	Value ($)
CA Culver City School Facilities Financing Authority
Series 2005,
Insured: FSA: 5.500% 08/01/25	655,000	733,109
5.500% 08/01/26	1,750,000	1,956,045
CA East Side Union High School District Santa Clara County
Series 2003 B,
Insured: NPFGC 5.250% 08/01/26	2,010,000	1,936,936
CA Fillmore Unified School District
Series 1997 A,
Insured: NPFGC (a) 07/01/17	650,000	457,880
CA Fresno Unified School District
Series 2002 A,
Insured: NPFGC 6.000% 02/01/19	2,480,000	2,742,161
CA Golden West Schools Financing Authority
Beverly Hills Unified School District,
Series 2005, Insured: NPFGC 5.250% 08/01/18	1,000,000	1,127,300
Placentia Yorba Linda Unified,
Series 2006, Insured: AMBAC 5.500% 08/01/24	1,825,000	2,014,052
CA Grossmont Union High School District
Series 2006,
Insured: NPFGC (a) 08/01/28	5,000,000	1,534,650
CA Jefferson Union High School District
Series 2000 A,
Insured: NPFGC 6.450% 08/01/25	1,000,000	1,096,800
CA Lafayette
Series 2002,
5.125% 07/15/25	1,995,000	2,054,052
CA Las Virgenes Unified School District
Series 1997 C,
Insured: FGIC (a) 11/01/20	1,205,000	679,343
CA Los Angeles Unified School District
Series 2002 E,
Insured: NPFGC 5.750% 07/01/16	2,500,000	2,901,075

	Par ($)	Value ($)
CA Manteca Unified School District
Series 2006,
Insured: NPFGC (a) 08/01/32	5,440,000	1,254,682
CA Modesto High School District
Series 2002 A,
Insured: FGIC (a) 08/01/16	1,500,000	1,118,790
CA New Haven Unified School District
Series 2002,
Insured: FSA 12.000% 08/01/17	1,565,000	2,532,937
CA Oak Park Unified School District
Series 2000,
Insured: FSA (a) 05/01/14	2,095,000	1,784,710
CA Oxnard Union High School District
Series 2001 A,
Insured: NPFGC 5.650% 02/01/17	960,000	1,050,566
CA Pomona Unified School District
Series 2001 A,
Insured: NPFGC 5.900% 02/01/16	845,000	936,497
CA Redwood City Elementary School District
Series 1997,
Insured: NPFGC (a) 08/01/18	2,385,000	1,573,170
CA Rocklin Unified School District
Series 1995 C,
Insured: NPFGC (a) 07/01/20	6,920,000	4,107,712
Series 2003,
Insured: FGIC (a) 08/01/17	2,000,000	1,402,820
CA San Juan Unified School District
Series 2001,
Insured: FSA (a) 08/01/15	2,760,000	2,199,968
CA San Marino Unified School District
Series 1998 B,
5.000% 06/01/23	1,000,000	1,097,570
CA San Mateo County Community College
Series 2006 C,
Insured: NPFGC (a) 09/01/26	1,925,000	745,437

See Accompanying Notes to Financial Statements.

9

Columbia California Tax-Exempt Fund

April 30, 2009 (Unaudited)

Municipal Bonds (continued)
	Par ($)	Value ($)
CA San Mateo Union High School District
Series 2000 B,
Insured: NPFGC (a) 09/01/26	4,005,000	1,446,886
CA Sanger Unified School District
Series 1999,
Insured: NPFGC 5.350% 08/01/15	1,500,000	1,507,395
CA Santa Margarita - Dana Point Authority
Series 1994 B,
Insured: NPFGC 7.250% 08/01/13	2,000,000	2,253,220
CA Saratoga
Series 2001,
Insured: NPFGC 5.250% 08/01/31	2,000,000	2,012,060
CA Simi Valley Unified School District
Series 1997,
Insured: AMBAC 5.250% 08/01/22	925,000	899,969
CA South San Francisco Unified School District
Series 2006,
Insured: NPFGC 5.250% 09/15/22	1,500,000	1,717,005
CA Tahoe-Truckee Unified School District
No. 1-A,
Series 1999, Insured: FGIC (a) 08/01/23	3,780,000	1,728,254
No. 2-A,
Series 1999, Insured: FGIC (a) 08/01/24	2,965,000	1,257,012
CA Union Elementary School District
Series 1999 A,
Insured: NPFGC (a) 09/01/19	1,750,000	1,071,052
CA Upland Unified School District
Series 2001,
Insured: FSA 5.125% 08/01/25	750,000	765,870
CA West Contra Costa Unified School District
Series 2001 A,
Insured: NPFGC 5.600% 02/01/20	1,610,000	1,657,447

	Par ($)	Value ($)
Series 2005 D,
Insured: NPFGC (a) 08/01/22	5,000,000	2,470,250
CA West Covina Unified School District
Series 2002 A,
Insured: NPFGC 5.250% 02/01/19	725,000	759,379
CA Yuba City Unified School District
Series 2000,
Insured: NPFGC (a) 09/01/20	2,385,000	1,358,043
Local General Obligations Total		68,535,534
Special Non-Property Tax – 3.3%
CA San Diego Redevelopment Agency
Series 2001,
Insured: FSA (a) 09/01/20	3,630,000	2,044,234
CA San Francisco Bay Area Rapid Transit Financing Authority
Series 2001,
Insured: AMBAC 5.000% 07/01/26	525,000	528,932
Series 2005 A,
Insured: NPFGC 4.250% 07/01/25	2,000,000	1,865,200
PR Commonwealth of Puerto Rico Highway & Transportation Authority
Series 1996 Y,
Insured: NPFGC 6.250% 07/01/12	3,000,000	3,133,410
Series 1998 A,
Insured: NPFGC 4.750% 07/01/38	2,250,000	1,843,403
Series 2002 E,
Insured: FSA 5.500% 07/01/14	2,000,000	2,111,960
Series 2006 BB,
Insured: FSA 5.250% 07/01/22	2,000,000	2,065,240
Special Non-Property Tax Total		13,592,379
Special Property Tax – 10.4%
CA Carson Improvement Bond Act 1915
Series 1992,
7.375% 09/02/22	125,000	114,915

See Accompanying Notes to Financial Statements.

10

Columbia California Tax-Exempt Fund

April 30, 2009 (Unaudited)

Municipal Bonds (continued)
	Par ($)	Value ($)
CA Cerritos Public Financing Authority
Los Coyotes Redevelopment,
Series 1993 A, Insured: AMBAC 6.500% 11/01/23	2,000,000	2,215,460
CA Elk Grove Unified School District
Community Facilities District No. 1,
Series 1995 A, Insured: AMBAC: (a) 12/01/18	2,720,000	1,681,286
6.500% 12/01/24	4,055,000	4,300,490
CA Inglewood Redevelopment Agency
Series 1998 A,
Insured: AMBAC 5.250% 05/01/23	1,000,000	984,930
CA Lancaster Financing Authority
Series 2003,
Insured: NPFGC 5.125% 02/01/17	1,270,000	1,300,569
CA Long Beach Bond Finance Authority
Series 2006 C,
Insured: AMBAC 5.500% 08/01/31	3,250,000	2,912,195
CA Los Angeles Community Redevelopment Agency
Series 1998 C,
Insured: NPFGC 5.375% 07/01/18	1,665,000	1,686,512
CA Los Angeles County Public Works Financing Authority
J.F. Shea Co.,
Series 1996 A, Insured: FSA 5.500% 10/01/18	2,695,000	3,037,642
CA Oakdale Public Financing Authority
Central City Redevelopment Project,
Series 2004,
5.375% 06/01/33	1,500,000	1,089,600
CA Oakland Redevelopment Agency
Series 1992,
Insured: AMBAC
5.500% 02/01/14	6,955,000	7,078,173
CA Oceanside Community Facilities
Ocean Ranch Corp.,
Series 2004,
5.875% 09/01/34	1,000,000	739,980

	Par ($)	Value ($)
CA Orange County Community Facilities District
Ladera Ranch,
Series 2004 A,
5.625% 08/15/34	850,000	709,640
CA Rancho Cucamonga Redevelopment Agency
Series 2007 A,
Insured: NPFGC
5.000% 09/01/34	1,000,000	824,420
CA Redwood City Community Facilities District No. 1
Series 2003 B,
5.950% 09/01/28	750,000	585,855
CA Riverside County Public Financing Authority
Series 1991 A,
8.000% 02/01/18	20,000	20,043
CA San Bernardino Joint Powers Financing Authority
Series 1998 A,
Insured: AMBAC
5.750% 07/01/14	985,000	1,041,618
Series 2005 A,
Insured: FSA
5.750% 10/01/24	2,420,000	2,603,896
CA San Jose Redevelopment Agency
Series 1993,
Insured: NPFGC
6.000% 08/01/15	2,790,000	2,987,113
CA Sulphur Springs Unified School District
Series 2002-1-A,
6.000% 09/01/33	1,500,000	1,115,910
CA West Covina Redevelopment Agency
Series 1996,
6.000% 09/01/17	5,000,000	5,669,550
Special Property Tax Total		42,699,797
State Appropriated – 2.5%
CA Public Works Board
Department of Mental Health,
Coalinga State Hospital,
Series 2004 A,
5.500% 06/01/19	1,500,000	1,527,390
Various State Prisons Projects,
Series 1993 A,
Insured: AMBAC:
5.000% 12/01/19	6,000,000	6,041,640
5.250% 12/01/13	2,500,000	2,612,075
State Appropriated Total		10,181,105

See Accompanying Notes to Financial Statements.

11

Columbia California Tax-Exempt Fund

April 30, 2009 (Unaudited)

Municipal Bonds (continued)
	Par ($)	Value ($)
State General Obligations – 4.0%
CA State
Series 2000,
5.625% 05/01/26	160,000	161,218
Series 2003,
5.250% 02/01/20	1,250,000	1,328,262
Series 2007,
4.500% 08/01/26	2,500,000	2,262,350
Series 2008,
5.000% 08/01/34	2,500,000	2,309,750
Series 2009,
6.000% 04/01/35	4,000,000	4,144,920
PR Commonwealth of Puerto Rico
Series 2004 A:
5.250% 07/01/21	2,000,000	1,878,160
5.250% 07/01/22	2,000,000	1,846,600
Series 2007 A,
Insured: FGIC
5.500% 07/01/21	2,500,000	2,401,250
State General Obligations Total		16,332,510
Tax-Backed Total		184,418,073
Transportation – 2.4%
Airports – 0.8%
CA County of Sacramento
Series 2008 B, AMT,
Insured: FSA
5.250% 07/01/39	1,000,000	900,400
CA San Diego County Regional Airport Authority
Series 2005, AMT,
Insured: AMBAC
5.250% 07/01/20	750,000	741,218
CA San Francisco City & County Airports Commission
Series 2008 34E, AMT,
Insured: FSA
5.750% 05/01/25	1,500,000	1,521,030
Airports Total		3,162,648
Toll Facilities – 1.6%
CA Bay Area Toll Authority
Series 2008 F-1,
5.125% 04/01/47	2,500,000	2,443,075
CA Foothill Eastern Transportation Corridor Agency
Series 1995 A,
Insured: NPFGC
5.000% 01/01/35	2,000,000	1,326,220

	Par ($)	Value ($)
Series 1999,
5.750% 01/15/40	4,000,000	2,871,680
Toll Facilities Total		6,640,975
Transportation Total		9,803,623
Utilities – 16.3%
Investor Owned – 1.9%
CA Chula Vista Industrial Development Authority
San Diego Gas & Electric Co.,
Series 1996 B, AMT,
5.500% 12/01/21	2,000,000	1,982,880
San Diego Gas D,
Series 2005, AMT,
5.000% 12/01/27	3,500,000	3,110,905
CA Pollution Control Financing Authority
San Diego Gas & Electric Co.,
Series 1996 A,
Insured: AMBAC
5.900% 06/01/14	2,650,000	2,855,269
Investor Owned Total		7,949,054
Joint Power Authority – 1.2%
CA Southern California Public Power Authority
Series 1989,
6.750% 07/01/13	4,000,000	4,726,400
Joint Power Authority Total		4,726,400
Municipal Electric – 3.2%
CA Los Angeles Department of Water & Power
Series 2008,
5.250% 07/01/38	1,750,000	1,759,993
CA Modesto Irrigation District
Certificates Participation,
Series 2004 B,
5.500% 07/01/35	2,000,000	1,951,080
CA Sacramento Municipal Utility District
Series 1993 G,
Insured: NPFGC
6.500% 09/01/13	1,500,000	1,626,180
Series 1997 K,
Insured: AMBAC:
5.250% 07/01/24	2,220,000	2,305,847
5.700% 07/01/17	1,900,000	2,149,964
Series 2001 N,
Insured: NPFGC
5.000% 08/15/28	2,000,000	1,973,060

See Accompanying Notes to Financial Statements.

12

Columbia California Tax-Exempt Fund

April 30, 2009 (Unaudited)

Municipal Bonds (continued)
	Par ($)	Value ($)
PR Commonwealth of Puerto Rico Electric Power Authority
Series 2008 WW,
5.000% 07/01/28	1,500,000	1,358,910
Municipal Electric Total		13,125,034
Water & Sewer – 10.0%
CA Big Bear Lake
Series 1996,
Insured: NPFGC 6.000% 04/01/15	1,350,000	1,511,770
CA Chino Basin Regional Financing Authority
Inland Empire Utilities Agency,
Series 2008 A, Insured: AMBAC 5.000% 11/01/38	2,000,000	1,919,620
CA City of Los Angeles,
Series 2009 A,
5.000% 06/01/39	4,000,000	3,855,240
CA Contra Costa Water District
Series 2002 L,
Insured: FSA 5.000% 10/01/24	1,920,000	1,960,416
CA Eastern Municipal Water District
Certificates of Participation,
Series 1991, Insured: FGIC 6.750% 07/01/12	1,000,000	1,070,320
CA Elsinore Valley Municipal Water District
Certificates of Participation,
Series 1992 A, Insured: FGIC 6.000% 07/01/12	2,500,000	2,633,750
CA Fresno
Series 1993 A-1,
Insured: AMBAC 6.250% 09/01/14	5,000,000	5,533,000
CA Lodi Wastewater Systems Revenue
Series 2007 A,
Insured: FSA 5.000% 10/01/37	1,250,000	1,193,425
CA Los Angeles Department of Water & Power
Series 2001 A:
5.125% 07/01/41	3,000,000	2,896,680
Insured: FGIC 5.125% 07/01/41	3,000,000	2,887,800

	Par ($)	Value ($)
CA Manteca Financing Authority
Series 2003 B,
Insured: NPFGC 5.000% 12/01/33	575,000	575,127
CA Metropolitan Water District of Southern California
Series 1993 A,
5.750% 07/01/21	3,635,000	4,252,550
CA Pico Rivera Water Authority
Series 1999 A,
Insured: NPFGC 5.500% 05/01/29	2,000,000	2,117,960
CA Sacramento County Sanitation District
Series 2001,
Insured: AMBAC 5.500% 12/01/18	2,000,000	2,310,620
CA Santa Clara Valley Water District
Series 2006,
Insured: FSA 4.250% 06/01/30	2,500,000	2,150,750
CA Santa Maria Water & Wastewater
Series 1997 A,
Insured: AMBAC (a) 08/01/14	2,000,000	1,622,100
CA State Department of Water Resources
Series 2001,
Insured: FSA 5.500% 12/01/14	1,990,000	2,329,952
Water & Sewer Total		40,821,080
Utilities Total		66,621,568
Total Municipal Bonds (cost of $391,990,728)		390,828,571
Municipal Preferred Stock – 0.3%
	Shares
Housing – 0.3%
Multi-Family – 0.3%
MuniMae TE Bond Subsidiary LLC
Series 2004 A-2,
4.900% 06/30/49 (e)	2,000,000	1,412,320
Multi-Family Total		1,412,320
Housing Total		1,412,320
Total Municipal Preferred Stock (cost of $2,000,000)		1,412,320

See Accompanying Notes to Financial Statements.

13

Columbia California Tax-Exempt Fund

April 30, 2009 (Unaudited)

Investment Companies – 2.9%
	Shares	Value ($)
Columbia California Tax-Exempt
Reserves, Capital Class (7 day yield of 0.520%) (f)(g)	5,487,700	5,487,700
Dreyfus Municipal Cash
Management Plus (7 day yield of 0.820%)	6,357,459	6,357,459
Total Investment Companies (cost of $11,845,159)		11,845,159
Other – 0.0%
Transportation – 0.0%
CA Statewide Communities Development Authority
United Airlines, Inc,
Series 2001,
07/01/39 (h)(i)	2,000,000	80,000
Total Other (cost of $—)		80,000
Short-Term Obligation – 0.0%
	Par ($)
Variable Rate Demand Note (j) – 0.0%
CA Department of Water Resources
Power Supply Revenue,
Series 2005 F-2, LOC: JPMorgan Chase Bank 0.300% 05/01/20	100,000	100,000
Variable Rate Demand Note Total		100,000
Total Short-Term Obligation (cost of $100,000)		100,000
Total Investments – 98.6% (cost of $405,935,887) (k)		404,266,050
Other Assets & Liabilities, Net – 1.4%		5,539,499
Net Assets – 100.0%		409,805,549

Notes to Investment Portfolio:

(a)  Zero coupon bond.

(b)  Denotes a restricted security, which is subject to restrictions on resale under federal securities laws or in transactions exempt from registration. At April 30, 2009, the value of this security amounted to $1,366,213 which represents 0.3% of net assets. Additional information on this restricted security is as follows:

Security	Acquisition Date	Acquisition Cost
CA Statewide Communities Development Authority; Crossroads School for Arts & Sciences, Series 1998, 6.000% 08/01/28	08/21/98	$1,750,000

(c)  The Fund has been informed that each issuer has placed direct obligations of the U.S. Government in an irrevocable trust, solely for the payment of principal and interest.

(d)  The interest rate shown on floating rate or variable rate securities reflects the rate at April 30, 2009.

(e)  Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2009, the value of this security, which is not illiquid, amounted to $1,412,320 which represents 0.3% of net assets.

(f)  Investments in affiliates during the six months ended April 30, 2009:
Security name: Columbia California Tax-Exempt Reserves, Capital Class (7 day yield of 0.520%).

Shares as of 10/31/08:	—
Shares purchased:	30,393,067
Shares sold:	(24,905,367)
Shares as of 04/30/09:	5,487,700
Net realized gain/loss:	$—
Dividend income earned:	$14,294
Value at end of period:	$5,487,700

(g)  Money market mutual fund registered under the Investment Company Act of 1940, as amended, and advised by Columbia Management Advisors, LLC.

(h)  Non-income producing.

(i)  Position reflects anticipated residual bankruptcy claims. Income is not being accrued.

(j)  This security is payable upon demand and is secured by letters of credit or other credit support aggrements from banks. The interest rate changes periodically and the interest rate shown reflects the rate as of April 30, 2009.

(k)  Cost for federal income tax purposes is $405,875,081.

  The following table summarizes the inputs used, as of April 30, 2009, in valuing the Fund's assets:

Valuation Inputs	Investments in Securities	Other Financial Instruments
Level 1 – Quoted Prices	$11,845,159	$—
Level 2 – Other Significant Observable Inputs	392,420,891	—
Level 3 – Significant Unobservable Inputs	—	—
Total	$404,266,050	$—

  For more information on valuation inputs, and their aggregation into the levels used in the table above, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

See Accompanying Notes to Financial Statements.

14

Columbia California Tax-Exempt Fund

April 30, 2009 (Unaudited)

At April 30, 2009, the composition of the Fund by revenue source is as follows:

Holdings By Revenue Source	% of Net Assets
Tax-Backed	45.0
Other	16.4
Utilities	16.3
Health Care	7.3
Education	5.4
Transportation	2.4
Housing	1.3
Resource Recovery	0.9
Industrials	0.7
	95.7
Investment Companies	2.9
Short-Term Obligation	0.0	*
Other Assets & Liabilities, Net	1.4
	100.0

*  Represents less than 0.1%.

Acronym	Name
AGO	Assured Guaranty Ltd.

AMBAC	Ambac Assurance Corp.

AMT	Alternative Minimum Tax

FGIC	Financial Guaranty Insurance Co.

FHA	Federal Housing Administration

FNMA	Federal National Mortgage Association

FSA	Financial Security Assurance, Inc.

GNMA	Government National Mortgage Association

IFRN	Inverse Floating Rate Note

LOC	Letter of Credit

NPFGC	National Public Financial Guarantee Corp.

See Accompanying Notes to Financial Statements.

15

Statement of Assets and Liabilities – Columbia California Tax-Exempt Fund
April 30, 2009 (Unaudited)

Assets	Unaffiliated investments, at cost	$400,448,187
	Affiliated investments, at cost	5,487,700
	Total investments, at cost	405,935,887
	Unaffiliated investments, at value	$398,778,350
	Affiliated investments, at value	5,487,700
	Total investments, at value	404,266,050
	Cash	575
	Receivable for:
	Investments sold	1,804,206
	Fund shares sold	381,665
	Interest	5,082,337
	Expense reimbursement due from investment advisor	3,386
	Trustees' deferred compensation plan	25,785
	Prepaid expense	10,503
	Total Assets	411,574,507
Liabilities	Payable for:
	Fund shares repurchased	620,718
	Distributions	762,125
	Investment advisory fee	167,413
	Transfer agent fee	17,341
	Trustees' fees	30,258
	Pricing and bookkeeping fees	17,878
	Custody fee	2,860
	Distribution and service fees	73,283
	Chief compliance officer expenses	69
	Trustees' deferred compensation plan	25,785
	Other liabilities	51,228
	Total Liabilities	1,768,958
	Net Assets	409,805,549
Net Assets Consist of	Paid-in capital	411,683,874
	Undistributed net investment income	284,937
	Accumulated net realized loss	(493,425)
	Net unrealized depreciation on investments	(1,669,837)
	Net Assets	409,805,549
Class A	Net assets	$267,321,715
	Shares outstanding	37,911,029
	Net asset value per share	$7.05	(a)
	Maximum sales charge	4.75%
	Maximum offering price per share ($7.05/0.9525)	$7.40	(b)
Class B	Net assets	$8,315,409
	Shares outstanding	1,179,274
	Net asset value and offering price per share	$7.05	(a)
Class C	Net assets	$25,864,057
	Shares outstanding	3,668,010
	Net asset value and offering price per share	$7.05	(a)
Class Z	Net assets	$108,304,368
	Shares outstanding	15,359,508
	Net asset value, offering and redemption price per share	$7.05

(a)  Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

(b)  On sales of $50,000 or more the offering price is reduced.

See Accompanying Notes to Financial Statements.

16

Statement of Operations – Columbia California Tax-Exempt Fund
For the Six Months Ended April 30, 2009 (Unaudited)

		($)
Investment Income	Interest	10,547,469
	Dividends	8,806
	Dividends from affiliates	14,294
	Total Investment Income	10,570,569
Expenses	Investment advisory fee	996,019
	Distribution fee:
	Class B	34,058
	Class C	85,857
	Service fee:
	Class A	311,819
	Class B	10,841
	Class C	27,375
	Transfer agent fee	56,894
	Pricing and bookkeeping fees	62,698
	Trustees' fees	12,874
	Custody fee	5,567
	Chief compliance officer expenses	369
	Other expenses	95,141
	Total Expenses	1,699,512
	Fees waived or expenses reimbursed by investment advisor	(32,792)
	Fees waived by distributor—Class C	(34,408)
	Expense reductions	(1,573)
	Net Expenses	1,630,739
	Net Investment Income	8,939,830
Net Realized and Unrealized Gain (Loss) on Investments and Futures Contracts
	Net realized gain (loss) on:
	Investments	(109,947)
	Futures contracts	191,984
	Net realized gain	82,037
	Net change in unrealized appreciation (depreciation) on investments	19,971,717
	Net Gain	20,053,754
	Net Increase Resulting from Operations	28,993,584

See Accompanying Notes to Financial Statements.

17

Statement of Changes in Net Assets – Columbia California Tax-Exempt Fund

Increase (Decrease) in Net Assets		(Unaudited) Six Months Ended April 30, 2009 ($)	Year Ended October 31, 2008 ($)
Operations	Net investment income	8,939,830	18,162,478
	Net realized gain on investments and futures contracts	82,037	1,057,499
	Net change in unrealized appreciation (depreciation) on investments and futures contracts	19,971,717	(49,502,897)
	Net Increase (Decrease) Resulting from Operations	28,993,584	(30,282,920)
Distributions to Shareholders	From net investment income:
	Class A	(5,825,160)	(11,559,069)
	Class B	(168,983)	(442,150)
	Class C	(458,621)	(741,322)
	Class Z	(2,484,609)	(5,418,607)
	From net realized gains:
	Class A	(266,708)	(1,597,721)
	Class B	(9,730)	(89,254)
	Class C	(22,700)	(104,151)
	Class Z	(111,582)	(730,285)
	Total Distributions to Shareholders	(9,348,093)	(20,682,559)
	Net Capital Stock Transactions	(12,289,332)	16,332,602
	Total Increase (Decrease) in Net Assets	7,356,159	(34,632,877)
Net Assets	Beginning of period	402,449,390	437,082,267
	End of period	409,805,549	402,449,390
	Undistributed net investment income at end of period	284,937	282,480

See Accompanying Notes to Financial Statements.

18

Statement of Changes in Net Assets – (continued)

	Columbia California Tax-Exempt Fund
	(Unaudited)
	Six Months Ended April 30, 2009		Year Ended October 31, 2008
Capital Stock Activity	Shares	Dollars ($)	Shares	Dollars ($)
Class A
Subscriptions	2,742,952	19,025,101	8,916,823	65,274,242
Distributions reinvested	586,301	4,029,862	1,184,466	8,612,536
Redemptions	(4,665,586)	(31,833,936)	(8,118,611)	(58,820,520)
Net increase (decrease)	(1,336,333)	(8,778,973)	1,982,678	15,066,258
Class B
Subscriptions	40,476	278,448	145,678	1,073,625
Distributions reinvested	16,039	110,054	46,959	343,107
Redemptions	(329,489)	(2,286,673)	(876,556)	(6,424,692)
Net decrease	(272,974)	(1,898,171)	(683,919)	(5,007,960)
Class C
Subscriptions	839,609	5,792,865	1,651,124	12,081,252
Distributions reinvested	36,163	248,385	63,179	458,523
Redemptions	(473,008)	(3,211,683)	(670,276)	(4,878,905)
Net increase	402,764	2,829,567	1,044,027	7,660,870
Class Z
Subscriptions	1,600,421	11,064,228	4,727,932	34,922,006
Distributions reinvested	29,589	201,610	74,327	545,939
Redemptions	(2,313,130)	(15,707,593)	(5,048,600)	(36,854,511)
Net decrease	(683,120)	(4,441,755)	(246,341)	(1,386,566)

See Accompanying Notes to Financial Statements.

19

Financial Highlights – Columbia California Tax-Exempt Fund

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended April 30,		Year Ended October 31,
Class A Shares	2009		2008		2007		2006		2005		2004
Net Asset Value, Beginning of Period	$6.71		$7.55		$7.74		$7.59		$7.74		$7.70
Income from Investment Operations:
Net investment income (a)	0.15		0.30		0.30		0.31		0.31		0.31
Net realized and unrealized gain (loss) on investments and futures contracts	0.35		(0.79)		(0.16)		0.18		(0.15)		0.20
Total from investment operations	0.50		(0.49)		0.14		0.49		0.16		0.51
Less Distributions to Shareholders:
From net investment income	(0.15)		(0.31)		(0.30)		(0.31)		(0.31)		(0.31)
From net realized gains	(0.01)		(0.04)		(0.03)		(0.03)		—		(0.16)
Total distributions to shareholders	(0.16)		(0.35)		(0.33)		(0.34)		(0.31)		(0.47)
Net Asset Value, End of Period	$7.05		$6.71		$7.55		$7.74		$7.59		$7.74
Total return (b)	7.53	%(c)(d)	(6.80	)%(c)	1.86	%(c)	6.61	%(c)	2.05	%(c)	6.81%
Ratios to Average Net Assets/ Supplemental Data:
Net expenses (e)	0.84	%(f)	0.84%		0.83%		0.83%		0.90%		0.87%
Waiver/Reimbursement	0.02	%(f)	0.01%		0.03%		0.02%		—	%(g)	—
Net investment income (e)	4.47	%(f)	4.14%		3.99%		4.04%		4.00%		4.07%
Portfolio turnover rate	5	%(d)	12%		12%		10%		7%		4%
Net assets, end of period (000's)	$267,322		$263,220		$281,254		$292,740		$303,486		$199,877

(a)  Per share data was calculated using the average shares outstanding during the period.

(b)  Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.

(c)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(d)  Not annualized.

(e)  The benefits derived from expense reductions had an impact of less than 0.01%.

(f)  Annualized.

(g)  Rounds to less than 0.01%.

See Accompanying Notes to Financial Statements.

20

Financial Highlights – Columbia California Tax-Exempt Fund

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended April 30,		Year Ended October 31,
Class B Shares	2009		2008		2007		2006		2005		2004
Net Asset Value, Beginning of Period	$6.71		$7.55		$7.74		$7.59		$7.74		$7.70
Income from Investment Operations:
Net investment income (a)	0.13		0.25		0.25		0.25		0.25		0.25
Net realized and unrealized gain (loss) on investments and futures contracts	0.34		(0.80)		(0.17)		0.18		(0.15)		0.20
Total from investment operations	0.47		(0.55)		0.08		0.43		0.10		0.45
Less Distributions to Shareholders:
From net investment income	(0.12)		(0.25)		(0.24)		(0.25)		(0.25)		(0.25)
From net realized gains	(0.01)		(0.04)		(0.03)		(0.03)		—		(0.16)
Total distributions to shareholders	(0.13)		(0.29)		(0.27)		(0.28)		(0.25)		(0.41)
Net Asset Value, End of Period	$7.05		$6.71		$7.55		$7.74		$7.59		$7.74
Total return (b)	7.13	%(c)(d)	(7.49	)%(c)	1.10	%(c)	5.82	%(c)	1.29	%(c)	6.01%
Ratios to Average Net Assets/ Supplemental Data:
Net expenses (e)	1.59	%(f)	1.59%		1.58%		1.58%		1.65%		1.62%
Waiver/Reimbursement	0.02	%(f)	0.01%		0.03%		0.02%		—	%(g)	—
Net investment income (e)	3.73	%(f)	3.38%		3.25%		3.29%		3.25%		3.32%
Portfolio turnover rate	5	%(d)	12%		12%		10%		7%		4%
Net assets, end of period (000's)	$8,315		$9,740		$16,123		$24,004		$30,327		$28,600

(a)  Per share data was calculated using the average shares outstanding during the period.

(b)  Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.

(c)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(d)  Not annualized.

(e)  The benefits derived from expense reductions had an impact of less than 0.01%.

(f)  Annualized.

(g)  Rounds to less than 0.01%.

See Accompanying Notes to Financial Statements.

21

Financial Highlights – Columbia California Tax-Exempt Fund

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended April 30,		Year Ended October 31,
Class C Shares	2009		2008	2007	2006	2005	2004
Net Asset Value, Beginning of Period	$6.71		$7.55	$7.74	$7.59	$7.74	$7.70
Income from Investment Operations:
Net investment income (a)	0.14		0.27	0.27	0.27	0.27	0.28
Net realized and unrealized gain (loss) on investments and futures contracts	0.34		(0.80)	(0.16)	0.18	(0.15)	0.19
Total from investment operations	0.48		(0.53)	0.11	0.45	0.12	0.47
Less Distributions to Shareholders:
From net investment income	(0.13)		(0.27)	(0.27)	(0.27)	(0.27)	(0.27)
From net realized gains	(0.01)		(0.04)	(0.03)	(0.03)	—	(0.16)
Total distributions to shareholders	(0.14)		(0.31)	(0.30)	(0.30)	(0.27)	(0.43)
Net Asset Value, End of Period	$7.05		$6.71	$7.55	$7.74	$7.59	$7.74
Total return (b)(c)	7.29	%(d)	(7.22)%	1.40%	6.13%	1.59%	6.33%
Ratios to Average Net Assets/ Supplemental Data:
Net expenses (e)	1.29	%(f)	1.29%	1.28%	1.28%	1.35%	1.32%
Waiver/Reimbursement	0.32	%(f)	0.31%	0.33%	0.32%	0.30%	0.30%
Net investment income (e)	4.01	%(f)	3.69%	3.54%	3.59%	3.55%	3.62%
Portfolio turnover rate	5	%(d)	12%	12%	10%	7%	4%
Net assets, end of period (000's)	$25,864		$21,899	$16,765	$16,224	$17,063	$14,244

(a)  Per share data was calculated using the average shares outstanding during the period.

(b)  Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.

(c)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(d)  Not annualized.

(e)  The benefits derived from expense reductions had an impact of less than 0.01%.

(f)  Annualized.

See Accompanying Notes to Financial Statements.

22

Financial Highlights – Columbia California Tax-Exempt Fund

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended April 30,		Year Ended October 31,			Period Ended October 31,
Class Z Shares	2009		2008	2007	2006	2005 (a)
Net Asset Value, Beginning of Period	$6.71		$7.55	$7.74	$7.59	$7.73
Income from Investment Operations:
Net investment income (b)	0.16		0.32	0.32	0.32	0.04
Net realized and unrealized gain (loss) on investments and futures contracts	0.35		(0.80)	(0.16)	0.19	(0.14)
Total from investment operations	0.51		(0.48)	0.16	0.51	(0.10)
Less Distributions to Shareholders:
From net investment income	(0.16)		(0.32)	(0.32)	(0.33)	(0.04)
From net realized gains	(0.01)		(0.04)	(0.03)	(0.03)	—
Total distributions to shareholders	(0.17)		(0.36)	(0.35)	(0.36)	(0.04)
Net Asset Value, End of Period	$7.05		$6.71	$7.55	$7.74	$7.59
Total return (c)(d)	7.65	%(e)	(6.57)%	2.09%	6.85%	(1.28	)%(e)
Ratios to Average Net Assets/ Supplemental Data:
Net expenses (f)	0.60	%(g)	0.60%	0.60%	0.60%	0.58	%(g)
Waiver/Reimbursement	0.02	%(g)	0.01%	0.03%	0.02%	—	%(g)(h)
Net investment income (f)	4.71	%(g)	4.38%	4.23%	4.26%	4.29	%(g)
Portfolio turnover rate	5	%(e)	12%	12%	10%	7	%(e)
Net assets, end of period (000's)	$108,304		$107,591	$122,941	$123,803	$117,979

(a)  Class Z shares commenced operations on September 19, 2005. Per share data and total return reflect activity from that date.

(b)  Per share data was calculated using the average shares outstanding during the period.

(c)  Total return at net asset value assuming all distributions reinvested.

(d)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(e)  Not annualized.

(f)  The benefits derived from expense reductions had an impact of less than 0.01%.

(g)  Annualized.

(h)  Rounds to less than 0.01%.

See Accompanying Notes to Financial Statements.

23

Notes to Financial Statements – Columbia California Tax-Exempt Fund

April 30, 2009 (Unaudited)

Note 1. Organization

Columbia California Tax-Exempt Fund (the "Fund"), a series of Columbia Funds Series Trust I (the "Trust"), is a diversified portfolio. The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company.

Investment Objective

The Fund seeks total return, consisting of current income exempt from federal income tax and California individual income tax and of capital appreciation, consistent with moderate fluctuation of principal.

Fund Shares

The Trust may issue an unlimited number of shares, and the Fund offers four classes of shares: Class A, Class B, Class C and Class Z. Each share class has its own expense structure and sales charges, as applicable.

Class A shares are subject to a maximum front-end sales charge of 4.75% based on the amount of initial investment. Class A shares purchased without an initial sales charge in accounts aggregating $1 million to $50 million at the time of purchase are subject to a 1.00% contingent deferred sales charge ("CDSC") if the shares are sold within one year after purchase. Class B shares are subject to a maximum CDSC of 5.00% based upon the holding period after purchase. Class B shares will convert to Class A shares eight years after purchase. Class C shares are subject to a 1.00% CDSC on shares sold within one year after purchase. Class Z shares are offered continuously at net asset value. There are certain restrictions on the purchase of Class Z shares, as described in the Fund's prospectus.

Beginning on or about June 22, 2009, the Fund will no longer accept investment in Class B shares from new or existing investors in the Fund's Class B shares, except in connection with the reinvestment of any dividend and/or capital gain distributions in Class B shares of the Fund and exchanges by existing Class B shareholders of the other Columbia Funds.

Note 2. Significant Accounting Policies

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America ("GAAP") requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

Security Valuation

Debt securities generally are valued by pricing services approved by the Trust's Board of Trustees, based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. Debt securities for which quotations are readily available are valued at an over-the-counter or exchange bid quotation.

Certain debt securities, which tend to be more thinly traded and of lesser quality, are priced based on fundamental analysis of the financial condition of the issuer and the estimated value of any collateral. Valuations developed through pricing techniques may vary from the actual amounts realized upon sale of the securities, and the potential variation may be greater for those securities valued using fundamental analysis.

Short-term investments maturing in 60 days or less are valued at amortized cost, which approximates market value.

Investments in other open-end investment companies are valued at net asset value.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at fair value, such value is likely to be different from the last quoted market price for the security. The determination of fair value often requires significant

24

Columbia California Tax-Exempt Fund, April 30, 2009 (Unaudited)

judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine value.

On November 1, 2008, the Fund adopted Financial Accounting Standards Board ("FASB") Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("SFAS 157"). SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value giving the highest priority to unadjusted quoted prices in active markets for identical securities (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the fair value hierarchy under SFAS 157 are described below:

•  Level 1 – quoted prices in active markets for identical securities

•  Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, and others)

•  Level 3 – prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or less reliable, unobservable inputs may be used. Unobservable inputs may include management's own assumptions about the factors market participants would use in pricing an investment.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

In April 2009, FASB issued new FASB Staff Position 157-4, Determining Fair Value When the Value and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly ("FSP FAS 157-4"), which amends SFAS 157 and is effective for interim and annual periods ending after June 15, 2009. FSP FAS 157-4 provides additional guidance when the volume and level of activity for the asset or liability measured at fair value has significantly decreased. Additionally, FSP FAS 157-4 expands disclosure requirements for reporting entities with respect to categories of assets and liabilities carried at fair value. Management is evaluating the impact that the application of FSP FAS 157-4 will have on the Fund's financial statement disclosures.

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

In March 2008, Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities—an amendment of FASB Statement No. 133 ("SFAS 161"), was issued. SFAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. SFAS 161 requires additional discussion about the reporting entity's derivative instruments and hedging activities, by providing for qualitative disclosures about the objectives and strategies for using derivatives, quantitative data about the fair value of and gains and losses on derivative contracts, and details of credit-risk-related contingent features in their derivative contracts. Management is evaluating the impact the application of SFAS 161 will have on the Fund's financial statement disclosures.

Futures Contracts

The Fund may invest in futures contracts for both hedging and non-hedging purposes, including, for example, to seek to enhance returns or as a substitute for a position in an underlying asset.

The use of futures contracts involves certain risks, which include: (1) imperfect correlation between the price movement of the instruments and the underlying securities, (2) inability to close out positions due to differing trading hours, or the temporary absence of a liquid market, for either the instruments or the underlying securities, or (3) an inaccurate prediction of the future direction of interest rates by Columbia Management Advisors, LLC ("Columbia"), the Fund's investment advisor. Any of these risks may involve amounts exceeding the variation margin recorded in the Fund's Statement of Assets and Liabilities at any given time.

Upon entering into a futures contract, the Fund pledges cash or securities with the broker in an amount sufficient to meet the initial margin requirement. Subsequent payments are made or received by the Fund equal to the daily change in the contract value and are recorded as variation margin receivable or payable and offset in unrealized gains or losses. The Fund recognizes a realized gain or loss when the contract is closed or expires.

25

Columbia California Tax-Exempt Fund, April 30, 2009 (Unaudited)

Restricted Securities

Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from registration. In some cases, the issuer of restricted securities has agreed to register such securities for resale at the issuer's expense either upon demand by the Fund or in connection with another registered offering of the securities. Many restricted securities may be resold in the secondary market in transactions exempt from registration. Such restricted securities may be determined to be liquid under criteria established by the Board of Trustees. The Fund will not incur any registration costs upon such resale.

Income Recognition

Interest income is recorded on the accrual basis. Premium and discount are amortized and accreted, respectively, on all debt securities, unless otherwise noted. Original issue discount is accreted to interest income over the life of the security with a corresponding increase in the cost basis. Dividend income is recorded on the ex-date.

Expenses

General expenses of the Trust are allocated to the Fund and the other series of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund.

Determination of Class Net Asset Value

All income, expenses (other than class-specific expenses, as shown on the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis for purposes of determining the net asset value of each class. Income and expenses are allocated to each class based on the settled shares method, while realized and unrealized gains (losses) are allocated based on the relative net assets of each class.

Federal Income Tax Status

The Fund intends to qualify each year as a "regulated investment company" under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its tax exempt or taxable income, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.

Distributions to Shareholders

Distributions from net investment income are declared daily and paid monthly. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations which may differ from GAAP.

Indemnification

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The Fund's maximum exposure under these arrangements is unknown because this would involve future claims against the Fund. Also, under the Trust's organizational documents and by contract, the Trustees and officers of the Trust are indemnified against certain liabilities that may arise out of actions relating to their duties to the Trust. However, based on experience, the Fund expects the risk of loss due to these representations, warranties and indemnities to be minimal.

Note 3. Federal Tax Information

The tax character of distributions paid during the year ended October 31, 2008 was as follows:

Tax-Exempt Income	$18,139,735
Ordinary Income*	302,206
Long-Term Capital Gains	2,240,618

*  For tax purposes short-term capital gains distributions, if any, are considered ordinary income distributions.

Unrealized appreciation and depreciation at April 30, 2009, based on cost of investments for federal income tax purposes, were:

Unrealized appreciation	$23,409,150
Unrealized depreciation	(25,018,181)
Net unrealized depreciation	$(1,609,031)

26

Columbia California Tax-Exempt Fund, April 30, 2009 (Unaudited)

Under Financial Accounting Standards Board ("FASB") Interpretation No. 48, Accounting for Uncertainty in Income Taxes—an Interpretation of FASB Statement No. 109 ("FIN 48"), management determines whether a tax position of the Fund is more likely than not to be sustained upon examination by the applicable taxing authority, including resolution of any related appeals or litigation processes, based on the technical merits of the position. The tax benefit to be recognized is measured as the largest amount of benefit that is greater than fifty percent likely of being realized upon ultimate settlement. Management has evaluated the known implications of FIN 48 on its computation of net assets for the Fund. As a result of this evaluation, management has concluded that FIN 48 did not have any effect on the Fund's financial statements. However, management's conclusions regarding FIN 48 may be subject to review and adjustment at a later date based on factors including, but not limited to, further implementation guidance from the FASB, new tax laws, regulations, and administrative interpretations (including relevant court decisions). The Fund's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Note 4. Fees and Compensation Paid to Affiliates

Investment Advisory Fee

Columbia, an indirect, wholly owned subsidiary of Bank of America Corporation ("BOA"), provides investment advisory, administrative and other services to the Fund. Columbia receives a monthly investment advisory fee based on the Fund's pro-rata portion of the combined average daily net assets of the Fund, Columbia Connecticut Tax-Exempt Fund, Columbia Massachusetts Tax-Exempt Fund and Columbia New York Tax-Exempt Fund as follows:

Combined Average Daily Net Assets	Annual Fee Rate
First $1 billion	0.50%
$1 billion to $3 billion	0.45%
Over $3 billion	0.40%

For the six month period ended April 30, 2009, the Fund's annualized effective investment advisory fee rate was 0.50% of the Fund's average daily net assets.

Pricing and Bookkeeping Fees

The Fund has entered into a Financial Reporting Services Agreement (the "Financial Reporting Services Agreement") with State Street Bank & Trust Company ("State Street") and Columbia pursuant to which State Street provides financial reporting services to the Fund. The Fund has also entered into an Accounting Services Agreement (collectively with the Financial Reporting Services Agreement, the "State Street Agreements") with State Street and Columbia pursuant to which State Street provides accounting services to the Fund. Under the State Street Agreements, the Fund pays State Street an annual fee of $38,000 paid monthly plus an additional monthly fee based on an annualized percentage rate of average daily net assets of the Fund for the month. The aggregate fee will not exceed $140,000 per year (exclusive of out-of-pocket expenses and charges). The Fund also reimburses State Street for certain out-of-pocket expenses and charges.

The Fund has entered into a Pricing and Bookkeeping Oversight and Services Agreement (the "Services Agreement") with Columbia. Under the Services Agreement, Columbia provides services related to Fund expenses and the requirements of the Sarbanes-Oxley Act of 2002, and provides oversight of the accounting and financial reporting services provided by State Street. Under the Services Agreement, the Fund reimburses Columbia for out-of-pocket expenses.

Transfer Agent Fee

Columbia Management Services, Inc. (the "Transfer Agent"), an affiliate of Columbia and an indirect, wholly owned subsidiary of BOA, provides shareholder services to the Fund and has contracted with Boston Financial Data Services ("BFDS") to serve as sub-transfer agent. The Transfer Agent is entitled to receive a fee for its services, paid monthly, at the annual rate of $17.34 per open account plus reimbursement of certain sub-transfer agent fees paid by the Transfer Agent (exclusive of BFDS fees), calculated based on assets held in omnibus accounts and intended to recover the cost of payments to other parties (including affiliates of BOA) for services to those accounts. The Transfer Agent pays the fees of BFDS for services as sub-transfer agent and is not entitled to reimbursement for such fees from the Fund.

27

Columbia California Tax-Exempt Fund, April 30, 2009 (Unaudited)

The Transfer Agent may also retain, as additional compensation for its services, fees for wire, telephone and redemption orders, Individual Retirement Account ("IRA") trustee agent fees and account transcript fees due to the Transfer Agent from shareholders of the Fund and credits (net of bank charges) earned with respect to balances in accounts the Transfer Agent maintains in connection with its services to the Fund. The Transfer Agent also receives reimbursement for certain out-of-pocket expenses.

An annual minimum account balance fee of $20 may apply to certain accounts with a value below the Fund's initial minimum investment requirements to reduce the impact of small accounts on transfer agent fees. These minimum account balance fees are recorded as part of expense reductions on the Statement of Operations. For the six month period ended April 30, 2009, no minimum account balance fees were charged by the Fund.

Underwriting Discounts, Service and Distribution Fees

Columbia Management Distributors, Inc. (the "Distributor"), an affiliate of Columbia and an indirect, wholly owned subsidiary of BOA, is the principal underwriter of the Fund's shares. For the six month period ended April 30, 2009, the Distributor has retained net underwriting discounts of $15,706 on sales of the Fund's Class A shares and received net CDSC fees of $63,757, $3,051 and $8,854 on Class A, Class B and Class C shares redemptions, respectively.

The Fund has adopted distribution and shareholder servicing plans (the "Plans") pursuant to Rule 12b-1 under the 1940 Act, which require the payment of distribution and service fees. The fees are intended to compensate the Distributor and/or eligible selling and/or servicing agents for selling shares of the Fund and providing services to investors. The service fee is equal to 0.10% annually of the net assets attributable to shares of the Fund issued prior to December 1, 1994 and 0.25% annually of the net assets attributable to shares issued thereafter. This arrangement results in an annual rate of service fee for all shares that is a blend between the 0.10% and 0.25% rates. For the six month period ended April 30, 2009, the Fund's annualized effective service fee rate was 0.24% of the Fund's average daily net assets attributable to Class A, Class B and Class C shares.

The Plans also require the payment of a monthly distribution fee to the Distributor equal to 0.75% annually of the average daily net assets attributable to Class B and Class C shares only. The Distributor has voluntarily agreed to waive a portion of the distribution fee for Class C shares so that it does not exceed 0.45% annually of the average daily net assets attributable to Class C shares. This arrangement may be modified or terminated by the Distributor at any time.

Fee Waivers and Expense Reimbursements

Columbia has voluntarily agreed to reimburse a portion of the Fund's expenses so that the Fund's ordinary operating expenses (excluding any distribution and service fees, brokerage commissions, interest, taxes and extraordinary expenses, but including custodial charges relating to overdrafts, if any), after giving effect to any balance credits from the Fund's custodian, do not exceed 0.60% of the Fund's average daily net assets on an annualized basis. Columbia, in its discretion, may revise or discontinue this arrangement at any time.

Fees Paid to Officers and Trustees

All officers of the Fund are employees of Columbia or its affiliates and, with the exception of the Fund's Chief Compliance Officer, receive no compensation from the Fund. The Board of Trustees has appointed a Chief Compliance Officer to the Fund in accordance with federal securities regulations. The Fund, along with other affiliated funds, pays its pro-rata share of the expenses associated with the Chief Compliance Officer. The Fund's expenses for the Chief Compliance Officer will not exceed $15,000 per year.

The Trust's eligible Trustees may participate in a deferred compensation plan which may be terminated at any time. Obligations of the plan will be paid solely out of the Fund's assets.

As a result of a fund merger, the Fund assumed the liabilities of the deferred compensation plan of the acquired fund, which are included in "Trustees' fees" on the Statement of Assets and Liabilities. The deferred compensation plan may be terminated at any time. Any payments to plan participants are paid solely out of the Fund's assets.

Other

The Fund may make daily investments of cash balances in Columbia California Tax-Exempt Reserves, an affiliated open-ended investment company, pursuant to an exemptive order received from the Securities and Exchange Commission. As an

28

Columbia California Tax-Exempt Fund, April 30, 2009 (Unaudited)

investing Fund, the Fund indirectly bears its proportionate share of the expenses of Columbia California Tax-Exempt Reserves.

Note 5. Custody Credits

The Fund has an agreement with its custodian bank under which custody fees may be reduced by balance credits. These credits are recorded as part of expense reductions on the Statement of Operations. The Fund could have invested a portion of the assets utilized in connection with the expense offset arrangement in an income-producing asset if it had not entered into such an agreement.

For the six month period ended April 30, 2009, these custody credits reduced total expenses by $1,573 for the Fund.

Note 6. Portfolio Information

For the six month period ended April 30, 2009, the cost of purchases and proceeds from sales of securities, excluding short-term obligations, for the Fund were $18,360,767 and $34,127,107, respectively.

Note 7. Line of Credit

The Fund and other affiliated funds participate in a $280,000,000 committed, unsecured revolving line of credit provided by State Street. The maximum amount that may be borrowed by any fund is limited to the lesser of $200,000,000 and the Fund's borrowing limit set forth in the Fund's registration statement. Borrowings are available for short-term liquidity or temporary or emergency purposes.

Interest is charged to each participating fund based on the fund's borrowings at a rate per annum equal to the greater of the Federal Funds Rate plus 0.50% or the overnight LIBOR Rate plus 0.50%. In addition, an annual operations agency fee of $20,000, an amendment fee of 0.02% and a commitment fee of 0.12% per annum are accrued and apportioned among the participating funds pro rata based on their relative net assets.

For the six month period ended April 30, 2009, the Fund did not borrow under these arrangements.

Note 8. Shares of Beneficial Interest

As of April 30, 2009, 23.3% of the Fund's shares outstanding were beneficially owned by one participant account over which BOA and/or any of its affiliates had either sole or joint investment discretion.

Subscription and redemption activity of this account may have a significant effect on the operations of the Fund.

Note 9. Significant Risks and Contingencies

Sector Focus Risk

The Fund may focus its investments in certain sectors, subjecting it to greater risk than a fund that is less focused.

Geographic Concentration Risk

The Fund had greater than 5% of its total net assets at April 30, 2009 invested in debt obligations issued by California and its political subdivisions, agencies and public authorities. The Fund is more susceptible to economic and political factors adversely affecting issuers of this state's municipal securities than are municipal bond funds that are not concentrated to the same extent in these issuers.

Concentration of Credit Risk

The Fund holds investments that are insured by private insurers who guarantee the payment of principal and interest in the event of default or that are supported by a letter of credit. At April 30, 2009, private insurers who insured greater than 5% of the total net assets of the Fund were as follows:

% of Total
Insurer	Net Assets
National Public Finance Guarantee Corporation	21.4
Ambac Assurance Corp.	20.0
Financial Security Assurance, Inc.	9.9
Financial Guaranty Insurance Co.	6.6

At May 21, 2009 National Public Finance Guarantee Corp., Ambac Assurance Corp. Financial Security Assurance, Inc. and Financial Guaranty Insurance Co. were rated by Standard & Poor's AA-, A, AAA and Non Rated, respectively.

Tax Development Risk

The Fund purchases municipal securities whose interest, in the opinion of bond counsel, is free from federal income tax. There is no assurance that the Internal Revenue Service (IRS) will agree with this opinion. In the event the IRS determines that an issuer does not comply with relevant tax requirements,

29

Columbia California Tax-Exempt Fund, April 30, 2009 (Unaudited)

interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued. As a shareholder of the Fund, you may be required to file an amended tax return as a result.

Legal Proceedings

Columbia Management Advisors, LLC and Columbia Management Distributors, Inc. (collectively, the "Columbia Group") are subject to a settlement agreement with the New York Attorney General ("NYAG") (the "NYAG Settlement") and a settlement order with the SEC (the "SEC Order") on matters relating to mutual fund trading, each dated February 9, 2005. Under the terms of the SEC Order, the Columbia Group (or predecessor entities) agreed, among other things, to: pay disgorgement and civil money penalties collectively totaling $140 million; cease and desist from violations of the antifraud provisions and certain other provisions of the federal securities laws; maintain certain compliance and ethics oversight structures; and retain an independent consultant to review the Columbia Group's applicable supervisory, compliance, control and other policies and procedures. The NYAG Settlement, among other things, requires Columbia Management Advisors, LLC and its affiliates to reduce management fees for certain funds in the Columbia family of mutual funds in a projected total of $160 million over five years through November 30, 2009 and to make certain disclosures to investors relating to expenses. In connection with the Columbia Group providing services to the Columbia Funds, the Columbia Funds have voluntarily undertaken to implement certain governance measures designed to maintain the independence of their boards of trustees and certain special consulting and compliance measures.

Pursuant to the SEC Order and related procedures, the $140 million in settlement amounts described above has been substantially distributed in accordance with a distribution plan that was developed by an independent distribution consultant and approved by the SEC on April 6, 2007.

In connection with the events described above, various parties have filed suit against certain funds, the Trustees of the Columbia Funds, FleetBoston Financial Corporation and its affiliated entities and/or Bank of America and its affiliated entities.

On February 20, 2004, the Judicial Panel on Multidistrict Litigation transferred these cases and cases against other mutual fund companies based on similar allegations to the United States District Court in Maryland for consolidated or coordinated pretrial proceedings (the "MDL"). Subsequently, additional related cases were transferred to the MDL. On September 29, 2004, the plaintiffs in the MDL filed amended and consolidated complaints. One of these amended complaints is a putative class action that includes claims under the federal securities laws and state common law, and that names Columbia Management Advisors, Inc. (which has since merged into Banc of America Capital Management, LLC (now named Columbia Management Advisors, LLC)) ("Columbia"), Columbia Funds Distributor, Inc. (now named Columbia Management Distributors, Inc.) (the "Distributor"), the Trustees of the Columbia Funds, Bank of America Corporation and others as defendants. Another of the amended complaints is a derivative action purportedly on behalf of the Columbia Funds that asserts claims under federal securities laws and state common law.

On February 25, 2005, Columbia and other defendants filed motions to dismiss the claims in the pending cases. On March 1, 2006, for reasons stated in the court's memoranda dated November 3, 2005, the United States District Court for the District of Maryland granted in part and denied in part the defendants' motions to dismiss. The court dismissed all of the class action claims pending against the Columbia Funds Trusts. As to Columbia and the Distributor, the claims under the Securities Act of 1933, the claims under Sections 34(b) and 36(a) of the Investment Company Act of 1940 ("ICA") and the state law claims were dismissed. The claims under Sections 10(b) and 20(a) of the Securities Exchange Act of 1934 and claims under Section 36(b) of the ICA were not dismissed.

On March 21, 2005, a purported class action was filed in Massachusetts state court alleging that certain conduct, including market timing, entitled Class B shareholders in certain Columbia Funds to an exemption from contingent deferred sales charges upon early redemption (the "CDSC Lawsuit"). The CDSC Lawsuit was removed to federal court in Massachusetts and transferred to the MDL.

On September 14, 2007, the plaintiffs and the Columbia defendants named in the MDL, including the Columbia Funds, entered into a stipulation of settlement with respect to all Columbia-related claims in the MDL described above, including the CDSC Lawsuit. The settlement is subject to court approval.

30

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Important Information About This Report

The fund mails one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 1-800-345-6611 and additional reports will be sent to you. This report has been prepared for shareholders of Columbia California Tax-Exempt Fund.

A description of the policies and procedures that the fund uses to determine how to vote proxies and a copy of the fund's voting records are available (i) at www.columbiamanagement.com; (ii) on the Securities and Exchange Commission's website at www.sec.gov, and (iii) without charge, upon request, by calling 1-800-368-0346. Information regarding how the fund voted proxies relating to portfolio securities during the 12-month period ended June 30 is available from the SEC's website. Information regarding how the fund voted proxies relating to portfolio securities is also available from the fund's website, www.columbiamanagement.com.

The fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q is available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus which contains this and other important information about the fund, contact your Columbia Management representative or financial advisor or go to www.columbiamanagement.com.

Columbia Management Group, LLC ("Columbia Management") is the investment management division of Bank of America Corporation. Columbia Management entities furnish investment management services and products for institutional and individual investors. Columbia Funds are distributed by Columbia Management Distributors, Inc., member of FINRA, SIPC, part of Columbia Management and an affiliate of Bank of America Corporation.

Transfer Agent

Columbia Management Services, Inc.
P.O. Box 8081
Boston, MA 02266-8081
1-800-345-6611

Distributor

Columbia Management
Distributors, Inc.
One Financial Center
Boston, MA 02111

Investment Advisor

Columbia Management Advisors, LLC
100 Federal Street
Boston, MA 02110

33

Columbia Management®

One Financial Center
Boston, MA 02111-2621

PRSRT STD
U.S. Postage
PAID
Holliston, MA
Permit NO. 20

Columbia Management®

Columbia California Tax-Exempt Fund

Semiannual Report, April 30, 2009

©2009 Columbia Management Distributors, Inc.

One Financial Center, Boston, MA 02111-2621

800-345-6611 www.columbiafunds.com

SHC-44/12034-0409 (06/09) 09/80903

Columbia Management®

Semiannual Report

April 30, 2009

Columbia Connecticut Tax-Exempt Fund

NOT FDIC INSURED	May Lose Value

NOT BANK ISSUED	No Bank Guarantee

Fund Profile	1

Performance Information	3

Understanding Your Expenses	4

Financial Statements

Investment Portfolio	5

Statement of Assets and Liabilities	10

Statement of Operations	11

Statement of Changes in Net Assets	12

Financial Highlights	14

Notes to Financial Statements	17

Important Information About This Report	25

The views expressed in this report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict, so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia Fund. References to specific securities should not be construed as a recommendation or investment advice.

President's Message

Dear Shareholder:

Recent events have shown great volatility in the markets and uncertainty in the economy. During these challenging times, it becomes even more important to focus on long-term horizons and key investment tools that can help manage volatility. This may be the time to reflect on your investment goals and evaluate your portfolio to ensure you are positioned for any potential market rebound.

A long-term financial plan can serve as a road map and guide you through the necessary steps designed to meet your financial goals. Your financial plan should take into account your investment goals, time horizon, overall financial situation, risk tolerance and willingness to ride out market volatility. Your investment professional can be a key resource as you work through this process. The knowledge and experience of an investment professional can help as you create or reevaluate your investment strategy.

The importance of diversification

Although diversification does not ensure a profit or guarantee against loss, a diversified portfolio can be a strategy for successful long-term investing. Diversification refers to the mix of investments within a portfolio. A mutual fund can contribute to portfolio diversification given that a mutual fund's portfolio represents several investments. Additionally, the way you allocate your money among stocks, bonds and cash, and geographically between foreign and domestic investments, can help to reduce risks. Diversification can result in multiple investments where the positive performance of certain holdings can offset any negative performance from other holdings. Having a diversified portfolio doesn't mean that the value of the portfolio will never go down, but rather helps strike a balance between risk and reward.

Reevaluate your strategy

An annual review of your investments is a key opportunity to determine if your investment needs have changed or if you need minor adjustments to rebalance your portfolio. Life events like a birth, marriage, home improvement, or change in employment can have a major effect on your spending and goals. Ask yourself how your spending or goals have changed and factor this into your financial plan. Are you using automated investments or payroll deductions to help keep your savings on track? Are you able to set aside additional savings or increase your 401(k) plan contributions? If during your review you find that your investments in any one category (e.g., stocks, bonds or cash) have grown too large based on your diversification plan, you may want to consider redirecting future investments to get back on track.

History has shown that the U.S. stock market has been remarkably resilient1. Volatility can lead to opportunity. Patience and a commitment to your long-term financial plan may position you to potentially benefit over your investment horizon. We appreciate your business and continued support of Columbia Funds.

Sincerely,

J. Kevin Connaughton
President, Columbia Funds

The board of trustees elected J. Kevin Connaughton president of Columbia Funds on January 16, 2009.

1The Dow Jones Industrial Average is the most widely used indicator of the overall condition of the stock market. The Dow Jones Industrial Average Index is a price-weighted average of 30 actively traded blue-chip stocks as selected by the editors of the Wall Street Journal. Indices are not investments, do not incur fees or expenses and are not professionally managed. It is not possible to invest directly in an index.

Fund Profile – Columbia Connecticut Tax-Exempt Fund

Summary

■  For the six-month period that ended April 30, 2009, the fund's Class A shares returned 8.22% without sales charge. The fund's benchmark, the Barclays Capital Municipal Bond Index (formerly the Lehman Brothers Municipal Bond Index)1 returned 8.20%. The fund's peer group, the Lipper Connecticut Municipal Debt Funds Classification,2 returned an average of 7.45%. A combination of factors led to the fund's strong performance relative to its peer group during the period. We believe that it had more exposure to the 8 to 20-year maturity range, which enjoyed strong performance. Security selection in the BAA/BBB-rated3 bonds also aided results.

  On February 20, 2009, Kimberly A. Campbell became the portfolio manager of the fund.

■  Early in the period, yields on municipal bonds rose significantly as prices fell amid heavy institutional selling, especially among long-maturity, high grade issues. Higher yields, plus the perceived stronger credit quality of municipals compared to corporate issues in the economic downturn, subsequently encouraged buyers, who favored higher quality issues. As fear subsided, prices on BAA/BBB bonds rebounded, attracting investors with their higher yields. After-tax yields on longer-maturity municipals reached levels not seen for years, leading non-institutional buyers to reach beyond the 2-10 year range they traditionally favor. Stronger demand gave longer-dated issues a performance advantage over shorter-term issues, but yields fell and prices rose across the maturity range. Later in the period, as a glimmer of positive economic data emerged, flows into municipal funds and individual bonds remained high.

■  Intermediate and long-maturity bonds of medium to high quality were strong performers, and the fund's significant weight in those segments helped fuel its strong results. An underweight among bonds maturing within five years also contributed to performance as these issues lagged. Successful security selection among BAA/BBB securities, which bounced back from depressed prices, also aided performance.

■  Our outlook for Connecticut is stable, as we believe its relatively substantial and diverse economy should help government manage during the current downturn. Years of increased income tax collections produced surpluses for state coffers, bringing its reserve fund to $1.3 billion. However, there are sizeable negative balances in the general fund that trace back to the last recession. Real estate values in certain areas have fallen along with Wall Street's decline. Resulting shrinkage in real estate and consumption tax collections could persist for some time.

1The Barclays Capital Municipal Bond Index is considered representative of the broad market for investment-grade, tax-exempt bonds with maturities of at least one year. Indices are not available for investment, and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the fund may not match those in an index.

2Lipper Inc., a widely respected data provider in the industry, calculates an average total return (assuming reinvestment of distributions) for mutual funds with investment objectives similar to those of the fund. Lipper makes no adjustment for the effect of sales loads.

3The credit quality ratings represent those of Moody's Investors Service, Inc. ("Moody's"), Standard & Poor's Corporation ("S&P") or Fitch Ratings ("Fitch") credit ratings. The ratings represent their opinions as to the quality of the securities they rate. Ratings are relative and subjective and are not absolute standards of quality. The security's credit quality does not eliminate risk.

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. Please visit www.columbiafunds.com for daily and most recent month-end performance updates.

Summary

6-month (cumulative) return as of 04/30/09

+ 8.22%

Class A shares (without sales charge)

+ 8.20%

Barclays Capital Municipal Bond Index

Morningstar Style BoxTM

The Morningstar Style Box(TM) reveals a fund's investment strategy. For fixed-income funds, the vertical axis shows the average credit quality of the bonds owned, and the horizontal axis shows interest rate sensitivity as measured by a bond's duration (short, intermediate or long). Information shown is based on the most recent data provided by Morningstar.

1

Fund Profile (continued) – Columbia Connecticut Tax-Exempt Fund

Portfolio Management

Kimberly A. Campbell has managed the fund since February 2009 and has been with the advisor or its predecessors since 1995.

Tax-exempt investing offers current tax-exempt income, but it also involves special risks. The value of the fund will be affected by interest rate changes and the creditworthiness of issues held in the fund. When interest rates go up, bond prices generally drop and vice versa.

Interest income from certain tax-exempt bonds may be subject to certain state and local taxes and, if applicable, the alternative minimum tax. Capital gains are not exempt from income taxes.

Single-state municipal bond funds pose additional risks due to limited geographical diversification.

2

Performance Information – Columbia Connecticut Tax-Exempt Fund

Performance of a $10,000 investment 05/01/99 – 04/30/09 ($)

Sales charge	without	with
Class A	14,980	14,269
Class B	13,906	13,906
Class C	14,326	14,326

The table above shows the change in value of a hypothetical $10,000 investment in each share class of Columbia Connecticut Tax-Exempt Fund during the stated time period, and does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemption of fund shares.

Average annual total return as of 04/30/09 (%)

Share class	A		B		C
Inception	11/01/91		06/08/92		08/01/97
Sales charge	without	with	without	with	without	with
6-month (cumulative)	8.22	3.08	7.82	2.82	7.98	6.98
1-year	1.81	–3.03	1.05	–3.84	1.35	0.37
5-year	3.06	2.06	2.29	1.95	2.60	2.60
10-year	4.12	3.62	3.35	3.35	3.66	3.66

Average annual total return as of 03/31/09 (%)

Share class	A		B		C
Sales charge	without	with	without	with	without	with
6-month (cumulative)	4.55	–0.41	4.17	–0.83	4.32	3.32
1-year	0.82	–3.97	0.07	–4.77	0.37	–0.60
5-year	1.93	0.94	1.17	0.84	1.47	1.47
10-year	3.93	3.43	3.16	3.16	3.47	3.47

The "with sales charge" returns include the maximum initial sales charge of 4.75% for Class A shares, the applicable contingent deferred sales charge of 5.00% in the first year, declining to 1.00% in the sixth year and eliminated thereafter for Class B shares and 1.00% for Class C shares for the first year only. The "without sales charge" returns do not include the effect of sales charges. If they had, returns would be lower.

Performance results reflect any fee waivers or reimbursements of fund expenses by the investment advisor and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

All results shown assume reinvestment of distributions. Performance for different share classes will vary based on differences in sales charges and fees associated with each class. Please see the fund's prospectus for details.

The tables do not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemption of fund shares.

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. Please visit www.columbiafunds.com for daily and most recent month-end performance updates.

Annual operating expense ratio (%)*

Class A	1.00
Class B	1.75
Class C	1.75

*The annual operating expense ratio is as stated in the fund's prospectus that is current as of the date of this report and includes the expenses incurred by the investment companies in which the fund invests. Differences in expense ratios disclosed elsewhere in this report may result from including expenses incurred by the investment companies, fee waivers and expense reimbursements as well as different time periods used in calculating the ratios.

Net asset value per share

as of 04/30/09 ($)

Class A	7.36
Class B	7.36
Class C	7.36

Distributions declared per share

11/01/08 – 04/30/09 ($)

Class A	0.15
Class B	0.13
Class C	0.14

A portion of the fund's income may be subject to the alternative minimum tax. The fund may at times purchase tax-exempt securities at a discount. Some, or all, of this discount may be included in the fund's ordinary income, and is taxable when distributed. Distributions include $0.02 per share of taxable realized gains.

3

Understanding Your Expenses – Columbia Connecticut Tax-Exempt Fund

Estimating your actual expenses

To estimate the expenses that you paid over the period, first you will need your account balance at the end of the period:

■   For shareholders who receive their account statements from Columbia Management Services, Inc., your account balance is available online at www.columbiafunds.com or by calling Shareholder Services at 800.345.6611.

■   For shareholders who receive their account statements from their financial intermediary, contact your financial intermediary to obtain your account balance.

1.  Divide your ending account balance by $1,000. For example, if an account balance was $8,600 at the end of the period, the result would be 8.6.

2.  In the section of the table below titled "Expenses paid during the period," locate the amount for your share class. You will find this number in the column labeled "Actual." Multiply this number by the result from step 1. Your answer is an estimate of the expenses you paid on your account during the period.

If the value of your account falls below the minimum initial investment requirement applicable to you, your account generally will be subject to a $20 annual fee. This fee is not included in the accompanying table. If you are subject to the fee, keep it in mind when you are estimating the ongoing expenses of investing in the fund and when comparing the expenses of this fund with other funds.

As a fund shareholder, you incur two types of costs. There are transaction costs, which generally include sales charges on purchases and may include redemption fees or exchange fees. There are also ongoing costs, which generally include investment advisory fees, distribution and service (Rule 12b-1) fees and other fund expenses. The information on this page is intended to help you understand the ongoing costs of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing your fund's expenses by share class

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in each share class during the period. The information in the following table is based on an initial investment of $1,000, which is invested at the beginning of the period and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "Actual" column is calculated using the fund's actual operating expenses and total return for the period. The amount listed in the "Hypothetical" column for each share class assumes that the return each year is 5% before expenses and is calculated based on the fund's actual operating expenses. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during this period.

Compare with other funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing costs of investing in the fund with other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund and do not reflect any transaction costs, such as sales charges, redemption fees or exchange fees.

11/01/08 – 04/30/09

	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund's annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	1,082.22	1,020.63	4.34	4.21	0.84
Class B	1,000.00	1,000.00	1,078.20	1,016.91	8.19	7.95	1.59
Class C	1,000.00	1,000.00	1,079.79	1,018.40	6.65	6.46	1.29

Expenses paid during the period are equal to the annualized expense ratio for the share class, multiplied by the average account value over the period, then multiplied by the number of days in the fund's most recent fiscal half-year and divided by 365.

Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, account value at the end of the period would have been reduced.

It is important to note that the expense amounts shown in the table are meant to highlight only ongoing costs of investing in the fund and do not reflect any transaction costs, such as sales charges, redemption fees or exchange fees. Therefore, the hypothetical examples provided may not help you determine the relative total costs of owning shares of different funds. If these transaction costs were included, your costs would have been higher.

4

Investment Portfolio – Columbia Connecticut Tax-Exempt Fund

April 30, 2009 (Unaudited)

Municipal Bonds – 93.3%
	Par ($)	Value ($)
Education – 22.0%
Education – 14.6%
CT Health & Educational Facilities Authority
Connecticut College, Series 2002 E, Insured: NPFGC 5.250% 07/01/22	400,000	404,144
Fairfield University, Series 2008 N, 4.750% 07/01/27	1,000,000	942,510
Quinnipiac University, Series 2007 I, Insured: NPFGC 4.375% 07/01/28	1,015,000	942,620
Trinity College: Series 1998 F, Insured: NPFGC 5.500% 07/01/21	2,000,000	2,278,420
Series 2007 J, Insured: NPFGC: 4.250% 07/01/31	1,000,000	854,170
4.500% 07/01/37	1,500,000	1,315,440
University of Connecticut, Series 2002 A, Insured: FGIC 5.250% 11/15/14	2,135,000	2,348,372
University of Hartford, Series 2002, Insured: RAD 5.375% 07/01/15	1,000,000	994,480
Yale University: Series 2003 X-1, 5.000% 07/01/42	2,000,000	2,031,420
Series 2007 Z-1, 5.000% 07/01/42	1,500,000	1,538,040
Education Total		13,649,616
Prep School – 7.4%
CT Health & Educational Facilities Authority
Brunswick School, Series 2003 B, Insured: NPFGC 5.000% 07/01/33	670,000	634,014
Loomis Chaffee School: Series 2001 E, 5.250% 07/01/21	1,765,000	1,800,706
Series 2005 F, Insured: AMBAC: 5.250% 07/01/25	2,035,000	2,231,032
5.250% 07/01/26	1,045,000	1,145,885

	Par ($)	Value ($)
Miss Porter's School, Series 2006 B, Insured: AMBAC 5.000% 07/01/36	1,075,000	1,063,895
Prep School Total		6,875,532
Education Total		20,525,148
Health Care – 7.2%
Hospitals – 4.3%
CT Health & Educational Facilities Authority
Danbury Hospital, Series 2006 H, Insured: AMBAC 4.500% 07/01/33	2,000,000	1,353,060
Middlesex Hospital, Series 2006 L, Insured: FSA 4.250% 07/01/36	1,000,000	775,200
William W. Backus Hospital, Series F 2005, Insured: FSA 5.125% 07/01/35	2,000,000	1,931,400
Hospitals Total		4,059,660
Intermediate Care Facilities – 0.8%
CT Health & Educational Facilities Authority
Village for Families & Children, Inc., Series 2002 A, Insured: AMBAC 5.000% 07/01/23	255,000	223,230
CT Housing Finance Authority
Series 2000, Insured: AMBAC 5.850% 06/15/30	500,000	501,375
Intermediate Care Facilities Total		724,605
Nursing Homes – 2.1%
CT Development Authority Health Facility
Alzheimer's Resource Centers, Inc., Series 2007: 5.400% 08/15/21	500,000	360,680
5.500% 08/15/27	2,375,000	1,582,272
Nursing Homes Total		1,942,952
Health Care Total		6,727,217

See Accompanying Notes to Financial Statements.

5

Columbia Connecticut Tax-Exempt Fund

April 30, 2009 (Unaudited)

Municipal Bonds (continued)
	Par ($)	Value ($)
Housing – 3.2%
Multi-Family – 0.7%
CT Greenwich Housing Authority
Greenwich Close Apartments, Series 1997 A, 6.350% 09/01/27	750,000	682,260
Multi-Family Total		682,260
Single-Family – 2.5%
CT Housing Finance Authority
Series 2003 C-1, 4.850% 11/15/23	1,000,000	1,008,020
Series 2006, AMT, 4.875% 11/15/36	1,500,000	1,311,570
Single-Family Total		2,319,590
Housing Total		3,001,850
Other – 1.9%
Refunded/Escrowed (a) – 1.9%
CT Government
Series 1993 B, Escrowed to Maturity, 5.400% 09/15/09	25,000	25,465
CT New Haven
Series 2002 B, Escrowed to Maturity, Insured: FGIC 5.000% 11/01/16	10,000	11,105
Series 2002 C, Escrowed to Maturity, Insured: NPFGC 5.000% 11/01/20	10,000	11,127
CT North Branford
Series 2001, Pre-refunded 10/01/10, Insured: NPFGC 5.000% 10/01/15	50,000	53,526
PR Commonwealth of Puerto Rico Public Finance Corp.
Series 2002 E, Escrowed to Maturity, Insured: AMBAC 5.500% 08/01/27	1,500,000	1,671,330
Refunded/Escrowed Total		1,772,553
Other Total		1,772,553

	Par ($)	Value ($)
Resource Recovery – 3.4%
Disposal – 1.9%
CT New Haven Solid Waste Authority
Series 2008, 5.375% 06/01/28	1,750,000	1,780,100
Disposal Total		1,780,100
Resource Recovery – 1.5%
CT Resource Recovery Authority
American Re-Fuel Co., Series 2001 AII, AMT, 5.500% 11/15/15	1,500,000	1,365,345
Resource Recovery Total		1,365,345
Resource Recovery Total		3,145,445
Tax-Backed – 44.1%
Local General Obligations – 27.7%
CT Bridgeport
Series 1997 A, Insured: NPFGC 5.500% 08/15/19	1,500,000	1,478,925
Series 2004 C, Insured: NPFGC 5.500% 08/15/21	1,225,000	1,172,668
CT Cheshire
Series 2000 B, 5.000% 08/01/14	1,720,000	1,982,524
CT East Hartford
Series 2003, Insured: FGIC 5.250% 05/01/15	1,000,000	1,165,130
CT East Haven
Series 2003, Insured: NPFGC 5.000% 09/01/15	640,000	712,947
CT Granby
Series 1993, Insured: NPFGC 6.550% 04/01/10	175,000	183,393
Series 2006, 5.000% 02/15/26	540,000	620,590
CT Hartford County Metropolitan District
Series 1993, 5.200% 12/01/13	500,000	574,740

See Accompanying Notes to Financial Statements.

6

Columbia Connecticut Tax-Exempt Fund

April 30, 2009 (Unaudited)

Municipal Bonds (continued)
	Par ($)	Value ($)
CT New Britain
Series 1993 A, Insured: NPFGC 6.000% 10/01/12	2,000,000	2,139,680
Series 1993 B, Insured: NPFGC 6.000% 03/01/12	750,000	800,145
Series 2006, Insured: AMBAC 5.000% 04/15/21	1,160,000	1,331,634
CT New Haven
Series 2002 B, Insured: FGIC 5.000% 11/01/16	1,000,000	1,092,620
CT New Milford
Series 2004, Insured: AMBAC 5.000% 01/15/17	1,025,000	1,201,648
CT North Haven
Series 2007, 4.750% 07/15/26	1,150,000	1,243,046
CT Plainville
Series 2002, Insured: FGIC: 5.000% 12/01/15	400,000	434,832
5.000% 12/01/16	500,000	543,540
CT Ridgefield
Series 2009, 5.000% 09/15/21	1,000,000	1,176,100
CT Stamford
Series 2003 B, 5.250% 08/15/16	2,750,000	3,281,052
CT Suffield
Series 2005, 5.000% 06/15/20	1,400,000	1,624,168
CT West Hartford
Series 2005 B, 5.000% 10/01/24	1,500,000	1,605,600
CT Westbrook
Series 1992, Insured: NPFGC 6.300% 03/15/12	265,000	301,782
CT Westport
Series 2003, 5.000% 08/15/15	1,000,000	1,135,570
Local General Obligations Total		25,802,334

	Par ($)	Value ($)
Special Non-Property Tax – 8.8%
CT Special Tax Obligation Revenue
Transportation Infrastructure: Series 2002 B, Insured: AMBAC 5.000% 12/01/21	1,500,000	1,554,465
Series 2004 B, Insured: AMBAC 5.250% 07/01/18	2,000,000	2,286,740
PR Commonwealth of Puerto Rico Highway & Transportation Authority
Series 1993 X, Insured: FSA 5.500% 07/01/13	3,000,000	3,168,720
Series 2005 L, Insured: AMBAC 5.250% 07/01/38	1,000,000	887,190
PR Commonwealth of Puerto Rico Infrastructure Financing Authority
Series 2005 A, Insured: AMBAC (b) 07/01/35	2,000,000	280,560
Special Non-Property Tax Total		8,177,675
State Appropriated – 2.7%
CT Juvenile Training School
Series 2001, 4.750% 12/15/25	2,500,000	2,523,900
State Appropriated Total		2,523,900
State General Obligations – 4.9%
CT State
Series 2001 C, Insured: FSA 5.500% 12/15/15	1,500,000	1,790,805
Series 2001, Insured: FSA 5.500% 12/15/14	1,500,000	1,773,135
Series 2005 B, Insured: AMBAC 5.250% 06/01/20	400,000	470,412
CT University
Series 2009 A, 5.000% 02/15/28	500,000	524,030
State General Obligations Total		4,558,382
Tax-Backed Total		41,062,291

See Accompanying Notes to Financial Statements.

7

Columbia Connecticut Tax-Exempt Fund

April 30, 2009 (Unaudited)

Municipal Bonds (continued)
	Par ($)	Value ($)
Transportation – 0.6%
Transportation – 0.6%
CT New Haven Air Rights Parking Facility
Series 2002, Insured: AMBAC 5.375% 12/01/15	500,000	556,570
Transportation Total		556,570
Transportation Total		556,570
Utilities – 10.9%
Municipal Electric – 6.0%
PR Commonwealth of Puerto Rico Electric Power Authority
Series 2002 JJ, Insured: NPFGC 5.250% 07/01/15	2,000,000	2,045,280
Series 2002 KK, Insured: NPFGC 5.500% 07/01/15	1,000,000	1,035,850
Series 2003 NN, Insured: NPFGC 5.250% 07/01/19	2,500,000	2,493,975
Municipal Electric Total		5,575,105
Water & Sewer – 4.9%
CT Greater New Haven Water Pollution Control Authority
Series 2008, Insured: FSA 4.750% 11/15/28	600,000	586,536
CT South Central Regional Water Authority
Series 2005, Insured: NPFGC 5.000% 08/01/30	1,870,000	1,876,826
Series 2007 A: 5.250% 08/01/23	1,000,000	1,075,260
Insured: NPFGC 5.250% 08/01/24	1,000,000	1,068,120
Water & Sewer Total		4,606,742
Utilities Total		10,181,847
Total Municipal Bonds (cost of $87,897,949)		86,972,921

Investment Companies – 5.1%
	Shares	Value ($)
Columbia Connecticut Municipal Reserves, G-Trust Shares (7 day yield of 0.550%) (c)(d)	2,313,757	2,313,757
Dreyfus Municipal Cash Management Plus (7 day yield of 0.820%)	2,436,111	2,436,111
Total Investment Companies (cost of $4,749,868)		4,749,868
Total Investments – 98.4% (cost of $92,647,817) (e)		91,722,789
Other Assets & Liabilities, Net – 1.6%		1,533,307
Net Assets – 100.0%		93,256,096

Notes to Investment Portfolio:

(a)  The Fund has been informed that each issuer has placed direct obligations of the U.S. Government in an irrevocable trust, solely for the payment of principal and interest.

(b)  Zero coupon bond.

(c)  Investments in affiliates during the six month period ended April 30, 2009:

  Security name: Columbia Connecticut Municipal Reserves,

G-Trust Shares (7 day yield of 0.550%)

Shares as of 10/31/08:	–
Shares purchased:	5,895,698
Shares sold:	(3,581,941)
Shares as of 04/30/09:	2,313,757
Dividend income earned:	$3,723
Value at end of period:	$2,313,757

(d)  Money market mutual fund registered under the Investment Company Act of 1940, as amended, and advised by Columbia Management Advisors, LLC.

(e)  Cost for federal income tax purposes is $92,620,451.

The following table summarizes the inputs used, as of April 30, 2009, in valuing the Fund's assets:

Valuation Inputs	Investments in Securities	Other Financial Instruments
Level 1 – Quoted Prices	$4,749,868	$–
Level 2 – Other Significant Observable Inputs	86,972,921	–
Level 3 – Significant Unobservable Inputs	–	–
Total	$91,722,789	$–

  For more information on valuation inputs, and their aggregation into the levels used in the table above, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

See Accompanying Notes to Financial Statements.

8

Columbia Connecticut Tax-Exempt Fund

April 30, 2009 (Unaudited)

At April 30, 2009, the composition of the Fund by revenue source is as follows:

Holdings by Revenue Source	% of Net Assets
Tax-Backed	44.1
Education	22.0
Utilities	10.9
Health Care	7.2
Resource Recovery	3.4
Housing	3.2
Other	1.9
Transportation	0.6
93.3
Investment Companies	5.1
Other Assets & Liabilities, Net	1.6
100.0

Acronym	Name
AMBAC	Ambac Assurance Corp.

AMT	Alternative Minimum Tax

FGIC	Financial Guaranty Insurance Co.

FSA	Financial Security Assurance, Inc.

NPFGC	National Public Finance Guarantee Corp.

RAD	Radian Asset Assurance, Inc.

See Accompanying Notes to Financial Statements.

9

Statement of Assets and Liabilities – Columbia Connecticut Tax-Exempt Fund
April 30, 2009 (Unaudited)

Assets	Unaffiliated investments, at cost	$90,334,060
	Affiliated investments, at cost	2,313,757
	Total investments, at cost	92,647,817
	Unaffiliated investments, at value	$89,409,032
	Affiliated investments, at value	2,313,757
	Total investments, at value	91,722,789
	Cash	123
	Receivable for:
	Fund shares sold	518,518
	Interest	1,387,921
	Expense reimbursement due from investment advisor	11,701
	Trustees' deferred compensation plan	16,813
	Prepaid expenses	2,358
	Total Assets	93,660,223
Liabilities	Payable for:
	Fund shares repurchased	160,594
	Distributions	103,076
	Investment advisory fee	37,969
	Transfer agent fee	8,623
	Pricing and bookkeeping fees	7,602
	Trustees' fees	1,109
	Audit fee	22,926
	Custody fee	1,109
	Distribution and service fees	28,366
	Chief compliance officer expenses	62
	Trustees' deferred compensation plan	16,813
	Other liabilities	15,878
	Total Liabilities	404,127
	Net Assets	93,256,096
Net Assets Consist of	Paid-in capital	94,334,618
	Undistributed net investment income	271,064
	Accumulated net realized loss	(424,558)
	Net unrealized appreciation (depreciation) on investments	(925,028)
	Net Assets	93,256,096
Class A	Net assets	$72,365,060
	Shares outstanding	9,837,312
	Net asset value per share	$7.36	(a)
	Maximum sales charge	4.75%
	Maximum offering price per share ($7.36/0.9525)	$7.73	(b)
Class B	Net assets	$9,324,536
	Shares outstanding	1,267,569
	Net asset value and offering price per share	$7.36	(a)
Class C	Net assets	$11,566,500
	Shares outstanding	1,572,364
	Net asset value, and offering and redemption price per share	$7.36	(a)

(a)  Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

(b)  On sales of $50,000 or more the offering price is reduced.

See Accompanying Notes to Financial Statements.

10

Statement of Operations – Columbia Connecticut Tax-Exempt Fund
For the Six Months Ended April 30, 2009 (Unaudited)

		($)
Investment Income	Interest	2,068,078
	Dividends	3,027
	Dividends from affiliates	3,723
	Total Investment Income	2,074,828
Expenses	Investment advisory fee	224,984
	Distribution fee:
	Class B	36,973
	Class C	44,004
	Service fee:
	Class A	81,973
	Class B	11,808
	Class C	14,069
	Transfer agent fee	25,664
	Pricing and bookkeeping fees	30,561
	Trustees' fees	7,739
	Custody fee	2,652
	Chief compliance officer expenses	314
	Other expenses	58,045
	Total Expenses	538,786
	Fees waived or expenses reimbursed by investment advisor	(78,845)
	Fees waived by distributor—Class C	(17,600)
	Expense reductions	(704)
	Net Expenses	441,637
	Net Investment Income	1,633,191
Net Realized and Unrealized Gain (Loss) on Investments and Futures Contracts	Net realized gain (loss) on:
	Investments	(399,362)
	Futures contracts	41,163
	Net realized loss	(358,199)
	Net change in unrealized appreciation (depreciation) on investments	5,694,122
	Net Gain	5,335,923
	Net Increase Resulting from Operations	6,969,114

See Accompanying Notes to Financial Statements.

11

Statement of Changes in Net Assets – Columbia Connecticut Tax-Exempt Fund

Increase (Decrease) in Net Assets		(Unaudited) Six Months Ended April 30, 2009 ($)	Year Ended October 31, 2008 ($)
Operations	Net investment income	1,633,191	3,749,263
	Net realized gain (loss) on investments and futures contracts	(358,199)	560,925
	Net change in unrealized appreciation (depreciation) on investments and futures contracts	5,694,122	(9,618,951)
	Net increase (decrease) resulting from operations	6,969,114	(5,308,763)
Distributions to Shareholders	From net investment income:
	Class A	(1,285,859)	(2,926,539)
	Class B	(148,830)	(408,528)
	Class C	(194,206)	(404,081)
	From net realized gains:
	Class A	(200,742)	(917,387)
	Class B	(30,738)	(179,705)
	Class C	(35,192)	(143,822)
	Total distributions to shareholders	(1,895,567)	(4,980,062)
	Net Capital Stock Transactions	(1,508,140)	(14,287,061)
	Total increase (decrease) in net assets	3,565,407	(24,575,886)
Net Assets	Beginning of period	89,690,689	114,266,575
	End of period	93,256,096	89,690,689
	Undistributed net investment income at end of period	271,064	266,768

See Accompanying Notes to Financial Statements.

12

Statement of Changes in Net Assets (continued)

	(Unaudited) Six Months Ended April 30, 2009		Year Ended October 31, 2008
Capital Stock Activity	Shares	Dollars ($)	Shares	Dollars ($)
Class A
Subscriptions	609,639	4,358,008	610,845	4,564,564
Distributions reinvested	139,178	985,987	354,270	2,649,306
Redemptions	(583,665)	(4,111,083)	(2,239,346)	(16,546,937)
Net increase (decrease)	165,152	1,232,912	(1,274,231)	(9,333,067)
Class B
Subscriptions	31,094	219,626	36,717	272,456
Distributions reinvested	14,254	100,428	46,527	348,837
Redemptions	(339,403)	(2,408,394)	(731,158)	(5,483,520)
Net decrease	(294,055)	(2,088,340)	(647,914)	(4,862,227)
Class C
Subscriptions	98,032	708,018	273,434	2,031,391
Distributions reinvested	15,943	112,675	38,569	288,570
Redemptions	(204,580)	(1,473,405)	(321,759)	(2,411,728)
Net decrease	(90,605)	(652,712)	(9,756)	(91,767)

See Accompanying Notes to Financial Statements.

13

Financial Highlights – Columbia Connecticut Tax-Exempt Fund

Selected data for a fund share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended April 30,		Year Ended October 31,
Class A Shares	2009		2008	2007	2006	2005	2004
Net Asset Value, Beginning of Period	$6.95		$7.71	$7.92	$7.91	$8.19	$8.21
Income from Investment Operations:
Net investment income (a)	0.13		0.28	0.28	0.29	0.29	0.29
Net realized and unrealized gain (loss) on investments and futures contracts	0.43		(0.68)	(0.12)	0.11	(0.23)	0.10
Total from investment operations	0.56		(0.40)	0.16	0.40	0.06	0.39
Less Distributions to Shareholders:
From net investment income	(0.13)		(0.27)	(0.28)	(0.28)	(0.29)	(0.29)
From net realized gains	(0.02)		(0.09)	(0.09)	(0.11)	(0.05)	(0.12)
Total distributions to shareholders	(0.15)		(0.36)	(0.37)	(0.39)	(0.34)	(0.41)
Net Asset Value, End of Period	$7.36		$6.95	$7.71	$7.92	$7.91	$8.19
Total return (b)(c)	8.22	%(d)	(5.36)%	2.03%	5.25%	0.72%	4.91%
Ratios to Average Net Assets/Supplemental Data:
Net expenses (e)	0.84	%(f)	0.84%	0.84%	0.84%	0.84%	0.83%
Waiver/Reimbursement	0.18	%(f)	0.15%	0.13%	0.16%	0.09%	0.09%
Net investment income (e)	3.77	%(f)	3.73%	3.61%	3.67%	3.63%	3.60%
Portfolio turnover rate	2	%(d)	10%	14%	13%	9%	9%
Net assets, end of period (000's)	$72,365		$67,265	$84,351	$87,906	$98,063	$106,661

(a)  Per share data was calculated using the average shares outstanding during the period.

(b)  Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.

(c)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(d)  Not annualized.

(e)  The benefits derived from expense reductions had an impact of less than 0.01%.

(f)  Annualized.

See Accompanying Notes to Financial Statements.

14

Financial Highlights – Columbia Connecticut Tax-Exempt Fund

Selected data for a fund share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended April 30,		Year Ended October 31,
Class B Shares	2009		2008	2007	2006	2005	2004
Net Asset Value, Beginning of Period	$6.95		$7.71	$7.92	$7.91	$8.19	$8.21
Income from Investment Operations:
Net investment income (a)	0.11		0.22	0.22	0.23	0.23	0.23
Net realized and unrealized gain (loss) on investments and futures contracts	0.43		(0.67)	(0.12)	0.11	(0.23)	0.10
Total from investment operations	0.54		(0.45)	0.10	0.34	—	0.33
Less Distributions to Shareholders:
From net investment income	(0.11)		(0.22)	(0.22)	(0.22)	(0.23)	(0.23)
From net realized gains	(0.02)		(0.09)	(0.09)	(0.11)	(0.05)	(0.12)
Total distributions to shareholders	(0.13)		(0.31)	(0.31)	(0.33)	(0.28)	(0.35)
Net Asset Value, End of Period	$7.36		$6.95	$7.71	$7.92	$7.91	$8.19
Total return (b)(c)	7.82	%(d)	(6.07)%	1.27%	4.47%	(0.03)%	4.13%
Ratios to Average Net Assets/Supplemental Data:
Net expenses (e)	1.59	%(f)	1.59%	1.59%	1.59%	1.59%	1.58%
Waiver/Reimbursement	0.18	%(f)	0.15%	0.13%	0.16%	0.09%	0.09%
Net investment income (e)	3.03	%(f)	2.98%	2.86%	2.93%	2.88%	2.84%
Portfolio turnover rate	2	%(d)	10%	14%	13%	9%	9%
Net assets, end of period (000's)	$9,325		$10,860	$17,026	$25,085	$34,784	$46,271

(a)  Per share data was calculated using the average shares outstanding during the period.

(b)  Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.

(c)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(d)  Not annualized.

(e)  The benefits derived from expense reductions had an impact of less than 0.01%.

(f)  Annualized.

See Accompanying Notes to Financial Statements.

15

Financial Highlights – Columbia Connecticut Tax-Exempt Fund

Selected data for a fund share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended April 30,		Year Ended October 31,
Class C Shares	2009		2008	2007	2006	2005	2004
Net Asset Value, Beginning of Period	$6.95		$7.71	$7.92	$7.91	$8.19	$8.21
Income from Investment Operations:
Net investment income (a)	0.12		0.25	0.24	0.25	0.26	0.26
Net realized and unrealized gain (loss) on investments and futures contracts	0.43		(0.68)	(0.12)	0.12	(0.24)	0.10
Total from investment operations	0.55		(0.43)	0.12	0.37	0.02	0.36
Less Distributions to Shareholders:
From net investment income	(0.12)		(0.24)	(0.24)	(0.25)	(0.25)	(0.26)
From net realized gains	(0.02)		(0.09)	(0.09)	(0.11)	(0.05)	(0.12)
Total distributions to shareholders	(0.14)		(0.33)	(0.33)	(0.36)	(0.30)	(0.38)
Net Asset Value, End of Period	$7.36		$6.95	$7.71	$7.92	$7.91	$8.19
Total return (b)(c)	7.98	%(d)	(5.79)%	1.57%	4.78%	0.27%	4.44%
Ratios to Average Net Assets/Supplemental Data:
Net expenses (e)	1.29	%(f)	1.29%	1.29%	1.29%	1.29%	1.28%
Waiver/Reimbursement	0.48	%(f)	0.45%	0.43%	0.46%	0.39%	0.39%
Net investment income (e)	3.32	%(f)	3.28%	3.16%	3.23%	3.18%	3.15%
Portfolio turnover rate	2	%(d)	10%	14%	13%	9%	9%
Net assets, end of period (000's)	$11,567		$11,565	$12,890	$13,792	$19,585	$24,764

(a)  Per share data was calculated using the average shares outstanding during the period.

(b)  Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.

(c)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(d)  Not annualized.

(e)  The benefits derived from expense reductions had an impact of less than 0.01%.

(f)  Annualized.

See Accompanying Notes to Financial Statements.

16

Notes to Financial Statements – Columbia Connecticut Tax-Exempt Fund

April 30, 2009 (Unaudited)

Note 1. Organization

Columbia Connecticut Tax-Exempt Fund (the "Fund"), a series of Columbia Funds Series Trust I (the "Trust"), is a diversified portfolio. The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company.

Investment Objective

The Fund seeks total return, consisting of current income exempt from federal income tax and Connecticut individual income tax and of capital appreciation, consistent with moderate fluctuation of principal.

Fund Shares

The Trust may issue an unlimited number of shares, and the Fund offers three classes of shares: Class A, Class B and Class C. Each share class has its own expense structure and sales charges, as applicable.

Class A shares are subject to a maximum front-end sales charge of 4.75% based on the amount of initial investment. Class A shares purchased without an initial sales charge in accounts aggregating $1 million to $50 million at the time of purchase are subject to a 1.00% contingent deferred sales charge ("CDSC") if the shares are sold within one year after purchase. Class B shares are subject to a maximum CDSC of 5.00% based upon the holding period after purchase. Class B shares will convert to Class A shares eight years after purchase. Class C shares are subject to a 1.00% CDSC on shares sold within one year after purchase.

Beginning on or about June 22, 2009, the Fund will no longer accept investment in Class B shares from new or existing investors in the Fund's Class B shares, except in connection with the reinvestment of any dividend and/or capital gain distributions in Class B shares of the Fund and exchanges by existing Class B shareholders of the other Columbia Funds.

Note 2. Significant Accounting Policies

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America ("GAAP") requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

Security Valuation

Debt securities generally are valued by pricing services approved by the Trust's Board of Trustees, based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. Debt securities for which quotations are readily available are valued at an over-the-counter or exchange bid quotation.

Certain debt securities, which tend to be more thinly traded and of lesser quality, are priced based on fundamental analysis of the financial condition of the issuer and the estimated value of any collateral. Valuations developed through pricing techniques may vary from the actual amounts realized upon sale of the securities, and the potential variation may be greater for those securities valued using fundamental analysis.

Short-term investments maturing in 60 days or less are valued at amortized cost, which approximates market value.

Investments in other open-end investment companies are valued at net asset value.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at fair value, such value is likely to be different from the last quoted market price for the security. The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows

17

Columbia Connecticut Tax-Exempt Fund, April 30, 2009 (Unaudited)

and estimated risk premiums. Multiple inputs from various sources may be used to determine value.

On November 1, 2008, the Fund adopted Financial Accounting Standards Board ("FASB") Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("SFAS 157"). SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value giving the highest priority to unadjusted quoted prices in active markets for identical securities (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the fair value hierarchy under SFAS 157 are described below:

•  Level 1 – quoted prices in active markets for identical securities

•  Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, and others)

•  Level 3 – prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or less reliable, unobservable inputs may be used. Unobservable inputs may include management's own assumptions about the factors market participants would use in pricing an investment.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

In April 2009, FASB issued new FASB Staff Position 157-4, Determining Fair Value When the Value and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly ("FSP FAS 157-4"), which amends SFAS 157 and is effective for interim and annual periods ending after June 15, 2009. FSP FAS 157-4 provides additional guidance when the volume and level of activity for the asset or liability measured at fair value has significantly decreased. Additionally, FSP FAS 157-4 expands disclosure requirements for reporting entities with respect to categories of assets and liabilities carried at fair value. Management is evaluating the impact that the application of FSP FAS 157-4 will have on the Fund's financial statement disclosures.

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

In March 2008, Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities—an amendment of FASB Statement No. 133 ("SFAS 161"), was issued. SFAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. SFAS 161 requires additional discussion about the reporting entity's derivative instruments and hedging activities, by providing for qualitative disclosures about the objectives and strategies for using derivatives, quantitative data about the fair value of and gains and losses on derivative contracts, and details of credit-risk-related contingent features in their derivative contracts. Management is evaluating the impact the application of SFAS 161 will have on the Fund's financial statement disclosures.

Futures Contracts

The Fund may invest in futures contracts for both hedging and non-hedging purposes, including, for example, to seek to enhance returns or as a substitute for a position in an underlying asset.

The use of futures contracts involves certain risks, which include: (1) imperfect correlation between the price movement of the instruments and the underlying securities, (2) inability to close out positions due to differing trading hours, or the temporary absence of a liquid market, for either the instruments or the underlying securities, or (3) an inaccurate prediction of the future direction of interest rates by Columbia Management Advisors, LLC ("Columbia"), the Fund's investment advisor. Any of these risks may involve amounts exceeding the variation margin recorded in the Fund's Statement of Assets and Liabilities at any given time.

Upon entering into a futures contract, the Fund pledges cash or securities with the broker in an amount sufficient to meet the initial margin requirement. Subsequent payments are made or received by the Fund equal to the daily change in the contract value and are recorded as variation margin receivable or payable and offset in unrealized gains or losses. The Fund recognizes a realized gain or loss when the contract is closed or expires.

Income Recognition

Interest income is recorded on the accrual basis. Premium and discount are amortized and accreted, respectively, on all

18

Columbia Connecticut Tax-Exempt Fund, April 30, 2009 (Unaudited)

debt securities, unless otherwise noted. Original issue discount is accreted to interest income over the life of the security with a corresponding increase in the cost basis. Dividend income is recorded on the ex-date.

Expenses

General expenses of the Trust are allocated to the Fund and the other series of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund.

Determination of Class Net Asset Value

All income, expenses (other than class-specific expenses, as shown on the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis for purposes of determining the net asset value of each class. Income and expenses are allocated to each class based on the settled shares method, while realized and unrealized gains (losses) are allocated based on the relative net assets of each class.

Federal Income Tax Status

The Fund intends to qualify each year as a "regulated investment company" under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its tax exempt or taxable income, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.

Distributions to Shareholders

Distributions from net investment income are declared daily and paid monthly. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations which may differ from GAAP.

Indemnification

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The Fund's maximum exposure under these arrangements is unknown because this would involve future claims against the Fund. Also, under the Trust's organizational documents and by contract, the Trustees and officers of the Trust are indemnified against certain liabilities that may arise out of actions relating to their duties to the Trust. However, based on experience, the Fund expects the risk of loss due to these representations, warranties and indemnities to be minimal.

Note 3. Federal Tax Information

The tax character of distributions paid during the year ended October 31, 2008 was as follows:

Tax-Exempt Income	$3,739,148
Ordinary Income*	72,275
Long-Term Capital Gains	1,168,639

*  For tax purposes short-term capital gain distributions, if any, are considered ordinary income distributions.

Unrealized appreciation and depreciation at April 30, 2009, based on cost of investments for federal income tax purposes were:

Unrealized appreciation	$3,076,080
Unrealized depreciation	(3,973,742)
Net unrealized depreciation	$(897,662)

Under Financial Accounting Standards Board ("FASB") Interpretation No. 48, Accounting for Uncertainty in Income Taxes—an Interpretation of FASB Statement No. 109 ("FIN 48"), management determines whether a tax position of the Fund is more likely than not to be sustained upon examination by the applicable taxing authority, including resolution of any related appeals or litigation processes, based on the technical merits of the position. The tax benefit to be recognized is measured as the largest amount of benefit that is greater than fifty percent likely of being realized upon ultimate settlement. Management has evaluated the known implications of FIN 48 on its computation of net assets for the Fund. As a result of this evaluation, management has concluded that FIN 48 did not have any effect on the Fund's financial statements. However, management's conclusions regarding FIN 48 may be

19

Columbia Connecticut Tax-Exempt Fund, April 30, 2009 (Unaudited)

subject to review and adjustment at a later date based on factors including, but not limited to, further implementation guidance from the FASB, new tax laws, regulations, and administrative interpretations (including relevant court decisions). The Fund's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Note 4. Fees and Compensation Paid to Affiliates

Investment Advisory Fee

Columbia, an indirect, wholly owned subsidiary of Bank of America Corporation ("BOA"), provides investment advisory, administrative and other services to the Fund. Columbia receives a monthly investment advisory fee based on the Fund's pro-rata portion of the combined average daily net assets of the Fund, Columbia California Tax-Exempt Fund, Columbia Massachusetts Tax-Exempt Fund and Columbia New York Tax-Exempt Fund as follows:

Combined Average Daily Net Assets	Annual Fee Rate
First $1 billion	0.50%
$1 billion to $3 billion	0.45%
Over $3 billion	0.40%

For the six month period ended April 30, 2009, the Fund's annualized effective investment advisory fee rate was 0.50% of the Fund's average daily net assets.

Pricing and Bookkeeping Fees

The Fund has entered into a Financial Reporting Services Agreement (the "Financial Reporting Services Agreement") with State Street Bank & Trust Company ("State Street") and Columbia pursuant to which State Street provides financial reporting services to the Fund. The Fund has also entered into an Accounting Services Agreement (collectively with the Financial Reporting Services Agreement, the "State Street Agreements") with State Street and Columbia pursuant to which State Street provides accounting services to the Fund. Under the State Street Agreements, the Fund pays State Street an annual fee of $38,000 paid monthly plus an additional monthly fee based on an annualized percentage rate of average daily net assets of the Fund for the month. The aggregate fee will not exceed $140,000 per year (exclusive of out-of-pocket expenses and charges). The Fund also reimburses State Street for certain out-of-pocket expenses and charges.

The Fund has entered into a Pricing and Bookkeeping Oversight and Services Agreement (the "Services Agreement") with Columbia. Under the Services Agreement, Columbia provides services related to Fund expenses and the requirements of the Sarbanes-Oxley Act of 2002, and provides oversight of the accounting and financial reporting services provided by State Street. Under the Services Agreement, the Fund reimburses Columbia for out-of-pocket expenses.

Transfer Agent Fee

Columbia Management Services, Inc. (the "Transfer Agent"), an affiliate of Columbia and an indirect, wholly owned subsidiary of BOA, provides shareholder services to the Fund and has contracted with Boston Financial Data Services ("BFDS") to serve as sub-transfer agent. The Transfer Agent is entitled to receive a fee for its services, paid monthly, at the annual rate of $17.34 per open account plus reimbursement of certain sub-transfer agent fees paid by the Transfer Agent (exclusive of BFDS fees), calculated based on assets held in omnibus accounts and intended to recover the cost of payments to other parties (including affiliates of BOA) for services to those accounts. The Transfer Agent pays the fees of BFDS for services as sub-transfer agent and is not entitled to reimbursement for such fees from the Fund.

The Transfer Agent may also retain, as additional compensation for its services, fees for wire, telephone and redemption orders, Individual Retirement Account ("IRA") trustee agent fees and account transcript fees due to the Transfer Agent from shareholders of the Fund and credits (net of bank charges) earned with respect to balances in accounts the Transfer Agent maintains in connection with its services to the Fund. The Transfer Agent also receives reimbursement for certain out-of-pocket expenses.

An annual minimum account balance fee of $20 may apply to certain accounts with a value below the Fund's initial minimum investment requirements to reduce the impact of small accounts on transfer agent fees. These minimum

20

Columbia Connecticut Tax-Exempt Fund, April 30, 2009 (Unaudited)

account balance fees are recorded as part of expense reductions on the Statement of Operations. For the six month period ended April 30, 2009, no minimum account balance fees were charged by the Fund.

Underwriting Discounts, Service and Distribution Fees

Columbia Management Distributors, Inc. (the "Distributor"), an affiliate of Columbia and an indirect, wholly owned subsidiary of BOA, is the principal underwriter of the Fund's shares. For the six month period ended April 30, 2009, the Distributor has retained net underwriting discounts of $4,373 on sales of the Fund's Class A shares and received net CDSC fees of $3,478 on Class B share redemptions.

The Fund has adopted distribution and shareholder servicing plans (the "Plans") pursuant to Rule 12b-1 under the 1940 Act, which require the payment of distribution and service fees. The fees are intended to compensate the Distributor and/or eligible selling and/or servicing agents for selling shares of the Fund and providing services to investors. The service fee is equal to 0.10% annually of the net assets attributable to shares of the Fund issued prior to December 1, 1994 and 0.25% annually of the net assets attributable to shares issued thereafter. This arrangement results in an annual rate of service fee for all shares that is a blend between the 0.10% and 0.25% rates. For the six month period ended April 30, 2009, the Fund's annualized effective service fee rate was 0.24% of the Fund's average daily net assets attributable to Class A, Class B and Class C shares.

The Plans also require the payment of a monthly distribution fee to the Distributor equal to 0.75% annually of the average daily net assets attributable to Class B and Class C shares only. The Distributor has voluntarily agreed to waive a portion of the distribution fee for Class C shares so that it does not exceed 0.45% annually of the average daily net assets attributable to Class C shares. This arrangement may be modified or terminated by the Distributor at any time.

Fee Waivers and Expense Reimbursements

Columbia has voluntarily agreed to reimburse a portion of the Fund's expenses so that the Fund's ordinary operating expenses (excluding any distribution and service fees, brokerage commissions, interest, taxes and extraordinary expenses, but including custodial charges relating to overdrafts, if any), after giving effect to any balance credits from the Fund's custodian, do not exceed 0.60% of the Fund's average daily net assets on an annualized basis. Columbia, in its discretion, may revise or discontinue this arrangement at any time.

Fees Paid to Officers and Trustees

All officers of the Fund are employees of Columbia or its affiliates and, with the exception of the Fund's Chief Compliance Officer, receive no compensation from the Fund. The Board of Trustees has appointed a Chief Compliance Officer to the Fund in accordance with federal securities regulations. The Fund, along with other affiliated funds, pays its pro-rata share of the expenses associated with the Chief Compliance Officer. The Fund's expenses for the Chief Compliance Officer will not exceed $15,000 per year.

The Trust's eligible Trustees may participate in a deferred compensation plan which may be terminated at any time. Obligations of the plan will be paid solely out of the Fund's assets.

Other

The Fund may make daily investments of cash balances in Columbia Connecticut Municipal Reserves, an affiliated open-ended investment company, pursuant to an exemptive order received from the Securities and Exchange Commission. As an investing Fund, the Fund indirectly bears its proportionate share of the expenses of Columbia Connecticut Municipal Reserves.

Note 5. Custody Credits

The Fund has an agreement with its custodian bank under which custody fees may be reduced by balance credits. These credits are recorded as part of expense reductions on the Statement of Operations. The Fund could have invested a portion of the assets utilized in connection with the expense offset arrangement in an income-producing asset if it had not entered into such an agreement.

For the six month period ended April 30, 2009, these custody credits reduced total expenses by $704 for the Fund.

21

Columbia Connecticut Tax-Exempt Fund, April 30, 2009 (Unaudited)

Note 6. Portfolio Information

For the six month period ended April 30, 2009, the cost of purchases and proceeds from sales of securities, excluding short-term obligations, for the Fund were $1,653,660 and $5,022,892, respectively.

Note 7. Line of Credit

The Fund and other affiliated funds participate in a $280,000,000 committed, unsecured revolving line of credit provided by State Street. The maximum amount that may be borrowed by any fund is limited to the lesser of $200,000,000 and the Fund's borrowing limit set forth in the Fund's registration statement. Borrowings are available for short-term liquidity or temporary or emergency purposes.

Interest is charged to each participating fund based on the fund's borrowings at a rate per annum equal to the greater of the Federal Funds Rate plus 0.50% or the overnight LIBOR Rate plus 0.50%. In addition, an annual operations agency fee of $20,000, an amendment fee of 0.02% and a commitment fee of 0.12% per annum are accrued and apportioned among the participating funds pro rata based on their relative net assets.

For the six month period ended April 30, 2009, the Fund did not borrow under these arrangements.

Note 8. Shares of Beneficial Interest

As of April 30, 2009, 9.8% of the Fund's shares outstanding were beneficially owned by one participant account over which BOA and/or any of its affiliates had either sole or joint investment discretion.

Subscription and redemption activity of this account may have a significant effect on the operations of the Fund.

Note 9. Significant Risks and Contingencies

Sector Focus Risk

The Fund may focus its investments in certain sectors, subjecting it to greater risk than a fund that is less focused.

Geographic Concentration Risk

The Fund had greater than 5% of its total net assets at April 30, 2009 invested in debt obligations issued by each of Connecticut and Puerto Rico and their political subdivisions, agencies and public authorities. The Fund is more susceptible to economic and political factors adversely affecting issuers of these states' or territories' municipal securities than are municipal bond funds that are not concentrated to the same extent in these issuers.

Concentration of Credit Risk

The Fund holds investments that are insured by private insurers who guarantee the payment of principal and interest in the event of default or that are supported by a letter of credit. At April 30, 2009, private insurers who insured greater than 5% of the total net assets of the Fund were as follows:

Insurer	% of Total Net Assets
National Public Finance Guarantee Corp.	24.5
Ambac Assurance Corp.	18.0
Financial Security Assurance, Inc.	10.8
Financial Guaranty Insurance Co.	6.0

At May 21, 2009 National Public Finance Guarantee Corp., Ambac Assurance Corp., Financial Security Assurance, Inc. and Financial Guaranty Insurance Co. were rated by Standard & Poor's AA-, A, AAA and Non Rated, respectively.

Tax Development Risk

The Fund purchases municipal securities whose interest, in the opinion of bond counsel, is free from federal income tax. There is no assurance that the Internal Revenue Service (IRS) will agree with this opinion. In the event the IRS determines that an issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued. As a shareholder of the Fund, you may be required to file an amended tax return as a result.

Legal Proceedings

Columbia Management Advisors, LLC and Columbia Management Distributors, Inc. (collectively, the "Columbia Group") are subject to a settlement agreement with the New York Attorney General ("NYAG") (the "NYAG Settlement") and a settlement order with the SEC (the "SEC Order") on matters

22

Columbia Connecticut Tax-Exempt Fund, April 30, 2009 (Unaudited)

relating to mutual fund trading, each dated February 9, 2005. Under the terms of the SEC Order, the Columbia Group (or predecessor entities) agreed, among other things, to: pay disgorgement and civil money penalties collectively totaling $140 million; cease and desist from violations of the antifraud provisions and certain other provisions of the federal securities laws; maintain certain compliance and ethics oversight structures; and retain an independent consultant to review the Columbia Group's applicable supervisory, compliance, control and other policies and procedures. The NYAG Settlement, among other things, requires Columbia Management Advisors, LLC and its affiliates to reduce management fees for certain funds in the Columbia family of mutual funds in a projected total of $160 million over five years through November 30, 2009 and to make certain disclosures to investors relating to expenses. In connection with the Columbia Group providing services to the Columbia Funds, the Columbia Funds have voluntarily undertaken to implement certain governance measures designed to maintain the independence of their boards of trustees and certain special consulting and compliance measures.

Pursuant to the SEC Order and related procedures, the $140 million in settlement amounts described above has been substantially distributed in accordance with a distribution plan that was developed by an independent distribution consultant and approved by the SEC on April 6, 2007.

In connection with the events described above, various parties have filed suit against certain funds, the Trustees of the Columbia Funds, FleetBoston Financial Corporation and its affiliated entities and/or Bank of America and its affiliated entities.

On February 20, 2004, the Judicial Panel on Multidistrict Litigation transferred these cases and cases against other mutual fund companies based on similar allegations to the United States District Court in Maryland for consolidated or coordinated pretrial proceedings (the "MDL"). Subsequently, additional related cases were transferred to the MDL. On September 29, 2004, the plaintiffs in the MDL filed amended and consolidated complaints. One of these amended complaints is a putative class action that includes claims under the federal securities laws and state common law, and that names Columbia Management Advisors, Inc. (which has since merged into Banc of America Capital Management, LLC (now named Columbia Management Advisors, LLC)) ("Columbia"), Columbia Funds Distributor, Inc. (now named Columbia Management Distributors, Inc.) (the "Distributor"), the Trustees of the Columbia Funds, Bank of America Corporation and others as defendants. Another of the amended complaints is a derivative action purportedly on behalf of the Columbia Funds that asserts claims under federal securities laws and state common law.

On February 25, 2005, Columbia and other defendants filed motions to dismiss the claims in the pending cases. On March 1, 2006, for reasons stated in the court's memoranda dated November 3, 2005, the United States District Court for the District of Maryland granted in part and denied in part the defendants' motions to dismiss. The court dismissed all of the class action claims pending against the Columbia Funds Trusts. As to Columbia and the Distributor, the claims under the Securities Act of 1933, the claims under Sections 34(b) and 36(a) of the Investment Company Act of 1940 ("ICA") and the state law claims were dismissed. The claims under Sections 10(b) and 20(a) of the Securities Exchange Act of 1934 and claims under Section 36(b) of the ICA were not dismissed.

On March 21, 2005, a purported class action was filed in Massachusetts state court alleging that certain conduct, including market timing, entitled Class B shareholders in certain Columbia Funds to an exemption from contingent deferred sales charges upon early redemption (the "CDSC Lawsuit"). The CDSC Lawsuit was removed to federal court in Massachusetts and transferred to the MDL.

On September 14, 2007, the plaintiffs and the Columbia defendants named in the MDL, including the Columbia Funds, entered into a stipulation of settlement with respect to all Columbia-related claims in the MDL described above, including the CDSC Lawsuit. The settlement is subject to court approval.

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Important Information About This Report

The fund mails one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 1-800-345-6611 and additional reports will be sent to you. This report has been prepared for shareholders of Columbia Connecticut Tax-Exempt Fund.

A description of the policies and procedures that the fund uses to determine how to vote proxies and a copy of the fund's voting records are available (i) at www.columbiamanagement.com; (ii) on the Securities and Exchange Commission's website at www.sec.gov, and (iii) without charge, upon request, by calling 1-800-368-0346. Information regarding how the fund voted proxies relating to portfolio securities during the 12-month period ended June 30 is available from the SEC's website. Information regarding how the fund voted proxies relating to portfolio securities is also available from the fund's website, www.columbiamanagement.com.

The fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q is available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus which contains this and other important information about the fund, contact your Columbia Management representative or financial advisor or go to www.columbiamanagement.com.

Columbia Management Group, LLC ("Columbia Management") is the investment management division of Bank of America Corporation. Columbia Management entities furnish investment management services and products for institutional and individual investors. Columbia Funds are distributed by Columbia Management Distributors, Inc., member of FINRA, SIPC, part of Columbia Management and an affiliate of Bank of America Corporation.

Transfer Agent

Columbia Management Services, Inc.
P.O. Box 8081
Boston, MA 02266-8081
1-800-345-6611

Distributor

Columbia Management
Distributors, Inc.
One Financial Center
Boston, MA 02111

Investment Advisor

Columbia Management Advisors, LLC
100 Federal Street
Boston, MA 02110

25

Columbia Management®

One Financial Center
Boston, MA 02111-2621

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Columbia Management®

Columbia Connecticut Tax-Exempt Fund

Semiannual Report, April 30, 2009

©2009 Columbia Management Distributors, Inc.

One Financial Center, Boston, MA 02111-2621

800-345-6611 www.columbiafunds.com

SHC-44/12035-0409 (06/09) 09/80904

Columbia Management®

Semiannual Report

April 30, 2009

Columbia Massachusetts Tax-Exempt Fund

NOT FDIC INSURED	May Lose Value

NOT BANK ISSUED	No Bank Guarantee

Fund Profile	1

Performance Information	3

Understanding Your Expenses	4

Financial Statements

Investment Portfolio	5

Statement of Assets and Liabilities	10

Statement of Operations	11

Statement of Changes in Net Assets	12

Financial Highlights	14

Notes to Financial Statements	17

Important Information About This Report	25

The views expressed in this report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict, so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia Fund. References to specific securities should not be construed as a recommendation or investment advice.

President's Message

Dear Shareholder:

Recent events have shown great volatility in the markets and uncertainty in the economy. During these challenging times, it becomes even more important to focus on long-term horizons and key investment tools that can help manage volatility. This may be the time to reflect on your investment goals and evaluate your portfolio to ensure you are positioned for any potential market rebound.

A long-term financial plan can serve as a road map and guide you through the necessary steps designed to meet your financial goals. Your financial plan should take into account your investment goals, time horizon, overall financial situation, risk tolerance and willingness to ride out market volatility. Your investment professional can be a key resource as you work through this process. The knowledge and experience of an investment professional can help as you create or reevaluate your investment strategy.

The importance of diversification

Although diversification does not ensure a profit or guarantee against loss, a diversified portfolio can be a strategy for successful long-term investing. Diversification refers to the mix of investments within a portfolio. A mutual fund can contribute to portfolio diversification given that a mutual fund's portfolio represents several investments. Additionally, the way you allocate your money among stocks, bonds and cash, and geographically between foreign and domestic investments, can help to reduce risks. Diversification can result in multiple investments where the positive performance of certain holdings can offset any negative performance from other holdings. Having a diversified portfolio doesn't mean that the value of the portfolio will never go down, but rather helps strike a balance between risk and reward.

Reevaluate your strategy

An annual review of your investments is a key opportunity to determine if your investment needs have changed or if you need minor adjustments to rebalance your portfolio. Life events like a birth, marriage, home improvement, or change in employment can have a major affect on your spending and goals. Ask yourself how your spending or goals have changed and factor this into your financial plan. Are you using automated investments or payroll deductions to help keep your savings on track? Are you able to set aside additional savings or increase your 401(k) plan contributions? If during your review you find that your investments in any one category (e.g., stocks, bonds or cash) have grown too large based on your diversification plan, you may want to consider redirecting future investments to get back on track.

History has shown that the U.S. stock market has been remarkably resilient1. Volatility can lead to opportunity. Patience and a commitment to your long-term financial plan may position you to potentially benefit over your investment horizon. We appreciate your business and continued support of Columbia Funds.

Sincerely,

J. Kevin Connaughton
President, Columbia Funds

The board of trustees elected J. Kevin Connaughton president of Columbia Funds on January 16, 2009.

1The Dow Jones Industrial Average is the most widely used indicator of the overall condition of the stock market. The Dow Jones Industrial Average Index is a price-weighted average of 30 actively traded blue-chip stocks as selected by the editors of the Wall Street Journal. Indices are not investments, do not incur fees or expenses and are not professionally managed. It is not possible to invest directly in an index.

Fund Profile – Columbia Massachusetts Tax-Exempt Fund

Summary

■  For the six-month period that ended April 30, 2009, the fund's Class A shares returned 8.72% without sales charge. The fund's benchmark, the Barclays Capital Municipal Bond Index (formerly the Lehman Brothers Municipal Bond Index)1 returned 8.20%. The average return of the fund's peer group, the Lipper Massachusetts Municipal Debt Funds Classification2 was 6.50%. We believe that an overweight in the strong-performing 8 to 20-year maturity range, as well as good security selection in the BAA/BBB3 sector, aided results compared to the fund's peer group.

On February 20, 2009, Kimberly A. Campbell became the portfolio manager of the fund.

■  Early in the period, yields on municipal bonds rose significantly as prices fell amid heavy institutional selling. The impact was greatest on long-maturity, high grade issues. Higher yields, plus the perceived stronger credit quality of municipals compared to corporate issues in the economic downturn, subsequently encouraged buyers, who favored higher quality issues. As fear subsided, prices on BAA/BBB bonds rebounded, attracting investors with their higher yields. After-tax yields on longer-maturity municipals reached levels not seen for years, leading non-institutional buyers to reach beyond the two to 10-year range they traditionally favor. Stronger demand gave longer-dated issues a performance advantage over shorter-term issues, but yields fell and prices rose across the maturity range. Later in the period, as a glimmer of positive economic data emerged, flows into municipal funds and individual bonds remained high.

■  Intermediate and long-maturity bonds of medium to high quality were strong performers, and the fund's significant weight in those segments helped fuel its strong results. An underweight among bonds maturing within five years contributed to performance as these issues lagged. Successful security selection among BAA/BBB securities, which bounced back from depressed prices, aided performance. Prerefunded bonds, those backed by escrowed U.S. Treasury obligations, also rose.

■  We do not anticipate a change in Massachusetts's bond ratings. Our analysts are maintaining their stable outlook for the Commonwealth thanks to its diverse economic base. Although budget shortfalls are severe, they fall in the middle range of gaps reported by states nationwide. The governor has proposed spending cuts to municipalities and would have state employees contribute more to their health care coverage. But many pending proposals are one-time measures, including funds for Medicaid from the federal stimulus that do not address systemic budget challenges. So far this fiscal year, the rainy day fund has been largely intact, which we believe should aid in the Commonwealth's credit rating.

1The Barclays Capital Municipal Bond Index is considered representative of the broad market for investment-grade, tax-exempt bonds with maturities of at least one year. Indices are not available for investment, and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the fund may not match those in an index.

2Lipper Inc., a widely respected data provider in the industry, calculates an average total return (assuming reinvestment of distributions) for mutual funds with investment objectives similar to those of the fund. Lipper makes no adjustment for the effect of sales loads.

3The credit quality ratings represent those of Moody's Investors Service, Inc. ("Moody's"), Standard & Poor's Corporation ("S&P") or Fitch Ratings ("Fitch") credit ratings. The ratings represent their opinions as to the quality of the securities they rate. Ratings are relative and subjective and are not absolute standards of quality. The security's credit quality does not eliminate risk.

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. Please visit www.columbiafunds.com for daily and most recent month-end performance updates.

Summary

6-month (cumulative) return as of 04/30/09

+8.72%

Class A shares (without sales charge)

+8.20%

Barclays Capital Municipal Bond Index

Morningstar Style BoxTM

The Morningstar Style Box(TM) reveals a fund's investment strategy. For fixed-income funds, the vertical axis shows the average credit quality of the bonds owned, and the horizontal axis shows interest rate sensitivity as measured by a bond's duration (short, intermediate or long). Information shown is based on the most recent data provided by Morningstar.

1

Fund Profile (continued) – Columbia Massachusetts Tax-Exempt Fund

Portfolio Management

Kimberly A. Campbell has managed the fund since 2009 and has been with the advisor or its predecessors as an investment professional since 1995.

Portfolio holdings and characteristics are subject to change periodically and may not be representative of current holdings and characteristics. The outlook for the fund may differ from those presented for other Columbia Funds.

Tax-exempt investing offers current tax-exempt income, but it also involves certain risks. The value of the fund will be affected by interest rate changes and the creditworthiness of issues held in the fund. When interest rates go up, bond prices generally drop and vice versa.

Interest income from certain tax-exempt bonds may be subject to certain state and local taxes and, if applicable, the alternative minimum tax. Capital gains are not exempt from income taxes.

The fund is non-diversified, which generally means that it may invest a greater percentage of its total assets in the securities of fewer issuers than a "diversified" fund. This increases the risk that a change in the value of any one investment held by the fund could affect the overall value of the fund more than it would affect that of a diversified fund holding a greater number of investments. Accordingly, the fund's value will likely be more volatile than the value of more diversified funds.

Single-state municipal bond funds pose additional risks due to limited geographical diversification.

2

Performance Information – Columbia Massachusetts Tax-Exempt Fund

Performance of a $10,000 investment 05/01/99 – 04/30/09 ($)

Sales charge	without	with
Class A	15,467	14,732
Class B	14,358	14,358
Class C	14,790	14,790

The table above shows the change in value of a hypothetical $10,000 investment in each share class of Columbia Massachusetts Tax-Exempt Fund during the stated time period, and does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemption of fund shares.

Average annual total return as of 04/30/09 (%)

Share class	A		B		C
Inception	04/10/87		06/08/92		08/01/97
Sales charge	without	with	without	with	without	with
6-month (cumulative)	8.72	3.56	8.32	3.32	8.48	7.48
1-year	1.95	–2.90	1.19	–3.67	1.49	0.52
5-year	3.53	2.53	2.76	2.42	3.07	3.07
10-year	4.46	3.95	3.68	3.68	3.99	3.99

Average annual total return as of 03/31/09 (%)

Share class	A		B		C
Sales charge	without	with	without	with	without	with
6-month (cumulative)	4.61	–0.36	4.22	–0.78	4.38	3.38
1-year	1.08	–3.72	0.33	–4.49	0.63	–0.34
5-year	2.42	1.43	1.66	1.32	1.96	1.96
10-year	4.26	3.76	3.49	3.49	3.80	3.80

The "with sales charge" returns include the maximum initial sales charge of 4.75% for Class A shares and the applicable contingent deferred sales charge of 5.00% in the first year, declining to 1.00% in the sixth year and eliminated thereafter for Class B shares and 1.00% for Class C shares for the first year only. The "without sales charge" returns do not include the effect of sales charges. If they had, returns would be lower.

Performance results reflect any fee waivers or reimbursements of fund expenses by the investment advisor and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

All results shown assume reinvestment of distributions. Performance for different share classes will vary based on differences in sales charges and fees associated with each class.

The tables do not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemption of fund shares.

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. Please visit www.columbiafunds.com for daily and most recent month-end performance updates.

Annual operating expense ratio (%)*

Class A	0.93
Class B	1.68
Class C	1.68

*The annual operating expense ratio is as stated in the fund's prospectus that is current as of the date of this report and includes the expenses incurred by the investment companies in which the fund invests. Differences in expense ratios disclosed elsewhere in this report may result from including expenses incurred by the investment companies, fee waivers and expense reimbursements as well as different time periods used in calculating the ratios.

Net asset value per share

as of 04/30/09 ($)

Class A	7.38
Class B	7.38
Class C	7.38

Distributions declared per share

11/01/08 – 04/30/09 ($)

Class A	0.20
Class B	0.17
Class C	0.18

A portion of the fund's income may be subject to the alternative minimum tax. The fund may at times purchase tax-exempt securities at a discount. Some, or all, of this discount may be included in the fund's ordinary income, and is taxable when distributed. Distributions include $0.05 per share of taxable realized gains.

3

Understanding Your Expenses – Columbia Massachusetts Tax-Exempt Fund

Estimating your actual expenses

To estimate the expenses that you paid over the period, first you will need your account balance at the end of the period:

■  For shareholders who receive their account statements from Columbia Management Services, Inc., your account balance is available online at www.columbiafunds.com or by calling Shareholder Services at 800.345.6611.

■  For shareholders who receive their account statements from their financial intermediary, contact your financial intermediary to obtain your account balance.

1.  Divide your ending account balance by $1,000. For example, if an account balance was $8,600 at the end of the period, the result would be 8.6.

2.  In the section of the table below titled "Expenses paid during the period," locate the amount for your share class. You will find this number in the column labeled "Actual." Multiply this number by the result from step 1. Your answer is an estimate of the expenses you paid on your account during the period.

If the value of your account falls below the minimum initial investment requirement applicable to you, your account generally will be subject to a $20 annual fee. This fee is not included in the accompanying table. If you are subject to the fee, keep it in mind when you are estimating the ongoing expenses of investing in the fund and when comparing the expenses of this fund with other funds.

As a fund shareholder, you incur two types of costs. There are transaction costs, which generally include sales charges on purchases and may include redemption fees or exchange fees. There are also ongoing costs, which generally include investment advisory fees, distribution and service (Rule 12b-1) fees and other fund expenses. The information on this page is intended to help you understand the ongoing costs of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing your fund's expenses by share class

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in each share class during the period. The information in the following table is based on an initial investment of $1,000, which is invested at the beginning of the period and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "Actual" column is calculated using the fund's actual operating expenses and total return for the period. The amount listed in the "Hypothetical" column for each share class assumes that the return each year is 5% before expenses and is calculated based on the fund's actual operating expenses. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during this period.

Compare with other funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing costs of investing in the fund with other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund and do not reflect any transaction costs, such as sales charges, redemption fees or exchange fees.

11/01/08 – 04/30/09

	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund's annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	1,087.18	1,020.48	4.50	4.36	0.87
Class B	1,000.00	1,000.00	1,083.21	1,016.76	8.37	8.10	1.62
Class C	1,000.00	1,000.00	1,084.80	1,018.25	6.82	6.61	1.32

Expenses paid during the period are equal to the annualized expense ratio for the share class, multiplied by the average account value over the period, then multiplied by the number of days in the fund's most recent fiscal half-year and divided by 365.

Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, account value at the end of the period would have been reduced.

It is important to note that the expense amounts shown in the table are meant to highlight only ongoing costs of investing in the fund and do not reflect any transaction costs, such as sales charges, redemption fees or exchange fees. Therefore, the hypothetical examples provided may not help you determine the relative total costs of owning shares of different funds. If these transaction costs were included, your costs would have been higher.

4

Investment Portfolio – Columbia Massachusetts Tax-Exempt Fund

April 30, 2009 (Unaudited)

Municipal Bonds – 92.6%
	Par ($)	Value ($)
Education – 24.0%
Education – 19.9%
MA College Building Authority
Series 1994 A, 7.500% 05/01/14	1,825,000	2,129,739
MA Development Finance Agency
Boston University: Series 1999 P, 6.000% 05/15/59	1,000,000	1,039,720
Series 2005 T-1, Insured: AMBAC 5.000% 10/01/39	2,000,000	1,880,480
College of The Holy Cross, Series 2002, Insured: AMBAC 5.250% 09/01/32	2,000,000	2,145,880
Emerson College, Series 2006, 5.000% 01/01/23	2,500,000	2,477,850
MA Health & Educational Facilities Authority
Boston College: Series 2008, 5.500% 06/01/35	2,500,000	2,762,650
Series 2009, 5.500% 11/15/36	1,000,000	1,081,700
Harvard University, Series 1991 N, 6.250% 04/01/20	2,675,000	3,424,107
Massachusetts Institute of Technology, Series 2002 K: 5.375% 07/01/17	4,250,000	5,098,980
5.500% 07/01/32	1,500,000	1,740,495
Tufts University, Series 2002 J: 5.500% 08/15/16	1,250,000	1,470,700
5.500% 08/15/18	1,000,000	1,178,450
Education Total		26,430,751
Prep School – 2.3%
MA Development Finance Agency
Dexter School, Series 2007, 4.500% 05/01/26	1,600,000	1,437,808
MA Health & Educational Facilities Authority
Learning Center for Deaf Children, Series 1999 C, 6.100% 07/01/19	1,000,000	849,030

	Par ($)	Value ($)
MA Industrial Finance Agency
Cambridge Friends School, Series 1998, 5.750% 09/01/18	1,000,000	840,610
Prep School Total		3,127,448
Student Loan – 1.8%
MA Educational Financing Authority
Series 2002 E, AMT, Insured: AMBAC 5.000% 01/01/13	1,340,000	1,362,659
Series 2008 H, AMT, Insured: AGO 6.350% 01/01/30	1,000,000	1,002,530
Student Loan Total		2,365,189
Education Total		31,923,388
Health Care – 10.3%
Continuing Care Retirement – 1.9%
MA Development Finance Agency
Linden Ponds, Inc., Series 2007 A, 5.750% 11/15/42	3,000,000	1,662,180
Loomis House, Inc., Series 2002 A, 6.900% 03/01/32	1,000,000	859,310
Continuing Care Retirement Total		2,521,490
Health Services – 0.6%
MA Development Finance Agency
Boston Biomedical Research Institute, Series 1999, 5.750% 02/01/29	1,200,000	853,728
Health Services Total		853,728
Hospitals – 5.2%
MA Development Finance Agency
Massachusetts Biomedical Research Corp., Series 2000, 6.250% 08/01/20	1,000,000	1,022,590
MA Health & Educational Facilities Authority
Covenant Health System, Series 2002, 6.000% 07/01/31	790,000	766,395
Jordan Hospital, Series 2003 E, 6.750% 10/01/33	1,500,000	1,052,265
Tri-County Medical Associates, Inc., Series 2007, 5.000% 07/15/27	1,695,000	1,143,074

See Accompanying Notes to Financial Statements.

5

Columbia Massachusetts Tax-Exempt Fund

April 30, 2009 (Unaudited)

Municipal Bonds (continued)
	Par ($)	Value ($)
MA Industrial Finance Agency
Massachusetts Biomedical Research Corp., Series 1989 A-2, (a) 08/01/10	3,000,000	2,950,080
Hospitals Total		6,934,404
Intermediate Care Facilities – 0.9%
MA Development Finance Agency
Evergreen Center, Inc., Series 2005, 5.500% 01/01/35	750,000	513,547
New England Center for Children, Series 1998, 5.875% 11/01/18	825,000	705,540
Intermediate Care Facilities Total		1,219,087
Nursing Homes – 1.7%
MA Industrial Finance Agency
Chelsea Jewish Nursing Home, Series 1997 A, Insured: FHA 6.500% 08/01/37	795,000	816,155
GF/Massachusetts, Inc., Series 1994, 8.300% 07/01/23	1,955,000	1,368,500
Nursing Homes Total		2,184,655
Health Care Total		13,713,364
Housing – 1.6%
Assisted Living/Senior – 0.5%
MA Development Finance Agency
VOA Concord Assisted Living, Inc., Series 2007, 5.200% 11/01/41	1,145,000	649,318
Assisted Living/Senior Total		649,318
Multi-Family – 1.1%
MA Housing Finance Agency
Series 2004 A, AMT, Insured: FSA 5.250% 07/01/25	1,500,000	1,455,375
Multi-Family Total		1,455,375
Housing Total		2,104,693

	Par ($)	Value ($)
Other – 21.3%
Other – 2.9%
MA Development Finance Agency
WGBH Educational Foundation: Series 2002 A, Insured: AMBAC 5.750% 01/01/42	2,000,000	2,004,220
Series 2008 A, Insured: AGO 4.500% 01/01/39	2,000,000	1,806,100
Other Total		3,810,320
Pool/Bond Bank – 4.0%
MA Water Pollution Abatement Trust
Series 1999 A, 6.000% 08/01/17	2,445,000	3,006,494
Series 2002-8, 5.000% 08/01/17	20,000	21,760
Series 2005-11, 4.750% 08/01/23	25,000	26,300
Series 2006: 5.250% 08/01/24	1,000,000	1,156,540
5.250% 08/01/27	1,000,000	1,134,240
Pool/Bond Bank Total		5,345,334
Refunded/Escrowed (b) – 14.4%
MA College Building Authority
Series 1999 A, Insured: NPFGC, Escrowed to Maturity: (a) 05/01/18	7,760,000	5,700,186
(a) 05/01/23	6,000,000	3,338,820
MA Development Finance Agency
Western New England College, Series 2002, Pre-refunded 12/01/12, 5.875% 12/01/22	905,000	1,015,039
MA Health & Educational Facilities Authority
Covenant Health System, Series 2002, Pre-refunded 01/01/12, 6.000% 07/01/31	210,000	237,718
MA Turnpike Authority
Series 1993 A, Escrowed to Maturity, 5.000% 01/01/20	2,000,000	2,298,060

See Accompanying Notes to Financial Statements.

6

Columbia Massachusetts Tax-Exempt Fund

April 30, 2009 (Unaudited)

Municipal Bonds (continued)
	Par ($)	Value ($)
MA Water Resources Authority
Series 1992 A, Escrowed to Maturity, 6.500% 07/15/19	2,100,000	2,579,703
Series 1993 C, Insured: AMBAC, Escrowed to Maturity, 5.250% 12/01/15	610,000	694,430
PR Commonwealth of Puerto Rico Public Buildings Authority
Series 2002 C, Escrowed to Maturity, 5.500% 07/01/14	5,000	5,850
PR Commonwealth of Puerto Rico Public Finance Corp.
Series 1998 A, Insured: AMBAC, Economically Defeased to Maturity, 5.375% 06/01/19	2,190,000	2,569,505
Series 2002 E, Escrowed to Maturity, 6.000% 08/01/26	550,000	664,537
Refunded/Escrowed Total		19,103,848
Other Total		28,259,502
Other Revenue – 1.0%
Hotels – 1.0%
MA Boston Industrial Development Financing Authority
Crosstown Center Hotel LLC, Series 2002, AMT, 6.500% 09/01/35	2,220,000	1,360,571
Hotels Total		1,360,571
Other Revenue Total		1,360,571
Tax-Backed – 17.9%
Local General Obligations – 1.2%
MA Norwell
Series 2003, Insured: FGIC 5.000% 11/15/22	1,410,000	1,546,375
Local General Obligations Total		1,546,375

	Par ($)	Value ($)
Special Non-Property Tax – 7.3%
MA Bay Transportation Authority
Series 2004 C, 5.250% 07/01/21	1,500,000	1,756,620
Series 2005 B, Insured: NPFGC 5.500% 07/01/27	1,000,000	1,151,550
Series 2008 B, 5.250% 07/01/27	710,000	801,136
MA Special Obligation Dedicated Tax Revenue
Series 2005, Insured: FGIC 5.500% 01/01/30	2,500,000	2,584,475
PR Commonwealth of Puerto Rico Highway & Transportation Authority
Series 2002 E, Insured: FSA 5.500% 07/01/14	1,000,000	1,055,980
Series 2006 BB, Insured: FSA 5.250% 07/01/22	1,500,000	1,548,930
PR Commonwealth of Puerto Rico Sales Tax Financing Corp.
Series 2007 A, 5.250% 08/01/57	1,000,000	835,150
Special Non-Property Tax Total		9,733,841
State General Obligations – 9.4%
MA Bay Transportation Authority
Series 1991 A, Insured: NPFGC 7.000% 03/01/21	1,500,000	1,845,150
Series 1992 B, Insured: NPFGC 6.200% 03/01/16	3,725,000	4,282,223
Series 1994, Insured: FGIC 7.000% 03/01/14	1,250,000	1,508,475
MA State
Series 2001 D, 5.500% 11/01/15	1,000,000	1,175,940
Series 2003 D, Insured: AMBAC 5.500% 10/01/19	450,000	535,059
Series 2004 B, 5.250% 08/01/22	1,000,000	1,147,680

See Accompanying Notes to Financial Statements.

7

Columbia Massachusetts Tax-Exempt Fund

April 30, 2009 (Unaudited)

Municipal Bonds (continued)
	Par ($)	Value ($)
PR Commonwealth of Puerto Rico
Public Improvement, Series 1998, 5.250% 07/01/18	1,000,000	964,670
Series 2007 A, Insured: FGIC 5.500% 07/01/21	1,000,000	960,500
State General Obligations Total		12,419,697
Tax-Backed Total		23,699,913
Transportation – 4.6%
Air Transportation – 1.3%
MA Port Authority
Bosfuel Corp., Series 2007, AMT, Insured: FGIC 5.000% 07/01/32	2,000,000	1,683,040
Air Transportation Total		1,683,040
Airports – 2.5%
MA Port Authority
Series 1999 D, AMT, Insured: FGIC 6.000% 07/01/29	2,000,000	1,988,240
Series 2007 A, Insured: FSA 4.500% 07/01/37	1,500,000	1,381,695
Airports Total		3,369,935
Toll Facilities – 0.8%
MA Turnpike Authority
Series 1997 C, Insured: NPFGC (a) 01/01/20	2,000,000	1,083,300
Toll Facilities Total		1,083,300
Transportation Total		6,136,275
Utilities – 11.9%
Municipal Electric – 1.8%
MA Development Finance Agency
Devens Electric System, Series 2001, 6.000% 12/01/30	1,000,000	1,006,810

	Par ($)	Value ($)
PR Commonwealth of Puerto Rico Electric Power Authority
Series 2007 VV, Insured: NPFGC 5.250% 07/01/29	1,000,000	932,770
Series 2008 WW, 5.000% 07/01/28	500,000	452,970
Municipal Electric Total		2,392,550
Water & Sewer – 10.1%
MA Boston Water & Sewer Commission
Series 1992 A, 5.750% 11/01/13	855,000	932,583
Series 1993 A, 5.250% 11/01/19	4,750,000	5,380,467
Series 2009 A, 5.000% 11/01/28	1,250,000	1,314,300
MA Water Resources Authority
Series 1993 C: Insured: AMBAC 5.250% 12/01/15	390,000	441,110
Insured: NPFGC 5.250% 12/01/15	1,070,000	1,210,223
Series 2002 J, Insured: FSA: 5.250% 08/01/19	1,000,000	1,169,160
5.500% 08/01/21	2,500,000	2,976,700
Water & Sewer Total		13,424,543
Utilities Total		15,817,093
Total Municipal Bonds (cost of $120,862,254)		123,014,799
Investment Companies – 5.9%
	Shares
Columbia Massachusetts Municipal Reserves, G-Trust Shares (7 day yield of 0.600%) (c)(d)	3,965,537	3,965,537
Dreyfus Massachusetts Municipal Money Market Fund (7 day yield of 0.694%)	3,802,337	3,802,337
Total Investment Companies (cost of $7,767,874)		7,767,874

See Accompanying Notes to Financial Statements.

8

Columbia Massachusetts Tax-Exempt Fund

April 30, 2009 (Unaudited)

Short-Term Obligation – 0.4%
	Par ($)	Value ($)
Variable Rate Demand Note (e) – 0.4%
MA Health & Educational Facilities Authority
Harvard University, Series 1999 R, 0.300% 11/01/49	500,000	500,000
Variable Rate Demand Note Total		500,000
Total Short-Term Obligation (cost of $500,000)		500,000
Total Investments – 98.9% (cost of $129,130,128) (f)		131,282,673
Other Assets & Liabilities, Net – 1.1%		1,502,827
Net Assets – 100.0%		132,785,500

Notes to Investment Portfolio:

(a)  Zero coupon bond.

(b)  The Fund has been informed that each issuer has placed direct obligations of the U.S. Government in an irrevocable trust, solely for the payment of principal and interest.

(c)  Investments in affiliates during the six month period ended April 30, 2009:
Security name: Columbia Massachusetts Municipal Reserves, G-Trust Shares (7 day yield of 0.600%)

Shares as of 10/31/08:	—
Shares purchased:	11,194,537
Shares sold:	(7,229,000)
Shares as of 04/30/09:	3,965,537
Net realized gain (loss):	$—
Dividend income earned:	$6,512
Value at end of period:	$3,965,537

(d)  Money market mutual fund registered under the Investment Company Act of 1940, as amended, and advised by Columbia Management Advisors, LLC.

(e)  This security is payable upon demand and is secured by letters of credit or other credit support agreements from banks. The interest rate changes periodically and the interest rate shown reflects the rate as of April 30, 2009.

(f)  Cost for federal income tax purposes is $128,862,609.

  The following table summarizes the inputs used, as of April 30, 2009, in valuing the Fund's assets:

Valuation Inputs	Investments in Securities	Other Financial Instruments
Level 1 – Quoted Prices	$7,767,874	$—
Level 2 – Other Significant Observable Inputs	122,146,299	—
Level 3 – Significant Unobservable Inputs	1,368,500	—
Total	$131,282,673	$—

  For more information on valuation inputs, and their aggregation into the levels used in the table above, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

  The following table reconciles asset balances for the six months ended April 30, 2009 in which significant unobservable inputs (Level 3) were used in determining value:

	Investments in Securities	Other Financial Instruments
Balance as of October 31, 2008	$—	$—
Accretion of discounts/ Amortization of premiums	—	—
Realized gain (loss)	—	—
Change in unrealized depreciation	(237,630)	—
Net purchases (sales)	—	—
Transfers into and/or out of Level 3	1,606,130	—
Balance as of April 30, 2009	$1,368,500	$—

  The information in the above reconciliation represents fiscal year to date activity for any securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period.

  The change in unrealized losses attributable to securities owned at April 30, 2009 which were valued using significant unobservable inputs (Level 3) amounted to $237,630. This amount is included in net change in unrealized depreciation on the Statement of Changes in Net Assets.

At April 30, 2009, the composition of the Fund by revenue source is as follows:

Holdings By Revenue Source	% of Net Assets
Education	24.0
Tax-Backed	17.9
Refunded/Escrowed	14.4
Utilities	11.9
Health Care	10.3
Other	6.9
Transportation	4.6
Housing	1.6
Other Revenue	1.0
92.6
Investment Companies	5.9
Short-Term Obligation	0.4
Other Assets & Liabilities, Net	1.1
100.0

Acronym	Name
AGO	Assured Guaranty Corp.

AMBAC	Ambac Assurance Corp.

AMT	Alternative Minimum Tax

FGIC	Financial Guaranty Insurance Co.

FHA	Federal Housing Administration

FSA	Financial Security Assurance, Inc.

NPFGC	National Public Finance Guarantee Corp.

See Accompanying Notes to Financial Statements.

9

Statement of Assets and Liabilities – Columbia Massachusetts Tax-Exempt Fund
April 30, 2009 (Unaudited)

		($)
Assets	Unaffiliated investments, at identified cost	125,164,591
	Affiliated investments, at identified cost	3,965,537
	Total investments, at identified cost	129,130,128
	Unaffiliated investments, at value	127,317,136
	Affiliated investments, at value	3,965,537
	Total investments, at value	131,282,673
	Cash	431
	Receivable for:
	Fund shares sold	190,758
	Interest	1,880,147
	Expense reimbursement due from investment advisor	11,686
	Trustees' deferred compensation plan	18,115
	Prepaid expenses	3,309
	Total Assets	133,387,119
Liabilities	Payable for:
	Fund shares repurchased	256,546
	Distributions	172,603
	Investment advisory fee	54,250
	Transfer agent fee	13,125
	Pricing and bookkeeping fees	8,019
	Trustees' fees	1,111
	Audit fee	22,927
	Custody fee	1,226
	Distribution and service fees	34,208
	Chief compliance officer expenses	63
	Trustees' deferred compensation plan	18,115
	Other liabilities	19,426
	Total Liabilities	601,619
	Net Assets	132,785,500
Net Assets Consist of	Paid-in capital	130,184,970
	Undistributed net investment income	391,466
	Accumulated net realized gain	56,519
	Net unrealized appreciation on investments	2,152,545
	Net Assets	132,785,500
Class A	Net assets	$114,464,960
	Shares outstanding	15,513,782
	Net asset value per share	$7.38	(a)
	Maximum sales charge	4.75%
	Maximum offering price per share ($7.38/0.9525)	$7.75	(b)
Class B	Net assets	$8,830,845
	Shares outstanding	1,196,915
	Net asset value and offering price per share	$7.38	(a)
Class C	Net assets	$9,489,695
	Shares outstanding	1,286,179
	Net asset value and offering price per share	$7.38	(a)

(a)  Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

(b)  On sales of $50,000 or more the offering price is reduced.

See Accompanying Notes to Financial Statements.

10

Statement of Operations – Columbia Massachusetts Tax-Exempt Fund
For the Six Months Ended April 30, 2009 (Unaudited)

		($)
Investment Income	Interest	3,283,024
	Dividends	5,029
	Dividends from affiliates	6,512
	Total Investment Income	3,294,565
Expenses	Investment advisory fee	319,534
	Distribution fee:
	Class B	36,984
	Class C	33,444
	Service fee:
	Class A	124,731
	Class B	11,276
	Class C	10,198
	Transfer agent fee	31,884
	Pricing and bookkeeping fees	33,301
	Trustees' fees	8,361
	Custody fee	2,803
	Chief compliance officer expenses	321
	Other expenses	64,775
	Total Expenses	677,612
	Fees waived or expenses reimbursed by investment advisor	(47,622)
	Fees waived by distributor—Class C	(13,385)
	Expense reductions	(885)
	Net Expenses	615,720
	Net Investment Income	2,678,845
Net Realized and Unrealized Gain (Loss) on Investments and Futures Contracts	Net realized gain on:
	Investments	379,717
	Futures contracts	60,733
	Net realized gain	440,450
	Net change in unrealized appreciation (depreciation) on investments	7,573,214
	Net Gain	8,013,664
	Net Increase Resulting from Operations	10,692,509

See Accompanying Notes to Financial Statements.

11

Statement of Changes in Net Assets – Columbia Massachusetts Tax-Exempt Fund

Increase (Decrease) in Net Assets	Six Months Ended April 30, 2009 ($)	(Unaudited) Year Ended October 31, 2008 ($)
Operations Net investment income	2,678,845	5,744,890
Net realized gain on investments and futures contracts	440,450	1,200,605
Net change in unrealized appreciation (depreciation) on investments and futures contracts	7,573,214	(14,551,485)
Net increase (decrease) resulting from operations	10,692,509	(7,605,990)
Distributions to Shareholders From net investment income:
Class A	(2,314,761)	(4,924,183)
Class B	(172,836)	(443,714)
Class C	(169,164)	(350,134)
From net realized gains:
Class A	(719,761)	—
Class B	(65,907)	—
Class C	(57,814)	—
Total distributions to shareholders	(3,500,243)	(5,718,031)
Net Capital Stock Transactions	(1,744,063)	(13,795,105)
Total increase (decrease) in net assets	5,448,203	(27,119,126)
Net Assets Beginning of period	127,337,297	154,456,423
End of period	132,785,500	127,337,297
Undistributed net investment income, end of period	391,466	369,382

See Accompanying Notes to Financial Statements.

12

Statement of Changes in Net Assets (continued) – Columbia Massachusetts Tax-Exempt Fund

	Capital Stock Activity
	(Unaudited) Six Months Ended April 30, 2009		Year Ended October 31, 2008
	Shares	Dollars ($)	Shares	Dollars ($)
Class A
Subscriptions	694,758	5,031,039	882,973	6,678,958
Distributions reinvested	271,368	1,917,146	392,191	2,938,491
Redemptions	(956,032)	(6,791,472)	(2,530,546)	(19,074,394)
Net increase (decrease)	10,094	156,713	(1,255,382)	(9,456,945)
Class B
Subscriptions	59,180	434,324	42,455	323,103
Distributions reinvested	23,558	165,970	40,274	302,130
Redemptions	(393,585)	(2,830,137)	(518,466)	(3,855,607)
Net decrease	(310,847)	(2,229,843)	(435,737)	(3,230,374)
Class C
Subscriptions	125,521	910,265	211,865	1,602,702
Distributions reinvested	18,744	132,450	26,640	199,738
Redemptions	(101,013)	(713,648)	(385,242)	(2,910,226)
Net increase (decrease)	43,252	329,067	(146,737)	(1,107,786)

See Accompanying Notes to Financial Statements.

13

Financial Highlights – Columbia Massachusetts Tax-Exempt Fund

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended April 30,		Year Ended October 31,
Class A Shares	2009		2008		2007		2006		2005		2004
Net Asset Value, Beginning of Period	$6.98		$7.69		$7.94		$7.83		$8.17		$8.16
Income from Investment Operations:
Net investment income (a)	0.15		0.31		0.31		0.31		0.32		0.33
Net realized and unrealized gain (loss) on investments and futures contracts	0.45		(0.71)		(0.18)		0.17		(0.23)		0.17
Total from investment operations	0.60		(0.40)		0.13		0.48		0.09		0.50
Less Distributions to Shareholders:
From net investment income	(0.15)		(0.31)		(0.31)		(0.31)		(0.32)		(0.33)
From net realized gains	(0.05)		—		(0.07)		(0.06)		(0.11)		(0.16)
Total distributions to shareholders	(0.20)		(0.31)		(0.38)		(0.37)		(0.43)		(0.49)
Net Asset Value, End of Period	$7.38		$6.98		$7.69		$7.94		$7.83		$8.17
Total return (b)	8.72	%(c)(d)	(5.46)%		1.65%		6.30%		1.09	%(d)	6.28%
Ratios to Average Net Assets/ Supplemental Data:
Net expenses before interest expense and fees (e)	0.87	%(f)	0.93%		0.94%		0.93%		0.90%		0.91%
Interest expense and fees	—		0.03	%(g)	0.07	%(g)	0.06	%(g)	0.04	%(g)	0.01	%(g)
Net expenses (e)	0.87	%(f)	0.96%		1.01%		0.99%		0.94%		0.92%
Waiver/Reimbursement	0.08	%(f)	—		—		—		—	%(h)	—
Net investment income (e)	4.28	%(f)	4.08%		3.96%		3.99%		4.03%		4.05%
Portfolio turnover rate	5	%(c)	16%		14%		6%		6%		6%
Net assets, end of period (000's)	$114,465		$108,149		$128,833		$137,232		$146,149		$157,198

(a)  Per share data was calculated using the average shares outstanding during the period.

(b)  Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.

(c)  Not annualized.

(d)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(e)  The benefits derived from expense reductions had an impact of less than 0.01%.

(f)  Annualized.

(g)  Interest expense and fees relate to the liability for floating-rate notes issued in conjunction with inverse floater securities transactions.

(h)  Rounds to less than 0.01%.

See Accompanying Notes to Financial Statements.

14

Financial Highlights – Columbia Massachusetts Tax-Exempt Fund

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended April 30,		Year Ended October 31,
Class B Shares	2009		2008		2007		2006		2005		2004
Net Asset Value, Beginning of Period	$6.98		$7.69		$7.94		$7.83		$8.17		$8.16
Income from Investment Operations:
Net investment income (a)	0.13		0.25		0.25		0.25		0.26		0.27
Net realized and unrealized gain (loss) on investments and futures contracts	0.44		(0.71)		(0.18)		0.17		(0.23)		0.16
Total from investment operations	0.57		(0.46)		0.07		0.42		0.03		0.43
Less Distributions to Shareholders:
From net investment income	(0.12)		(0.25)		(0.25)		(0.25)		(0.26)		(0.26)
From net realized gains	(0.05)		—		(0.07)		(0.06)		(0.11)		(0.16)
Total distributions to shareholders	(0.17)		(0.25)		(0.32)		(0.31)		(0.37)		(0.42)
Net Asset Value, End of Period	$7.38		$6.98		$7.69		$7.94		$7.83		$8.17
Total return (b)	8.32	%(c)(d)	(6.16)%		0.90%		5.50%		0.34	%(d)	5.49%
Ratios to Average Net Assets/ Supplemental Data:
Net expenses before interest expense and fees (e)	1.62	%(f)	1.68%		1.69%		1.68%		1.65%		1.66%
Interest expense and fees	—		0.03	%(g)	0.07	%(g)	0.06	%(g)	0.04	%(g)	0.01	%(g)
Net expenses (e)	1.62	%(f)	1.71%		1.76%		1.74%		1.69%		1.67%
Waiver/Reimbursement	0.08	%(f)	—		—		—		—	%(h)	—
Net investment income (e)	3.54	%(f)	3.32%		3.21%		3.25%		3.28%		3.29%
Portfolio turnover rate	5	%(c)	16%		14%		6%		6%		6%
Net assets, end of period (000's)	$8,831		$10,518		$14,941		$21,192		$27,208		$34,035

(a)  Per share data was calculated using the average shares outstanding during the period.

(b)  Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.

(c)  Not annualized.

(d)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(e)  The benefits derived from expense reductions had an impact of less than 0.01%.

(f)  Annualized.

(g)  Interest expense and fees relate to the liability for floating-rate notes issued in conjunction with inverse floater securities transactions.

(h)  Rounds to less than 0.01%.

See Accompanying Notes to Financial Statements.

15

Financial Highlights – Columbia Massachusetts Tax-Exempt Fund

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended April 30,		Year Ended October 31,
Class C Shares	2009		2008		2007		2006		2005		2004
Net Asset Value, Beginning of Period	$6.98		$7.69		$7.94		$7.83		$8.17		$8.16
Income from Investment Operations:
Net investment income (a)	0.14		0.27		0.27		0.28		0.29		0.29
Net realized and unrealized gain (loss) on investments and futures contracts	0.44		(0.71)		(0.18)		0.16		(0.24)		0.17
Total from investment operations	0.58		(0.44)		0.09		0.44		0.05		0.46
Less Distributions to Shareholders:
From net investment income	(0.13)		(0.27)		(0.27)		(0.27)		(0.28)		(0.29)
From net realized gains	(0.05)		—		(0.07)		(0.06)		(0.11)		(0.16)
Total distributions to shareholders	(0.18)		(0.27)		(0.34)		(0.33)		(0.39)		(0.45)
Net Asset Value, End of Period	$7.38		$6.98		$7.69		$7.94		$7.83		$8.17
Total return (b)(c)	8.48	%(d)	(5.88)%		1.20%		5.82%		0.64%		5.81%
Ratios to Average Net Assets/ Supplemental Data:
Net expenses before interest expense and fees (e)	1.32	%(f)	1.38%		1.39%		1.38%		1.35%		1.36%
Interest expense and fees	—		0.03	%(g)	0.07	%(g)	0.06	%(g)	0.04	%(g)	0.01	%(g)
Net expenses (e)	1.32	%(f)	1.41%		1.46%		1.44%		1.39%		1.37%
Waiver/Reimbursement	0.38	%(f)	0.30%		0.30%		0.30%		0.30%		0.30%
Net investment income (e)	3.83	%(f)	3.63%		3.51%		3.54%		3.57%		3.58%
Portfolio turnover rate	5	%(d)	16%		14%		6%		6%		6%
Net assets, end of period (000's)	$9,490		$8,670		$10,683		$13,982		$13,986		$13,360

(a)  Per share data was calculated using the average shares outstanding during the period.

(b)  Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.

(c)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(d)  Not annualized.

(e)  The benefits derived from expense reductions had an impact of less than 0.01%.

(f)  Annualized.

(g)  Interest expense and fees relate to the liability for floating-rate notes issued in conjunction with inverse floater securities transactions.

See Accompanying Notes to Financial Statements.

16

Notes to Financial Statements – Columbia Massachusetts Tax-Exempt Fund
April 30, 2009 (Unaudited)

Note 1. Organization

Columbia Massachusetts Tax-Exempt Fund (the "Fund"), a series of Columbia Funds Series Trust I (the "Trust"), is a non-diversified portfolio. The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company.

Investment Objective

The Fund seeks total return, consisting of current income exempt from federal income tax and Massachusetts individual income tax and of capital appreciation, consistent with moderate fluctuation of principal.

Fund Shares

The Trust may issue an unlimited number of shares, and the Fund offers three classes of shares: Class A, Class B and Class C. Each share class has its own expense structure and sales charges, as applicable.

Class A shares are subject to a maximum front-end sales charge of 4.75% based on the amount of initial investment. Class A shares purchased without an initial sales charge in accounts aggregating $1 million to $50 million at the time of purchase are subject to a 1.00% contingent deferred sales charge ("CDSC") if the shares are sold within one year after purchase. Class B shares are subject to a maximum CDSC of 5.00% based upon the holding period after purchase. Class B shares will convert to Class A shares eight years after purchase. Class C shares are subject to a 1.00% CDSC on shares sold within one year after purchase. Beginning on or about June 22, 2009, the Fund will no longer accept investment in Class B shares from new or existing investors in the Fund's Class B shares, except in connection with the reinvestment of any dividend and/or capital gain distributions in Class B shares of the Fund and exchanges by existing Class B shareholders of the other Columbia Funds.

Note 2. Significant Accounting Policies

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America ("GAAP") requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

Security Valuation

Debt securities generally are valued by pricing services approved by the Trust's Board of Trustees, based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. Debt securities for which quotations are readily available are valued at an over-the-counter or exchange bid quotation.

Certain debt securities, which tend to be more thinly traded and of lesser quality, are priced based on fundamental analysis of the financial condition of the issuer and the estimated value of any collateral. Valuations developed through pricing techniques may vary from the actual amounts realized upon sale of the securities, and the potential variation may be greater for those securities valued using fundamental analysis.

Short-term investments maturing in 60 days or less are valued at amortized cost, which approximates market value.

Investments in other open-end investment companies are valued at net asset value.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at fair value, such value is likely to be different from the last quoted market price for the security. The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine value.

17

Columbia Massachusetts Tax-Exempt Fund, April 30, 2009 (Unaudited)

On November 1, 2008, the Fund adopted Financial Accounting Standards Board ("FASB") Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("SFAS 157"). SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value giving the highest priority to unadjusted quoted prices in active markets for identical securities (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the fair value hierarchy under SFAS 157 are described below:

•  Level 1 – quoted prices in active markets for identical securities

•  Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, and others)

•  Level 3 – prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or less reliable, unobservable inputs may be used. Unobservable inputs may include management's own assumptions about the factors market participants would use in pricing an investment.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

In April 2009, FASB issued new FASB Staff Position 157-4, Determining Fair Value When the Value and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly ("FSP FAS 157-4"), which amends SFAS 157 and is effective for interim and annual periods ending after June 15, 2009. FSP FAS 157-4 provides additional guidance when the volume and level of activity for the asset or liability measured at fair value has significantly decreased. Additionally, FSP FAS 157-4 expands disclosure requirements for reporting entities with respect to categories of assets and liabilities carried at fair value. Management is evaluating the impact that the application of FSP FAS 157-4 will have on the Fund's financial statement disclosures.

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

In March 2008, Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities—an amendment of FASB Statement No. 133 ("SFAS 161"), was issued. SFAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. SFAS 161 requires additional discussion about the reporting entity's derivative instruments and hedging activities, by providing for qualitative disclosures about the objectives and strategies for using derivatives, quantitative data about the fair value of and gains and losses on derivative contracts, and details of credit-risk-related contingent features in their derivative contracts. Management is evaluating the impact the application of SFAS 161 will have on the Fund's financial statement disclosures.

Futures Contracts

The Fund may invest in futures contracts for both hedging and non-hedging purposes, including, for example, to seek to enhance returns or as a substitute for a position in an underlying asset.

The use of futures contracts involves certain risks, which include: (1) imperfect correlation between the price movement of the instruments and the underlying securities, (2) inability to close out positions due to differing trading hours, or the temporary absence of a liquid market, for either the instruments or the underlying securities, or (3) an inaccurate prediction of the future direction of interest rates by Columbia Management Advisors, LLC ("Columbia"), the Fund's investment advisor. Any of these risks may involve amounts exceeding the variation margin recorded in the Fund's Statement of Assets and Liabilities at any given time.

Upon entering into a futures contract, the Fund pledges cash or securities with the broker in an amount sufficient to meet the initial margin requirement. Subsequent payments are made or received by the Fund equal to the daily change in the contract value and are recorded as variation margin receivable or payable and offset in unrealized gains or losses. The Fund recognizes a realized gain or loss when the contract is closed or expires.

Income Recognition

Interest income is recorded on the accrual basis. Premium and discount are amortized and accreted, respectively, on all debt securities, unless otherwise noted.

18

Columbia Massachusetts Tax-Exempt Fund, April 30, 2009 (Unaudited)

Original issue discount is accreted to interest income over the life of the security with a corresponding increase in the cost basis.

Dividend income is recorded on the ex-date.

Expenses

General expenses of the Trust are allocated to the Fund and other series of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund.

Determination of Class Net Asset Value

All income, expenses (other than class-specific expenses, as shown on the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis for purposes of determining the net asset value of each class. Income and expenses are allocated to each class based on the settled shares method, while realized and unrealized gains (losses) are allocated based on the relative net assets of each class.

Federal Income Tax Status

The Fund intends to qualify each year as a "regulated investment company" under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its tax exempt or taxable income, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.

Distributions to Shareholders

Distributions from net investment income are declared daily and paid monthly. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations which may differ from GAAP.

Indemnification

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The Fund's maximum exposure under these arrangements is unknown because this would involve future claims against the Fund. Also, under the Trust's organizational documents and by contract, the Trustees and officers of the Trust are indemnified against certain liabilities that may arise out of actions relating to their duties to the Trust. However, based on experience, the Fund expects the risk of loss due to these representations, warranties and indemnities to be minimal.

Note 3. Federal Tax Information

The tax character of distributions paid during the year ended October 31, 2008 was as follows:

Distributions paid from:
Tax-Exempt Income	$5,714,770
Ordinary Income*	3,261

*  For tax purposes short-term capital gain distributions, if any, are considered ordinary income distributions.

Unrealized appreciation and depreciation at April 30, 2009, based on cost of investments for federal income tax purposes were:

Unrealized appreciation	$9,187,261
Unrealized depreciation	(6,767,197)
Net unrealized appreciation	$2,420,064

Under Financial Accounting Standards Board ("FASB") Interpretation No. 48, Accounting for Uncertainty in Income Taxes—an Interpretation of FASB Statement No. 109 ("FIN 48"), management determines whether a tax position of the Fund is more likely than not to be sustained upon examination by the applicable taxing authority, including resolution of any related appeals or litigation processes, based on the technical merits of the position. The tax benefit to be recognized is measured as the largest amount of benefit that is greater than fifty percent likely of being realized upon ultimate settlement. Management has evaluated the known implications of FIN 48 on the computation of net assets for the Fund. As a result of this evaluation, management has concluded that FIN 48 did not have any effect on the Fund's financial statements. However, management's conclusions regarding FIN 48 may be subject to review and adjustment at a later date based on factors including, but not limited to, further implementation

19

Columbia Massachusetts Tax-Exempt Fund, April 30, 2009 (Unaudited)

guidance from the FASB, new tax laws, regulations, and administrative interpretations (including relevant court decisions). The Fund's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Note 4. Fees and Compensation Paid to Affiliates

Investment Advisory Fee

Columbia, an indirect, wholly owned subsidiary of Bank of America Corporation ("BOA"), provides investment advisory, administrative and other services to the Fund. Columbia receives a monthly investment advisory fee based on the Fund's pro-rata portion of the combined average daily net assets of the Fund, Columbia California Tax-Exempt Fund, Columbia Connecticut Tax-Exempt Fund, and Columbia New York Tax-Exempt Fund as follows:

Combined Average Daily Net Assets	Annual Fee Rate
First $1 billion	0.50%
$1 billion to $3 billion	0.45%
Over $3 billion	0.40%

For the six month period ended April 30, 2009, the Fund's annualized effective investment advisory fee rate was 0.50% of the Fund's average daily net assets.

Pricing and Bookkeeping Fees

The Fund has entered into a Financial Reporting Services Agreement (the "Financial Reporting Services Agreement") with State Street Bank & Trust Company ("State Street") and Columbia pursuant to which State Street provides financial reporting services to the Fund. The Fund has also entered into an Accounting Services Agreement (collectively with the Financial Reporting Services Agreement, the "State Street Agreements") with State Street and Columbia pursuant to which State Street provides accounting services to the Fund. Under the State Street Agreements, the Fund pays State Street an annual fee of $38,000 paid monthly plus an additional monthly fee based on an annualized percentage rate of average daily net assets of the Fund for the month. The aggregate fee will not exceed $140,000 per year (exclusive of out-of-pocket expenses and charges). The Fund also reimburses State Street for certain out-of-pocket expenses and charges.

The Fund has entered into a Pricing and Bookkeeping Oversight and Services Agreement (the "Services Agreement") with Columbia. Under the Services Agreement, Columbia provides services related to Fund expenses and the requirements of the Sarbanes-Oxley Act of 2002, and provides oversight of the accounting and financial reporting services provided by State Street. Under the Services Agreement, the Fund reimburses Columbia for out-of-pocket expenses.

Transfer Agent Fee

Columbia Management Services, Inc. (the "Transfer Agent"), an affiliate of Columbia and an indirect, wholly owned subsidiary of BOA, provides shareholder services to the Fund and has contracted with Boston Financial Data Services ("BFDS") to serve as sub-transfer agent. The Transfer Agent is entitled to receive a fee for its services, paid monthly, at the annual rate of $17.34 per open account plus reimbursement of certain sub-transfer agent fees paid by the Transfer Agent (exclusive of BFDS fees), calculated based on assets held in omnibus accounts and intended to recover the cost of payments to other parties (including affiliates of BOA) for services to those accounts. The Transfer Agent pays the fees of BFDS for services as sub-transfer agent and is not entitled to reimbursement for such fees from the Fund.

The Transfer Agent may also retain, as additional compensation for its services, fees for wire, telephone and redemption orders, Individual Retirement Account ("IRA") trustee agent fees and account transcript fees due to the Transfer Agent from shareholders of the Fund and credits (net of bank charges) earned with respect to balances in accounts the Transfer Agent maintains in connection with its services to the Fund. The Transfer Agent also receives reimbursement for certain out-of-pocket expenses.

An annual minimum account balance fee of $20 may apply to certain accounts with a value below the Fund's initial minimum investment requirements to reduce the impact of small accounts on transfer agent fees. These minimum account balance fees are recorded as part of expense reductions on the Statement of Operations. For the six month period ended April 30, 2009, no minimum account balance fees were charged by the Fund.

20

Columbia Massachusetts Tax-Exempt Fund, April 30, 2009 (Unaudited)

Underwriting Discounts, Service and Distribution Fees

Columbia Management Distributors, Inc. (the "Distributor"), an affiliate of Columbia and an indirect, wholly owned subsidiary of BOA, is the principal underwriter of the Fund's shares. For the six month period ended April 30, 2009, the Distributor has retained net underwriting discounts of $6,882 on sales of the Fund's Class A shares and received net CDSC fees of $15, $3,025 and $742 on Class A, Class B and Class C share redemptions, respectively.

The Fund has adopted distribution and shareholder servicing plans (the "Plans") pursuant to Rule 12b-1 under the 1940 Act, which require the payment of distribution and service fees. The fees are intended to compensate the Distributor and/or eligible selling and/or servicing agents for selling shares of the Fund and providing services to investors. The service fee is equal to 0.10% annually of the net assets attributable to shares of the Fund issued prior to December 1, 1994 and 0.25% annually of the net assets attributable to shares issued thereafter. This arrangement results in an annual rate of service fee for all shares that is a blend between the 0.10% and 0.25% rates. For the six month period ended April 30, 2009, the Fund's annualized effective service fee rate was 0.23% of the Fund's average daily net assets attributable to Class A, Class B and Class C shares.

The Plans also require the payment of a monthly distribution fee to the Distributor equal to 0.75% annually of the average daily net assets attributable to Class B and Class C shares only. The Distributor has voluntarily agreed to waive a portion of the distribution fee for Class C shares so that it does not exceed 0.45% annually of the average daily net assets attributable to Class C shares. This arrangement may be modified or terminated by the Distributor at any time.

Fee Waivers and Expense Reimbursements

Effective January 1, 2009, Columbia has voluntarily agreed to reimburse a portion of the Fund's expenses so that the Fund's ordinary operating expenses (excluding any distribution and service fees, brokerage commissions, interest, taxes and extraordinary expenses, but including custodial charges relating to overdrafts, if any), after giving effect to any balance credits from the Fund's custodian, do not exceed 0.60% of the Fund's average daily net assets on an annualized basis. Columbia, in its discretion, may revise or discontinue this arrangement any time.

Fees Paid to Officers and Trustees

All officers of the Fund are employees of Columbia or its affiliates and, with the exception of the Fund's Chief Compliance Officer, receive no compensation from the Fund. The Board of Trustees has appointed a Chief Compliance Officer to the Fund in accordance with federal securities regulations. The Fund, along with other affiliated funds, pays its pro-rata share of the expenses associated with the Chief Compliance Officer. The Fund's expenses for the Chief Compliance Officer will not exceed $15,000 per year.

The Trust's eligible Trustees may participate in a deferred compensation plan which may be terminated at any time. Obligations of the plan will be paid solely out of the Fund's assets.

Other

The Fund may make daily investments of cash balances in Columbia Massachusetts Municipal Reserves, an affiliated open-ended investment company, pursuant to an exemptive order received from the Securities and Exchange Commission. As an investing Fund, the Fund indirectly bears its proportionate share of the expenses of Columbia Massachusetts Municipal Reserves.

Note 5. Custody Credits

The Fund has an agreement with its custodian bank under which custody fees may be reduced by balance credits. These credits are recorded as part of expense reductions on the Statement of Operations. The Fund could have invested a portion of the assets utilized in connection with the expense offset arrangement in an income-producing asset if it had not entered into such an agreement.

For the six month period ended April 30, 2009, these custody credits reduced total expenses by $885 for the Fund.

Note 6. Portfolio Information

For the six month period ended April 30, 2009, the cost of purchases and proceeds from sales of securities, excluding short-term obligations, for the Fund were $5,551,328 and $11,891,420, respectively.

21

Columbia Massachusetts Tax-Exempt Fund, April 30, 2009 (Unaudited)

Note 7. Line of Credit

The Fund and other affiliated funds participate in a $280,000,000 committed, unsecured revolving line of credit provided by State Street. The maximum amount that may be borrowed by any fund is limited to the lesser of $200,000,000 and the Fund's borrowing limit set forth in the Fund's registration statement. Borrowings are available for short-term liquidity or temporary or emergency purposes.

Interest is charged to each participating fund based on the fund's borrowings at a rate per annum equal to the greater of the Federal Funds Rate plus 0.50% or the overnight LIBOR Rate plus 0.50%. In addition, an annual operations agency fee of $20,000, an amendment fee of 0.02% and a commitment fee of 0.12% per annum are accrued and apportioned among the participating funds pro rata based on their relative net assets.

For the six month period ended April 30, 2009, the Fund did not borrow under these arrangements.

Note 8. Significant Risks and Contingencies

Sector Focus Risk

The Fund may focus its investments in certain sectors, subjecting it to greater risk than a fund that is less focused.

Non-Diversified Risk

The Fund is a non-diversified fund, which generally means that it may invest a greater percentage of its total assets in the securities of fewer issuers than a "diversified" fund. This increases the risk that a change in the value of any one investment held by the Fund could affect the overall value of the Fund more than it would affect that of a diversified fund holding a greater number of investments. Accordingly, the Fund's value will likely be more volatile than the value of more diversified funds. The Fund may not operate as a non-diversified fund at all times.

Geographic Concentration Risk

The Fund had greater than 5% of its total net assets at April 30, 2009 invested in debt obligations issued by each of Massachusetts and Puerto Rico and their political subdivisions, agencies and public authorities. The Fund is more susceptible to economic and political factors adversely affecting issuers of this state's or territory's municipal securities than are municipal bond funds that are not concentrated to the same extent in these issuers.

Concentration of Credit Risk

The Fund holds investments that are insured by private insurers who guarantee the payment of principal and interest in the event of default or that are supported by a letter of credit. At April 30, 2009, private insurers who insured greater than 5% of the total investments of the Fund were as follows:

Insurer	% of Total Net Assets
National Public Finance Guarantee Corp.	14.7
Ambac Assurance Corp.	8.8
Financial Guaranty Insurance Co.	7.7
Financial Security Assurance, Inc.	7.2

At May 21, 2009, National Public Finance Guarantee Corp., Ambac Assurance Corp., Financial Guaranty Insurance Co., and Financial Security Assurance, Inc. were rated by Standard & Poor's AA-, A, Non Rated and AAA, respectively.

Tax Development Risk

The Fund purchases municipal securities whose interest, in the opinion of bond counsel, is free from federal income tax. There is no assurance that the Internal Revenue Service (IRS) will agree with this opinion. In the event the IRS determines that an issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued. As a shareholder of the Fund, you may be required to file an amended tax return as a result.

Legal Proceedings

Columbia Management Advisors, LLC and Columbia Management Distributors, Inc. (collectively, the "Columbia Group") are subject to a settlement agreement with the New York Attorney General ("NYAG") (the "NYAG Settlement") and a settlement order with the SEC (the "SEC Order") on matters relating to mutual fund trading, each dated February 9, 2005. Under the terms of the SEC Order, the Columbia Group (or predecessor entities) agreed, among other things, to: pay disgorgement and civil money penalties collectively totaling

22

Columbia Massachusetts Tax-Exempt Fund, April 30, 2009 (Unaudited)

$140 million; cease and desist from violations of the antifraud provisions and certain other provisions of the federal securities laws; maintain certain compliance and ethics oversight structures; and retain an independent consultant to review the Columbia Group's applicable supervisory, compliance, control and other policies and procedures. The NYAG Settlement, among other things, requires Columbia Management Advisors, LLC and its affiliates to reduce management fees for certain funds in the Columbia family of mutual funds in a projected total of $160 million over five years through November 30, 2009 and to make certain disclosures to investors relating to expenses. In connection with the Columbia Group providing services to the Columbia Funds, the Columbia Funds have voluntarily undertaken to implement certain governance measures designed to maintain the independence of their boards of trustees and certain special consulting and compliance measures.

Pursuant to the SEC Order and related procedures, the $140 million in settlement amounts described above has been substantially distributed in accordance with a distribution plan that was developed by an independent distribution consultant and approved by the SEC on April 6, 2007.

In connection with the events described above, various parties have filed suit against certain funds, the Trustees of the Columbia Funds, FleetBoston Financial Corporation and its affiliated entities and/or Bank of America and its affiliated entities.

On February 20, 2004, the Judicial Panel on Multidistrict Litigation transferred these cases and cases against other mutual fund companies based on similar allegations to the United States District Court in Maryland for consolidated or coordinated pretrial proceedings (the "MDL"). Subsequently, additional related cases were transferred to the MDL. On September 29, 2004, the plaintiffs in the MDL filed amended and consolidated complaints. One of these amended complaints is a putative class action that includes claims under the federal securities laws and state common law, and that names Columbia Management Advisors, Inc. (which has since merged into Banc of America Capital Management, LLC (now named Columbia Management Advisors, LLC)) ("Columbia"), Columbia Funds Distributor, Inc. (now named Columbia Management Distributors, Inc.) (the "Distributor"), the Trustees of the Columbia Funds, Bank of America Corporation and others as defendants. Another of the amended complaints is a derivative action purportedly on behalf of the Columbia Funds that asserts claims under federal securities laws and state common law.

On February 25, 2005, Columbia and other defendants filed motions to dismiss the claims in the pending cases. On March 1, 2006, for reasons stated in the court's memoranda dated November 3, 2005, the United States District Court for the District of Maryland granted in part and denied in part the defendants' motions to dismiss. The court dismissed all of the class action claims pending against the Columbia Funds Trusts. As to Columbia and the Distributor, the claims under the Securities Act of 1933, the claims under Sections 34(b) and 36(a) of the Investment Company Act of 1940 ("ICA") and the state law claims were dismissed. The claims under Sections 10(b) and 20(a) of the Securities Exchange Act of 1934 and claims under Section 36(b) of the ICA were not dismissed.

On March 21, 2005, a purported class action was filed in Massachusetts state court alleging that certain conduct, including market timing, entitled Class B shareholders in certain Columbia Funds to an exemption from contingent deferred sales charges upon early redemption (the "CDSC Lawsuit"). The CDSC Lawsuit was removed to federal court in Massachusetts and transferred to the MDL.

On September 14, 2007, the plaintiffs and the Columbia defendants named in the MDL, including the Columbia Funds, entered into a stipulation of settlement with respect to all Columbia-related claims in the MDL described above, including the CDSC Lawsuit. The settlement is subject to court approval.

23

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Important Information About This Report

The fund mails one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 1-800-345-6611 and additional reports will be sent to you. This report has been prepared for shareholders of Columbia Massachusetts Tax-Exempt Fund.

A description of the policies and procedures that the fund uses to determine how to vote proxies and a copy of the fund's voting records are available (i) at www.columbiamanagement.com; (ii) on the Securities and Exchange Commission's website at www.sec.gov, and (iii) without charge, upon request, by calling 1-800-368-0346. Information regarding how the fund voted proxies relating to portfolio securities during the 12-month period ended June 30 is available from the SEC's website. Information regarding how the fund voted proxies relating to portfolio securities is also available from the fund's website, www.columbiamanagement.com.

The fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q is available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus which contains this and other important information about the fund, contact your Columbia Management representative or financial advisor or go to www.columbiamanagement.com.

Columbia Management Group, LLC ("Columbia Management") is the investment management division of Bank of America Corporation. Columbia Management entities furnish investment management services and products for institutional and individual investors. Columbia Funds are distributed by Columbia Management Distributors, Inc., member of FINRA, SIPC, part of Columbia Management and an affiliate of Bank of America Corporation.

Transfer Agent

Columbia Management Services, Inc.
P.O. Box 8081
Boston, MA 02266-8081
1-800-345-6611

Distributor

Columbia Management
Distributors, Inc.
One Financial Center
Boston, MA 02111

Investment Advisor

Columbia Management Advisors, LLC
100 Federal Street
Boston, MA 02110

25

Columbia Management®

One Financial Center
Boston, MA 02111-2621

PRSRT STD
U.S. Postage
PAID
Holliston, MA
Permit NO. 20

Columbia Management®

Columbia Massachusetts Tax-Exempt Fund

Semiannual Report, April 30, 2009

©2009 Columbia Management Distributors, Inc.

One Financial Center, Boston, MA 02111-2621

800-345-6611 www.columbiafunds.com

SHC-44/12136-0409 (06/09) 09/80906

Columbia Management®

Semiannual Report

April 30, 2009

Columbia New York Tax-Exempt Fund

NOT FDIC INSURED	May Lose Value

NOT BANK ISSUED	No Bank Guarantee

Fund Profile	1

Performance Information	3

Understanding Your Expenses	4

Financial Statements

Investment Portfolio	5

Statement of Assets and Liabilities	10

Statement of Operations	11

Statement of Changes in Net Assets	12

Financial Highlights	14

Notes to Financial Statements	17

Important Information About This Report	25

The views expressed in this report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict, so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia Fund. References to specific securities should not be construed as a recommendation or investment advice.

President's Message

Dear Shareholder:

Recent events have shown great volatility in the markets and uncertainty in the economy. During these challenging times, it becomes even more important to focus on long-term horizons and key investment tools that can help manage volatility. This may be the time to reflect on your investment goals and evaluate your portfolio to ensure you are positioned for any potential market rebound.

A long-term financial plan can serve as a road map and guide you through the necessary steps designed to meet your financial goals. Your financial plan should take into account your investment goals, time horizon, overall financial situation, risk tolerance and willingness to ride out market volatility. Your investment professional can be a key resource as you work through this process. The knowledge and experience of an investment professional can help as you create or reevaluate your investment strategy.

The importance of diversification

Although diversification does not ensure a profit or guarantee against loss, a diversified portfolio can be a strategy for successful long-term investing. Diversification refers to the mix of investments within a portfolio. A mutual fund can contribute to portfolio diversification given that a mutual fund's portfolio represents several investments. Additionally, the way you allocate your money among stocks, bonds and cash, and geographically between foreign and domestic investments, can help to reduce risks. Diversification can result in multiple investments where the positive performance of certain holdings can offset any negative performance from other holdings. Having a diversified portfolio doesn't mean that the value of the portfolio will never go down, but rather helps strike a balance between risk and reward.

Reevaluate your strategy

An annual review of your investments is a key opportunity to determine if your investment needs have changed or if you need minor adjustments to rebalance your portfolio. Life events like a birth, marriage, home improvement, or change in employment can have a major affect on your spending and goals. Ask yourself how your spending or goals have changed and factor this into your financial plan. Are you using automated investments or payroll deductions to help keep your savings on track? Are you able to set aside additional savings or increase your 401(k) plan contributions? If during your review you find that your investments in any one category (e.g., stocks, bonds or cash) have grown too large based on your diversification plan, you may want to consider redirecting future investments to get back on track.

History has shown that the U.S. stock market has been remarkably resilient1. Volatility can lead to opportunity. Patience and a commitment to your long-term financial plan may position you to potentially benefit over your investment horizon. We appreciate your business and continued support of Columbia Funds.

Sincerely,

J. Kevin Connaughton
President, Columbia Funds

The board of trustees elected J. Kevin Connaughton president of Columbia Funds on January 16, 2009.

1The Dow Jones Industrial Average is the most widely used indicator of the overall condition of the stock market. The Dow Jones Industrial Average Index is a price-weighted average of 30 actively traded blue-chip stocks as selected by the editors of the Wall Street Journal. Indices are not investments, do not incur fees or expenses and are not professionally managed. It is not possible to invest directly in an index.

Fund Profile – Columbia New York Tax-Exempt Fund

Summary

■  For the six-month period that ended April 30, 2009, the fund's Class A shares returned 8.55% without sales charge. The fund's benchmark, the Barclays Capital Municipal Bond Index (formerly the Lehman Brothers Municipal Bond Index)1 returned 8.20%. The average return of its peer group, the Lipper New York Municipal Debt Funds Classification,2 was 6.51%.

  On February 20, 2009, Kimberly A. Campbell became the portfolio manager of the fund.

■  Early in the period, yields on municipal bonds rose sharply as prices were pressured by heavy institutional selling. The impact was greatest on long-maturity, high grade issues. Higher yields, plus the perceived stronger credit quality of municipals compared to corporate issues in the economic downturn, encouraged buyers. In this environment, demand for better quality bonds was higher than for lesser quality issues. However, prices on BAA/BBB3 bonds rebounded, thanks to their distinct yield advantage, as investor fears subsided later in the period. After-tax yields on longer-maturity municipals reached levels not seen for years, leading non-institutional buyers to reach beyond the two to 10-year range they traditionally favor. While strong demand gave longer-dated issues a performance advantage over shorter-term issues, prices rose and yields fell across the maturity range. Later in the period, as a glimmer of positive economic data emerged, flows into municipal funds and individual bonds remained high.

■  Intermediate and long-maturity bonds of medium to high quality were strong performers, and the fund's significant weight in those segments helped fuel its strong results. An underweight among bonds maturing within five years also contributed to performance as these issues lagged. Successful security selection among BAA/BBB securities, which bounced back from depressed prices, also aided performance.

■  Looking ahead, our analysts are cautious about a potential ratings downgrade because the state of New York has a long history of adopting politically sensitive one-time moves to close gaps and increase reserve levels during downturns. The state's current preliminary budget plan would reduce funding gaps through cuts to schools and Medicaid, and eliminate a real estate tax rebate program. Also on the docket are tuition hikes in the state university system, pension reform and a variety of tax increases on consumers and utilities. Although these funding gaps did not include additions for the stimulus package, they alone are not likely to address the systemic challenges facing New York.

1The Barclays Capital Municipal Bond Index is considered representative of the broad market for investment-grade, tax-exempt bonds with maturities of at least one year. Indices are not available for investment, and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the fund may not match those in an index.

2Lipper Inc., a widely respected data provider in the industry, calculates an average total return (assuming reinvestment of distributions) for mutual funds with investment objectives similar to those of the fund. Lipper makes no adjustment for the effect of sales loads.

3The credit quality ratings represent those of Moody's Investors Service, Inc. ("Moody's"), Standard & Poor's Corporation ("S&P") or Fitch Ratings ("Fitch") credit ratings. The ratings represent their opinions as to the quality of the securities they rate. Ratings are relative and subjective and are not absolute standards of quality. The security's credit quality does not eliminate risk.

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. Please visit www.columbiafunds.com for daily and most recent month-end performance updates.

Summary

6-month (cumulative) return as of 04/30/09

+8.55%

Class A shares (without sales charge)

+8.20%

Barclays Capital Municipal Bond Index

Morningstar Style BoxTM

The Morningstar Style BoxTM reveals a fund's investment strategy. For fixed-income funds, the vertical axis shows the average credit quality of the bonds owned, and the horizontal axis shows interest rate sensitivity as measured by a bond's duration (short, intermediate or long). Information shown is based on the most recent data provided by Morningstar.

1

Fund Profile (continued) – Columbia New York Tax-Exempt Fund

Portfolio Management

Kimberly A. Campbell has managed the fund since 2009 and has been with the advisor or its predecessors as an investment professional since 1995.

Portfolio holdings and characteristics are subject to change periodically and may not be representative of current holdings and characteristics. The outlook for the fund may differ from those presented for other Columbia Funds.

Tax-exempt investing offers current tax-exempt income, but it also involves certain risks. The value of the fund will be affected by interest rate changes and the creditworthiness of issues held in the fund. When interest rates go up, bond prices generally drop and vice versa.

Interest income from certain tax-exempt bonds may be subject to certain state and local taxes and, if applicable, the alternative minimum tax. Capital gains are not exempt from income taxes.

The fund is non-diversified, which generally means that it may invest a greater percentage of its total assets in the securities of fewer issuers than a "diversified" fund. This increases the risk that a change in the value of any one investment held by the fund could affect the overall value of the fund more than it would affect that of a diversified fund holding a greater number of investments. Accordingly, the fund's value will likely be more volatile than the value of more diversified funds.

Single-state municipal bond funds pose additional risks due to limited geographical diversification.

2

Performance Information – Columbia New York Tax-Exempt Fund

Performance of a $10,000 investment 05/01/99 – 04/30/09 ($)

Sales charge	without	with
Class A	14,943	14,234
Class B	13,874	13,874
Class C	14,293	14,293

The table above shows the change in value of a hypothetical $10,000 investment in each share class of Columbia New York Tax-Exempt Fund during the stated time period, and does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemption of fund shares.

Average annual total return as of 04/30/09 (%)

Share class	A		B		C
Inception	09/26/86		08/04/92		08/01/97
Sales charge	without	with	without	with	without	with
6-month (cumulative)	8.55	3.39	8.15	3.15	8.31	7.31
1-year	–0.06	–4.81	–0.81	–5.53	–0.51	–1.46
5-year	2.96	1.96	2.19	1.86	2.50	2.50
10-year	4.10	3.59	3.33	3.33	3.64	3.64

Average annual total return as of 03/31/09 (%)

Share class	A		B		C
Sales charge	without	with	without	with	without	with
6-month (cumulative)	1.39	–3.43	1.01	–3.88	1.16	0.18
1-year	–1.64	–6.32	–2.38	–7.02	–2.08	–3.01
5-year	1.60	0.62	0.85	0.52	1.15	1.15
10-year	3.81	3.30	3.04	3.04	3.35	3.35

The "with sales charge" returns include the maximum initial sales charge of 4.75% for Class A shares and the applicable contingent deferred sales charge of 5.00% in the first year, declining to 1.00% in the sixth year and eliminated thereafter for Class B shares and 1.00% for Class C shares for the first year only. The "without sales charge" returns do not include the effect of sales charges. If they had, returns would be lower.

Performance results reflect any fee waivers or reimbursements of fund expenses by the investment advisor and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

All results shown assume reinvestment of distributions. Performance for different share classes will vary based on differences in sales charges and fees associated with each class.

The tables do not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemption of fund shares.

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. Please visit www.columbiafunds.com for daily and most recent month-end performance updates.

Annual operating expense ratio (%)*

Class A	1.09
Class B	1.84
Class C	1.84

* The annual operating expense ratio is as stated in the fund's prospectus that is current as of the date of this report and includes the expenses incurred by the investment companies in which the fund invests. Differences in expense ratios disclosed elsewhere in this report may result from including expenses incurred by the investment companies, fee waivers and expense reimbursements as well as different time periods used in calculating the ratios.

Net asset value per share

as of 04/30/09 ($)

Class A	6.86
Class B	6.86
Class C	6.86

Distributions declared per share

11/01/08 – 04/30/09 ($)

Class A	0.23
Class B	0.21
Class C	0.22

A portion of the fund's income may be subject to the alternative minimum tax. The fund may at times purchase tax-exempt securities at a discount. Some, or all, of this discount may be included in the fund's ordinary income, and is taxable when distributed. Distributions include $0.09 per share of taxable realized gains.

3

Understanding Your Expenses – Columbia New York Tax-Exempt Fund

Estimating your actual expenses

To estimate the expenses that you paid over the period, first you will need your account balance at the end of the period:

■   For shareholders who receive their account statements from Columbia Management Services, Inc., your account balance is available online at www.columbiafunds.com or by calling Shareholder Services at 800.345.6611.

■   For shareholders who receive their account statements from their financial intermediary, contact your financial intermediary to obtain your account balance.

1.  Divide your ending account balance by $1,000. For example, if an account balance was $8,600 at the end of the period, the result would be 8.6.

2.  In the section of the table below titled "Expenses paid during the period," locate the amount for your share class. You will find this number in the column labeled "Actual." Multiply this number by the result from step 1. Your answer is an estimate of the expenses you paid on your account during the period.

If the value of your account falls below the minimum initial investment requirement applicable to you, your account generally will be subject to a $20 annual fee. This fee is not included in the accompanying table. If you are subject to the fee, keep it in mind when you are estimating the ongoing expenses of investing in the fund and when comparing the expenses of this fund with other funds.

As a fund shareholder, you incur two types of costs. There are transaction costs, which generally include sales charges on purchases and may include redemption fees or exchange fees. There are also ongoing costs, which generally include investment advisory fees, distribution and service (Rule 12b-1) fees and other fund expenses. The information on this page is intended to help you understand the ongoing costs of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing your fund's expenses by share class

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in each share class during the period. The information in the following table is based on an initial investment of $1,000, which is invested at the beginning of the period and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "Actual" column is calculated using the fund's actual operating expenses and total return for the period. The amount listed in the "Hypothetical" column for each share class assumes that the return each year is 5% before expenses and is calculated based on the fund's actual operating expenses. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during this period.

Compare with other funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing costs of investing in the fund with other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund and do not reflect any transaction costs, such as sales charges, redemption fees or exchange fees.

11/01/08 – 04/30/09

	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund's annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	1,085.49	1,020.63	4.34	4.21	0.84
Class B	1,000.00	1,000.00	1,081.52	1,016.91	8.21	7.95	1.59
Class C	1,000.00	1,000.00	1,083.11	1,018.40	6.66	6.46	1.29

Expenses paid during the period are equal to the annualized expense ratio for the share class, multiplied by the average account value over the period, then multiplied by the number of days in the fund's most recent fiscal half-year and divided by 365.

Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, account value at the end of the period would have been reduced.

It is important to note that the expense amounts shown in the table are meant to highlight only ongoing costs of investing in the fund and do not reflect any transaction costs, such as sales charges, redemption fees or exchange fees. Therefore, the hypothetical examples provided may not help you determine the relative total costs of owning shares of different funds. If these transaction costs were included, your costs would have been higher.

4

Investment Portfolio – Columbia New York Tax-Exempt Fund

April 30, 2009 (Unaudited)

Municipal Bonds – 95.9%
	Par ($)	Value ($)
Education – 15.0%
Education – 14.2%
NY Dormitory Authority
Columbia University, Series 2008, 5.000% 07/01/38	500,000	517,065
Cornell University, Series 2009 A, 5.000% 07/01/39	500,000	512,390
New York University: Series 1998 A, Insured: NPFGC 5.750% 07/01/27	2,000,000	2,262,460
Series 2001 1, Insured: AMBAC 5.500% 07/01/40	1,000,000	1,103,510
St. John's University, Series 2007 C, Insured: NPFGC 5.250% 07/01/30	1,000,000	1,002,470
Teachers College, Series 2009, 5.500% 03/01/39	430,000	437,319
University of Rochester: Series 2000 A, Insured: NPFGC (a) 07/01/14 (5.700% 07/01/10)	370,000	365,656
Series 2007, 5.000% 07/01/27	1,000,000	998,750
NY Dutchess County Industrial Development Agency
Bard College, Series 2007, 4.500% 08/01/36	500,000	349,225
NY New York City Trust for Cultural Resources
The Juilliard School, Series 2009 A: 5.000% 01/01/34	375,000	381,596
5.000% 01/01/39	500,000	506,860
NY St. Lawrence County Industrial Development Agency
Clarkson University, Series 2007, 5.000% 07/01/31	1,000,000	994,630
Education Total		9,431,931

	Par ($)	Value ($)
Prep School – 0.8%
NY New York City Industrial Development Agency
Marymount School Academy, Series 2001, Insured: ACA 5.125% 09/01/21	625,000	507,913
Prep School Total		507,913
Education Total		9,939,844
Health Care – 13.2%
Continuing Care Retirement – 2.9%
NY Broome County Industrial Development Agency
Good Shepherd Village Endwell, Series 2008 A, 6.750% 07/01/28	500,000	383,220
NY Nassau County Industrial Development Agency
Amsterdam at Harborside, Series 2007 A, 6.700% 01/01/43	750,000	557,145
NY Suffolk County Industrial Development Agency
Active Retirement Community, Series 2006, 5.000% 11/01/28	1,335,000	966,687
Continuing Care Retirement Total		1,907,052
Hospitals – 8.1%
NY Albany Industrial Development Agency
St. Peter's Hospital, Series 2008 A, 5.250% 11/15/32	750,000	574,177
NY Dormitory Authority
Kaleida Health, Series 2006, Insured: FHA 4.700% 02/15/35	1,000,000	898,990
New York Hospital Medical Centre, Series 2007, Insured: FHA 4.750% 02/15/37	1,000,000	819,120
North Shore University Hospital, Series 2007 A, 5.000% 05/01/32	1,000,000	879,510

See Accompanying Notes to Financial Statements.

5

Columbia New York Tax-Exempt Fund

April 30, 2009 (Unaudited)

Municipal Bonds (continued)
	Par ($)	Value ($)
NYU Hospital Center, Series 2007 B, 5.625% 07/01/37	1,000,000	762,520
Orange Regional Medical Center, Series 2008, 6.125% 12/01/29	650,000	504,732
NY Saratoga County Industrial Development Agency
Saratoga Hospital: Series 2004 A, 5.000% 12/01/13	250,000	250,345
Series 2007 B, 5.250% 12/01/32	500,000	398,180
NY Yonkers Industrial Development Agency
St. John's Riverside Hospital, Series 2001 A, 6.800% 07/01/16	320,000	276,557
Hospitals Total		5,364,131
Nursing Homes – 2.2%
NY Amherst Industrial Development Agency
Beechwood Health Care Center, Series 2007, 5.200% 01/01/40	750,000	429,232
NY Essex County Industrial Development Agency
Moses Ludington Nursing Home, Series 2000 A, Insured: FHA 6.200% 02/01/30	995,000	1,007,348
Nursing Homes Total		1,436,580
Health Care Total		8,707,763
Housing – 5.2%
Assisted Living/Senior – 3.8%
NY Huntington Housing Authority
Gurwin Jewish Senior Center, Series 1999 A, 5.875% 05/01/19	1,500,000	1,179,435
NY Mount Vernon Industrial Development Agency
Wartburg Senior Housing, Inc., Series 1999: 6.150% 06/01/19	1,000,000	863,670
6.200% 06/01/29	615,000	461,791
Assisted Living/Senior Total		2,504,896

	Par ($)	Value ($)
Single-Family – 1.4%
NY Mortgage Agency
Series 2007 148, AMT, 5.200% 10/01/32	1,000,000	939,440
Single-Family Total		939,440
Housing Total		3,444,336
Other – 15.9%
Other – 0.7%
NY Westchester County Industrial Development Agency
Guiding Eyes for the Blind, Series 2004, 5.375% 08/01/24	550,000	479,551
Other Total		479,551
Pool/Bond Bank – 10.9%
NY Environmental Facilities Corp.
Series 2005 B, 5.500% 04/15/35	1,000,000	1,137,190
Series 2006 A, 4.750% 06/15/31	1,000,000	1,004,150
Series 2008 A, 5.000% 06/15/37	1,000,000	1,018,280
Series 2009 A, 5.000% 06/15/34	4,000,000	4,025,040
Pool/Bond Bank Total		7,184,660
Refunded/Escrowed (a) – 4.3%
NY Dormitory Authority
Memorial Sloan-Kettering Cancer Center, Series 2003, Escrowed to Maturity, Insured: NPFGC (b) 07/01/25	3,000,000	1,498,350
Series 2000 A, Pre-refunded 07/01/10, Insured: NPFGC (c) 07/01/14 (5.700% 07/01/10)	630,000	629,212
NY Greece Central School District
Series 1992, Escrowed to Maturity, Insured: FGIC 6.000% 06/15/16	500,000	624,425

See Accompanying Notes to Financial Statements.

6

Columbia New York Tax-Exempt Fund

April 30, 2009 (Unaudited)

Municipal Bonds (continued)
	Par ($)	Value ($)
NY Urban Development Corp.
Series 2002 A, Pre-refunded 01/01/11, 5.500% 01/01/17	105,000	113,039
Refunded/Escrowed Total		2,865,026
Other Total		10,529,237
Other Revenue – 1.1%
Recreation – 1.1%
NY Trust Cultural Resources
Museum of Modern Art, Series 2008 1A, 5.000% 04/01/31	750,000	759,525
Recreation Total		759,525
Other Revenue Total		759,525
Tax-Backed – 22.3%
Local Appropriated – 2.6%
NY Dormitory Authority
Series 2001 2-4, 4.750% 01/15/30	1,000,000	939,660
Westchester County, Series 1998, (b) 08/01/19	1,200,000	810,204
Local Appropriated Total		1,749,864
Local General Obligations – 1.9%
NY Mount Sinai School District
Series 1992, Insured: AMBAC 6.200% 02/15/19	1,005,000	1,228,814
Local General Obligations Total		1,228,814
Special Non-Property Tax – 12.6%
NY Dormitory Authority
Series 2008-B: 5.250% 03/15/38	500,000	512,755
5.750% 03/15/36	500,000	539,835
NY Local Government Assistance Corp.
Series 1993 E: 5.000% 04/01/21	2,000,000	2,184,820
6.000% 04/01/14	2,945,000	3,302,670
NY Metropolitan Transportation Authority
Series 2009 B, 5.000% 11/15/34	1,000,000	970,500

	Par ($)	Value ($)
PR Commonwealth of Puerto Rico Sales Tax Financing Corp.
Series 2007 A, 5.250% 08/01/57	1,000,000	835,150
Special Non-Property Tax Total		8,345,730
State Appropriated – 5.2%
NY Dormitory Authority
Series 1993, 6.000% 07/01/20	2,000,000	2,243,080
State University, Series 2000 C, Insured: FSA 5.750% 05/15/17	1,000,000	1,169,480
State Appropriated Total		3,412,560
Tax-Backed Total		14,736,968
Transportation – 9.9%
Air Transportation – 3.2%
NY New York City Industrial Development Agency
American Airlines, Inc., Series 2005, AMT, 7.750% 08/01/31	1,000,000	747,870
Terminal One Group Association LP, Series 2005, AMT, 5.500% 01/01/24	1,500,000	1,324,410
Air Transportation Total		2,072,280
Ports – 3.2%
NY Port Authority of New York & New Jersey
Series 1993, 5.375% 03/01/28	2,000,000	2,133,880
Ports Total		2,133,880
Toll Facilities – 1.5%
NY Thruway Authority
Series 2007, Insured: FGIC 5.000% 01/01/27	1,000,000	1,012,570
Toll Facilities Total		1,012,570
Transportation – 2.0%
NY Metropolitan Transportation Authority
Series 2005 B, Insured: AMBAC 5.250% 11/15/23	1,250,000	1,315,062
Transportation Total		1,315,062
Transportation Total		6,533,792

See Accompanying Notes to Financial Statements.

7

Columbia New York Tax-Exempt Fund

April 30, 2009 (Unaudited)

Municipal Bonds (continued)
	Par ($)	Value ($)
Utilities – 13.3%
Independent Power Producers – 1.2%
NY Suffolk County Industrial Development Agency
Nissequogue Cogeneration Partners Facilities, Series 1998, AMT, 5.500% 01/01/23	1,000,000	773,650
Independent Power Producers Total		773,650
Investor Owned – 2.3%
NY Energy & Research Development Authority
Brooklyn Union Gas Co., Series 1993, IFRN, 8.903% 04/01/20 (d)	1,500,000	1,525,770
Investor Owned Total		1,525,770
Municipal Electric – 5.0%
NY Long Island Power Authority
Series 2000, Insured: FSA (b) 06/01/18	1,000,000	701,450
Series 2008 A, 6.000% 05/01/33	1,000,000	1,069,030
PR Commonwealth of Puerto Rico Electric Power Authority
Series 2002 KK, Insured: NPFGC 5.500% 07/01/15	1,500,000	1,553,775
Municipal Electric Total		3,324,255
Water & Sewer – 4.8%
NY Great Neck North Water Authority
Series 2008, 5.000% 01/01/33	690,000	699,646
NY New York City Municipal Water Finance Authority
Series 2008, 4.500% 06/15/38	1,000,000	909,440
Series 2009 FF-2, 5.500% 06/15/40	1,000,000	1,051,870
Series 2009, 5.250% 06/15/40	500,000	510,805
Water & Sewer Total		3,171,761
Utilities Total		8,795,436
Total Municipal Bonds (cost of $64,605,335)		63,446,901

Investment Companies – 3.0%
	Shares	Value ($)
Columbia New York
Tax-Exempt Reserves, Trust Shares (7 day yield of 0.630%) (e)(f)	1,066,000	1,066,000
Dreyfus Municipal Cash
Management Plus Fund (7 day yield of 0.580%)	953,543	953,543
Total Investment Companies (cost of $2,019,543)		2,019,543
Total Investments – 98.9% (cost of $66,624,878) (g)		65,466,444
Other Assets & Liabilities, Net – 1.1%		696,742
Net Assets – 100.0%		66,163,186

Notes to Investment Portfolio:

(a)  The Fund has been informed that each issuer has placed direct obligations of the U.S. Government in an irrevocable trust, solely for the payment of principal and interest.

(b)  Zero coupon bond.

(c)  Step bond. This security is currently not paying coupon. Shown parenthetically is the next interest rate to be paid and the date the Fund will begin accruing at this rate.

(d)  The interest rate shown on floating rate or variable rate securities reflects the rate at April 30, 2009.

(e)  Investments in affiliates during the six month period ended April 30, 2009: Security name: Columbia New York Tax-Exempt Reserves,

Trust Shares (7 day yield of 0.630%)

Shares as of 10/31/08:	—
Shares purchased:	10,947,850
Shares sold:	(9,881,850)
Shares as of 04/30/09:	1,066,000
Net realized gain (loss):	$—
Dividend income earned:	$6,302
Value at end of period:	$1,066,000

(f)  Money market mutual fund registered under the Investment Company Act of 1940, as amended, and advised by Columbia Management Advisors, LLC.

(g)  Cost for federal income tax purposes is $66,238,039.

  The following table summarizes the inputs used, as of April 30, 2009, in valuing the Fund's assets:

Valuation Inputs	Investments in Securities	Other Financial Instruments
Level 1 – Quoted Prices	$2,019,543	$—
Level 2 – Other Significant Observable Inputs	63,446,901	—
Level 3 – Significant Unobservable Inputs	—	—
Total	$65,466,444	$—

  For more information on valuation inputs, and their aggregation into the levels used in the table above, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

See Accompanying Notes to Financial Statements.

8

Columbia New York Tax-Exempt Fund

April 30, 2009 (Unaudited)

At April 30, 2009, the composition of the Fund by revenue source is as follows:

Holdings By Revenue Source	% of Net Assets
Tax-Backed	22.3
Education	15.0
Utilities	13.3
Health Care	13.2
Pool/Bond Bank	10.9
Transportation	9.9
Housing	5.2
Other	5.0
Other Revenue	1.1
95.9
Investment Companies	3.0
Other Assets & Liabilities, Net	1.1
100.0

Acronym	Name
ACA	ACA Financial Guaranty Corp.

AMBAC	Ambac Assurance Corp.

AMT	Alternative Minimum Tax

FGIC	Financial Guaranty Insurance Co.

FHA	Federal Housing Administration

FSA	Financial Security Assurance, Inc.

IFRN	Inverse Floating Rate Note

NPFGC	National Public Finance Guarantee Corp.

See Accompanying Notes to Financial Statements.

9

Statement of Assets and Liabilities – Columbia New York Tax-Exempt Fund
April 30, 2009 (Unaudited)

		($)
Assets	Unaffiliated investments, at identified cost	65,558,878
	Affiliated investments, at identified cost	1,066,000
	Total investments, at identified cost	66,624,878
	Unaffiliated investments, at value	64,400,444
	Affiliated investments, at value	1,066,000
	Total investments, at value	65,466,444
	Cash	155
	Receivable for:
	Fund shares sold	40,772
	Interest	891,602
	Expense reimbursement due from investment advisor	12,899
	Trustees' deferred compensation plan	13,588
	Prepaid expenses	1,644
	Total Assets	66,427,104
Liabilities	Payable for:
	Fund shares repurchased	32,564
	Distributions	109,242
	Investment advisory fee	27,898
	Transfer agent fee	6,744
	Trustees' fees	1,051
	Audit fee	23,179
	Pricing and bookkeeping fees	6,315
	Custody fee	906
	Distribution and service fees	22,307
	Chief compliance officer expenses	60
	Trustees' deferred compensation plan	13,588
	Other liabilities	20,064
	Total Liabilities	263,918
	Net Assets	66,163,186
Net Assets Consist of	Paid-in capital	65,578,615
	Undistributed net investment income	801,302
	Accumulated net realized gain	941,703
	Net unrealized appreciation (depreciation) on investments	(1,158,434)
	Net Assets	66,163,186
Class A	Net assets	$48,751,634
	Shares outstanding	7,110,561
	Net asset value per share	$6.86	(a)
	Maximum sales charge	4.75%
	Maximum offering price per share ($6.86/0.9525)	$7.20	(b)
Class B	Net assets	$9,280,343
	Shares outstanding	1,353,656
	Net asset value and offering price per share	$6.86	(a)
Class C	Net assets	$8,131,209
	Shares outstanding	1,186,038
	Net asset value and offering price per share	$6.86	(a)

(a)  Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

(b)  On sales of $50,000 or more the offering price is reduced.

See Accompanying Notes to Financial Statements.

10

Statement of Operations – Columbia New York Tax-Exempt Fund
For the Six Months Ended April 30, 2009 (Unaudited)

		($)
Investment Income	Interest	1,760,836
	Dividends	2,600
	Dividends from affiliates	6,302
	Total Investment Income	1,769,738
Expenses	Investment advisory fee	164,499
	Distribution fee:
	Class B	35,356
	Class C	30,763
	Service fee:
	Class A	58,221
	Class B	11,358
	Class C	9,891
	Transfer agent fee	20,999
	Pricing and bookkeeping fees	27,464
	Trustees' fees	7,213
	Custody fee	2,383
	Chief compliance officer expenses	308
	Other expenses	58,408
	Total Expenses	426,863
	Fees waived or expenses reimbursed by investment advisor	(83,275)
	Fees waived by distributor—Class C	(12,301)
	Expense reductions	(606)
	Net Expenses	330,681
	Net Investment Income	1,439,057
Net Realized and Unrealized Gain (Loss) on Investments and Futures Contracts	Net realized gain on:
	Investments	1,385,007
	Futures contracts	28,426
	Net realized gain	1,413,433
	Net change in unrealized appreciation (depreciation) on investments	2,791,839
	Net Gain	4,205,272
	Net Increase Resulting from Operations	5,644,329

See Accompanying Notes to Financial Statements.

11

Statement of Changes in Net Assets – Columbia New York Tax-Exempt Fund

Increase (Decrease) in Net Assets		(Unaudited) Six Months Ended April 30, 2009 ($)	Year Ended October 31, 2008 ($)
Operations	Net investment income	1,439,057	2,943,238
	Net realized gain on investments and futures contracts	1,413,433	872,899
	Net change in unrealized appreciation (depreciation) on investments and futures contracts	2,791,839	(9,410,713)
	Net increase (decrease) resulting from operations	5,644,329	(5,594,576)
Distributions to Shareholders	From net investment income:
	Class A	(1,057,714)	(2,036,977)
	Class B	(171,945)	(448,956)
	Class C	(161,889)	(354,557)
	From net realized gains:
	Class A	(562,331)	(503,414)
	Class B	(128,562)	(156,300)
	Class C	(108,983)	(97,587)
	Total distributions to shareholders	(2,191,424)	(3,597,791)
	Net Capital Stock Transactions	1,487,435	(5,256,998)
	Total increase (decrease) in net assets	4,940,340	(14,449,365)
Net Assets	Beginning of period	61,222,846	75,672,211
	End of period	66,163,186	61,222,846
	Undistributed net investment income, at end of period	801,302	753,793

See Accompanying Notes to Financial Statements.

12

Statement of Changes in Net Assets (continued) – Columbia New York Tax-Exempt Fund

	Capital Stock Activity
	(Unaudited) Six Months Ended April 30, 2009		Year Ended October 31, 2008
	Shares	Dollars ($)	Shares	Dollars ($)
Class A
Subscriptions	1,872,702	12,034,865	1,146,528	8,338,652
Distributions reinvested	154,603	991,238	226,091	1,630,788
Redemptions	(1,456,426)	(9,732,164)	(1,476,999)	(10,519,253)
Net increase (decrease)	570,879	3,293,939	(104,380)	(549,813)
Class B
Subscriptions	23,662	156,350	60,627	438,310
Distributions reinvested	31,959	204,130	55,749	403,425
Redemptions	(242,035)	(1,601,189)	(738,672)	(5,354,041)
Net decrease	(186,414)	(1,240,709)	(622,296)	(4,512,306)
Class C
Subscriptions	66,228	432,127	237,969	1,733,849
Distributions reinvested	23,431	150,202	34,549	249,308
Redemptions	(174,212)	(1,148,124)	(301,262)	(2,178,036)
Net decrease	(84,553)	(565,795)	(28,744)	(194,879)

See Accompanying Notes to Financial Statements.

13

Financial Highlights – Columbia New York Tax-Exempt Fund

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended April 30,		Year Ended October 31,
Class A Shares	2009		2008	2007	2006	2005	2004
Net Asset Value, Beginning of Period	$6.55		$7.49	$7.70	$7.61	$7.84	$7.72
Income from Investment Operations:
Net investment income (a)	0.15		0.31	0.31	0.32	0.31	0.31
Net realized and unrealized gain (loss) on investments and futures contracts	0.39		(0.87)	(0.19)	0.15	(0.22)	0.16
Total from investment operations	0.54		(0.56)	0.12	0.47	0.09	0.47
Less Distributions to Shareholders:
From net investment income	(0.14)		(0.30)	(0.31)	(0.31)	(0.30)	(0.31)
From net realized gains	(0.09)		(0.08)	(0.02)	(0.07)	(0.02)	(0.04)
Total distributions to shareholders	(0.23)		(0.38)	(0.33)	(0.38)	(0.32)	(0.35)
Net Asset Value, End of Period	$6.86		$6.55	$7.49	$7.70	$7.61	$7.84
Total return (b)(c)	8.55	%(d)	(7.86)%	1.59%	6.31%	1.19%	6.26%
Ratios to Average Net Assets/ Supplemental Data:
Net expenses (e)	0.84	%(f)	0.84%	0.84%	0.84%	0.84%	0.83%
Waiver/Reimbursement	0.25	%(f)	0.24%	0.21%	0.21%	0.14%	0.13%
Net investment income (e)	4.53	%(f)	4.29%	4.15%	4.16%	4.00%	4.04%
Portfolio turnover rate	16	%(d)	17%	15%	9%	7%	8%
Net assets, end of period (000's)	$48,752		$42,819	$49,751	$56,050	$58,004	$65,280

(a)  Per share data was calculated using the average shares outstanding during the period.

(b)  Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.

(c)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(d)  Not annualized.

(e)  The benefits derived from expense reductions had an impact of less than 0.01%.

(f)  Annualized.

See Accompanying Notes to Financial Statements.

14

Financial Highlights – Columbia New York Tax-Exempt Fund

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended April 30,		Year Ended October 31,
Class B Shares	2009		2008	2007	2006	2005	2004
Net Asset Value, Beginning of Period	$6.55		$7.49	$7.70	$7.61	$7.84	$7.72
Income from Investment Operations:
Net investment income (a)	0.12		0.26	0.26	0.26	0.25	0.25
Net realized and unrealized gain (loss) on investments and futures contracts	0.40		(0.88)	(0.20)	0.15	(0.21)	0.16
Total from investment operations	0.52		(0.62)	0.06	0.41	0.04	0.41
Less Distributions to Shareholders:
From net investment income	(0.12)		(0.24)	(0.25)	(0.25)	(0.25)	(0.25)
From net realized gains	(0.09)		(0.08)	(0.02)	(0.07)	(0.02)	(0.04)
Total distributions to shareholders	(0.21)		(0.32)	(0.27)	(0.32)	(0.27)	(0.29)
Net Asset Value, End of Period	$6.86		$6.55	$7.49	$7.70	$7.61	$7.84
Total return (b)(c)	8.15	%(d)	(8.54)%	0.83%	5.52%	0.44%	5.47%
Ratios to Average Net Assets/ Supplemental Data:
Net expenses (e)	1.59	%(f)	1.59%	1.59%	1.59%	1.59%	1.58%
Waiver/Reimbursement	0.25	%(f)	0.24%	0.21%	0.21%	0.14%	0.13%
Net investment income (e)	3.79	%(f)	3.54%	3.40%	3.41%	3.25%	3.29%
Portfolio turnover rate	16	%(d)	17%	15%	9%	7%	8%
Net assets, end of period (000's)	$9,280		$10,084	$16,192	$22,782	$28,278	$34,877

(a)  Per share data was calculated using the average shares outstanding during the period.

(b)  Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.

(c)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(d)  Not annualized.

(e)  The benefits derived from expense reductions had an impact of less than 0.01%.

(f)  Annualized.

See Accompanying Notes to Financial Statements.

15

Financial Highlights – Columbia New York Tax-Exempt Fund

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended April 30,		Year Ended October 31,
Class C Shares	2009		2008	2007	2006	2005	2004
Net Asset Value, Beginning of Period	$6.55		$7.49	$7.70	$7.61	$7.84	$7.72
Income from Investment Operations:
Net investment income (a)	0.13		0.28	0.28	0.28	0.28	0.28
Net realized and unrealized gain (loss) on investments and futures contracts	0.40		(0.87)	(0.19)	0.15	(0.22)	0.16
Total from investment operations	0.53		(0.59)	0.09	0.43	0.06	0.44
Less Distributions to Shareholders:
From net investment income	(0.13)		(0.27)	(0.28)	(0.27)	(0.27)	(0.28)
From net realized gains	(0.09)		(0.08)	(0.02)	(0.07)	(0.02)	(0.04)
Total distributions to shareholders	(0.22)		(0.35)	(0.30)	(0.34)	(0.29)	(0.32)
Net Asset Value, End of Period	$6.86		$6.55	$7.49	$7.70	$7.61	$7.84
Total return (b)(c)	8.31	%(d)	(8.27)%	1.14%	5.84%	0.74%	5.78%
Ratios to Average Net Assets/ Supplemental Data:
Net expenses (e)	1.29	%(f)	1.29%	1.29%	1.29%	1.29%	1.28%
Waiver/Reimbursement	0.55	%(f)	0.54%	0.51%	0.51%	0.44%	0.43%
Net investment income (e)	4.09	%(f)	3.84%	3.69%	3.71%	3.55%	3.59%
Portfolio turnover rate	16	%(d)	17%	15%	9%	7%	8%
Net assets, end of period (000's)	$8,131		$8,319	$9,729	$9,461	$9,974	$9,774

(a)  Per share data was calculated using the average shares outstanding during the period.

(b)  Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.

(c)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(d)  Not annualized.

(e)  The benefits derived from expense reductions had an impact of less than 0.01%.

(f)  Annualized.

See Accompanying Notes to Financial Statements.

16

Notes to Financial Statements – Columbia New York Tax-Exempt Fund
April 30, 2009 (Unaudited)

Note 1. Organization

Columbia New York Tax-Exempt Fund (the "Fund"), a series of Columbia Funds Series Trust I (the "Trust"), is a non-diversified portfolio. The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company.

Investment Objective

The Fund seeks total return, consisting of current income exempt from federal income tax and New York individual income tax and of capital appreciation, consistent with moderate fluctuation of principal.

Fund Shares

The Trust may issue an unlimited number of shares, and the Fund offers three classes of shares: Class A, Class B and Class C. Each share class has its own expense structure and sales charges, as applicable.

Class A shares are subject to a maximum front-end sales charge of 4.75% based on the amount of initial investment. Class A shares purchased without an initial sales charge in accounts aggregating $1 million to $50 million at the time of purchase are subject to a 1.00% contingent deferred sales charge ("CDSC") if the shares are sold within one year after purchase. Class B shares are subject to a maximum CDSC of 5.00% based upon the holding period after purchase. Class B shares will convert to Class A shares eight years after purchase. Class C shares are subject to a 1.00% CDSC on shares sold within one year after purchase. Beginning on or about June 22, 2009, the Fund will no longer accept investment in Class B shares from new or existing investors in the Fund's Class B shares, except in connection with the reinvestment of any dividend and/or capital gain distributions in Class B shares of the Fund and exchanges by existing Class B shareholders of the other Columbia Funds.

Note 2. Significant Accounting Policies

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America ("GAAP") requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

Security Valuation

Debt securities generally are valued by pricing services approved by the Trust's Board of Trustees, based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. Debt securities for which quotations are readily available are valued at an over-the-counter or exchange bid quotation.

Certain debt securities, which tend to be more thinly traded and of lesser quality, are priced based on fundamental analysis of the financial condition of the issuer and the estimated value of any collateral. Valuations developed through pricing techniques may vary from the actual amounts realized upon sale of the securities, and the potential variation may be greater for those securities valued using fundamental analysis.

Short-term investments maturing in 60 days or less are valued at amortized cost, which approximates market value.

Investments in other open-end investment companies are valued at net asset value.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at fair value, such value is likely to be different from the last quoted market price for the security. The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine value.

17

Columbia New York Tax-Exempt Fund, April 30, 2009 (Unaudited)

On November 1, 2008, the Fund adopted Financial Accounting Standards Board ("FASB") Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("SFAS 157"). SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value giving the highest priority to unadjusted quoted prices in active markets for identical securities (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the fair value hierarchy under SFAS 157 are described below:

•  Level 1 – quoted prices in active markets for identical securities

•  Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, and others)

•  Level 3 – prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or less reliable, unobservable inputs may be used. Unobservable inputs may include management's own assumptions about the factors market participants would use in pricing an investment.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

In April 2009, FASB issued new FASB Staff Position 157-4, Determining Fair Value When the Value and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly ("FSP FAS 157-4"), which amends SFAS 157 and is effective for interim and annual periods ending after June 15, 2009. FSP FAS 157-4 provides additional guidance when the volume and level of activity for the asset or liability measured at fair value has significantly decreased. Additionally, FSP FAS 157-4 expands disclosure requirements for reporting entities with respect to categories of assets and liabilities carried at fair value. Management is evaluating the impact that the application of FSP FAS 157-4 will have on the Fund's financial statement disclosures.

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

In March 2008, Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities—an amendment of FASB Statement No. 133 ("SFAS 161"), was issued. SFAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. SFAS 161 requires additional discussion about the reporting entity's derivative instruments and hedging activities, by providing for qualitative disclosures about the objectives and strategies for using derivatives, quantitative data about the fair value of and gains and losses on derivative contracts, and details of credit-risk-related contingent features in their derivative contracts. Management is evaluating the impact the application of SFAS 161 will have on the Fund's financial statement disclosures.

Futures Contracts

The Fund may invest in futures contracts for both hedging and non-hedging purposes, including, for example, to seek to enhance returns or as a substitute for a position in an underlying asset.

The use of futures contracts involves certain risks, which include: (1) imperfect correlation between the price movement of the instruments and the underlying securities, (2) inability to close out positions due to differing trading hours, or the temporary absence of a liquid market, for either the instruments or the underlying securities, or (3) an inaccurate prediction of the future direction of interest rates by Columbia Management Advisors, LLC ("Columbia"), the Fund's investment advisor. Any of these risks may involve amounts exceeding the variation margin recorded in the Fund's Statement of Assets and Liabilities at any given time.

Upon entering into a futures contract, the Fund pledges cash or securities with the broker in an amount sufficient to meet the initial margin requirement. Subsequent payments are made or received by the Fund equal to the daily change in the contract value and are recorded as variation margin receivable or payable and offset in unrealized gains or losses. The Fund recognizes a realized gain or loss when the contract is closed or expires.

Income Recognition

Interest income is recorded on the accrual basis. Premium and discount are amortized and accreted, respectively, on all debt securities, unless otherwise noted.

18

Columbia New York Tax-Exempt Fund, April 30, 2009 (Unaudited)

Original issue discount is accreted to interest income over the life of the security with a corresponding increase in the cost basis.

Dividend income is recorded on the ex-date.

Expenses

General expenses of the Trust are allocated to the Fund and other series of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund.

Determination of Class Net Asset Value

All income, expenses (other than class-specific expenses, as shown on the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis for purposes of determining the net asset value of each class. Income and expenses are allocated to each class based on the settled shares method, while realized and unrealized gains (losses) are allocated based on the relative net assets of each class.

Federal Income Tax Status

The Fund intends to qualify each year as a "regulated investment company" under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its tax exempt or taxable income, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.

Distributions to Shareholders

Distributions from net investment income are declared daily and paid monthly. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations which may differ from GAAP.

Indemnification

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The Fund's maximum exposure under these arrangements is unknown because this would involve future claims against the Fund. Also, under the Trust's organizational documents and by contract, the Trustees and officers of the Trust are indemnified against certain liabilities that may arise out of actions relating to their duties to the Trust. However, based on experience, the Fund expects the risk of loss due to these representations, warranties and indemnities to be minimal.

Note 3. Federal Tax Information

The tax character of distributions paid during the year ended October 31, 2008 was as follows:

Distributions paid from:

Tax-Exempt Income	$2,840,490
Long-Term Capital Gains	757,301

Unrealized appreciation and depreciation at April 30, 2009, based on cost of investments for federal income tax purposes were:

Unrealized appreciation	$3,532,125
Unrealized depreciation	(4,303,720)
Net unrealized depreciation	$(771,595)

Under Financial Accounting Standards Board ("FASB") Interpretation No. 48, Accounting for Uncertainty in Income Taxes—an Interpretation of FASB Statement No. 109 ("FIN 48"), management determines whether a tax position of the Fund is more likely than not to be sustained upon examination by the applicable taxing authority, including resolution of any related appeals or litigation processes, based on the technical merits of the position. The tax benefit to be recognized is measured as the largest amount of benefit that is greater than fifty percent likely of being realized upon ultimate settlement. Management has evaluated the known implications of FIN 48 on the computation of net assets for the Fund. As a result of this evaluation, management has concluded that FIN 48 did not have any effect on the Fund's financial statements. However, management's conclusions regarding FIN 48 may be subject to review and adjustment at a later date based on factors including, but not limited to, further implementation guidance

19

Columbia New York Tax-Exempt Fund, April 30, 2009 (Unaudited)

from the FASB, new tax laws, regulations, and administrative interpretations (including relevant court decisions). The Fund's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Note 4. Fees and Compensation Paid to Affiliates

Investment Advisory Fee

Columbia, an indirect, wholly owned subsidiary of Bank of America Corporation ("BOA"), provides investment advisory, administrative and other services to the Fund. Columbia receives a monthly investment advisory fee based on the Fund's pro-rata portion of the combined average daily net assets of the Fund, Columbia California Tax-Exempt Fund, Columbia Connecticut Tax-Exempt Fund, and Columbia Massachusetts Tax-Exempt Fund as follows:

Combined Average Daily Net Assets	Annual Fee Rate
First $1 billion	0.50%
$1 billion to $3 billion	0.45%
Over $3 billion	0.40%

For the six month period ended April 30, 2009, the Fund's annualized effective investment advisory fee rate was 0.50% of the Fund's average daily net assets.

Pricing and Bookkeeping Fees

The Fund has entered into a Financial Reporting Services Agreement (the "Financial Reporting Services Agreement") with State Street Bank & Trust Company ("State Street") and Columbia pursuant to which State Street provides financial reporting services to the Fund. The Fund has also entered into an Accounting Services Agreement (collectively with the Financial Reporting Services Agreement, the "State Street Agreements") with State Street and Columbia pursuant to which State Street provides accounting services to the Fund. Under the State Street Agreements, the Fund pays State Street an annual fee of $38,000 paid monthly plus an additional monthly fee based on an annualized percentage rate of average daily net assets of the Fund for the month. The aggregate fee will not exceed $140,000 per year (exclusive of out-of-pocket expenses and charges). The Fund also reimburses State Street for certain out-of-pocket expenses and charges.

The Fund has entered into a Pricing and Bookkeeping Oversight and Services Agreement (the "Services Agreement") with Columbia. Under the Services Agreement, Columbia provides services related to Fund expenses and the requirements of the Sarbanes-Oxley Act of 2002, and provides oversight of the accounting and financial reporting services provided by State Street. Under the Services Agreement, the Fund reimburses Columbia for out-of-pocket expenses.

Transfer Agent Fee

Columbia Management Services, Inc. (the "Transfer Agent"), an affiliate of Columbia and an indirect, wholly owned subsidiary of BOA, provides shareholder services to the Fund and has contracted with Boston Financial Data Services ("BFDS") to serve as sub-transfer agent. The Transfer Agent is entitled to receive a fee for its services, paid monthly, at the annual rate of $17.34 per open account plus reimbursement of certain sub-transfer agent fees paid by the Transfer Agent (exclusive of BFDS fees), calculated based on assets held in omnibus accounts and intended to recover the cost of payments to other parties (including affiliates of BOA) for services to those accounts. The Transfer Agent pays the fees of BFDS for services as sub-transfer agent and is not entitled to reimbursement for such fees from the Fund.

The Transfer Agent may also retain, as additional compensation for its services, fees for wire, telephone and redemption orders, Individual Retirement Account ("IRA") trustee agent fees and account transcript fees due to the Transfer Agent from shareholders of the Fund and credits (net of bank charges) earned with respect to balances in accounts the Transfer Agent maintains in connection with its services to the Fund. The Transfer Agent also receives reimbursement for certain out-of-pocket expenses.

An annual minimum account balance fee of $20 may apply to certain accounts with a value below the Fund's initial minimum investment requirements to reduce the impact of small accounts on transfer agent fees. These minimum account balance fees are recorded as part of expense reductions on the Statement of Operations. For the six month period ended April 30, 2009, no minimum account balance fees were charged by the Fund.

20

Columbia New York Tax-Exempt Fund, April 30, 2009 (Unaudited)

Underwriting Discounts, Service and Distribution Fees

Columbia Management Distributors, Inc. (the "Distributor"), an affiliate of Columbia and an indirect, wholly owned subsidiary of BOA, is the principal underwriter of the Fund's shares. For the six month period ended April 30, 2009, the Distributor has retained net underwriting discounts of $3,544 on sales of the Fund's Class A shares and received net CDSC fees of $1,565 and $453 on Class B and Class C share redemptions, respectively.

The Fund has adopted distribution and shareholder servicing plans (the "Plans") pursuant to Rule 12b-1 under the 1940 Act, which require the payment of distribution and service fees. The fees are intended to compensate the Distributor and/or eligible selling and/or servicing agents for selling shares of the Fund and providing services to investors. The service fee is equal to 0.10% annually of the net assets attributable to shares of the Fund issued prior to December 1, 1994 and 0.25% annually of the net assets attributable to shares issued thereafter. This arrangement results in an annual rate of service fee for all shares that is a blend between the 0.10% and 0.25% rates. For the six month period ended April 30, 2009, the Fund's annualized effective service fee rate was 0.24% of the Fund's average daily net assets attributable to Class A, Class B and Class C shares.

The Plans also require the payment of a monthly distribution fee to the Distributor equal to 0.75% annually of the average daily net assets attributable to Class B and Class C shares only. The Distributor has voluntarily agreed to waive a portion of the distribution fee for Class C shares so that it does not exceed 0.45% annually of the average daily net assets attributable to Class C shares. This arrangement may be modified or terminated by the Distributor at any time.

Fee Waivers and Expense Reimbursements

Columbia has voluntarily agreed to reimburse a portion of the Fund's expenses so that the Fund's ordinary operating expenses (excluding any distribution and service fees, brokerage commissions, interest, taxes and extraordinary expenses, but including custodial charges relating to overdrafts, if any), after giving effect to any balance credits from the Fund's custodian, do not exceed 0.60% of the Fund's average daily net assets on an annualized basis. Columbia, in its discretion, may revise or discontinue this arrangement any time.

Fees Paid to Officers and Trustees

All officers of the Fund are employees of Columbia or its affiliates and, with the exception of the Fund's Chief Compliance Officer, receive no compensation from the Fund. The Board of Trustees has appointed a Chief Compliance Officer to the Fund in accordance with federal securities regulations. The Fund, along with other affiliated funds, pays its pro-rata share of the expenses associated with the Chief Compliance Officer. The Fund's expenses for the Chief Compliance Officer will not exceed $15,000 per year.

The Trust's eligible Trustees may participate in a deferred compensation plan which may be terminated at any time. Obligations of the plan will be paid solely out of the Fund's assets.

Other

The Fund may make daily investments of cash balances in Columbia New York Tax-Exempt Reserves, an affiliated open-ended investment company, pursuant to an exemptive order received from the Securities and Exchange Commission. As an investing Fund, the Fund indirectly bears its proportionate share of the expenses of Columbia New York Tax-Exempt Reserves.

Note 5. Custody Credits

The Fund has an agreement with its custodian bank under which custody fees may be reduced by balance credits. These credits are recorded as part of expense reductions on the Statement of Operations. The Fund could have invested a portion of the assets utilized in connection with the expense offset arrangement in an income-producing asset if it had not entered into such an agreement.

For the six month period ended April 30, 2009, these custody credits reduced total expenses by $606 for the Fund.

Note 6. Portfolio Information

For the six month period ended April 30, 2009, the cost of purchases and proceeds from sales of securities, excluding

21

Columbia New York Tax-Exempt Fund, April 30, 2009 (Unaudited)

short-term obligations, for the Fund were $11,020,521 and $9,510,900, respectively.

Note 7. Line of Credit

The Fund and other affiliated funds participate in a $280,000,000 committed, unsecured revolving line of credit provided by State Street. The maximum amount that may be borrowed by any fund is limited to the lesser of $200,000,000 and the Fund's borrowing limit set forth in the Fund's registration statement. Borrowings are available for short-term liquidity or temporary or emergency purposes.

Interest is charged to each participating fund based on the fund's borrowings at a rate per annum equal to the greater of the Federal Funds Rate plus 0.50% or the overnight LIBOR Rate plus 0.50%. In addition, an annual operations agency fee of $20,000, an amendment fee of 0.02% and a commitment fee of 0.12% per annum are accrued and apportioned among the participating funds pro rata based on their relative net assets.

For the six month period ended April 30, 2009, the Fund did not borrow under these arrangements.

Note 8. Shares of Beneficial Interest

As of April 30, 2009, 19.8% of the Fund's shares outstanding were beneficially owned by two participant accounts over which BOA and/or any of its affiliates had either sole or joint investment discretion.

As of April 30, 2009, the Fund had one shareholder that held 11.2% of the shares outstanding, over which BOA and/or any of its affiliates did not have investment discretion.

Subscription and redemption activity of these accounts may have a significant effect on the operations of the Fund.

Note 9. Significant Risks and Contingencies

Sector Focus Risk

The Fund may focus its investments in certain sectors, subjecting it to greater risk than a fund that is less focused.

Non-Diversified Risk

The Fund is a non-diversified fund, which generally means that it may invest a greater percentage of its total assets in the securities of fewer issuers than a "diversified" fund. This increases the risk that a change in the value of any one investment held by the Fund could affect the overall value of the Fund more than it would affect that of a diversified fund holding a greater number of investments. Accordingly, the Fund's value will likely be more volatile than the value of more diversified funds. The Fund may not operate as a non-diversified fund at all times.

Geographic Concentration Risk

The Fund had greater than 5% of its total net assets at April 30, 2009 invested in debt obligations issued by the state of New York and its political subdivisions, agencies and public authorities. The Fund is more susceptible to economic and political factors adversely affecting issuers of this state's municipal securities than are municipal bond funds that are not concentrated to the same extent in these issuers.

Concentration of Credit Risk

The Fund holds investments that are insured by private insurers who guarantee the payment of principal and interest in the event of default or that are supported by a letter of credit. At April 30, 2009, private insurers who insured greater than 5% of the total investments of the Fund were as follows:

% of Total
Insurer	Net Assets
National Public Finance Guarantee Corp.	11.1
Ambac Assurance Corp.	5.5

At May 21, 2009, National Public Finance Guarantee Corp. and Ambac Assurance Corp. were rated by Standard & Poor's AA- and A, respectively.

Tax Development Risk

The Fund purchases municipal securities whose interest, in the opinion of bond counsel, is free from federal income tax. There is no assurance that the Internal Revenue Service (IRS) will agree with this opinion. In the event the IRS determines that an issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued. As a shareholder of the Fund, you may be required to file an amended tax return as a result.

22

Columbia New York Tax-Exempt Fund, April 30, 2009 (Unaudited)

Legal Proceedings

Columbia Management Advisors, LLC and Columbia Management Distributors, Inc. (collectively, the "Columbia Group") are subject to a settlement agreement with the New York Attorney General ("NYAG") (the "NYAG Settlement") and a settlement order with the SEC (the "SEC Order") on matters relating to mutual fund trading, each dated February 9, 2005. Under the terms of the SEC Order, the Columbia Group (or predecessor entities) agreed, among other things, to: pay disgorgement and civil money penalties collectively totaling $140 million; cease and desist from violations of the antifraud provisions and certain other provisions of the federal securities laws; maintain certain compliance and ethics oversight structures; and retain an independent consultant to review the Columbia Group's applicable supervisory, compliance, control and other policies and procedures. The NYAG Settlement, among other things, requires Columbia Management Advisors, LLC and its affiliates to reduce management fees for certain funds in the Columbia family of mutual funds in a projected total of $160 million over five years through November 30, 2009 and to make certain disclosures to investors relating to expenses. In connection with the Columbia Group providing services to the Columbia Funds, the Columbia Funds have voluntarily undertaken to implement certain governance measures designed to maintain the independence of their boards of trustees and certain special consulting and compliance measures.

Pursuant to the SEC Order and related procedures, the $140 million in settlement amounts described above has been substantially distributed in accordance with a distribution plan that was developed by an independent distribution consultant and approved by the SEC on April 6, 2007.

In connection with the events described above, various parties have filed suit against certain funds, the Trustees of the Columbia Funds, FleetBoston Financial Corporation and its affiliated entities and/or Bank of America and its affiliated entities.

On February 20, 2004, the Judicial Panel on Multidistrict Litigation transferred these cases and cases against other mutual fund companies based on similar allegations to the United States District Court in Maryland for consolidated or coordinated pretrial proceedings (the "MDL"). Subsequently, additional related cases were transferred to the MDL. On September 29, 2004, the plaintiffs in the MDL filed amended and consolidated complaints. One of these amended complaints is a putative class action that includes claims under the federal securities laws and state common law, and that names Columbia Management Advisors, Inc. (which has since merged into Banc of America Capital Management, LLC (now named Columbia Management Advisors, LLC)) ("Columbia"), Columbia Funds Distributor, Inc. (now named Columbia Management Distributors, Inc.) (the "Distributor"), the Trustees of the Columbia Funds, Bank of America Corporation and others as defendants. Another of the amended complaints is a derivative action purportedly on behalf of the Columbia Funds that asserts claims under federal securities laws and state common law.

On February 25, 2005, Columbia and other defendants filed motions to dismiss the claims in the pending cases. On March 1, 2006, for reasons stated in the court's memoranda dated November 3, 2005, the United States District Court for the District of Maryland granted in part and denied in part the defendants' motions to dismiss. The court dismissed all of the class action claims pending against the Columbia Funds Trusts. As to Columbia and the Distributor, the claims under the Securities Act of 1933, the claims under Sections 34(b) and 36(a) of the Investment Company Act of 1940 ("ICA") and the state law claims were dismissed. The claims under Sections 10(b) and 20(a) of the Securities Exchange Act of 1934 and claims under Section 36(b) of the ICA were not dismissed.

On March 21, 2005, a purported class action was filed in Massachusetts state court alleging that certain conduct, including market timing, entitled Class B shareholders in certain Columbia Funds to an exemption from contingent deferred sales charges upon early redemption (the "CDSC Lawsuit"). The CDSC Lawsuit was removed to federal court in Massachusetts and transferred to the MDL.

On September 14, 2007, the plaintiffs and the Columbia defendants named in the MDL, including the Columbia Funds, entered into a stipulation of settlement with respect to all Columbia-related claims in the MDL described above, including the CDSC Lawsuit. The settlement is subject to court approval.

23

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Important Information About This Report

The fund mails one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 1-800-345-6611 and additional reports will be sent to you. This report has been prepared for shareholders of Columbia New York Tax-Exempt Fund.

A description of the policies and procedures that the fund uses to determine how to vote proxies and a copy of the fund's voting records are available (i) at www.columbiamanagement.com; (ii) on the Securities and Exchange Commission's website at www.sec.gov, and (iii) without charge, upon request, by calling 1-800-368-0346. Information regarding how the fund voted proxies relating to portfolio securities during the 12-month period ended June 30 is available from the SEC's website. Information regarding how the fund voted proxies relating to portfolio securities is also available from the fund's website, www.columbiamanagement.com.

The fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q is available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus which contains this and other important information about the fund, contact your Columbia Management representative or financial advisor or go to www.columbiamanagement.com.

Columbia Management Group, LLC ("Columbia Management") is the investment management division of Bank of America Corporation. Columbia Management entities furnish investment management services and products for institutional and individual investors. Columbia Funds are distributed by Columbia Management Distributors, Inc., member of FINRA, SIPC, part of Columbia Management and an affiliate of Bank of America Corporation.

Transfer Agent

Columbia Management Services, Inc.
P.O. Box 8081
Boston, MA 02266-8081
1-800-345-6611

Distributor

Columbia Management
Distributors, Inc.
One Financial Center
Boston, MA 02111

Investment Advisor

Columbia Management Advisors, LLC
100 Federal Street
Boston, MA 02110

25

Columbia Management®

One Financial Center
Boston, MA 02111-2621

PRSRT STD
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Columbia Management®

Columbia New York Tax-Exempt Fund

Semiannual Report, April 30, 2009

©2009 Columbia Management Distributors, Inc.

One Financial Center, Boston, MA 02111-2621

800-345-6611 www.columbiafunds.com

SHC-44/12036-0409 (06/09) 09/80908

Columbia Management®

Semiannual Report

April 30, 2009

Columbia Tax-Exempt Bond Funds

■  Columbia Connecticut Intermediate
Municipal Bond Fund

■  Columbia Intermediate Municipal
Bond Fund

■  Columbia Massachusetts Intermediate
Municipal Bond Fund

■  Columbia New Jersey Intermediate
Municipal Bond Fund

■  Columbia New York Intermediate
Municipal Bond Fund

■  Columbia Rhode Island Intermediate
Municipal Bond Fund

NOT FDIC INSURED	May Lose Value

NOT BANK ISSUED	No Bank Guarantee

Columbia Connecticut Intermediate Municipal Bond Fund	1

Columbia Intermediate Municipal Bond Fund	5

Columbia Massachusetts Intermediate Municipal Bond Fund	9

Columbia New Jersey Intermediate Municipal Bond Fund	13

Columbia New York Intermediate Municipal Bond Fund	17

Columbia Rhode Island Intermediate Municipal Bond Fund	21

Investment Portfolios	25

Statements of Assets and Liabilities	84

Statements of Operations	88

Statements of Changes in Net Assets	90

Financial Highlights	96

Notes to Financial Statements	126

Important Information About This Report	137

The views expressed in this report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict, so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia Fund. References to specific securities should not be construed as a recommendation or investment advice.

President's Message

Dear Shareholder:

Recent events have shown great volatility in the markets and uncertainty in the economy. During these challenging times, it becomes even more important to focus on long-term horizons and key investment tools that can help manage volatility. This may be the time to reflect on your investment goals and evaluate your portfolio to ensure you are positioned for any potential market rebound.

A long-term financial plan can serve as a road map and guide you through the necessary steps designed to meet your financial goals. Your financial plan should take into account your investment goals, time horizon, overall financial situation, risk tolerance and willingness to ride out market volatility. Your investment professional can be a key resource as you work through this process. The knowledge and experience of an investment professional can help as you create or reevaluate your investment strategy.

The importance of diversification

Although diversification does not ensure a profit or guarantee against loss, a diversified portfolio can be a strategy for successful long-term investing. Diversification refers to the mix of investments within a portfolio. A mutual fund can contribute to portfolio diversification given that a mutual fund's portfolio represents several investments. Additionally, the way you allocate your money among stocks, bonds and cash, and geographically between foreign and domestic investments, can help to reduce risks. Diversification can result in multiple investments where the positive performance of certain holdings can offset any negative performance from other holdings. Having a diversified portfolio doesn't mean that the value of the portfolio will never go down, but rather helps strike a balance between risk and reward.

Reevaluate your strategy

An annual review of your investments is a key opportunity to determine if your investment needs have changed or if you need minor adjustments to rebalance your portfolio. Life events like a birth, marriage, home improvement, or change in employment can have a major affect on your spending and goals. Ask yourself how your spending or goals have changed and factor this into your financial plan. Are you using automated investments or payroll deductions to help keep your savings on track? Are you able to set aside additional savings or increase your 401(k) plan contributions? If during your review you find that your investments in any one category (e.g., stocks, bonds or cash) have grown too large based on your diversification plan, you may want to consider redirecting future investments to get back on track.

History has shown that the U.S. stock market has been remarkably resilient1. Volatility can lead to opportunity. Patience and a commitment to your long-term financial plan may position you to potentially benefit over your investment horizon. We appreciate your business and continued support of Columbia Funds.

Sincerely,

J. Kevin Connaughton
President, Columbia Funds

The board of trustees elected J. Kevin Connaughton president of Columbia Funds on January 16, 2009.

1The Dow Jones Industrial Average is the most widely used indicator of the overall condition of the stock market. The Dow Jones Industrial Average Index is a price-weighted average of 30 actively traded blue-chip stocks as selected by the editors of the Wall Street Journal. Indices are not available for investment, and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing.

Fund Profile – Columbia Connecticut Intermediate Municipal Bond Fund

Summary

■  For the six-month period that ended April 30, 2009, the fund's Class A shares returned 7.10% without sales charge. Class Z shares returned 7.24%. The fund lagged its benchmark, the Barclays Capital 3-15 Year Blend Municipal Bond Index1 which returned 8.01%. The fund's return was higher than the 6.70% average return of the Lipper Other States Intermediate Municipal Debt Funds Classification.2 Shorter-maturity issues, an above-index stake in Puerto Rico bonds and cash contributed to underperformance versus the Barclays index, while positive sector and interest-rate positioning helped the fund outperform the Lipper peer group average.

■  Connecticut's economy contracted, as a financial crisis and defense spending cuts took their toll on local industries and tax revenues. Despite this weak backdrop, municipal bonds rallied, driven by falling interest rates and strong inflows from retail investors. Leading the market's gains were bonds with maturities of 12 to 17 years, as well as higher quality issues, particularly in the housing, essential service and general obligation (GO) sectors. The fund benefited from overweights in housing and local GO bonds. Investments in the electric utility sector, which included longer-maturity issues, also did well, driven by strong demand from investors.

■  A roughly 13% stake in Puerto Rico bonds, which is a heavier weight than in the index, proved costly, as they underperformed state GOs by a wide margin amid growing concerns related to the territory's credit outlook. Cash holdings, which we raised late in 2008 to meet possible year-end redemptions, further hampered returns as bonds rallied. Pre-refunded bonds with short (two- to four-year) maturities were added detractors. Pre-refundings occur when an issuer decides to take advantage of lower interest rates by issuing new bonds and investing the proceeds in an escrow account until it can call or redeem the original bonds.

■  While Connecticut's economy will face continued challenges, we expect legislators to make every effort to balance the state's budget and maintain its high AA credit rating. We recently began adding yield to the portfolio, buying some BBB-rated issues with 8% yields as well as adding to some 20-year bonds issued by Yale to double that position to approximately 2% of net assets. We also added to local GO bonds with maturities in the seven- to 10-year range, and cut our stake in Puerto Rico bonds to about 7.2% of assets. Looking ahead, we expect to reduce very short-maturity, mostly pre-refunded bonds in favor of bonds with slightly more interest-rate sensitivity.

1The Barclays Capital 3-15 Year Blend Municipal Bond Index (formerly the Lehman Brothers 3-15 Year Blend Municipal Bond Index) tracks the performance of municipal bonds issued after December 31, 1990 with remaining maturities between 2 and 17 years and at least $7 million in principal amount outstanding. Indices are not available for investment and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the fund may not match those in an index.

2Lipper Inc., a widely respected data provider in the industry, calculates an average total return (assuming reinvestment of distributions) for mutual funds with investment objectives similar to those of the fund. Lipper makes no adjustment for the effect of sales loads.

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. Please visit www.columbiafunds.com for daily and most recent month-end performance updates.

Summary

6-month (cumulative) return as of 04/30/09

+7.10%

Class A shares (without sales charge)

+8.01%

Barclays Capital 3-15 Year Blend Municipal Bond Index

Morningstar Style BoxTM

The Morningstar Style BoxTM reveals a fund's investment strategy. For fixed-income funds, the vertical axis shows the average credit quality of the bonds owned, and the horizontal axis shows interest rate sensitivity as measured by a bond's duration (short, intermediate or long). Information shown is based on the most recent data provided by Morningstar.

Fund Profile (continued) – Columbia Connecticut Intermediate Municipal Bond Fund

Portfolio Management

Brian M. McGreevy has managed the fund since September 2002 and has been associated with the advisor or its predecessors or affiliate organizations since 1994.

Portfolio holdings and characteristics are subject to change periodically and may not be representative of current holdings and characteristics. The outlook for the fund may differ from that presented for other Columbia Funds.

Tax-exempt investing offers current tax-exempt income, but it also involves special risks. The value of the fund will be affected by interest rate changes and the creditworthiness of issues held in the fund. When interest rates go up, bond prices generally drop and vice versa.

Interest income from certain tax-exempt bonds may be subject to certain state and local taxes and, if applicable, the alternative minimum tax. Capital gains are not exempt from income taxes.

The fund is non-diversified, which generally means that it may invest a greater percentage of its total assets in the securities of fewer issuers than a "diversified" fund. This increases the risk that a change in the value of any one investment held by the fund could affect the overall value of the fund more than it would affect that of a diversified fund holding a greater number of investments. Accordingly, the fund's value will likely be more volatile than the value of more diversified funds.

Single-state municipal bond funds pose additional risks due to limited geographical diversification.

Performance Information – Columbia Connecticut Intermediate Municipal Bond Fund

Performance of a $10,000 investment 05/01/99 – 04/30/09 ($)

Sales charge	without	with
Class A	14,161	13,487
Class B	13,332	13,332
Class C	13,638	13,638
Class T	14,261	13,583
Class Z	14,478	n/a

The table above shows the change in value of a hypothetical $10,000 investment in each share class of Columbia Connecticut Intermediate Municipal Bond Fund during the stated time period, and does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemption of fund shares. The performance of a $10,000 investment with sales charge for Class A shares is calculated with an initial sales charge of 4.75%, which was the effective sales charge prior to August 22, 2005.

Average annual total return as of 04/30/09 (%)

Share class	A		B		C		T		Z
Inception	11/18/02		11/18/02		11/18/02		06/26/00		08/01/94
Sales charge	without	with	without	with	without	with	without	with	without
6-month (cumulative)	7.10	3.60	6.71	3.71	6.89	5.89	7.16	2.08	7.24
1-year	3.60	0.20	2.83	–0.17	3.19	2.19	3.71	–1.23	3.86
5-year	3.04	2.04	2.28	2.28	2.63	2.63	3.15	2.15	3.30
10-year	3.54	3.04	2.92	2.92	3.15	3.15	3.61	3.11	3.77

Average annual total return as of 03/31/09 (%)

Share class	A		B		C		T		Z
Sales charge	without	with	without	with	without	with	without	with	without
6-month (cumulative)	4.78	1.39	4.40	1.40	4.58	3.58	4.84	–0.17	4.91
1-year	2.63	–0.66	1.88	–1.09	2.23	1.24	2.75	–2.16	2.90
5-year	2.21	1.22	1.45	1.45	1.80	1.80	2.31	1.33	2.47
10-year	3.41	2.91	2.80	2.80	3.03	3.03	3.48	2.98	3.64

The "with sales charge" returns include the maximum initial sales charge of 3.25% for Class A shares (for the 6-month and 1-year periods), 4.75% for Class A shares (for the 5-year and 10-year periods) and 4.75% for Class T shares, respectively, the applicable contingent deferred sales charge of 3.00% in the first year, declining to 1.00% in the fourth year and eliminated thereafter for Class B shares and 1.00% for Class C shares for the first year only. The "without sales charge" returns do not include the effect of sales charges. If they had, returns would be lower.

Prior to August 22, 2005, new purchases of Class A shares had a maximum initial sales charge of 4.75%.

Performance results reflect any fee waivers or reimbursements of fund expenses by the investment advisor and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

All results shown assume reinvestment of distributions. Class Z shares are sold at net asset value with no distribution and service (Rule 12b-1) fees. Class Z shares have limited eligibility and the investment minimum requirements may vary. Please see the fund's prospectus for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each class.

The tables do not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemption of fund shares.

Class A, Class B, Class C, Class T and Class Z share performance information includes returns of Retail A shares (for Class A and Class T shares), Retail B shares (for Class B and Class C shares) and Trust shares (for Class Z shares) of Galaxy Connecticut Intermediate Municipal Bond Fund, the predecessor to the Fund and a series of The Galaxy Fund (the "Galaxy Connecticut Fund"), for periods prior to November 18, 2002, the date on which Class A, Class B, Class C, Class T and Class Z shares were initially offered by the Fund. The returns shown for Class B and Class C shares also include the returns for Retail A shares for periods prior to March 1, 2001, the date on which Retail B shares were initially offered by the Galaxy Connecticut Fund. Retail A share returns include returns of the BKB shares of the Galaxy Connecticut Fund for periods prior to June 26, 2001, the date on which BKB shares were converted to Retail A shares, and Retail A and Class Z share returns include returns of shares of the Boston 1784 Connecticut Tax-Exempt Income Fund for periods prior to June 26, 2000. The returns shown for all share classes reflect any differences in sales charges, but no returns have been restated to reflect any differences in expenses such as distribution and service (Rule 12b-1) fees between any predecessor share class and the corresponding newer share class. If differences in expenses had been reflected, the returns shown for periods prior to November 18, 2002 would be lower for Class A, Class B, Class C and Class T shares.

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. Please visit www.columbiafunds.com for daily and most recent month-end performance updates.

Annual operating expense ratio (%)*

Class A	0.97
Class B	1.72
Class C	1.72
Class T	0.87
Class Z	0.72

*The annual operating expense ratio is as stated in the fund's prospectus that is current as of the date of this report and includes the expenses incurred by the investment companies in which the fund invests. Differences in expense ratios disclosed elsewhere in this report may result from including expenses incurred by the investment companies, fee waivers and expense reimbursements as well as different time periods used in calculating the ratios.

Net asset value per share

as of 04/30/09 ($)

Class A	10.59
Class B	10.59
Class C	10.59
Class T	10.59
Class Z	10.59

Distributions declared per share

11/01/08 – 04/30/09 ($)

Class A	0.18
Class B	0.14
Class C	0.16
Class T	0.19
Class Z	0.19

A portion of the fund's income may be subject to the alternative minimum tax. The fund may at times purchase tax-exempt securities at a discount. Some, or all, of this discount may be included in the fund's ordinary income, and is taxable when distributed.

Understanding Your Expenses – Columbia Connecticut Intermediate Municipal Bond Fund

Estimating your actual expenses

To estimate the expenses that you paid over the period, first you will need your account balance at the end of the period:

■   For shareholders who receive their account statements from Columbia Management Services, Inc., your account balance is available online at www.columbiafunds.com or by calling Shareholder Services at 800.345.6611.

■   For shareholders who receive their account statements from their financial intermediary, contact your financial intermediary to obtain your account balance.

1.  Divide your ending account balance by $1,000. For example, if an account balance was $8,600 at the end of the period, the result would be 8.6.

2.  In the section of the table below titled "Expenses paid during the period," locate the amount for your share class. You will find this number in the column labeled "Actual." Multiply this number by the result from step 1. Your answer is an estimate of the expenses you paid on your account during the period.

If the value of your account falls below the minimum initial investment requirement applicable to you, your account generally will be subject to a $20 annual fee. This fee is not included in the accompanying table. If you are subject to the fee, keep it in mind when you are estimating the ongoing expenses of investing in the fund and when comparing the expenses of this fund with other funds.

As a fund shareholder, you incur two types of costs. There are transaction costs, which generally include sales charges on purchases and may include redemption fees or exchange fees. There are also ongoing costs, which generally include investment advisory fees, distribution and service (Rule 12b-1) fees and other fund expenses. The information on this page is intended to help you understand the ongoing costs of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing your fund's expenses by share class

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in each share class during the period. The information in the following table is based on an initial investment of $1,000, which is invested at the beginning of the period and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "Actual" column is calculated using the fund's actual operating expenses and total return for the period. The amount listed in the "Hypothetical" column for each share class assumes that the return each year is 5% before expenses and is calculated based on the fund's actual operating expenses. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during this period.

Compare with other funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing costs of investing in the fund with other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund and do not reflect any transaction costs, such as sales charges, redemption fees or exchange fees.

11/01/08 – 04/30/09

	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund's annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	1,071.01	1,020.98	3.95	3.86	0.77
Class B	1,000.00	1,000.00	1,067.09	1,017.26	7.79	7.60	1.52
Class C	1,000.00	1,000.00	1,068.88	1,018.99	6.00	5.86	1.17
Class T	1,000.00	1,000.00	1,071.61	1,021.47	3.44	3.36	0.67
Class Z	1,000.00	1,000.00	1,072.40	1,022.22	2.67	2.61	0.52

Expenses paid during the period are equal to the annualized expense ratio for the share class, multiplied by the average account value over the period, then multiplied by the number of days in the fund's most recent fiscal half-year and divided by 365.

Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, account value at the end of the period would have been reduced.

It is important to note that the expense amounts shown in the table are meant to highlight only ongoing costs of investing in the fund and do not reflect any transaction costs, such as sales charges, redemption fees or exchange fees. Therefore, the hypothetical examples provided may not help you determine the relative total costs of owning shares of different funds. If these transaction costs were included, your costs would have been higher.

Fund Profile – Columbia Intermediate Municipal Bond Fund

Summary

■  For the six-month period that ended April 30, 2009, the fund's Class A shares returned 5.82% without sales charge. Class Z shares returned 5.92%. By comparison, the fund's benchmark, the Barclays Capital 3-15 Year Blend Municipal Bond Index1 returned 8.01%, and the average return of the funds in the Lipper Intermediate Municipal Debt Funds Classification2 peer group was 6.25%. Sector weights, security selection and a sizeable cash position near year-end detracted from the fund's performance relative to both the index and its peer group average.

  On February 20, 2009, Brian M. McGreevy took over as manager of the fund.

■  Municipal bonds were strong performers in a period that was marked by a sharp decline in equity prices. In this environment, investors looking for a refuge from volatility favored high quality state and local general obligation (GO) bonds as well as essential service revenue bonds, including water and sewer issues. While the fund had ample exposure to these sectors, it had more exposure than the index to lower quality and non-rated issues. In particular, the fund was hurt by having an above-average stake in the hospital sector, which underperformed the index. CCC-rated bonds issued by TXU (0.5% of net assets), an electric utility in Texas, disappointed as the company reported weak operating performance in 2008 and the environment, in general, worked against lower quality bonds. A sizable cash position, which we maintained to cover possible year-end redemptions, further undermined relative returns.

■  The fund benefited from its emphasis on intermediate bonds, which outperformed shorter-maturity issues by a wide margin. Bonds with 12- to 17-year maturities logged the largest gains, while those with maturities between two and four years were among the weaker performers.

■  During the period, we decreased the total number of issues in the portfolio by selling smaller positions and building larger positions that we believe can have a more significant impact on performance going forward. We also decreased exposure to bonds subject to the alternative minimum tax (AMT), a federal tax that affects more high income tax payers each year, and Puerto Rico bonds, which face a negative credit outlook. Additions over the period included some high-grade GO bonds, as well as some bonds in the seven- to 15-year range with attractive yields. Going forward, we plan to emphasize high quality intermediate-term bonds. We may add to A-rated essential service bonds, which offer value, and reduce exposure to some hospital names where we see continued credit weakness.

1The Barclays Capital 3-15 Year Blend Municipal Bond Index (formerly the Lehman Brothers 3-15 Year Blend Municipal Bond Index) tracks the performance of municipal bonds issued after December 31, 1990 with remaining maturities between 2 and 17 years and at least $7 million in principal amount outstanding. Indices are not available for investment and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the fund may not match those in an index.

2Lipper Inc., a widely respected data provider in the industry, calculates an average total return (assuming reinvestment of distributions) for mutual funds with investment objectives similar to those of the fund. Lipper makes no adjustment for the effect of sales loads.

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. Please visit www.columbiafunds.com for daily and most recent month-end performance updates.

Summary

6-month (cumulative) return as of 04/30/09

+5.82%

Class A shares (without sales charge)

+8.01%

Barclays Capital 3-15 Year Blend Municipal Bond Index

Morningstar Style BoxTM

The Morningstar Style BoxTM reveals a fund's investment strategy. For fixed-income funds, the vertical axis shows the average credit quality of the bonds owned, and the horizontal axis shows interest rate sensitivity as measured by a bond's duration (short, intermediate or long). Information shown is based on the most recent data provided by Morningstar.

Fund Profile (continued) – Columbia Intermediate Municipal Bond Fund

Portfolio Management

Brian M. McGreevy has managed the fund since February 2009 and has been associated with the advisor or its predecessors or affiliate organizations since 1994.

Portfolio holdings and characteristics are subject to change periodically and may not be representative of current holdings and characteristics. The outlook for the fund may differ from that presented for other Columbia Funds.

Tax-exempt investing offers current tax-exempt income, but it also involves special risks. The value of the fund will be affected by interest rate changes and the creditworthiness of issues held in the fund. When interest rates go up, bond prices generally drop and vice versa.

Interest income from certain tax-exempt bonds may be subject to certain state and local taxes and, if applicable, the alternative minimum tax. Capital gains are not exempt from income taxes.

Performance Information – Columbia Intermediate Municipal Bond Fund

Performance of a $10,000 investment 05/01/99 – 04/30/09 ($)

Sales charge	without	with
Class A	14,217	13,544
Class B	13,495	13,495
Class C	13,887	13,887
Class T	14,264	13,588
Class Z	14,486	n/a

The table above shows the change in value of a hypothetical $10,000 investment in each share class of Columbia Intermediate Municipal Bond Fund during the stated time period, and does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemption of fund shares. The performance of a $10,000 investment with sales charge for Class A shares is calculated with an initial sales charge of 4.75%, which was the effective sales charge prior to August 22, 2005.

Average annual total return as of 04/30/09 (%)

Share class	A		B		C		T		Z
Inception	11/25/02		11/25/02		11/25/02		06/26/00		06/14/93
Sales charge	without	with	without	with	without	with	without	with	without
6-month (cumulative)	5.82	2.42	5.48	2.48	5.71	4.71	5.85	0.82	5.92
1-year	1.82	–1.47	1.16	–1.78	1.61	0.63	1.87	–2.99	2.02
5-year	3.01	2.01	2.34	2.34	2.80	2.80	3.06	2.06	3.21
10-year	3.58	3.08	3.04	3.04	3.34	3.34	3.62	3.11	3.78

Average annual total return as of 03/31/09 (%)

Share class	A		B		C		T		Z
Sales charge	without	with	without	with	without	with	without	with	without
6-month (cumulative)	3.18	–0.19	2.84	–0.16	3.07	2.07	3.20	–1.73	3.28
1-year	0.90	–2.36	0.25	–2.67	0.70	–0.28	0.95	–3.87	1.10
5-year	2.16	1.17	1.50	1.50	1.96	1.96	2.21	1.22	2.36
10-year	3.46	2.96	2.93	2.93	3.22	3.22	3.49	2.99	3.65

The "with sales charge" returns include the maximum initial sales charge of 3.25% for Class A shares (for the 6-month and 1-year periods), 4.75% for Class A shares (for the 5-year and 10-year periods) and 4.75% for Class T shares, respectively, the applicable contingent deferred sales charge of 3.00% in the first year, declining to 1.00% in the fourth year and eliminated thereafter for Class B shares and 1.00% for Class C shares for the first year only. The "without sales charge" returns do not include the effect of sales charges. If they had, returns would be lower.

Prior to August 22, 2005, new purchases of Class A shares had a maximum initial sales charge of 4.75%.

Performance results reflect any fee waivers or reimbursements of fund expenses by the investment advisor and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

All results shown assume reinvestment of distributions. Class Z shares are sold at net asset value with no distribution and service (Rule 12b-1) fees. Class Z shares have limited eligibility and the investment minimum requirements may vary. Please see the fund's prospectus for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each class.

The tables do not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemption of fund shares.

Class A, Class B, Class C, Class T and Class Z share performance information includes returns of Retail A shares (for Class A and Class T shares), Retail B shares (for Class B and Class C shares) and Trust shares (for Class Z shares) of Galaxy Intermediate Tax-Exempt Bond Fund, the predecessor to the Fund and a series of The Galaxy Fund (the "Galaxy Intermediate Fund"), for periods prior to November 25, 2002, the date on which Class A, Class B, Class C, Class T and Class Z shares were initially offered by the Fund. The returns shown for Class B and Class C shares also include the returns for Retail A shares for periods prior to March 1, 2001, the date on which Retail B shares were initially offered by the Galaxy Intermediate Fund. Retail A share returns include returns of the BKB shares of the Galaxy Intermediate Fund for periods prior to June 26, 2001, the date on which BKB shares were converted to Retail A shares, and Retail A and Class Z share returns include returns of shares of the Boston 1784 Tax-Exempt Medium-Term Income Fund for periods prior to June 26, 2000. The returns shown for all share classes reflect any differences in sales charges, but no returns have been restated to reflect any differences in expenses such as distribution and service (Rule 12b-1) fees between any predecessor share class and the corresponding newer share class. If differences in expenses had been reflected, the returns shown for periods prior to November 25, 2002 would be lower for Class A, Class B, Class C and Class T shares.

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. Please visit www.columbiafunds.com for daily and most recent month-end performance updates.

Annual operating expense ratio (%)*

Class A	0.75
Class B	1.40
Class C	1.40
Class T	0.70
Class Z	0.55

*The annual operating expense ratio is as stated in the fund's prospectus that is current as of the date of this report and includes the expenses incurred by the investment companies in which the fund invests. Differences in expense ratios disclosed elsewhere in this report may result from including expenses incurred by the investment companies, fee waivers and expense reimbursements as well as different time periods used in calculating the ratios.

Net asset value per share

as of 04/30/09 ($)

Class A	9.99
Class B	9.99
Class C	9.99
Class T	9.99
Class Z	9.99

Distributions declared per share

11/01/08 – 04/30/09 ($)

Class A	0.19
Class B	0.15
Class C	0.18
Class T	0.19
Class Z	0.20

A portion of the fund's income may be subject to the alternative minimum tax. The fund may at times purchase tax-exempt securities at a discount. Some, or all, of this discount may be included in the fund's ordinary income, and is taxable when distributed.

Understanding Your Expenses – Columbia Intermediate Municipal Bond Fund

Estimating your actual expenses

To estimate the expenses that you paid over the period, first you will need your account balance at the end of the period:

■   For shareholders who receive their account statements from Columbia Management Services, Inc., your account balance is available online at www.columbiafunds.com or by calling Shareholder Services at 800.345.6611.

■   For shareholders who receive their account statements from their financial intermediary, contact your financial intermediary to obtain your account balance.

1.  Divide your ending account balance by $1,000. For example, if an account balance was $8,600 at the end of the period, the result would be 8.6.

2.  In the section of the table below titled "Expenses paid during the period," locate the amount for your share class. You will find this number in the column labeled "Actual." Multiply this number by the result from step 1. Your answer is an estimate of the expenses you paid on your account during the period.

If the value of your account falls below the minimum initial investment requirement applicable to you, your account generally will be subject to a $20 annual fee. This fee is not included in the accompanying table. If you are subject to the fee, keep it in mind when you are estimating the ongoing expenses of investing in the fund and when comparing the expenses of this fund with other funds.

As a fund shareholder, you incur two types of costs. There are transaction costs, which generally include sales charges on purchases and may include redemption fees or exchange fees. There are also ongoing costs, which generally include investment advisory fees, distribution and service (Rule 12b-1) fees and other fund expenses. The information on this page is intended to help you understand the ongoing costs of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing your fund's expenses by share class

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in each share class during the period. The information in the following table is based on an initial investment of $1,000, which is invested at the beginning of the period and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "Actual" column is calculated using the fund's actual operating expenses and total return for the period. The amount listed in the "Hypothetical" column for each share class assumes that the return each year is 5% before expenses and is calculated based on the fund's actual operating expenses. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during this period.

Compare with other funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing costs of investing in the fund with other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund and do not reflect any transaction costs, such as sales charges, redemption fees or exchange fees.

11/01/08 – 04/30/09

	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund's annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	1,058.22	1,021.27	3.62	3.56	0.71
Class B	1,000.00	1,000.00	1,054.80	1,018.05	6.93	6.80	1.36
Class C	1,000.00	1,000.00	1,057.08	1,020.28	4.64	4.56	0.91
Class T	1,000.00	1,000.00	1,058.52	1,021.52	3.37	3.31	0.66
Class Z	1,000.00	1,000.00	1,059.21	1,022.27	2.60	2.56	0.51

Expenses paid during the period are equal to the annualized expense ratio for the share class, multiplied by the average account value over the period, then multiplied by the number of days in the fund's most recent fiscal half-year and divided by 365.

Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, account value at the end of the period would have been reduced.

It is important to note that the expense amounts shown in the table are meant to highlight only ongoing costs of investing in the fund and do not reflect any transaction costs, such as sales charges, redemption fees or exchange fees. Therefore, the hypothetical examples provided may not help you determine the relative total costs of owning shares of different funds. If these transaction costs were included, your costs would have been higher.

Fund Profile – Columbia Massachusetts Intermediate Municipal Bond Fund

Summary

■  For the six-month period that ended April 30, 2009, the fund's Class A shares returned 7.98% without sales charge. Class Z shares returned 8.11%. These returns were in line with the return of the fund's benchmark, the Barclays Capital 3-15 Year Blend Municipal Bond Index1 which gained 8.01%. The average return of funds in its peer group, the Lipper Massachusetts Intermediate Municipal Debt Funds Classification,2 was 6.68%. We believe that the fund was positioned to be more sensitive to interest rate changes than its peer group or the index, which aided performance. Positive sector allocations also helped results.

  On February 20, 2009, Brian M. McGreevy took over as manager of the fund.

■  The Commonwealth of Massachusetts faces a growing budget shortfall, as a declining stock market, mounting job losses and weak economic conditions sharply reduced revenues from capital gains and personal and corporate taxes. However, the Commonwealth's municipal bonds rallied nicely, fueled by inflows from individual investors looking for both relative stability and attractive yields in an environment of falling stock prices. Higher quality issues and bonds with 12- to 17-year maturities performed well and offered a yield advantage over shorter-maturity issues.

■  The fund's general obligation (GO) bonds were more sensitive to interest-rate changes than the state GOs in the index, which helped them outperform the index by a sizable margin. An underweight in pre-refunded bonds, whose shorter maturities hampered returns, also helped the fund's relative performance. Pre-refunding occurs when issuers take advantage of lower interest rates by issuing new bonds and investing the proceeds in short-term government bonds until the older bonds are either called or paid off. A large stake in high quality, longer-duration education bonds also aided returns. Duration is a measure of interest rate sensitivity, similar to maturity. We lengthen duration when we expect interest rates to decline. If we are right in our call, as we were during this period, it enhances performance. Gains from recession-resistant water and sewer bonds further aided returns, as did an overweight in AA-rated bonds.

■  Local GOs with short maturities, Puerto Rico bonds (4.5% of net assets) pressured by credit concerns, and lower quality bonds issued by continuing care retirement communities detracted from the fund's results. Cash, which we raised near year-end to cover possible redemptions, also undermined relative performance.

1The Barclays Capital 3-15 Year Blend Municipal Bond Index (formerly the Lehman Brothers 3-15 Year Blend Municipal Bond Index) tracks the performance of municipal bonds issued after December 31, 1990 with remaining maturities between 2 and 17 years and at least $7 million in principal amount outstanding. Indices are not available for investment and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the fund may not match those in an index.

2Lipper Inc., a widely respected data provider in the industry, calculates an average total return (assuming reinvestment of distributions) for mutual funds with investment objectives similar to those of the fund. Lipper makes no adjustment for the effect of sales loads.

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. Please visit www.columbiafunds.com for daily and most recent month-end performance updates.

Summary

6-month (cumulative) return as of 04/30/09

+7.98%

Class A shares (without sales charge)

+8.01%

Barclays Capital 3-15 Year Blend Municipal Bond Index

Morningstar Style BoxTM

The Morningstar Style BoxTM reveals a fund's investment strategy. For fixed-income funds, the vertical axis shows the average credit quality of the bonds owned, and the horizontal axis shows interest rate sensitivity as measured by a bond's duration (short, intermediate or long). Information shown is based on the most recent data provided by Morningstar.

Fund Profile (continued) – Columbia Massachusetts Intermediate Municipal Bond Fund

■  The Commonwealth faces an estimated $3 billion deficit for the fiscal year ending June 30, 2009. While legislators have used reserve funds, federal stimulus money and budget cuts to meet financial commitments, they are already discussing alternatives, including a sales tax hike. In this environment, we believe that the fund is well positioned with a large stake in higher-quality bonds, and a reduced stake in weaker credit ratings, including Puerto Rico bonds, and short-maturity issues. Recent purchases include five- to seven-year bonds and some higher-yielding issues. Going forward, we may add to bonds with A/BBB ratings as attractive buying opportunities appear.

Portfolio Management

Brian M. McGreevy has managed the fund since February 2009 and has been associated with the advisor or its predecessors or affiliate organizations since 1994.

Portfolio holdings and characteristics are subject to change periodically and may not be representative of current holdings and characteristics. The outlook for the fund may differ from that presented for other Columbia Funds.

Tax-exempt investing offers current tax-exempt income, but it also involves special risks. The value of the fund will be affected by interest rate changes and the creditworthiness of issues held in the fund. When interest rates go up, bond prices generally drop and vice versa.

Interest income from certain tax-exempt bonds may be subject to certain state and local taxes and, if applicable, the alternative minimum tax. Capital gains are not exempt from income taxes.

The fund is non-diversified, which generally means that it may invest a greater percentage of its total assets in the securities of fewer issuers than a "diversified" fund. This increases the risk that a change in the value of any one investment held by the fund could affect the overall value of the fund more than it would affect that of a diversified fund holding a greater number of investments. Accordingly, the fund's value will likely be more volatile than the value of more diversified funds.

Single-state municipal bond funds pose additional risks due to limited geographical diversification.

Performance Information – Columbia Massachusetts Intermediate Municipal Bond Fund

Performance of a $10,000 investment 05/01/99 – 04/30/09 ($)

Sales charge	without	with
Class A	14,589	13,900
Class B	13,737	13,737
Class C	14,048	14,048
Class T	14,689	13,996
Class Z	14,887	n/a

The table above shows the change in value of a hypothetical $10,000 investment in each share class of Columbia Massachusetts Intermediate Municipal Bond Fund during the stated time period, and does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemption of fund shares. The performance of a $10,000 investment with sales charge for Class A shares is calculated with an initial sales charge of 4.75%, which was the effective sales charge prior to August 22, 2005.

Average annual total return as of 04/30/09 (%)

Share class	A		B		C		T		Z
Inception	12/09/02		12/09/02		12/09/02		06/26/00		06/14/93
Sales charge	without	with	without	with	without	with	without	with	without
6-month (cumulative)	7.98	4.50	7.58	4.58	7.77	6.77	8.03	2.94	8.11
1-year	4.64	1.23	3.86	0.86	4.22	3.22	4.75	–0.24	4.90
5-year	3.50	2.50	2.73	2.73	3.09	3.09	3.61	2.60	3.76
10-year	3.85	3.35	3.23	3.23	3.46	3.46	3.92	3.42	4.06

Average annual total return as of 03/31/09 (%)

Share class	A		B		C		T		Z
Sales charge	without	with	without	with	without	with	without	with	without
6-month (cumulative)	6.14	2.74	5.75	2.75	5.93	4.93	6.20	1.11	6.27
1-year	3.76	0.37	2.99	–0.01	3.35	2.35	3.87	–1.09	4.03
5-year	2.67	1.69	1.91	1.91	2.26	2.26	2.78	1.79	2.93
10-year	3.72	3.22	3.10	3.10	3.33	3.33	3.79	3.29	3.93

The "with sales charge" returns include the maximum initial sales charge of 3.25% for Class A shares (for the 6-month and 1-year periods), 4.75% for Class A shares (for the 5-year and 10-year periods) and 4.75% for Class T shares, respectively, the applicable contingent deferred sales charge of 3.00% in the first year, declining to 1.00% in the fourth year and eliminated thereafter for Class B shares and 1.00% for Class C shares for the first year only. The "without sales charge" returns do not include the effect of sales charges. If they had, returns would be lower.

Prior to August 22, 2005, new purchases of Class A shares had a maximum initial sales charge of 4.75%.

Performance results reflect any fee waivers or reimbursements of fund expenses by the investment advisor and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

All results shown assume reinvestment of distributions. Class Z shares are sold at net asset value with no distribution and service (Rule 12b-1) fees. Class Z shares have limited eligibility and the investment minimum requirements may vary. Please see the fund's prospectus for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each class.

The tables do not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemption of fund shares.

Class A, Class B, Class C, Class T and Class Z share performance information includes returns of Retail A shares (for Class A and Class T shares), Retail B shares (for Class B and Class C shares) and Trust shares (for Class Z shares) of Galaxy Massachusetts Intermediate Municipal Bond Fund, the predecessor to the Fund and a series of The Galaxy Fund (the "Galaxy Massachusetts Fund"), for periods prior to December 9, 2002, the date on which Class A, Class B, Class C, Class T and Class Z shares were initially offered by the Fund. The returns shown for Class B and Class C shares also include the returns for Retail A shares for periods prior to March 1, 2001, the date on which Retail B shares were initially offered by the Galaxy Massachusetts Fund. Retail A share returns include returns of the BKB shares of the Galaxy Massachusetts Fund for periods prior to June 26, 2001, the date on which BKB shares were converted to Retail A shares, and Retail A and Class Z share returns include returns of shares of the Boston 1784 Massachusetts Tax-Exempt Income Fund for periods prior to June 26, 2000. The returns shown for all share classes reflect any differences in sales charges, but no returns have been restated to reflect any differences in expenses such as distribution and service (Rule 12b-1) fees between any predecessor share class and the corresponding newer share class. If differences in expenses had been reflected, the returns shown for periods prior to December 9, 2002 would be lower for Class A, Class B, Class C and Class T shares.

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. Please visit www.columbiafunds.com for daily and most recent month-end performance updates.

Annual operating expense ratio (%)*

Class A	0.92
Class B	1.67
Class C	1.67
Class T	0.82
Class Z	0.67

*The annual operating expense ratio is as stated in the fund's prospectus that is current as of the date of this report and includes the expenses incurred by the investment companies in which the fund invests. Differences in expense ratios disclosed elsewhere in this report may result from including expenses incurred by the investment companies, fee waivers and expense reimbursements as well as different time periods used in calculating the ratios.

Net asset value per share

as of 04/30/09 ($)

Class A	10.51
Class B	10.51
Class C	10.51
Class T	10.51
Class Z	10.51

Distributions declared per share

11/01/08 – 04/30/09 ($)

Class A	0.18
Class B	0.14
Class C	0.15
Class T	0.18
Class Z	0.19

A portion of the fund's income may be subject to the alternative minimum tax. The fund may at times purchase tax-exempt securities at a discount. Some, or all, of this discount may be included in the fund's ordinary income, and is taxable when distributed.

Understanding Your Expenses – Columbia Massachusetts Intermediate Municipal Bond Fund

Estimating your actual expenses

To estimate the expenses that you paid over the period, first you will need your account balance at the end of the period:

■   For shareholders who receive their account statements from Columbia Management Services, Inc., your account balance is available online at www.columbiafunds.com or by calling Shareholder Services at 800.345.6611.

■   For shareholders who receive their account statements from their financial intermediary, contact your financial intermediary to obtain your account balance.

1.  Divide your ending account balance by $1,000. For example, if an account balance was $8,600 at the end of the period, the result would be 8.6.

2.  In the section of the table below titled "Expenses paid during the period," locate the amount for your share class. You will find this number in the column labeled "Actual." Multiply this number by the result from step 1. Your answer is an estimate of the expenses you paid on your account during the period.

If the value of your account falls below the minimum initial investment requirement applicable to you, your account generally will be subject to a $20 annual fee. This fee is not included in the accompanying table. If you are subject to the fee, keep it in mind when you are estimating the ongoing expenses of investing in the fund and when comparing the expenses of this fund with other funds.

As a fund shareholder, you incur two types of costs. There are transaction costs, which generally include sales charges on purchases and may include redemption fees or exchange fees. There are also ongoing costs, which generally include investment advisory fees, distribution and service (Rule 12b-1) fees and other fund expenses. The information on this page is intended to help you understand the ongoing costs of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing your fund's expenses by share class

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in each share class during the period. The information in the following table is based on an initial investment of $1,000, which is invested at the beginning of the period and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "Actual" column is calculated using the fund's actual operating expenses and total return for the period. The amount listed in the "Hypothetical" column for each share class assumes that the return each year is 5% before expenses and is calculated based on the fund's actual operating expenses. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during this period.

Compare with other funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing costs of investing in the fund with other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund and do not reflect any transaction costs, such as sales charges, redemption fees or exchange fees.

11/01/08 – 04/30/09

	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund's annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	1,079.79	1,020.98	3.97	3.86	0.77
Class B	1,000.00	1,000.00	1,075.82	1,017.26	7.82	7.60	1.52
Class C	1,000.00	1,000.00	1,077.71	1,018.99	6.03	5.86	1.17
Class T	1,000.00	1,000.00	1,080.28	1,021.47	3.46	3.36	0.67
Class Z	1,000.00	1,000.00	1,081.08	1,022.22	2.68	2.61	0.52

Expenses paid during the period are equal to the annualized expense ratio for the share class, multiplied by the average account value over the period, then multiplied by the number of days in the fund's most recent fiscal half-year and divided by 365.

Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, account value at the end of the period would have been reduced.

It is important to note that the expense amounts shown in the table are meant to highlight only ongoing costs of investing in the fund and do not reflect any transaction costs, such as sales charges, redemption fees or exchange fees. Therefore, the hypothetical examples provided may not help you determine the relative total costs of owning shares of different funds. If these transaction costs were included, your costs would have been higher.

Fund Profile – Columbia New Jersey Intermediate Municipal Bond Fund

Summary

■  For the six-month period that ended April 30, 2009, the fund's Class A shares returned 6.51% without sales charge. Class Z shares returned 6.64%. By comparison, the fund's benchmark, the Barclays Capital 3-15 Year Blend Municipal Bond Index1 which is national in scope, returned 8.01%. The fund's peer group, the Lipper Other States Intermediate Municipal Debt Funds Classification,2 had an average total return of 6.70%. Sector weights, security selection and below-average sensitivity to interest rate changes hampered returns versus the index and, to a lesser extent, the peer group.

■  Municipal bonds produced strong gains as a flight to quality fueled strong demand from individual investors. Among the best performers were bonds with 12- to 17-year maturities, high quality issues, and state and local general obligation (GO) bonds. The fund benefited from owning local GOs that had above-average sensitivity to interest-rate changes and rallied nicely as interest rates fell.

■  A 20% stake in pre-refunded bonds, whose maturities were shorter than the index and peer group, hurt performance. Pre-refunding occurs when an issuer takes advantage of lower interest rates by issuing new bonds and investing the proceeds in short-term government securities until it can call or redeem the old (or pre-refunded) bonds. In addition, the fund had limited exposure to state general obligation bonds (GOs) because we believed that the yields they offered were inadequate given growing credit concerns. However, GOs did quite well during the period, as New Jersey managed to retain its high quality (AA-) credit rating. Other detractors included tobacco positions, which are lower-rated bonds issued by the state and backed by payments from tobacco companies; insured bonds issued by Jersey City Municipal Utilities Sewer (1.3% of net assets), which suffered when the insurer's credit rating was downgraded; and a non-rated bond tied to a hotel project, which was hurt by the slowdown in the travel and convention business.

■  At the end of the period, the state of New Jersey faced a huge budget shortfall. We expect the state to use a combination of spending cuts, federal stimulus money and tax increases for wealthy residents to balance the budget as mandated by the state's constitution. In this environment, we plan to focus on higher quality, longer-maturity issues. Recent additions include local GOs and sewer bonds with six- to 10-year maturities, as well as state GOs and Port Authority bonds (1.4% of net assets) with 17-year maturities.

1The Barclays Capital 3-15 Year Blend Municipal Bond Index (formerly the Lehman Brothers 3-15 Year Blend Municipal Bond Index) tracks the performance of municipal bonds issued after December 31, 1990 with remaining maturities between 2 and 17 years and at least $7 million in principal amount outstanding. Indices are not available for investment and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the fund may not match those in an index.

2Lipper Inc., a widely respected data provider in the industry, calculates an average total return (assuming reinvestment of distributions) for mutual funds with investment objectives similar to those of the fund. Lipper makes no adjustment for the effect of sales loads.

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. Please visit www.columbiafunds.com for daily and most recent month-end performance updates.

Summary

6-month (cumulative) return as of 04/30/09

+6.51%

Class A shares (without sales charge)

+8.01%

Barclays Capital 3-15 Year Blend Municipal Bond Index

Morningstar Style BoxTM

The Morningstar Style BoxTM reveals a fund's investment strategy. For fixed-income funds, the vertical axis shows the average credit quality of the bonds owned, and the horizontal axis shows interest rate sensitivity as measured by a bond's duration (short, intermediate or long). Information shown is based on the most recent data provided by Morningstar.

Fund Profile (continued) – Columbia New Jersey Intermediate Municipal Bond Fund

Portfolio Management

Brian M. McGreevy has managed the fund since September 1998 and has been associated with the advisor or its predecessors or affiliate organizations since 1994.

Portfolio holdings and characteristics are subject to change periodically and may not be representative of current holdings and characteristics. The outlook for the fund may differ from that presented for other Columbia Funds.

Tax-exempt investing offers current tax-exempt income, but it also involves special risks. The value of the fund will be affected by interest rate changes and the creditworthiness of issues held in the fund. When interest rates go up, bond prices generally drop and vice versa.

Interest income from certain tax-exempt bonds may be subject to certain state and local taxes and, if applicable, the alternative minimum tax. Capital gains are not exempt from income taxes.

Single-state municipal bond funds pose additional risks due to limited geographical diversification.

Performance Information – Columbia New Jersey Intermediate Municipal Bond Fund

Performance of a $10,000 investment 05/01/99 – 04/30/09 ($)

Sales charge	without	with
Class A	14,426	13,736
Class B	13,562	13,562
Class C	13,873	13,873
Class T	14,519	13,824
Class Z	14,741	n/a

The table above shows the change in value of a hypothetical $10,000 investment in each share class of Columbia New Jersey Intermediate Municipal Bond Fund during the stated time period, and does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemption of fund shares. The performance of a $10,000 investment with sales charge for Class A shares is calculated with an initial sales charge of 4.75%, which was the effective sales charge prior to August 22, 2005.

Average annual total return as of 04/30/09 (%)

Share class	A		B		C		T		Z
Inception	11/18/02		11/18/02		11/18/02		04/03/98		04/03/98
Sales charge	without	with	without	with	without	with	without	with	without
6-month (cumulative)	6.51	3.06	6.11	3.11	6.30	5.30	6.56	1.46	6.64
1-year	3.24	–0.14	2.47	–0.51	2.83	1.83	3.35	–1.56	3.50
5-year	3.07	2.07	2.31	2.31	2.67	2.67	3.18	2.17	3.33
10-year	3.73	3.23	3.09	3.09	3.33	3.33	3.80	3.29	3.96

Average annual total return as of 03/31/09 (%)

Share class	A		B		C		T		Z
Sales charge	without	with	without	with	without	with	without	with	without
6-month (cumulative)	4.28	0.93	3.89	0.89	4.07	3.07	4.33	–0.62	4.41
1-year	2.42	–0.95	1.66	–1.30	2.02	1.03	2.53	–2.35	2.68
5-year	2.25	1.26	1.49	1.49	1.85	1.85	2.36	1.36	2.51
10-year	3.60	3.09	2.97	2.97	3.20	3.20	3.66	3.16	3.82

The "with sales charge" returns include the maximum initial sales charge of 3.25% for Class A shares (for the 6-month and 1-year periods), 4.75% for Class A shares (for the 5-year and 10-year periods) and 4.75% for Class T shares, respectively, the applicable contingent deferred sales charge of 3.00% in the first year, declining to 1.00% in the fourth year, and eliminated thereafter for Class B shares and 1.00% for Class C shares for the first year only. The "without sales charge" returns do not include the effect of sales charges. If they had, returns would be lower.

Prior to August 22, 2005, new purchases of Class A shares had a maximum initial sales charge of 4.75%.

Performance results reflect any fee waivers or reimbursements of fund expenses by the investment advisor and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

All results shown assume reinvestment of distributions. Class Z shares are sold at net asset value with no distribution and service (Rule 12b-1) fees. Class Z shares have limited eligibility and the investment minimum requirements may vary. Please see the fund's prospectus for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each class.

The tables do not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemption of fund shares.

Class A, Class B, Class C, Class T and Class Z share performance information includes returns of Retail A shares (for Class A and Class T shares), Retail B shares (for Class B and Class C shares) and Trust shares (for Class Z shares) of Galaxy New Jersey Municipal Bond Fund, the predecessor to the Fund and a series of The Galaxy Fund (the "Galaxy New Jersey Fund"), for periods prior to November 18, 2002, the date on which Class A, Class B, Class C, Class T and Class Z shares were initially offered by the Fund. The returns shown for Class B and Class C shares also include the returns for Retail A shares for periods prior to March 1, 2001, the date on which Retail B shares were initially offered by the Galaxy New Jersey Fund. The returns shown for all share classes reflect any differences in sales charges, but no returns have been restated to reflect any differences in expenses such as distribution and service (Rule 12b-1) fees between any predecessor share class and the corresponding newer share class. If differences in expenses had been reflected, the returns shown for periods prior to November 18, 2002 would be lower for Class A, Class B, Class C and Class T shares.

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. Please visit www.columbiafunds.com for daily and most recent month-end performance updates.

Annual operating expense ratio (%)*

Class A	1.19
Class B	1.94
Class C	1.94
Class T	1.09
Class Z	0.94

*The annual operating expense ratio is as stated in the fund's prospectus that is current as of the date of this report and includes the expenses incurred by the investment companies in which the fund invests. Differences in expense ratios disclosed elsewhere in this report may result from including expenses incurred by the investment companies, fee waivers and expense reimbursements as well as different time periods used in calculating the ratios.

Net asset value per share

as of 04/30/09 ($)

Class A	9.99
Class B	9.99
Class C	9.99
Class T	9.99
Class Z	9.99

Distributions declared per share

11/01/08 – 04/30/09 ($)

Class A	0.18
Class B	0.14
Class C	0.16
Class T	0.18
Class Z	0.19

A portion of the fund's income may be subject to the alternative minimum tax. The fund may at times purchase tax-exempt securities at a discount. Some, or all, of this discount may be included in the fund's ordinary income, and is taxable when distributed.

Understanding Your Expenses – Columbia New Jersey Intermediate Municipal Bond Fund

Estimating your actual expenses

To estimate the expenses that you paid over the period, first you will need your account balance at the end of the period:

■   For shareholders who receive their account statements from Columbia Management Services, Inc., your account balance is available online at www.columbiafunds.com or by calling Shareholder Services at 800.345.6611.

■   For shareholders who receive their account statements from their financial intermediary, contact your financial intermediary to obtain your account balance.

1.  Divide your ending account balance by $1,000. For example, if an account balance was $8,600 at the end of the period, the result would be 8.6.

2.  In the section of the table below titled "Expenses paid during the period," locate the amount for your share class. You will find this number in the column labeled "Actual." Multiply this number by the result from step 1. Your answer is an estimate of the expenses you paid on your account during the period.

If the value of your account falls below the minimum initial investment requirement applicable to you, your account generally will be subject to a $20 annual fee. This fee is not included in the accompanying table. If you are subject to the fee, keep it in mind when you are estimating the ongoing expenses of investing in the fund and when comparing the expenses of this fund with other funds.

As a fund shareholder, you incur two types of costs. There are transaction costs, which generally include sales charges on purchases and may include redemption fees or exchange fees. There are also ongoing costs, which generally include investment advisory fees, distribution and service (Rule 12b-1) fees and other fund expenses. The information on this page is intended to help you understand the ongoing costs of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing your fund's expenses by share class

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in each share class during the period. The information in the following table is based on an initial investment of $1,000, which is invested at the beginning of the period and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "Actual" column is calculated using the fund's actual operating expenses and total return for the period. The amount listed in the "Hypothetical" column for each share class assumes that the return each year is 5% before expenses and is calculated based on the fund's actual operating expenses. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during this period.

Compare with other funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing costs of investing in the fund with other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund and do not reflect any transaction costs, such as sales charges, redemption fees or exchange fees.

11/01/08 – 04/30/09

	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund's annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	1,065.11	1,020.98	3.94	3.86	0.77
Class B	1,000.00	1,000.00	1,061.09	1,017.26	7.77	7.60	1.52
Class C	1,000.00	1,000.00	1,062.98	1,018.99	5.98	5.86	1.17
Class T	1,000.00	1,000.00	1,065.61	1,021.47	3.43	3.36	0.67
Class Z	1,000.00	1,000.00	1,066.40	1,022.22	2.66	2.61	0.52

Expenses paid during the period are equal to the annualized expense ratio for the share class, multiplied by the average account value over the period, then multiplied by the number of days in the fund's most recent fiscal half-year and divided by 365.

Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, account value at the end of the period would have been reduced.

It is important to note that the expense amounts shown in the table are meant to highlight only ongoing costs of investing in the fund and do not reflect any transaction costs, such as sales charges, redemption fees or exchange fees. Therefore, the hypothetical examples provided may not help you determine the relative total costs of owning shares of different funds. If these transaction costs were included, your costs would have been higher.

Fund Profile – Columbia New York Intermediate Municipal Bond Fund

Summary

■  For the six-month period that ended April 30, 2009, the fund's Class A shares returned 6.56% without sales charge. Class Z shares returned 6.69%. By comparison, the fund's benchmark, the Barclays Capital 3-15 Year Blend Municipal Bond Index1 which is national in scope, returned 8.01%. The average return for the fund's peer group, the Lipper New York Intermediate Municipal Debt Funds Classification2 was 5.56%. A focus on higher quality issues and greater sensitivity to interest rate changes helped the fund outperform its peer group average. An underweight in state general obligation (GOs) bonds, which did well in most higher quality states, and a bias toward shorter-maturity pre-refunded bonds contributed to underperformance versus the index.

■  New York's budget deficit ballooned as declining equity values and rising unemployment in the financial industry took a steep toll on tax revenues. Despite the state's fiscal challenges, New York municipal bonds benefited from strong demand as individual investors sought alternatives to stocks and cash. Higher quality and longer-intermediate municipal bonds led the way. The fund was well positioned with over 90% of its assets rated A or above and a longer duration than both the peer group and index. Duration is a measure of interest rate sensitivity. We tend to lengthen duration when we think that interest rates will fall. Because we were right in our interest rate forecast during this period, the positioning enhanced performance. Strong security selection, particularly among hospital and transportation bonds, also added to performance. Before period end, we began adding yield by buying bonds with 10- to 15-year maturities, including some electric power, college and zero coupon issues.

■  Pre-refunded bonds detracted from returns versus the index because the fund was more heavily weighted in short-maturity issues. Pre-refunding occurs when an issuer takes advantage of lower interest rates by issuing new bonds and investing the proceeds in short-term government securities until it can call or redeem the old bonds. Local general obligation (GO) bonds also hampered relative returns, as negative news from Wall Street caused New York City GOs to lag other high quality local GOs. A small position in lower-quality bonds, including some casino issues, a modest stake in Puerto Rico bonds (5.3% of net assets) and a sizable cash position late in 2008 further hindered returns.

■  We believe that New York will continue to face fiscal challenges, given the extent of recent layoffs in the financial services and manufacturing sectors. The state's recent efforts to resolve its large budget deficit rely heavily on spending cuts and a progressive tax on wealthy residents and raise concerns about their potential success. In this environment, we believe that the fund's positioning, with an emphasis on high credit quality, is appropriate.

1The Barclays Capital 3-15 Year Blend Municipal Bond Index (formerly the Lehman Brothers 3-15 Year Blend Municipal Bond Index) tracks the performance of municipal bonds issued after December 31, 1990 with remaining maturities between 2 and 17 years and at least $7 million in principal amount outstanding. Indices are not available for investment and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the fund may not match those in an index.

2Lipper Inc., a widely respected data provider in the industry, calculates an average total return (assuming reinvestment of distributions) for mutual funds with investment objectives similar to those of the fund. Lipper makes no adjustment for the effect of sales loads.

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. Please visit www.columbiafunds.com for daily and most recent month-end performance updates.

Summary

6-month (cumulative) return as of 04/30/09

+6.56%

Class A shares (without sales charge)

+8.01%

Barclays Capital 3-15 Year Blend Municipal Bond Index

Morningstar Style BoxTM

The Morningstar Style BoxTM reveals a fund's investment strategy. For fixed-income funds, the vertical axis shows the average credit quality of the bonds owned, and the horizontal axis shows interest rate sensitivity as measured by a bond's duration (short, intermediate or long). Information shown is based on the most recent data provided by Morningstar.

Fund Profile (continued) – Columbia New York Intermediate Municipal Bond Fund

Portfolio Management

Brian M. McGreevy has managed the fund since September 1998 and has been associated with the advisor or its predecessors or affiliate organizations since 1994.

Portfolio holdings and characteristics are subject to change periodically and may not be representative of current holdings and characteristics. The outlook for the fund may differ from that presented for other Columbia Funds.

Tax-exempt investing offers current tax-exempt income, but it also involves special risks. The value of the fund will be affected by interest rate changes and the creditworthiness of issues held in the fund. When interest rates go up, bond prices generally drop and vice versa.

Interest income from certain tax-exempt bonds may be subject to certain state and local taxes and, if applicable, the alternative minimum tax. Capital gains are not exempt from income taxes.

The fund is non-diversified, which generally means that it may invest a greater percentage of its total assets in the securities of fewer issuers than a "diversified" fund. This increases the risk that a change in the value of any one investment held by the fund could affect the overall value of the fund more than it would affect that of a diversified fund holding a greater number of investments. Accordingly, the fund's value will likely be more volatile than the value of more diversified funds.

Single-state municipal bond funds pose additional risks due to limited geographical diversification.

Performance Information – Columbia New York Intermediate Municipal Bond Fund

Performance of a $10,000 investment 05/01/99 – 04/30/09 ($)

Sales charge	without	with
Class A	14,676	13,974
Class B	13,819	13,819
Class C	14,137	14,137
Class T	14,770	14,063
Class Z	15,017	n/a

The table above shows the change in value of a hypothetical $10,000 investment in each share class of Columbia New York Intermediate Municipal Bond Fund during the stated time period, and does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemption of fund shares. The performance of a $10,000 investment with sales charge for Class A shares is calculated with an initial sales charge of 4.75%, which was the effective sales charge prior to August 22, 2005.

Average annual total return as of 04/30/09 (%)

Share class	A		B		C		T		Z
Inception	11/25/02		11/25/02		11/25/02		12/31/91		12/31/91
Sales charge	without	with	without	with	without	with	without	with	without
6-month (cumulative)	6.56	3.10	6.17	3.17	6.35	5.35	6.62	1.55	6.69
1-year	3.62	0.23	2.85	–0.15	3.21	2.21	3.73	–1.23	3.88
5-year	3.17	2.18	2.41	2.41	2.76	2.76	3.28	2.29	3.43
10-year	3.91	3.40	3.29	3.29	3.52	3.52	3.98	3.47	4.15

Average annual total return as of 03/31/09 (%)

Share class	A		B		C		T		Z
Sales charge	without	with	without	with	without	with	without	with	without
6-month (cumulative)	5.00	1.61	4.62	1.62	4.80	3.80	5.06	0.09	5.14
1-year	3.00	–0.38	2.24	–0.74	2.60	1.60	3.11	–1.76	3.27
5-year	2.36	1.37	1.61	1.61	1.96	1.96	2.47	1.48	2.62
10-year	3.79	3.28	3.17	3.17	3.41	3.41	3.85	3.35	4.03

The "with sales charge" returns include the maximum initial sales charge of 3.25% for Class A shares (for the 6-month and 1-year periods), 4.75% for Class A shares (for the 5-year and 10-year periods) and 4.75% for Class T shares, respectively, the applicable contingent deferred sales charge of 3.00% in the first year, declining to 1.00% in the fourth year, and eliminated thereafter for Class B shares and 1.00% for Class C shares for the first year only. The "without sales charge" returns do not include the effect of sales charges. If they had, returns would be lower.

Prior to August 22, 2005, new purchases of Class A shares had a maximum initial sales charge of 4.75%.

Performance results reflect any fee waivers or reimbursements of fund expenses by the investment advisor and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

All results shown assume reinvestment of distributions. Class Z shares are sold at net asset value with no distribution and service (Rule 12b-1) fees. Class Z shares have limited eligibility and the investment minimum requirements may vary. Please see the fund's prospectus for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each class.

The tables do not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemption of fund shares.

Class A, Class B, Class C, Class T and Class Z share performance information includes returns of Retail A shares (for Class A and Class T shares), Retail B shares (for Class B and Class C shares) and Trust shares (for Class Z shares) of Galaxy New York Municipal Bond Fund, the predecessor to the Fund and a series of The Galaxy Fund (the "Galaxy New York Fund"), for periods prior to November 25, 2002, the date on which Class A, Class B, Class C, Class T and Class Z shares were initially offered by the Fund. The returns shown for Class B and Class C shares also include the returns for Retail A shares for periods prior to March 1, 2001, the date on which Retail B shares were initially offered by the Galaxy New York Fund. The returns shown for all share classes reflect any differences in sales charges, but no returns have been restated to reflect any differences in expenses such as distribution and service (Rule 12b-1) fees between any predecessor share class and the corresponding newer share class. If differences in expenses had been reflected, the returns shown for periods prior to November 25, 2002 would be lower for Class A, Class B, Class C and Class T shares.

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. Please visit www.columbiafunds.com for daily and most recent month-end performance updates.

Annual operating expense ratio (%)*

Class A	0.94
Class B	1.69
Class C	1.69
Class T	0.84
Class Z	0.69

*The annual operating expense ratio is as stated in the fund's prospectus that is current as of the date of this report and includes the expenses incurred by the investment companies in which the fund invests. Differences in expense ratios disclosed elsewhere in this report may result from including expenses incurred by the investment companies, fee waivers and expense reimbursements as well as different time periods used in calculating the ratios.

Net asset value per share

as of 04/30/09 ($)

Class A	11.55
Class B	11.55
Class C	11.55
Class T	11.55
Class Z	11.55

Distributions declared per share

11/01/08 – 04/30/09 ($)

Class A	0.20
Class B	0.16
Class C	0.18
Class T	0.20
Class Z	0.21

A portion of the fund's income may be subject to the alternative minimum tax. The fund may at times purchase tax-exempt securities at a discount. Some, or all, of this discount may be included in the fund's ordinary income, and is taxable when distributed.

Understanding Your Expenses – Columbia New York Intermediate Municipal Bond Fund

Estimating your actual expenses

To estimate the expenses that you paid over the period, first you will need your account balance at the end of the period:

■  For shareholders who receive their account statements from Columbia Management Services, Inc., your account balance is available online at www.columbiafunds.com or by calling Shareholder Services at 800.345.6611.

■  For shareholders who receive their account statements from their financial intermediary, contact your financial intermediary to obtain your account balance.

1.  Divide your ending account balance by $1,000. For example, if an account balance was $8,600 at the end of the period, the result would be 8.6.

2.  In the section of the table below titled "Expenses paid during the period," locate the amount for your share class. You will find this number in the column labeled "Actual." Multiply this number by the result from step 1. Your answer is an estimate of the expenses you paid on your account during the period.

If the value of your account falls below the minimum initial investment requirement applicable to you, your account generally will be subject to a $20 annual fee. This fee is not included in the accompanying table. If you are subject to the fee, keep it in mind when you are estimating the ongoing expenses of investing in the fund and when comparing the expenses of this fund with other funds.

As a fund shareholder, you incur two types of costs. There are transaction costs, which generally include sales charges on purchases and may include redemption fees or exchange fees. There are also ongoing costs, which generally include investment advisory fees, distribution and service (Rule 12b-1) fees and other fund expenses. The information on this page is intended to help you understand the ongoing costs of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing your fund's expenses by share class

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in each share class during the period. The information in the following table is based on an initial investment of $1,000, which is invested at the beginning of the period and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "Actual" column is calculated using the fund's actual operating expenses and total return for the period. The amount listed in the "Hypothetical" column for each share class assumes that the return each year is 5% before expenses and is calculated based on the fund's actual operating expenses. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during this period.

Compare with other funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing costs of investing in the fund with other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund and do not reflect any transaction costs, such as sales charges, redemption fees or exchange fees.

11/01/08 – 04/30/09

	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund's annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	1,065.61	1,020.98	3.94	3.86	0.77
Class B	1,000.00	1,000.00	1,061.69	1,017.26	7.77	7.60	1.52
Class C	1,000.00	1,000.00	1,063.52	1,018.99	5.99	5.86	1.17
Class T	1,000.00	1,000.00	1,066.20	1,021.47	3.43	3.36	0.67
Class Z	1,000.00	1,000.00	1,066.90	1,022.22	2.66	2.61	0.52

Expenses paid during the period are equal to the annualized expense ratio for the share class, multiplied by the average account value over the period, then multiplied by the number of days in the fund's most recent fiscal half-year and divided by 365.

Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, account value at the end of the period would have been reduced.

It is important to note that the expense amounts shown in the table are meant to highlight only ongoing costs of investing in the fund and do not reflect any transaction costs, such as sales charges, redemption fees or exchange fees. Therefore, the hypothetical examples provided may not help you determine the relative total costs of owning shares of different funds. If these transaction costs were included, your costs would have been higher.

Fund Profile – Columbia Rhode Island Intermediate Municipal Bond Fund

Summary

■  For the six-month period that ended April 30, 2009, the fund's Class A shares returned 6.76% without sales charge. Class Z shares returned 6.89%. By comparison, the fund's benchmark, the Barclays Capital 3-15 Year Blend Municipal Bond Index1 which is national in scope, returned 8.01%. The average return of the fund's peer group, the Lipper Other States Intermediate Municipal Debt Funds Classification,2 was 6.70%. The fund's position in pre-refunded bonds was slightly shorter in duration than those in the index, which detracted somewhat from performance relative to the index. Duration is a measure of interest rate sensitivity. An above-average cash position further hindered returns. Cash in not an index component. We believe that sector and security selection helped keep the fund slightly ahead of its peer group average.

■  Investors flocked to municipal bonds as credit markets remained volatile and overnight interest rates dropped to near zero. These inflows helped municipal bonds generate strong gains for the period, with the best returns coming from bonds with high credit ratings and maturities between 12 and 17 years. In Rhode Island, state general obligation (GO) bonds posted solid returns, benefiting from the state's relatively high-quality credit rating (AA-). Education bonds also did well, despite plunging endowment values at many institutions. Higher-quality bonds issued by Lifespan Hospital (1.3% of net assets) further aided the fund's returns, benefiting from their longer maturities and above-average sensitivity to interest rate changes. We recently added high quality 10-year issues as well as a new position in long-term bonds issued by the University of Rhode Island (4.8% of net assets) in an effort to raise the fund's yield.

■  Investments in tobacco bonds and Puerto Rico bonds (1.2% and 5.7% of net assets, respectively) were the biggest detractors from returns. Tobacco bonds, which are secured by revenues from a financial settlement the state has with tobacco companies, underperformed as investors avoided lower-quality issues. Puerto Rico bonds—some of which were insured—lagged because of the territory's negative credit outlook and credit ratings downgrades among muni bond insurers. We trimmed Puerto Rico bonds to just under 6% of assets. Pre-refunded bonds were also detractors, mainly because of their short maturities. Pre-refunding occurs when an issuer takes advantage of lower interest rates by issuing new bonds and investing the proceeds in short-term government securities until it can call or redeem the old bonds.

■  Rhode Island has been hit particularly hard by the recession, with unemployment topping 10%, the highest in more than 30 years, and housing prices plunging. Declining tax revenues have left the state with a substantial budget shortfall. We remain cautious about the state's finances and will continue to monitor developments around budgets, revenues and unemployment.

1The Barclays Capital 3-15 Year Blend Municipal Bond Index (formerly the Lehman Brothers 3-15 Year Blend Municipal Bond Index) tracks the performance of municipal bonds issued after December 31, 1990 with remaining maturities between 2 and 17 years and at least $7 million in principal amount outstanding. Indices are not available for investment and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the fund may not match those in an index.

2Lipper Inc., a widely respected data provider in the industry, calculates an average total return (assuming reinvestment of distributions) for mutual funds with investment objectives similar to those of the fund. Lipper makes no adjustment for the effect of sales loads.

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. Please visit www.columbiafunds.com for daily and most recent month-end performance updates.

Summary

6-month (cumulative) return as of 04/30/09

+6.76%

Class A shares (without sales charge)

+8.01%

Barclays Capital 3-15 Year Blend Municipal Bond Index

Morningstar Style BoxTM

The Morningstar Style BoxTM reveals a fund's investment strategy. For fixed-income funds, the vertical axis shows the average credit quality of the bonds owned, and the horizontal axis shows interest rate sensitivity as measured by a bond's duration (short, intermediate or long). Information shown is based on the most recent data provided by Morningstar.

Fund Profile (continued) – Columbia Rhode Island Intermediate Municipal Bond Fund

Portfolio Management

Brian M. McGreevy has managed the fund since 1998 and has been associated with the advisor or its predecessors or affiliate organizations since 1994.

Portfolio holdings and characteristics are subject to change periodically and may not be representative of current holdings and characteristics. The outlook for the fund may differ from that presented for other Columbia Funds.

Tax-exempt investing offers current tax-exempt income, but it also involves special risks. The value of the fund will be affected by interest rate changes and the creditworthiness of issues held in the fund. When interest rates go up, bond prices generally drop and vice versa.

Interest income from certain tax-exempt bonds may be subject to certain state and local taxes and, if applicable, the alternative minimum tax. Capital gains are not exempt from income taxes.

The fund is non-diversified, which generally means that it may invest a greater percentage of its total assets in the securities of fewer issuers than a "diversified" fund. This increases the risk that a change in the value of any one investment held by the fund could affect the overall value of the fund more than it would affect that of a diversified fund holding a greater number of investments. Accordingly, the fund's value will likely be more volatile than the value of more diversified funds.

Single-state municipal bond funds pose additional risks due to limited geographical diversification.

Performance Information – Columbia Rhode Island Intermediate Municipal Bond Fund

Performance of a $10,000 investment 05/01/99 – 04/30/09 ($)

Sales charge	without	with
Class A	14,647	13,953
Class B	13,753	13,753
Class C	14,067	14,067
Class T	14,883	14,178
Class Z	14,883	n/a

The table above shows the change in value of a hypothetical $10,000 investment in each share class of Columbia Rhode Island Intermediate Municipal Bond Fund during the stated time period, and does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemption of fund shares. The performance of a $10,000 investment with sales charge for Class A shares is calculated with an initial sales charge of 4.75%, which was the effective sales charge prior to August 22, 2005.

Average annual total return as of 04/30/09 (%)

Share class	A		B		C		T		Z
Inception	11/18/02		11/18/02		11/18/02		12/20/94		06/19/00
Sales charge	without	with	without	with	without	with	without	with	without
6-month (cumulative)	6.76	3.32	6.36	3.36	6.55	5.55	6.89	1.85	6.89
1-year	3.85	0.47	3.08	0.08	3.44	2.44	4.11	–0.84	4.11
5-year	3.19	2.20	2.42	2.42	2.78	2.78	3.45	2.45	3.45
10-year	3.89	3.39	3.24	3.24	3.47	3.47	4.06	3.55	4.06

Average annual total return as of 03/31/09 (%)

Share class	A		B		C		T		Z
Sales charge	without	with	without	with	without	with	without	with	without
6-month (cumulative	4.73	1.28	4.34	1.34	4.52	3.52	4.86	–0.15	4.86
1-year	2.53	–0.81	1.77	–1.19	2.12	1.13	2.79	–2.10	2.79
5-year	2.33	1.33	1.57	1.57	1.92	1.92	2.59	1.59	2.59
10-year	3.72	3.22	3.08	3.08	3.31	3.31	3.89	3.39	3.89

The "with sales charge" returns include the maximum initial sales charge of 3.25% for Class A shares (for the 6-month and 1-year periods), 4.75% for Class A shares (for the 5-year and 10-year periods) and 4.75% for Class T shares, respectively, the applicable contingent deferred sales charge of 3.00% in the first year, declining to 1.00% in the fourth year and eliminated thereafter for Class B shares and 1.00% for Class C shares for the first year only. The "without sales charge" returns do not include the effect of sales charges. If they had, returns would be lower. Prior to August 22, 2005, new purchases of Class A shares had a maximum initial sales charge of 4.75%.

Performance results reflect any fee waivers or reimbursements of fund expenses by the investment advisor and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

All results shown assume reinvestment of distributions. Class Z shares are sold at net asset value with no distribution and service (Rule 12b-1) fees. Class Z shares have limited eligibility and the investment minimum requirements may vary. Please see the fund's prospectus for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each class.

The tables do not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemption of fund shares.

Class A, Class B, Class C, Class T and Class Z share performance information includes returns of Retail A shares (for Class A and Class T shares), Retail B shares (for Class B and Class C shares) and Trust shares (for Class Z shares) of Galaxy Rhode Island Municipal Bond Fund, the predecessor to the Fund and a series of The Galaxy Fund (the "Galaxy Rhode Island Fund"), for periods prior to November 18, 2002, the date on which Class A, Class B, Class C, Class T and Class Z shares were initially offered by the Fund. The returns shown for Class B and Class C shares also include the returns for Retail A shares for periods prior to March 1, 2001, the date on which Retail B shares were initially offered by the Galaxy Rhode Island Fund. The returns for Class Z shares include the returns of Retail A shares of the Galaxy Rhode Island Fund for periods prior to June 19, 2000, the date on which Trust shares were initially offered by the Galaxy Rhode Island Fund. The returns shown for all share classes reflect any differences in sales charges, but no returns have been restated to reflect any differences in expenses such as distribution and service (Rule 12b-1) fees between any predecessor share class and the corresponding newer share class. If differences in expenses had been reflected, the returns shown for periods prior to November 18, 2002 would be lower for Class A, Class B, Class C and Class T shares.

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. Please visit www.columbiafunds.com for daily and most recent month-end performance updates.

Annual operating expense ratio (%)*

Class A	1.02
Class B	1.77
Class C	1.77
Class T	0.77
Class Z	0.77

*The annual operating expense ratio is as stated in the fund's prospectus that is current as of the date of this report and includes the expenses incurred by the investment companies in which the fund invests. Differences in expense ratios disclosed elsewhere in this report may result from including expenses incurred by the investment companies, fee waivers and expense reimbursements as well as different time periods used in calculating the ratios.

Net asset value per share

as of 04/30/09 ($)

Class A	11.02
Class B	11.02
Class C	11.02
Class T	11.02
Class Z	11.02

Distributions declared per share

11/01/08 – 04/30/09 ($)

Class A	0.21
Class B	0.17
Class C	0.18
Class T	0.22
Class Z	0.22

A portion of the fund's income may be subject to the alternative minimum tax. The fund may at times purchase tax-exempt securities at a discount. Some, or all, of this discount may be included in the fund's ordinary income, and is taxable when distributed.

Understanding Your Expenses – Columbia Rhode Island Intermediate Municipal Bond Fund

Estimating your actual expenses

To estimate the expenses that you paid over the period, first you will need your account balance at the end of the period:

■  For shareholders who receive their account statements from Columbia Management Services, Inc., your account balance is available online at www.columbiafunds.com or by calling Shareholder Services at 800.345.6611.

■  For shareholders who receive their account statements from their financial intermediary, contact your financial intermediary to obtain your account balance.

1.  Divide your ending account balance by $1,000. For example, if an account balance was $8,600 at the end of the period, the result would be 8.6.

2.  In the section of the table below titled "Expenses paid during the period," locate the amount for your share class. You will find this number in the column labeled "Actual." Multiply this number by the result from step 1. Your answer is an estimate of the expenses you paid on your account during the period.

If the value of your account falls below the minimum initial investment requirement applicable to you, your account generally will be subject to a $20 annual fee. This fee is not included in the accompanying table. If you are subject to the fee, keep it in mind when you are estimating the ongoing expenses of investing in the fund and when comparing the expenses of this fund with other funds.

As a fund shareholder, you incur two types of costs. There are transaction costs, which generally include sales charges on purchases and may include redemption fees or exchange fees. There are also ongoing costs, which generally include investment advisory fees, distribution and service (Rule 12b-1) fees and other fund expenses. The information on this page is intended to help you understand the ongoing costs of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing your fund's expenses by share class

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in each share class during the period. The information in the following table is based on an initial investment of $1,000, which is invested at the beginning of the period and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "Actual" column is calculated using the fund's actual operating expenses and total return for the period. The amount listed in the "Hypothetical" column for each share class assumes that the return each year is 5% before expenses and is calculated based on the fund's actual operating expenses. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during this period.

Compare with other funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing costs of investing in the fund with other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund and do not reflect any transaction costs, such as sales charges, redemption fees or exchange fees.

11/01/08 – 04/30/09

	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund's annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	1,067.59	1,020.98	3.95	3.86	0.77
Class B	1,000.00	1,000.00	1,063.62	1,017.26	7.78	7.60	1.52
Class C	1,000.00	1,000.00	1,065.51	1,018.99	5.99	5.86	1.17
Class T	1,000.00	1,000.00	1,068.88	1,022.22	2.67	2.61	0.52
Class Z	1,000.00	1,000.00	1,068.88	1,022.22	2.67	2.61	0.52

Expenses paid during the period are equal to the annualized expense ratio for the share class, multiplied by the average account value over the period, then multiplied by the number of days in the fund's most recent fiscal half-year and divided by 365.

Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, account value at the end of the period would have been reduced.

It is important to note that the expense amounts shown in the table are meant to highlight only ongoing costs of investing in the fund and do not reflect any transaction costs, such as sales charges, redemption fees or exchange fees. Therefore, the hypothetical examples provided may not help you determine the relative total costs of owning shares of different funds. If these transaction costs were included, your costs would have been higher.

Investment Portfolio – Columbia Connecticut Intermediate Municipal Bond Fund

April 30, 2009 (Unaudited)

Municipal Bonds – 95.9%
	Par ($)	Value ($)
Education – 12.1%
Education – 10.1%
CT Health & Educational Facilities Authority
Connecticut College: Series 2002 E, Insured: NPFGC: 5.000% 07/01/14	500,000	533,685
5.250% 07/01/22	400,000	404,144
Series 2007 F, Insured: NPFGC 4.125% 07/01/24	1,505,000	1,366,359
Series 2008 N: 5.000% 07/01/18	2,120,000	2,277,071
5.000% 07/01/22	2,500,000	2,580,575
Quinnipiac University: Series 2007 I, Insured: NPFGC: 5.000% 07/01/19	2,000,000	2,129,500
5.000% 07/01/22	2,000,000	2,068,300
Series 2007 K2, Insured: NPFGC 5.000% 07/01/28	2,000,000	2,030,740
Trinity College:
Series 1998 F, Insured: NPFGC 5.500% 07/01/21	500,000	569,605
Series 2004 H, Insured: NPFGC 5.000% 07/01/25	540,000	551,799
Yale University, Series 1997 E, 4.700% 07/01/29	4,800,000	4,934,160
CT University of Connecticut
Student Fee, Series 2002 A, 5.250% 05/15/14	1,185,000	1,295,442
PR Commonwealth of Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities
Universidad Interamericana de Puerto Rico, Inc., Series 1998 A, Insured: NPFGC: 5.250% 10/01/12	725,000	728,407
5.375% 10/01/13	975,000	979,417
5.500% 10/01/14	650,000	651,918
Education Total		23,101,122

	Par ($)	Value ($)
Prep School – 2.0%
CT Health & Educational Facilities Authority
Greenwich Academy, Inc., Series 2007 E, Insured: FSA 5.250% 03/01/26	2,000,000	2,183,040
Loomis Chaffee School, Series 2005 F, Insured: AMBAC 5.250% 07/01/27	1,670,000	1,817,695
Miss Porter's School, Series 2006 B, Insured: AMBAC 4.500% 07/01/29	600,000	565,764
Prep School Total		4,566,499
Education Total		27,667,621
Health Care – 4.7%
Continuing Care Retirement – 0.5%
CT Development Authority
Elim Park Baptist, Inc., Series 2003, 5.750% 12/01/23	1,500,000	1,220,145
Continuing Care Retirement Total		1,220,145
Hospitals – 3.5%
CT Health & Educational Facilities Authority
Ascension Health Credit Group, Series 1999 B, 3.500% 11/15/29 (a)	850,000	853,765
Hospital For Special Care, Series 2007 C, Insured: RAD 5.250% 07/01/27	750,000	590,213
Hospital for St. Raphael, Series 1993 H, Insured: AMBAC 5.300% 07/01/10	2,740,000	2,815,925
Middlesex Hospital: Series 1997 H, Insured: NPFGC 5.000% 07/01/12	1,060,000	1,059,958
Series 2006 M, Insured: FSA 4.875% 07/01/27	500,000	474,030

See Accompanying Notes to Financial Statements.

Columbia Connecticut Intermediate Municipal Bond Fund

April 30, 2009 (Unaudited)

Municipal Bonds (continued)
	Par ($)	Value ($)
William W. Backus Hospital, Series 2005 G, Insured: FSA 5.000% 07/01/24	2,060,000	2,067,457
Hospitals Total		7,861,348
Intermediate Care Facilities – 0.1%
CT Health & Educational Facilities Authority
Village for Families & Children, Inc., Series 2002 A, Insured: AMBAC 5.000% 07/01/23	260,000	227,607
Intermediate Care Facilities Total		227,607
Nursing Homes – 0.6%
CT Development Authority
Alzheimers Resources Center, Inc., Series 2007: 5.200% 08/15/17	1,285,000	1,016,846
5.400% 08/15/21	500,000	360,680
Nursing Homes Total		1,377,526
Health Care Total		10,686,626
Housing – 6.0%
Multi-Family – 0.6%
PR Commonwealth of Puerto Rico Housing Finance Authority
Series 2008, 5.000% 12/01/13	1,300,000	1,422,551
Multi-Family Total		1,422,551
Single-Family – 5.4%
CT Housing Finance Authority
Mortgage Finance Program: Series 1996 C-1, 6.000% 11/15/10	815,000	817,266
Series 2005 D-1, 4.100% 05/15/17	2,200,000	2,244,352
Series 2008 B-1, 4.750% 11/15/23	3,000,000	3,079,410
Housing Mortgage Finance Program, Series 2003 D, 4.400% 11/15/15	2,000,000	2,050,500
Series 2003 C-1, 4.850% 11/15/23	4,000,000	4,032,080
Single-Family Total		12,223,608
Housing Total		13,646,159

	Par ($)	Value ($)
Industrials – 0.7%
Manufacturing – 0.4%
CT Development Authority
Ethan Allen, Inc., Series 1993, 7.500% 06/01/11	905,000	908,720
Manufacturing Total		908,720
Oil & Gas – 0.3%
TN Energy Acquisition Corp.
Series 2006, 5.250% 09/01/22	850,000	723,443
Oil & Gas Total		723,443
Industrials Total		1,632,163
Other – 18.6%
Pool/Bond Bank – 1.5%
CT Revolving Fund
Series 2003 A, 5.000% 10/01/19	1,000,000	1,093,010
Series 2003 B: 5.000% 10/01/12	1,000,000	1,123,350
5.000% 10/01/15	1,000,000	1,168,060
Pool/Bond Bank Total		3,384,420
Refunded/Escrowed (b) – 17.1%
CT Bridgeport
Series 2000 A, Pre-refunded 07/15/10, Insured: FGIC 6.000% 07/15/13	2,000,000	2,139,100
CT Clean Water Fund
Series 1993, Escrowed to Maturity, 6.000% 10/01/12	1,200,000	1,307,148
Series 1999, Pre-refunded 07/15/09, 5.250% 07/15/11	1,500,000	1,530,045
CT Fairfield
Series 2002 A, Pre-refunded 04/01/12, 5.000% 04/01/22	2,200,000	2,433,090
CT Health & Educational Facilities Authority
Connecticut College, Series 2000 D-1, Pre-refunded 07/01/10, Insured: NPFGC 5.750% 07/01/30	1,250,000	1,337,462

See Accompanying Notes to Financial Statements.

Columbia Connecticut Intermediate Municipal Bond Fund

April 30, 2009 (Unaudited)

Municipal Bonds (continued)
	Par ($)	Value ($)
Fairfield University, Series 1999 I, Pre-refunded 07/01/09, Insured: NPFGC 5.250% 07/01/25	2,000,000	2,035,580
Trinity College, Series 2001 G, Pre-refunded 07/01/11, Insured: AMBAC: 5.000% 07/01/31	1,000,000	1,091,090
5.500% 07/01/15	2,825,000	3,112,472
CT New Haven
Series 2002 B, Escrowed to Maturity, Insured: FGIC 5.375% 11/01/12	5,000	5,694
Series 2002 C: Escrowed to Maturity, Insured: NPFGC 5.000% 11/01/18	15,000	16,690
Pre-refunded 11/01/12, Insured: NPFGC 5.000% 11/01/18	1,985,000	2,240,053
Series 2003 A, Pre-refunded 11/01/13, Insured: FGIC 5.250% 11/01/16	170,000	198,186
CT Seymour
Series 2001 B, Pre-refunded 08/01/11, Insured: NPFGC 5.250% 08/01/15	1,100,000	1,201,354
CT Special Assessment Second Injury Fund Revenue
Series 2000 A, Escrowed to Maturity, Insured: FSA 5.250% 01/01/10	2,000,000	2,063,680
CT Stamford
Series 2002, Pre-refunded 08/15/12, 5.000% 08/15/19	1,000,000	1,118,830
CT State
Series 1993 E, Escrowed to Maturity, 6.000% 03/15/12	25,000	28,309
Series 1999 B, Pre-refunded 11/01/09, 5.750% 11/01/11	1,000,000	1,032,320

	Par ($)	Value ($)
Series 2000 A, Pre-refunded 04/15/10, 5.500% 04/15/19	865,000	907,074
Series 2003 F, Pre-refunded 10/15/13, Insured: NPFGC 5.250% 10/15/20	3,670,000	4,247,952
CT Torrington
Series 1999, Pre-refunded 09/15/09, Insured: FGIC 5.125% 09/15/12	1,300,000	1,335,776
CT University of Connecticut
Series 2000 A, Pre-refunded 03/01/10, Insured: FGIC 5.375% 03/01/19	2,000,000	2,100,360
Series 2002 A, Pre-refunded 04/01/12, 5.375% 04/01/13	1,000,000	1,116,360
CT Westport
Series 1999, Pre-refunded 07/15/09, 5.000% 07/15/18	1,890,000	1,926,874
Series 2000, Pre-refunded 08/15/10: 5.375% 08/15/14	550,000	583,412
5.375% 08/15/15	1,550,000	1,644,162
Series 2001, Pre-refunded 12/01/11, 5.000% 12/01/16	1,155,000	1,267,347
PR Commonwealth of Puerto Rico Infrastructure Financing Authority
Series 2000 A, Economically Defeased to Maturity, 5.500% 10/01/40	1,000,000	1,044,330
Refunded/Escrowed Total		39,064,750
Other Total		42,449,170
Other Revenue – 0.7%
Recreation – 0.7%
CT Development Authority
Mystic Marinelife Aquarium, Series 2007 A, LOC: Citibank N.A. 4.625% 05/01/37	2,000,000	1,640,860
Recreation Total		1,640,860
Other Revenue Total		1,640,860

See Accompanying Notes to Financial Statements.

Columbia Connecticut Intermediate Municipal Bond Fund

April 30, 2009 (Unaudited)

Municipal Bonds (continued)
	Par ($)	Value ($)
Resource Recovery – 0.7%
Disposal – 0.7%
CT New Haven Solid Waste & Recycling Authority Revenue
Series 2008, 5.125% 06/01/23	1,520,000	1,572,941
Disposal Total		1,572,941
Resource Recovery Total		1,572,941
Tax-Backed – 46.3%
Local General Obligations – 23.0%
CT Bridgeport
Series 2002 A, Insured: FGIC 5.375% 08/15/14	1,600,000	1,627,040
Series 2004 C, Insured: NPFGC 5.250% 08/15/17	1,500,000	1,492,710
CT Colchester
Series 1997 A, Insured: AMBAC 5.400% 08/15/10	885,000	938,401
CT Danbury
Series 1995, 5.625% 02/01/13	200,000	228,816
Series 2004, Insured: FGIC 4.750% 08/01/16	1,270,000	1,429,106
CT Darien
Series 2009 A, 5.000% 08/01/16	500,000	589,400
CT East Haven
Series 2003, Insured: NPFGC 5.000% 09/01/15	640,000	712,947
CT Easton
Series 2001, 4.750% 10/15/21	855,000	882,907
CT Fairfield
Series 2004, 4.500% 01/01/16	1,690,000	1,853,676
Series 2008: 5.000% 01/01/20	1,000,000	1,165,510
5.000% 01/01/22	500,000	578,975

	Par ($)	Value ($)
CT Farmington
Series 2002, 5.000% 09/15/19	820,000	879,384
CT Hartford County Metropolitan District
Series 1989, 6.700% 10/01/09	250,000	256,103
Series 2002, 5.000% 04/01/19	1,205,000	1,282,554
CT Hartford
Series 2003, Insured: FSA 4.750% 12/01/15	2,065,000	2,275,527
Series 2005 C, Insured: NPFGC 5.000% 09/01/19	2,085,000	2,295,814
Series 2006, Insured: AMBAC 5.000% 07/15/22	600,000	628,902
Series 2009 A, Insured: AGO 5.000% 08/15/17	695,000	772,708
CT Montville
Series 1994, 5.300% 12/01/09	370,000	379,750
CT New Britain
Series 2006, Insured: AMBAC 5.000% 04/15/17	1,165,000	1,297,088
CT New Haven
Series 2002 B, Insured: FGIC 5.375% 11/01/12	995,000	1,093,286
Series 2003 A, Insured: FGIC 5.250% 11/01/16	1,830,000	2,033,807
Series 2008, Insured: FSA 5.000% 11/01/18	4,260,000	4,996,852
CT New London
Series 2003 C, Insured: AMBAC 5.000% 02/01/17	1,290,000	1,397,612
CT New Milford
Series 2004, Insured: AMBAC 5.000% 01/15/16	1,025,000	1,195,816

See Accompanying Notes to Financial Statements.

Columbia Connecticut Intermediate Municipal Bond Fund

April 30, 2009 (Unaudited)

Municipal Bonds (continued)
	Par ($)	Value ($)
CT North Haven
Series 2007: 4.750% 07/15/24	1,150,000	1,265,448
4.750% 07/15/25	1,150,000	1,253,523
CT Regional School District No. 15
Series 2003, Insured: FGIC: 5.000% 02/01/15	1,105,000	1,268,717
5.000% 02/01/16	1,025,000	1,184,029
CT Ridgefield
Series 2009, 5.000% 09/15/20	2,130,000	2,499,960
CT Stamford
Series 2003 B: 5.250% 08/15/16	1,650,000	1,968,631
5.250% 08/15/17	1,125,000	1,347,424
Series 2009 B, 4.000% 07/01/16	2,500,000	2,779,375
CT Watertown
Series 2005, Insured: NPFGC 5.000% 08/01/17	1,060,000	1,228,529
CT Weston
Series 2004, 5.250% 07/15/15	1,300,000	1,530,932
CT Westport
Series 2003, 5.000% 08/15/18	1,200,000	1,327,728
CT Windham
Series 2004, Insured: NPFGC 5.000% 06/15/15	785,000	910,482
PR Commonwealth of Puerto Rico Municipal Finance Agency
Series 1999 A, Insured: FSA 5.750% 08/01/12	1,500,000	1,521,885
Local General Obligations Total		52,371,354
Special Non-Property Tax – 7.2%
CT Special Tax Obligation Revenue
Transportation Infrastructure:
Series 1992 B, 6.125% 09/01/12	400,000	438,020
Series 1998 A, Insured: FGIC: 5.250% 10/01/14	2,100,000	2,127,027
5.500% 10/01/12	3,250,000	3,653,325

	Par ($)	Value ($)
Series 2003 B, Insured: FGIC 5.000% 01/01/23	800,000	827,176
Series 2009, 4.250% 02/01/17	3,000,000	3,240,540
NJ Economic Development Authority
Series 2004 A, 5.500% 06/15/24	1,000,000	779,140
OH Hamilton County Sales Tax Revenue
Series 2000 B, Insured: AMBAC (c) 12/01/28	3,000,000	926,460
PR Commonwealth of Puerto Rico Highway & Transportation Authority
Series 2002 E, Insured: FSA 5.500% 07/01/17	1,870,000	1,951,046
Series 2006 BB, Insured: FSA 5.250% 07/01/22	2,500,000	2,581,550
Special Non-Property Tax Total		16,524,284
State Appropriated – 4.7%
CT Health & Educational Facilities Authority
State University System, Series 2007 I, Insured: FSA 5.250% 11/01/17	1,000,000	1,182,660
CT State Certificates of Participation
Juvenile Training School, Series 2001, 5.250% 12/15/14	1,565,000	1,711,077
CT University of Connecticut
Series 2002 A, 5.000% 04/01/10	1,085,000	1,129,420
Series 2004 A, Insured: NPFGC 5.000% 01/15/13	2,000,000	2,239,700
Series 2006 A, Insured: NPFGC 5.000% 02/15/16	1,400,000	1,611,470
Series 2007 A, 4.000% 04/01/24	2,100,000	2,089,437
PR Commonwealth of Puerto Rico Public Finance Corp.
Series 2004 A, LOC: Government Development Bank for Puerto Rico 5.750% 08/01/27 (a)	700,000	700,280
State Appropriated Total		10,664,044

See Accompanying Notes to Financial Statements.

Columbia Connecticut Intermediate Municipal Bond Fund

April 30, 2009 (Unaudited)

Municipal Bonds (continued)
	Par ($)	Value ($)
State General Obligations – 11.4%
CT State
Refunding Series 2006 E, 5.000% 12/15/20	3,000,000	3,331,410
Series 1993 E, 6.000% 03/15/12	975,000	1,100,346
Series 2000 C, 5.375% 12/15/10	1,000,000	1,072,780
Series 2001, Insured: FSA 5.500% 12/15/14	1,500,000	1,773,135
Series 2003 E, Insured: FGIC 5.000% 08/15/21	1,000,000	1,053,940
Series 2005 B, Insured: AMBAC 5.250% 06/01/20	600,000	705,618
Series 2005 D, Insured: FGIC 5.000% 11/15/23	4,000,000	4,300,560
Series 2008 B, 5.000% 04/15/22	5,415,000	6,023,051
CT University of Connecticut
Series 2009 A, 5.000% 02/15/23	2,000,000	2,190,480
PR Commonwealth of Puerto Rico
Capital Appreciation, Series 1998, Insured: NPFGC: (c) 07/01/14	1,690,000	1,274,733
6.000% 07/01/16	1,000,000	1,018,830
Public Improvement Series 1998, Insured: FSA 5.250% 07/01/10	1,250,000	1,287,275
Series 2006 A, 5.250% 07/01/23	1,000,000	913,830
State General Obligations Total		26,045,988
Tax-Backed Total		105,605,670
Utilities – 6.1%
Investor Owned – 2.0%
CT Development Authority
Pollution Control Revenue: Connecticut Light & Power Co., Series 1993 A, 5.850% 09/01/28	4,285,000	4,211,641

	Par ($)	Value ($)
Connecticut United Illuminating Co., Series 2009, 5.750% 06/01/26 (a)	500,000	500,210
Investor Owned Total		4,711,851
Joint Power Authority – 1.7%
CT State Municipal Electric Energy Cooperative Power Supply Systems
Series 2006 A, Insured: AMBAC 5.000% 01/01/22	2,000,000	2,130,860
Series 2009 A, Insured: AGO 5.000% 01/01/17	1,525,000	1,691,698
Joint Power Authority Total		3,822,558
Municipal Electric – 0.1%
PR Commonwealth of Puerto Rico Electric Power Authority
Series 2003 NN, Insured: NPFGC 5.250% 07/01/19	285,000	284,313
Municipal Electric Total		284,313
Water & Sewer – 2.3%
CT Greater New Haven Water Pollution Control Authority
Series 2005 A, Insured: NPFGC 5.000% 11/15/30	2,500,000	2,435,600
CT South Central Regional Water Authority
Series 2007 A, Insured: NPFGC: 5.250% 08/01/22	1,370,000	1,478,038
5.250% 08/01/23	500,000	537,630
Series 2008 B, Insured: NPFGC 5.250% 08/01/29 (a)	750,000	769,845
Water & Sewer Total		5,221,113
Utilities Total		14,039,835
Total Municipal Bonds (cost of $214,425,834)		218,941,045

See Accompanying Notes to Financial Statements.

Columbia Connecticut Intermediate Municipal Bond Fund

April 30, 2009 (Unaudited)

Investment Companies – 2.2%
	Shares	Value ($)
Columbia Connecticut Municipal Reserves, G-Trust Shares (7 day yield of 0.550%) (d)(g)	1,596,357	1,596,357
Dreyfus Municipal Cash Management Plus (7 day yield of 0.580%)	3,418,946	3,418,946
Total Investment Companies (cost of $5,015,303)		5,015,303
Short-Term Obligations – 0.3%
	Par ($)
Variable Rate Demand Notes – 0.3%
CT Health & Educational Facilities Authority
Yale University, Series 2005 Y-2, 0.300% 07/01/35	100,000	100,000
MI Higher Education Facilities Authority
University of Detroit Mercy, Series 2007, LOC: JPMorgan Chase Bank 0.500% 11/01/36 (e)	195,000	195,000
WA Housing Finance Commission
Franke Tobey Jones, Series 2003, LOC: Wells Fargo Bank N.A. 0.770% 09/01/33 (e)	100,000	100,000
WI University Hospitals & Clinics
Series 2008 B, LOC: U.S. Bank N.A. 0.450% 04/01/34 (e)	300,000	300,000
Variable Rate Demand Notes Total		695,000
Total Short-Term Obligations (cost of $695,000)		695,000
Total Investments – 98.4% (cost of $220,136,137) (f)		224,651,348
Other Assets & Liabilities, Net – 1.6%		3,660,107
Net Assets – 100.0%		228,311,455

Notes to Investment Portfolio:

(a)  The interest rate shown on floating rate or variable rate securities reflects the rate at April 30, 2009.

(b)  The Fund has been informed that each issuer has placed direct obligations of the U.S. Government in an irrevocable trust, solely for the payment of principal and interest.

(c)  Zero coupon bond.

(d)  Investments in affiliates during the six-month period ended April 30, 2009:

  Security name: Columbia Connecticut Municipal Reserves,

G-Trust Shares (7 day yield of 0.550%)

Shares as of 10/31/08:	–
Shares purchased:	23,049,357
Shares sold:	(21,453,000)
Shares as of 04/30/09:	1,596,357
Net realized gain/loss:	$–
Dividend income earned:	$5,436
Value at end of period:	$1,596,357

(e)  Variable rate demand notes. These securities are payable upon demand and are secured by letters of credit or other credit support agreements from banks. The interest rates change periodically and the interest rates shown reflect the rates at April 30, 2009.

(f)  Cost for federal income tax purposes is $220,111,605.

(g)  Money market mutual fund registered under the Investment Company Act of 1940, as amended, and advised by Columbia Management Advisors, LLC.

The following table summarizes the inputs used, as of April 30, 2009, in valuing the Fund's assets:

Valuation Inputs	Investments in Securities	Other Financial Instruments
Level 1 – Quoted Prices	$5,015,303	$–
Level 2 – Other Significant Observable Inputs	219,636,045	–
Level 3 – Significant Unobservable Inputs	–	–
Total	$224,651,348	$–

  For more information on valuation inputs, and their aggregation into the levels used in the table above, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

At April 30, 2009, the composition of the Fund by revenue source is as follows:

Holdings By Revenue Source	% of Net Assets
Tax-Backed	46.3
Refunded/Escrowed	17.1
Education	12.1
Utilities	6.1
Housing	6.0
Health Care	4.7
Other	1.5
Industrials	0.7
Other Revenue	0.7
Resource Recovery	0.7
95.9
Investment Companies	2.2
Short-Term Obligations	0.3
Other Assets & Liabilities, Net	1.6
100.0

Acronym	Name
AGO	Assured Guaranty Ltd.

AMBAC	Ambac Assurance Corp.

FGIC	Financial Guaranty Insurance Co.

FSA	Financial Security Assurance, Inc.

LOC	Letter of Credit

NPFGC	National Public Finance Guarantee Corp.

RAD	Radian Asset Assurance, Inc.

See Accompanying Notes to Financial Statements.

Investment Portfolio – Columbia Intermediate Municipal Bond Fund

April 30, 2009 (Unaudited)

Municipal Bonds – 96.5%
	Par ($)	Value ($)
Education – 3.1%
Education – 3.1%
CA Municipal Finance Authority
Biola University, Series 2008 A, 5.625% 10/01/23	3,000,000	2,651,400
CA University
Series 2008 A, Insured: FSA 5.000% 11/01/22	5,000,000	5,285,000
CT Health & Educational Facilities Authority
Trinity College, Series 1998 F, Insured: NPFGC 5.500% 07/01/21	1,000,000	1,139,210
FL Volusia County Educational Facilities Authority
Embry-Riddle Aeronautical University, Series 1999 A, 5.750% 10/15/29	2,380,000	2,056,606
IL Finance Authority
DePaul University, Series 2004 A: 5.375% 10/01/17	1,000,000	1,081,830
5.375% 10/01/18	2,000,000	2,148,980
KS Development Finance Authority
Board of Regents Scientific Research, Series 2003, Insured: AMBAC 5.000% 10/01/19	2,000,000	2,128,640
Regents-Wichita University, Series 2000 B, Insured: AMBAC 5.900% 04/01/15	2,000,000	2,075,780
KS Washburn University
Topeka Living Learning Center, Series 2004, Insured: AMBAC 5.000% 07/01/18	900,000	921,744
MA College Building Authority
Series 1994 A, 7.500% 05/01/14	500,000	583,490
MA Health & Educational Facilities Authority
Boston College, Series 2008, 5.500% 06/01/24	2,670,000	3,013,309

	Par ($)	Value ($)
MA Industrial Finance Agency
Tufts University, Series 1998 H, Insured: NPFGC 5.500% 02/15/12	2,000,000	2,209,940
MO Health & Educational Facilities Authority
St. Louis University, Series 1998, 5.500% 10/01/16	1,000,000	1,169,510
Washington University, Series 2001 A, 5.500% 06/15/16	1,000,000	1,200,720
NH Health & Education Facilities Authority
Series 2009 A, 5.000% 07/01/23	8,370,000	8,652,738
NY Dormitory Authority
Series 2005 B, Insured: FGIC 5.500% 07/01/21	6,345,000	6,962,305
St. John's University, Series 2007 C, Insured: NPFGC 5.250% 07/01/23	5,245,000	5,591,065
OH University
Series 2009 A, 5.000% 12/01/16	4,000,000	4,591,720
PA Erie Higher Education Building Authority
Mercyhurst College, Series 2004 B, 5.000% 03/15/14	255,000	247,057
PA Higher Educational Facilities Authority
Bryn Mawr College, Series 2002, Insured: AMBAC 5.250% 12/01/12	1,500,000	1,680,855
State Systems Higher Education, Series 2001 T, Insured: AMBAC 5.000% 06/15/12	750,000	793,605
University of Sciences, Series 2005 A, Insured: SYNC 5.000% 11/01/16	360,000	392,263
PA University
Series 2002, 5.250% 08/15/11	1,000,000	1,091,760

See Accompanying Notes to Financial Statements.

Columbia Intermediate Municipal Bond Fund

April 30, 2009 (Unaudited)

Municipal Bonds (continued)
	Par ($)	Value ($)
RI Health & Educational Building Corp.
Series 2003, Insured: SYNC 5.250% 04/01/15	1,500,000	1,550,670
TN Metropolitan Government, Nashville & Davidson County, Health & Educational Facilities Board
Meharry Medical College, Series 1996, Insured: AMBAC 6.000% 12/01/16	500,000	574,915
TX Houston Community College System
Series 2001 A, Insured: NPFGC 5.375% 04/15/15	520,000	553,051
TX Public Finance Authority
Stephen F. Austin University, Series 2005, Insured: NPFGC 5.000% 10/15/19	2,000,000	2,103,620
TX University of Texas
Series 2004 A, 5.250% 08/15/17	2,000,000	2,356,840
Series 2006 D, 5.000% 08/15/18	10,000,000	11,374,000
Education Total		76,182,623
Education Total		76,182,623
Health Care – 9.7%
Continuing Care Retirement – 2.1%
CO Health Facilities Authority
Covenant Retirement Communities, Inc., Series 2005, 5.000% 12/01/18	1,000,000	811,590
FL Lakeland
Carpenters Retirement Community, Series 2008, 5.875% 01/01/19	1,875,000	1,615,650
FL Lee County Industrial Development Authority
Shell Point, Series 2007, 5.000% 11/15/22	7,650,000	5,560,708
FL Orange County Health Facilities Authority
Orlando Lutheran Towers, Series 2005, 5.000% 07/01/13	3,670,000	3,341,829

	Par ($)	Value ($)
FL Sarasota County Health Facilities Authority
Village on the Isle, Series 2007, 5.500% 01/01/27	4,000,000	2,756,120
FL St. John's County Industrial Development Authority
Vicars Landing, Series 2007, 5.000% 02/15/17	1,625,000	1,423,273
IL Finance Authority
Monarch Landing, Inc., Series 2007 A: 5.500% 12/01/13	2,200,000	1,825,802
6.000% 12/01/17	3,590,000	2,596,719
Sedgebrook, Inc., Series 2007 A: 5.400% 11/15/16	2,165,000	1,576,423
5.875% 11/15/22	8,000,000	5,027,120
IN Health & Educational Facility Financing Authority
Baptist Homes of Indiana, Series 2005, 5.250% 11/15/25	10,640,000	8,426,029
KS Lenexa
Lakeview Village, Inc., Series 2007, 5.250% 05/15/22	2,650,000	1,895,996
MA Development Finance Agency
First Mortgage Orchard Cove, Series 2007, 5.000% 10/01/17	1,040,000	834,080
MD Howard County Retirement Authority
Columbia Vantage House Corp., Series 2007 A, 5.250% 04/01/27	1,500,000	957,090
MO St. Louis Industrial Development Authority
St. Andrew's Resources for Seniors, Series 2007 A, 6.250% 12/01/26	7,000,000	5,480,020
NC Medical Care Commission
Givens Estates, Series 2007, 5.000% 07/01/27	3,375,000	2,611,609
NY Nassau County Industrial Development Agency
Amsterdam Harborside, Series 2007 A, 5.875% 01/01/18	2,375,000	2,043,782

See Accompanying Notes to Financial Statements.

Columbia Intermediate Municipal Bond Fund

April 30, 2009 (Unaudited)

Municipal Bonds (continued)
	Par ($)	Value ($)
TX Tarrant County Cultural Education Facilities Finance Corp.
Air Force Village, Series 2007, 5.125% 05/15/27	3,750,000	2,769,712
Continuing Care Retirement Total		51,553,552
Hospitals – 7.4%
AR Washington County Hospital
Washington Regional Medical Center, Series 2005 B: 5.000% 02/01/16	1,000,000	974,060
5.000% 02/01/17	2,000,000	1,928,840
AZ Maricopa County Industrial Development Authority
Catholic Healthcare West, Series 2007 A, 5.000% 07/01/18	3,500,000	3,497,200
CA Health Facilities Financing Authority
Catholic Healthcare West, Series 2004, 4.450% 07/01/26 (a)	1,010,000	1,008,788
CA Loma Linda Hospital
Loma Linda University Medical Center, Series 2005 A, 5.000% 12/01/19	5,390,000	4,550,022
CA Municipal Finance Authority
Community Hospital Central California, Series 2007: 5.000% 02/01/21	1,070,000	890,540
5.000% 02/01/22	1,500,000	1,220,955
CA Rancho Mirage Joint Powers Financing Authority
Series 1997 B, Insured: NPFGC 4.875% 07/01/22	1,730,000	1,544,233
CA Turlock Health Facility
Emanuel Medical Center, Inc., Series 2007 B, 5.000% 10/15/22	3,590,000	2,580,061
CO Health Facilities Authority
Catholic Health Initiatives, Series 2008 D, 5.500% 10/01/38	5,000,000	5,240,750
FL Escambia County Health Facilities Authority
Ascension Health, Series 2003 A: 5.250% 11/15/11	2,125,000	2,239,537
5.250% 11/15/14	1,000,000	1,072,860

	Par ($)	Value ($)
FL Highlands County Health Facilities Authority
Adventist Health Systems: Series 2005 A, 5.000% 11/15/20 (a)	1,000,000	984,480
Series 2005 B: 5.000% 11/15/20	875,000	861,420
5.000% 11/15/22	740,000	704,976
Adventist Hinsdale Hospital, Series 2005 A, 5.000% 11/15/22 (a)	1,000,000	952,670
FL Hillsborough County Industrial Development Authority
Tampa General Hospital, Series 2003 A, 5.000% 10/01/18	1,000,000	944,600
FL Lee Memorial Health System Hospital Board
Series 2002 A, Insured: FSA 5.750% 04/01/15	1,000,000	1,068,630
FL Marion County Hospital District
Munroe Regional Medical Center, Series 1999, 5.250% 10/01/11	1,935,000	1,984,052
FL Orange County Health Facilities Authority
Series 1996 A, Insured: NPFGC 6.250% 10/01/16	1,700,000	1,810,789
FL Sarasota County Public Hospital Board
Series 1998 B, Insured: NPFGC 5.250% 07/01/11	1,750,000	1,773,835
FL South Broward Hospital District
Series 2003 A, Insured: NPFGC: 5.250% 05/01/12	3,955,000	4,171,774
5.250% 05/01/13	1,500,000	1,595,520
FL St. Petersburg Health Facilities Authority
All Children's Hospital, Series 2002, Insured: AMBAC: 5.500% 11/15/14	1,720,000	1,757,960
5.500% 11/15/15	1,995,000	2,028,835
5.500% 11/15/16	1,980,000	2,000,533
FL Tampa Health Systems
Catholic Health East, Series 1998 A-1, Insured: NPFGC: 5.500% 11/15/13	6,080,000	6,340,528
5.500% 11/15/14	6,000,000	6,241,440

See Accompanying Notes to Financial Statements.

Columbia Intermediate Municipal Bond Fund

April 30, 2009 (Unaudited)

Municipal Bonds (continued)
	Par ($)	Value ($)
KS Manhattan Hospital
Mercy Health Care Center, Series 2001, Insured: FSA 5.250% 08/15/10	1,005,000	1,031,100
KS Wichita Hospital
Series 2001 III, 6.250% 11/15/18	5,000,000	5,213,300
MA Health & Educational Facilities Authority
CareGroup, Inc., Series 2008 E-2: 5.375% 07/01/20	9,720,000	9,344,419
5.375% 07/01/22	13,345,000	12,465,164
Partners HealthCare System, Inc., Series 2001 C, 6.000% 07/01/14	1,000,000	1,081,570
MI Saginaw Hospital Finance Authority
Covenant Medical Center, Series 2004 G, 5.125% 07/01/22	10,560,000	9,636,211
NC Albemarle Hospital Authority
Series 2007: 5.250% 10/01/21	3,000,000	2,492,730
5.250% 10/01/27	3,700,000	2,869,868
NH Health & Education Facilities Authority
Southern New Hampshire Medical Center, Series 2007, 5.250% 10/01/23	7,000,000	6,465,900
NM Farmington Hospital
San Juan Regional Medical Center, Inc., Series 2004 A, 5.125% 06/01/18	500,000	486,360
NY Albany Industrial Development Agency
St. Peter's Hospital, Series 2008 A: 5.250% 11/15/16	1,750,000	1,668,712
5.250% 11/15/17	1,250,000	1,180,037
NY Monroe County Industrial Development Agency
Highland Hospital of Rochester, Series 2005: 5.000% 08/01/14	730,000	707,728
5.000% 08/01/15	545,000	520,927
OH Lakewood
Lakewood Hospital Association, Series 2003, 5.500% 02/15/14	1,400,000	1,457,008

	Par ($)	Value ($)
OH Lorain County Hospital
Catholic Healthcare Partnerships, Series 2001 A: 5.625% 10/01/14	6,135,000	6,386,535
5.625% 10/01/15	3,000,000	3,116,310
5.625% 10/01/16	3,000,000	3,102,330
OH Montgomery County
Catholic Health Initiatives, Series 2008 D, 5.250% 10/01/38 (a)	8,000,000	8,266,960
OK Development Finance Authority
Duncan Regional Hospital, Inc., Series 2003 A, 5.000% 12/01/15	1,545,000	1,591,304
PA Higher Educational Facilities Authority
University of Pennsylvania Health Systems, Series 2005 A, Insured: AMBAC 5.000% 08/15/18	250,000	268,195
PA Northampton County General Purpose Authority
St. Luke's Hospital Bethlehem, Series 2008 A: 5.000% 08/15/20	3,480,000	3,213,328
5.125% 08/15/21	3,715,000	3,404,575
5.250% 08/15/22	1,965,000	1,802,455
TN Sullivan County Health, Educational & Housing Facilities Board
Series 2006 C, 5.000% 09/01/22	3,750,000	2,620,800
TX Amarillo Health Facilities Corp.
Baptist St. Anthony's Hospital Corp., Series 1998, Insured: FSA 5.500% 01/01/14	1,000,000	1,068,960
TX Harris County Health Facilities Development Corp.
Memorial Hospital Systems, Series 1997 A, Insured: NPFGC 6.000% 06/01/13	2,170,000	2,261,965
TX Tarrant County Cultural Education Facilities Finance Corp.
Texas Health Resources, Series 2007 A, 5.000% 02/15/21	5,000,000	5,066,950

See Accompanying Notes to Financial Statements.

Columbia Intermediate Municipal Bond Fund

April 30, 2009 (Unaudited)

Municipal Bonds (continued)
	Par ($)	Value ($)
TX Tarrant County Hospital District
Series 2002, Insured: NPFGC 5.500% 08/15/13	1,355,000	1,440,013
VA Augusta County Industrial Development Authority
Augusta Health Care, Inc., Series 2003, 5.250% 09/01/18	1,500,000	1,542,255
WI Health & Educational Facilities Authority
Wheaton Franciscan Healthcare, Series 2006: 5.125% 08/15/23	13,065,000	9,471,602
5.125% 08/15/26	10,000,000	6,927,700
Hospitals Total		180,143,159
Nursing Homes – 0.2%
IA Finance Authority Health Facilities
Development Care Initiatives, Series 2006 A: 5.250% 07/01/18	2,695,000	2,175,647
5.500% 07/01/21	1,530,000	1,201,555
MN Eveleth Health Care
Series 2007, 5.000% 10/01/17	1,000,000	777,470
MO St. Louis County Industrial Development Authority
Ranken Jordan, Series 2007, 5.000% 11/15/27	1,350,000	831,613
Nursing Homes Total		4,986,285
Health Care Total		236,682,996
Housing – 1.1%
Assisted Living/Senior – 0.2%
AZ Maricopa County Industrial Development Authority Health Facilities
Series 1999 A, Guarantor: GNMA 6.300% 09/20/38	3,715,000	3,768,385
Assisted Living/Senior Total		3,768,385
Multi-Family – 0.5%
FL Capital Trust Agency
Atlantic Housing Foundation, Series 2008 B, 7.000% 07/15/32	1,965,000	1,583,358

	Par ($)	Value ($)
FL Capital Trust Agency
TCB Shadow Run, Series 2000 A, LIQ FAC: FNMA 5.150% 11/01/30 (a)	4,300,000	4,490,404
FL Collier County Finance Authority
Goodlette Arms, Series 2002 A-1, LIQ FAC: FNMA 4.900% 02/15/32 (a)	3,250,000	3,454,685
LA Housing Finance Agency
Series 2006 A, Insured: FHA 4.750% 12/01/31	1,485,000	1,385,327
NC Medical Care Commission
ARC/HDS Alamance Housing Corp., Series 2004 A: 4.650% 10/01/14	450,000	424,012
5.500% 10/01/24	1,575,000	1,303,659
Multi-Family Total		12,641,445
Single-Family – 0.4%
CA Department of Veteran Affairs
Series 2006, 4.500% 12/01/23	5,000,000	4,799,150
FL Escambia County Housing Finance Authority
Series 1999, AMT, Guarantor: GNMA 4.500% 10/01/09	180,000	181,791
Series 2000 A, AMT, Insured: NPFGC 6.300% 10/01/20	50,000	50,884
NM Mortgage Finance Authority
Series 2001 B-2, AMT, Guarantor: GNMA 6.200% 09/01/32	1,360,000	1,369,466
Series 2002 B-2, AMT, Guarantor: GNMA 6.350% 03/01/33	895,000	928,339
Series 2002 PG-A-2, AMT, Guarantor: GNMA 6.450% 03/01/33 (a)	605,000	609,894
TN Housing Development Agency
Home Ownership Program, Series 1998, AMT, 4.950% 07/01/10	1,020,000	1,033,474
Single-Family Total		8,972,998
Housing Total		25,382,828

See Accompanying Notes to Financial Statements.

Columbia Intermediate Municipal Bond Fund

April 30, 2009 (Unaudited)

Municipal Bonds (continued)
	Par ($)	Value ($)
Industrials – 1.4%
Forest Products & Paper – 0.7%
FL Bay County Pollution Control
International Paper Co., Series 1998 A, 5.100% 09/01/12	2,375,000	2,219,438
FL Escambia County Pollution Control
International Paper Co., Series 2003 A, 4.700% 04/01/15	500,000	422,310
LA Morehouse Parish Pollution Control
International Paper Co., Series 2001 A, 5.250% 11/15/13	8,525,000	7,730,726
MS Warren County Environmental Improvement
International Paper Co., Series 2000 A, AMT, 6.700% 08/01/18	2,600,000	2,269,176
TX Gulf Coast Waste Disposal Authority
International Paper Co., Series 2002 A, AMT, 6.100% 08/01/24	5,750,000	4,380,062
Forest Products & Paper Total		17,021,712
Oil & Gas – 0.7%
CA Southern California Public Power Authority
Series 2007, 5.250% 11/01/22	2,500,000	2,155,200
GA Main Street Natural Gas, Inc.
Series 2007 A: 5.125% 09/15/17	1,000,000	832,220
5.250% 09/15/18	1,000,000	824,380
TN Energy Acquisition Corp.
Series 2006, 5.250% 09/01/22	5,000,000	4,255,550
TX Municipal Gas Acquisition & Supply Corp.
Series 2006 A, 5.000% 12/15/12	5,500,000	5,016,385
TX SA Energy Acquisition Public Facility Corp.
Series 2007, 5.250% 08/01/16	4,450,000	4,005,178
Oil & Gas Total		17,088,913

	Par ($)	Value ($)
Other Industrial Development Bonds – 0.0%
MI Strategic Fund Ltd. Obligation
NSF International, Series 2004, 5.000% 08/01/13	820,000	807,003
Other Industrial Development Bonds Total		807,003
Industrials Total		34,917,628
Other – 14.5%
Pool/Bond Bank – 2.7%
FL Gulf Breeze
Series 1985 C, Insured: FGIC 5.000% 12/01/15	1,000,000	1,011,150
FL Municipal Loan Council
Series 2002 A, Insured: NPFGC 5.500% 05/01/13	1,000,000	1,087,260
Series 2005 A, Insured: NPFGC 5.000% 02/01/19	1,015,000	1,058,736
FL Water Pollution Control Financing
Series 2001, 5.500% 01/15/13	1,390,000	1,496,363
KS Development Finance Authority
Water Pollution Control Revolving Fund, Series 2001 II, 5.500% 05/01/14	1,000,000	1,164,440
MA Water Pollution Abatement Trust
Series 1999 A, 6.000% 08/01/19	2,500,000	3,107,100
Series 2004 A, 5.250% 08/01/17	2,920,000	3,451,790
Series 2009, 5.000% 08/01/24	11,530,000	12,590,645
MO Environmental Improvement & Energy Resources Authority
Series 2004 B, 5.250% 01/01/18	7,470,000	8,831,931
NY Dormitory Authority
Series 2002 A, Insured: NPFGC 5.250% 10/01/12	2,420,000	2,647,165
NY Environmental Facilities Corp.
Pollution Control, Series 1994, 5.750% 06/15/09	10,000	10,064

See Accompanying Notes to Financial Statements.

Columbia Intermediate Municipal Bond Fund

April 30, 2009 (Unaudited)

Municipal Bonds (continued)
	Par ($)	Value ($)
OH Water Development Authority
Pollution Control, Series 2005 B, (b) 06/01/15	2,000,000	1,680,540
PA Delaware Valley Regional Financing Authority
Local Government: Series 1997 B, Insured: AMBAC 5.600% 07/01/17	2,000,000	2,277,800
Series 2002: 5.500% 07/01/12	15,000,000	16,099,200
5.750% 07/01/17	2,000,000	2,164,920
PA Finance Authority
Penn Hills, Series 2000 A, Insured: FGIC 5.500% 12/01/22	835,000	805,550
PA Industrial Development Authority Economic Development
Series 2002, Insured: AMBAC 5.250% 07/01/11	1,000,000	1,067,330
TX Water Development Board
Series 1999 B, 5.625% 07/15/21	1,500,000	1,528,170
VA Resources Authority
Series 2007, 5.000% 10/01/17	3,760,000	4,383,596
Pool/Bond Bank Total		66,463,750
Refunded/Escrowed (c) – 10.5%
AL Birmingham Waterworks & Sewer Board
Series 2002 B, Pre-refunded 01/01/13, Insured: NPFGC 5.000% 01/01/37	15,000,000	16,850,100
AL Birmingham
Series 2001 A, Pre-refunded 11/01/11, 5.250% 05/01/17	2,000,000	2,215,380
AZ School Facilities Board
Certificates of Participation, Series 2003 A, Pre-refunded 03/01/13, Insured: NPFGC 5.250% 09/01/14	10,000,000	11,344,600

	Par ($)	Value ($)
CA Department of Water Resources
Series 2002 X, Escrowed to Maturity, 5.500% 12/01/15	10,000	12,063
CA Golden State Tobacco Securitization Corp.
Series 2003 A-1, Refunded to various dates/prices, 6.250% 06/01/33	3,265,000	3,584,121
CO Douglas County School District No. RE-1
Series 2001, Pre-refunded 12/15/11, Insured: NPFGC 5.250% 12/15/13	7,385,000	8,159,760
CO Northwest Parkway Public Highway Authority
Series 2001 C, Pre-refunded 06/15/16, Insured: AMBAC (d) 06/15/21 (5.700% 06/15/11)	4,000,000	4,293,240
FL Hillsborough County School Board District
Series 2002, Pre-refunded 10/01/11, Insured: AMBAC 5.375% 10/01/13	1,060,000	1,164,145
FL Orange County Health Facilities Authority
Orlando Regional Health Care System, Series 1996 A, Escrowed to Maturity, Insured: NPFGC 6.250% 10/01/16	4,705,000	5,645,624
FL Orlando Utilities Commission Water & Electric
Series 1989 D, Escrowed to Maturity, 6.750% 10/01/17	1,800,000	2,168,604
FL Orlando Utilities Commission
Series 2002 C, Pre-refunded 10/01/12, 5.250% 10/01/16	1,290,000	1,456,629
FL Reedy Creek Improvement District Utilities
Series 2003 1, Pre-refunded 10/01/13, Insured: NPFGC 5.250% 10/01/15	1,490,000	1,721,829

See Accompanying Notes to Financial Statements.

Columbia Intermediate Municipal Bond Fund

April 30, 2009 (Unaudited)

Municipal Bonds (continued)
	Par ($)	Value ($)
FL Seminole County Sales Tax
Series 2001, Pre-refunded 10/01/11, Insured: FGIC 5.375% 10/01/13	1,295,000	1,434,795
FL South Broward Hospital District
Series 2002, Pre-refunded 05/01/12: 5.500% 05/01/22	1,000,000	1,132,910
5.600% 05/01/27	4,000,000	4,543,400
HI University of Hawaii
Series 2002 A, Pre-refunded 07/15/12, Insured: FGIC 5.500% 07/15/14	1,000,000	1,131,540
IL Chicago Housing Authority
Capital Program, Series 2001: Escrowed to Maturity, 5.250% 07/01/12	5,975,000	6,705,384
Pre-refunded 07/01/12, 5.375% 07/01/13	5,000,000	5,630,550
IL Chicago Metropolitan Water Reclamation District-Greater Chicago
Series 2006, Pre-refunded 12/01/16, 5.000% 12/01/35	31,950,000	37,735,186
IL Health Facilities Authority
Galesburg Cottage Hospital, Series 2000, Pre-refunded 05/01/10, Insured: RAD 6.000% 05/01/15	1,500,000	1,574,760
IL Kendall & Kane Counties Community Unit School District No. 115
Series 2002, Escrowed to Maturity, Insured: FGIC (b) 01/01/17	600,000	467,508
IL State
Series 2002, Pre-refunded 12/01/12, Insured: FSA 5.375% 12/01/13	10,000,000	11,389,200

	Par ($)	Value ($)
IN Toll Road Commission
Series 1980,
Escrowed to Maturity, 9.000% 01/01/15	2,240,000	2,777,891
KS Department of Transportation
Series 1998, Escrowed to Maturity, 5.500% 09/01/14	1,575,000	1,856,657
KS Development Finance Authority
Water Pollution Revolving Fund II, Series 2002, Pre-refunded 11/01/12, 5.500% 11/01/15	895,000	1,024,632
KS Labette County Single Family Mortgage
Capital Accumulator Bonds, Series 1998 A, Escrowed to Maturity, (b) 12/01/14	2,175,000	1,885,551
KS Shawnee County Unified School District No. 501
Series 2002, Pre-refunded 02/01/12, 5.000% 02/01/14	1,000,000	1,101,140
KS Shawnee County
Series 2002, Pre-refunded 09/01/12, Insured: FSA 5.250% 09/01/17	1,660,000	1,876,265
KS Wyandotte County School District No. 500
Series 2002, Pre-refunded 09/01/12, Insured: FSA 5.000% 09/01/20	1,715,000	1,924,470
MA Health & Educational Facilities Authority
Partners Healthcare Systems, Series 2001 C, Pre-refunded 07/01/11, 6.000% 07/01/17	1,205,000	1,342,153
MA State
Series 2001 C, Pre-refunded 12/01/11, 5.375% 12/01/16	3,000,000	3,292,950
MI Building Authority
Series 2003 II, Pre-refunded 10/15/13, Insured: NPFGC 5.000% 10/15/17	1,000,000	1,145,360

See Accompanying Notes to Financial Statements.

Columbia Intermediate Municipal Bond Fund

April 30, 2009 (Unaudited)

Municipal Bonds (continued)
	Par ($)	Value ($)
MI Detroit Sewage Disposal Revenue
Series 2003 A, Pre-refunded 07/01/13, Insured: FSA 5.000% 07/01/14	7,180,000	8,176,225
NJ Health Care Facilities Financing Authority
Atlantic Health Systems, Series 1997 A, Escrowed to Maturity, Insured: AMBAC 6.000% 07/01/12	1,500,000	1,705,635
NJ Tobacco Settlement Financing Corp.
Series 2003, Pre-refunded 06/01/13, 6.750% 06/01/39	4,000,000	4,805,800
NJ Transportation Trust Fund Authority
Series 1999 A, Escrowed to Maturity, 5.625% 06/15/14	2,000,000	2,361,700
NJ Turnpike Authority
Series 2000 A, Escrowed to Maturity, Insured: NPFGC: 6.000% 01/01/11	875,000	948,308
6.000% 01/01/13	925,000	1,073,407
NY Dormitory Authority
Columbia University, Series 2001 A, Pre-refunded 07/01/11, 5.250% 07/01/20	2,000,000	2,202,880
NY Environmental Facilities Corp.
Series 1994, Escrowed to Maturity, 5.750% 06/15/09	50,000	50,330
NY Metropolitan Transportation Authority
Series 1993 O, Escrowed to Maturity, 5.500% 07/01/17	3,000,000	3,650,070
Series 1998 A, Pre-refunded 07/01/11, Insured: FSA 5.500% 07/01/15	1,530,000	1,677,018
Series 1998 R, Escrowed to Maturity, 5.500% 07/01/14	1,740,000	1,763,507

	Par ($)	Value ($)
OH State
Series 2001 A, 5.000% 06/15/12	5,000,000	5,246,950
OH Water Development Authority
Water Pollution Control, Series 2002, Pre-refunded 06/01/12, 5.250% 06/01/18	5,535,000	6,194,218
PA Elizabeth Forward School District
Series 1994 B, Escrowed to Maturity, Insured: NPFGC (b) 09/01/21	2,210,000	1,353,713
PA Ephrata Area School District
Series 2001 A, Pre-refunded 10/15/11, Insured: FGIC 5.000% 04/15/14	750,000	819,998
PA Philadelphia School District
Series 2000 A, Pre-refunded 02/01/11, Insured: FSA 5.750% 02/01/13	1,000,000	1,080,470
Series 2002 A, Pre-refunded 02/01/12, Insured: FSA 5.500% 02/01/15	1,000,000	1,110,600
PA Warwick School District
Lancaster County, Series 2001, Pre-refunded 08/15/11, Insured: FGIC 5.250% 02/15/12	750,000	819,623
SC Greenville County School District
Series 2002, Pre-refunded 12/01/12, 5.875% 12/01/17	1,000,000	1,169,320
TX Dallas Waterworks & Sewer Systems
Series 2001, Pre-refunded 04/01/11: 5.000% 10/01/12	1,300,000	1,398,345
5.000% 10/01/16	7,300,000	7,852,245
TX Harris County Health Facilities Development Corp.
St. Luke's Episcopal Hospital, Series 2001, Pre-refunded 08/15/11, 5.625% 02/15/16	2,780,000	3,037,706

See Accompanying Notes to Financial Statements.

Columbia Intermediate Municipal Bond Fund

April 30, 2009 (Unaudited)

Municipal Bonds (continued)
	Par ($)	Value ($)
TX Houston Area Water Corp.
Series 2002, Pre-refunded 03/01/12, Insured: FGIC 5.500% 03/01/18	3,000,000	3,332,070
TX Houston
Series 1979, Escrowed to Maturity, 6.400% 12/01/14	4,530,000	5,123,883
TX Lower Colorado River Authority
Junior Lien, Series 1993 5th, Escrowed to Maturity, 5.375% 01/01/16	2,100,000	2,417,184
TX North Central Health Facilities Development Corp.
Presbyterian Healthcare Residential, Series 1996 B, Escrowed to Maturity, Insured: NPFGC 5.500% 06/01/16	10,000,000	11,436,100
TX North Harris Montgomery Community College District
Series 2002, Pre-refunded 02/15/12, Insured: FGIC 5.375% 02/15/16	965,000	1,073,437
TX Northside Independent School District
Series 2002 A, Pre-refunded 02/15/12, Guarantor: PSFG 5.250% 02/15/20	2,485,000	2,755,741
TX Spring Branch Independent School District
Series 2001, Pre-refunded 02/01/11, Guarantor: PSFG 5.375% 02/01/18	1,820,000	1,958,939
TX University of Texas
Series 2001 B, Pre-refunded 08/15/11, 5.375% 08/15/15	2,500,000	2,714,775
Series 2003 A, Pre-refunded 08/15/13, 5.375% 08/15/15	1,000,000	1,157,300

	Par ($)	Value ($)
VA Arlington County Industrial Development Authority
Virginia Hospital Center, Series 2001, Pre-refunded 07/01/11, 5.500% 07/01/14	4,180,000	4,583,537
VA Tobacco Settlement Financing Corp.
Series 2005, Refunded to various dates/prices, 5.250% 06/01/19	2,500,000	2,628,550
WA King County
Series 2002, Escrowed to Maturity, 5.500% 12/01/13	970,000	1,133,348
WI State
Series 2000 D, Pre-refunded 05/01/11, Insured: NPFGC 5.500% 05/01/16	2,000,000	2,176,100
WV Hospital Finance Authority
Charleston Area Medical Center, Series 1993 A, Escrowed to Maturity, 6.500% 09/01/23	3,980,000	5,016,790
Refunded/Escrowed Total		254,594,219
Tobacco – 1.3%
AR Development Finance Authority
Tobacco Settlement, Series 2006, Insured: AMBAC: (b) 07/01/21	1,400,000	807,828
(b) 07/01/23	1,000,000	500,360
MI Tobacco Settlement Finance Authority
Series 2007 A, 6.000% 06/01/34	2,500,000	1,610,175
NJ Tobacco Settlement Financing Corp.
Series 2007 1-A: 4.250% 06/01/11	3,000,000	2,931,450
4.500% 06/01/23	2,835,000	2,381,712
4.625% 06/01/26	10,000,000	6,539,900
5.000% 06/01/29	2,500,000	1,628,775
OH Buckeye Tobacco Settlement Financing Authority
Series 2007 A-2, 5.125% 06/01/24	11,535,000	9,055,436

See Accompanying Notes to Financial Statements.

Columbia Intermediate Municipal Bond Fund

April 30, 2009 (Unaudited)

Municipal Bonds (continued)
	Par ($)	Value ($)
WI Badger Tobacco Asset Securitization Corp.
Series 2002, 6.000% 06/01/17	5,000,000	5,562,200
Tobacco Total		31,017,836
Other Total		352,075,805
Other Revenue – 0.5%
Recreation – 0.5%
FL Board of Education
Series 2002 A, Insured: FGIC: 5.250% 07/01/18	2,675,000	2,802,758
5.375% 07/01/17	1,450,000	1,533,505
5.500% 07/01/12	1,000,000	1,091,790
FL Seminole Indian Tribe
Series 2007 A, 5.750% 10/01/22 (e)	2,000,000	1,576,900
OK Chickasaw Nation Health Systems
Series 2007,
5.375% 12/01/17	4,115,000	4,026,034
Recreation Total		11,030,987
Other Revenue Total		11,030,987
Resource Recovery – 0.5%
Resource Recovery – 0.5%
FL Palm Beach County Solid Waste Authority
Series 1997 A, Insured: AMBAC 6.000% 10/01/10	5,000,000	5,294,200
NY Niagara County Industrial Development Agency
Series 2001 B, AMT, 5.550% 11/15/24 (a)	8,000,000	7,544,400
Resource Recovery Total		12,838,600
Resource Recovery Total		12,838,600
Tax-Backed – 43.2%
Local Appropriated – 2.1%
CA Orange County Public Financing Authority
Series 2005, Insured: NPFGC 5.000% 07/01/16	10,000,000	10,710,800
CA San Bernardino County
Certificates of Participation, Series 2002 A, Insured: NPFGC 5.000% 07/01/15	1,000,000	1,031,230

	Par ($)	Value ($)
FL Broward County School Board
Certificates of Participation, Series 2006, Insured: FSA 5.000% 07/01/14	1,580,000	1,716,022
FL Broward County
Certificates of Participation, Series 2004, Insured: NPFGC 5.000% 06/01/13	1,000,000	1,090,260
FL Collier County School Board
Certificates of Participation, Series 2002, Insured: FSA 5.000% 02/15/13	1,500,000	1,590,780
FL Flagler County School Board
Certificates of Participation, Series 2005 A, Insured: FSA 5.000% 08/01/18	2,320,000	2,416,187
FL Hillsborough County School Board
Certificates of Participation, Series 1998 A, Insured: NPFGC 5.500% 07/01/14	2,000,000	2,180,140
FL Lake County School Board
Certificates of Participation, Series 2006 C, Insured: AMBAC 5.250% 06/01/18	1,500,000	1,594,470
FL Miami-Dade County Public Facilities
Series 2005 B, Insured: NPFGC 5.000% 06/01/19	2,000,000	1,912,840
FL Orange County School Board
Certificates of Participation, Series 2005 A, Insured: NPFGC 5.000% 08/01/18	1,000,000	1,043,080
MI Grand Rapids Building Authority
Series 1998: 5.000% 04/01/12	1,205,000	1,294,387
5.000% 04/01/13	1,000,000	1,089,950
5.000% 04/01/14	1,415,000	1,547,430
NC Iredell County
Certificates of Participation, Series 2008, Insured: FSA 5.250% 06/01/17	1,710,000	1,949,349

See Accompanying Notes to Financial Statements.

Columbia Intermediate Municipal Bond Fund

April 30, 2009 (Unaudited)

Municipal Bonds (continued)
	Par ($)	Value ($)
SC Berkeley County School District
Series 2003, 5.250% 12/01/18	1,000,000	1,051,350
SC Charleston Educational Excellence Financing Corp.
Charleston County School District, Series 2005, 5.250% 12/01/24	10,000,000	10,239,800
SC Dorchester County School District No. 2
Series 2004, 5.250% 12/01/17	2,000,000	2,147,780
SC Greenville County School District
Series 2005, 5.500% 12/01/18	5,000,000	5,578,650
SC Newberry Investing in Children's Education
Series 2005, 5.250% 12/01/19	1,500,000	1,491,510
Local Appropriated Total		51,676,015
Local General Obligations – 11.9%
AK Anchorage
Series 2004 B, Insured: AMBAC 5.250% 12/01/15	5,000,000	5,797,500
AZ Maricopa County Unified High School District No. 210
Series 2003, Insured: NPFGC 5.000% 07/01/15	6,300,000	7,241,724
AZ Tucson
Series 1998, 5.500% 07/01/18	4,760,000	5,709,668
CA Carlsbad Unified School District
Series 1997, Insured: FGIC (b) 11/01/14	300,000	248,301
CA Los Angeles Unified School District
Series 2007 A-1, Insured: FSA 4.500% 07/01/24	4,000,000	3,875,680
Series 2007, Insured: FSA 5.000% 07/01/20	6,230,000	6,664,667
CA Manteca Unified School District
Series 2006, Insured: NPFGC (b) 08/01/24	5,000,000	2,091,650

	Par ($)	Value ($)
CA Monrovia Unified School District
Series 2005, Insured: NPFGC 5.250% 08/01/21	5,600,000	6,183,800
CA Natomas Unified School District
Series 1999, Insured: NPFGC 5.850% 03/01/15	250,000	275,775
CA San Mateo County Community College
Series 2006 A, Insured: NPFGC (b) 09/01/20	9,310,000	5,535,074
CA Union Elementary School District
Series 1999 A, Insured: NPFGC (b) 09/01/20	1,000,000	569,410
CA West Contra Costa Unified School District
Series 2005, Insured: NPFGC (b) 08/01/20	7,285,000	4,168,550
CO Adams County School District No. 12
Series 1995 A, Insured: NPFGC (b) 12/15/12	1,300,000	1,203,202
CO Jefferson County School District R-001
Series 1997 1, Insured: NPFGC 6.500% 12/15/11	10,000,000	11,311,100
FL Palm Beach County
Series 1998, 5.500% 12/01/11	2,000,000	2,202,960
FL Reedy Creek Improvement District
Series 2004 A, Insured: NPFGC 5.000% 06/01/17	1,000,000	1,012,960
IL Chicago Board of Education
Series 1996, Insured: NPFGC 6.250% 12/01/12	2,100,000	2,387,406
Series 2005 A, Insured: AMBAC 5.500% 12/01/22	5,000,000	5,538,300
IL Chicago
Series 1999, Insured: FGIC 5.250% 01/01/18	7,540,000	8,381,916

See Accompanying Notes to Financial Statements.

Columbia Intermediate Municipal Bond Fund

April 30, 2009 (Unaudited)

Municipal Bonds (continued)
	Par ($)	Value ($)
Series 2004 A, Insured: FSA 5.250% 01/01/17	1,000,000	1,106,500
IL Du Page County School District
Series 1997, Insured: FGIC 6.750% 02/01/11	1,145,000	1,235,650
IL Kendall & Kane Counties Community Unit School District No. 115
Series 2002, Insured: NPFGC (b) 01/01/17	3,050,000	2,164,829
KS Johnson County Unified School District No. 232
Series 2004, Insured: NPFGC 5.000% 09/01/15	150,000	169,388
KS Leavenworth County Unified School District No. 464
Series 2005 A, Insured: NPFGC 5.000% 09/01/19	1,030,000	1,103,758
KS Montgomery County Unified School District No. 445
Series 2002, Insured: NPFGC 6.250% 04/01/12	1,065,000	1,174,216
KS Shawnee County Unified School District No. 437
Series 2001, Insured: FSA 5.500% 09/01/13	1,555,000	1,684,889
MI Detroit City School District
Series 2002 A, Insured: FGIC 6.000% 05/01/19	2,000,000	2,146,160
Series 2003 B, Insured: FGIC 5.250% 05/01/14	2,000,000	2,139,700
MN Elk River Independent School District No. 728
Series 2001 A, Insured: NPFGC 5.000% 02/01/17	2,000,000	2,114,780
NC Cary Water & Public Improvement
Series 2001, 5.000% 03/01/13	4,300,000	4,603,537

	Par ($)	Value ($)
ND West Fargo Public School District No. 6
Series 2002, Insured: NPFGC 5.250% 05/01/17	3,600,000	3,833,712
NH Manchester
Series 2004, Insured: NPFGC 5.500% 06/01/19	4,450,000	5,348,766
NV Clark County School District
Series 2001 C, Insured: FGIC 5.375% 06/15/13	8,895,000	9,648,762
Series 2003, Insured: NPFGC 5.000% 06/15/16	10,760,000	11,445,627
NY New York City
Series 2002 D, 5.625% 06/01/14	2,500,000	2,679,925
Series 2002 E, Insured: NPFGC 5.625% 08/01/15	1,000,000	1,074,870
Series 2002 G: 5.750% 08/01/18	620,000	669,197
Insured: NPFGC: 5.625% 08/01/13	2,500,000	2,732,025
5.750% 08/01/11	14,400,000	15,617,808
Series 2005 D, 5.000% 08/01/13	4,000,000	4,383,160
Series 2005, 5.000% 08/01/20	10,000,000	10,377,900
Series 2007 D-1, 5.000% 12/01/21	5,900,000	6,113,049
OH Cleveland
Series 2005, Insured: AMBAC 5.500% 10/01/16	7,710,000	8,715,076
OH Forest Hills Local School District
Series 1997, Insured: NPFGC 6.000% 12/01/10	1,460,000	1,576,260
OH Marion City School District
Series 2000, Insured: FSA 6.500% 12/01/14	500,000	611,540
OH Mason City School District
Series 2005, Insured: NPFGC 5.250% 12/01/19	2,250,000	2,588,872

See Accompanying Notes to Financial Statements.

Columbia Intermediate Municipal Bond Fund

April 30, 2009 (Unaudited)

Municipal Bonds (continued)
	Par ($)	Value ($)
OR Linn County Community School District No. 9 Lebanon
Series 2001, Insured: NPFGC 5.250% 06/15/17	1,120,000	1,200,741
OR Yamhill County School District No. 29J Newberg
Series 2005, Insured: FGIC 5.500% 06/15/17	2,500,000	2,987,600
PA Oxford Area School District
Series 2001 A, Insured: FGIC 5.250% 02/15/11	500,000	534,165
PA Philadelphia School District
Series 2004 D, Insured: NPFGC 5.000% 06/01/15	250,000	270,718
PA Pittsburgh School District
Series 2002, Insured: FSA 5.500% 09/01/12	500,000	558,080
PA Pittsburgh
Series 2005 A, Insured: NPFGC 5.000% 09/01/17	170,000	166,286
PA Upper St. Clair Township School District
Series 2002, Insured: FSA 5.375% 07/15/13	1,000,000	1,105,200
PA Westmoreland County
Series 1997, Insured: NPFGC (b) 12/01/18	1,000,000	634,520
SC Charleston County School District
Series 2001, 5.000% 02/01/14	850,000	915,288
TN Anderson County
Series 2001, Insured: FSA 5.000% 04/01/13	1,535,000	1,620,223
TN Blount County Public Building Authority
Local Government Public Improvement, Series 2004 B-5-A, Insured: FGIC 5.000% 06/01/16	1,075,000	1,071,796

	Par ($)	Value ($)
TN Chattanooga
Series 2005 A, Insured: FSA 5.000% 09/01/14	4,150,000	4,763,453
TN Dickson County
Series 2002, Insured: NPFGC 5.000% 03/01/14	1,000,000	1,093,550
TN Hamilton County
Series 1998 B, 5.100% 08/01/24	500,000	556,855
TN Kingsport
Series 2004, Insured: AMBAC 5.000% 03/01/14	1,000,000	1,116,610
TN Lawrenceburg Public Building Authority
Series 2001 B, Insured: FSA 5.500% 07/01/16	1,330,000	1,427,422
TN Overton County
Series 2004, Insured: NPFGC 5.000% 04/01/16	1,000,000	1,088,840
TX Aldine Independent School District
Series 2005, Guarantor: PSFG 5.250% 02/15/15	1,655,000	1,877,266
TX Barbers Hill Independent School District
Series 2003, Guarantor: PSFG 5.000% 02/15/22	1,030,000	1,082,118
TX Brownsville Independent School District
Series 2005, Guarantor: PSFG 5.000% 08/15/15	1,000,000	1,153,670
TX Brownwood Independent School District
Series 2005, Insured: NPFGC 5.250% 02/15/17	1,310,000	1,412,429
TX Cedar Hill Independent School District
Series 2000, Guarantor: PSFG (b) 08/15/16	1,460,000	925,655
TX Conroe Independent School District
Series 2005 C, Guarantor: PSFG 5.000% 02/15/19	1,650,000	1,810,281

See Accompanying Notes to Financial Statements.

Columbia Intermediate Municipal Bond Fund

April 30, 2009 (Unaudited)

Municipal Bonds (continued)
	Par ($)	Value ($)
TX Corpus Christi
Series 2002, Insured: FSA 5.500% 09/01/15	1,655,000	1,826,094
TX Dickinson Independent School District
Series 2006, Guarantor: PSFG 5.000% 02/15/20	2,405,000	2,641,075
TX Duncanville Independent School District
Series 2005, Guarantor: PSFG (b) 02/15/22	2,000,000	1,114,480
TX El Paso
Series 2005, Insured: FGIC 5.250% 08/15/14	2,000,000	2,222,200
TX Fort Bend Independent School District
Series 2000, Guarantor: PSFG 5.250% 08/15/19	1,000,000	1,025,350
TX Harris County
Series 2001, 5.000% 10/01/12	10,990,000	11,828,317
TX Houston Independent School District
Series 2007, Guarantor: PSFG 4.500% 02/15/25	5,000,000	5,128,300
TX Houston
Series 2005 D, Insured: AMBAC 5.000% 03/01/17	1,000,000	1,108,790
Series 2005 E, Insured: AMBAC 5.000% 03/01/20	2,525,000	2,687,938
TX Irving
Series 2005 A, 5.000% 11/15/18	2,000,000	2,241,380
TX Katy Independent School District
Series 1992, Guarantor: PSFG (b) 08/15/11	1,775,000	1,707,692
TX La Joya Independent School District
Series 2005, Guarantor: PSFG 5.000% 02/15/20	1,000,000	1,085,060

	Par ($)	Value ($)
TX La Marque Independent School District
Series 2003, Guarantor: PSFG 5.000% 02/15/21	1,740,000	1,822,076
TX Laredo
Series 2005, Insured: AMBAC 5.000% 08/15/20	1,065,000	1,143,256
TX North Harris Montgomery Community College District
Series 2001, Insured: NPFGC 5.375% 02/15/16	420,000	432,407
TX Northside Independent School District
Series 2002 A, Guarantor: PSFG 5.250% 02/15/20	800,000	848,128
TX Rio Grande City Consolidated Independent School District
Series 2002, Guarantor: PSFG 5.000% 08/15/19	1,190,000	1,255,367
TX San Antonio Independent School District
Series 2001 B, Guarantor: PSFG (b) 08/15/11	3,500,000	3,367,280
TX San Benito Consolidated Independent School District
Series 2005, Guarantor: PSFG 5.000% 02/15/16	2,260,000	2,557,326
TX Sherman Independent School District
Series 2005 A, Guarantor: PSFG 5.000% 02/15/16	1,000,000	1,131,560
TX Webb County
Series 2005, Insured: AMBAC 5.000% 02/01/17	1,600,000	1,710,224
TX West University Place
Series 2002, 5.500% 02/01/15	1,440,000	1,566,922
TX White Settlement Independent School District
Series 2003, Guarantor: PSFG 5.375% 08/15/19	1,910,000	2,070,784

See Accompanying Notes to Financial Statements.

Columbia Intermediate Municipal Bond Fund

April 30, 2009 (Unaudited)

Municipal Bonds (continued)
	Par ($)	Value ($)
TX Williamson County
Series 2005, Insured: NPFGC 5.000% 02/15/16	1,985,000	2,208,491
WA Clark County School District No. 117
Series 1998, Insured: AMBAC 5.000% 12/01/12	1,805,000	1,964,129
WA Clark County School District No. 37
Series 2001 C, Insured: FGIC (b) 12/01/16	1,000,000	744,850
WA King & Snohomish Counties School District
Series 1993, Insured: FGIC 5.600% 12/01/10	6,150,000	6,365,496
WA Seattle
Series 1998 A, 5.500% 03/01/11	1,370,000	1,479,531
WA Spokane County School District No. 354
Series 1998, Insured: FGIC 5.250% 12/01/11	1,600,000	1,724,336
WI Milwaukee County
Series 2001 A: 5.000% 10/01/12	2,500,000	2,706,500
5.000% 10/01/13	2,500,000	2,688,850
Local General Obligations Total		289,236,554
Special Non-Property Tax – 9.6%
CA Los Angeles County Metropolitan Transportation Authority
Series 2003 A, Insured: FSA: 5.000% 07/01/17	6,280,000	6,895,126
5.000% 07/01/18	7,700,000	8,182,405
CO Department of Transportation
Series 2002 B, Insured: NPFGC: 5.500% 06/15/14	3,000,000	3,446,340
5.500% 06/15/15	1,000,000	1,156,760
FL Broward County Professional Sports Facilities
Series 2006 A, Insured: AMBAC 5.000% 09/01/18	2,500,000	2,596,675

	Par ($)	Value ($)
FL Division Bond Finance Department
Series 1998, Insured: FSA 6.000% 07/01/13	10,000,000	11,441,200
FL Hillsborough County Industrial Development Authority
Series 2002 B, Insured: AMBAC 5.500% 09/01/15	2,335,000	2,555,120
FL Hurricane Catastrophe Fund Finance Corp.
Series 2006 A, 5.250% 07/01/12	12,000,000	12,380,400
Series 2008 A, 5.000% 07/01/14	15,000,000	15,310,350
FL Jacksonville Guaranteed Entitlement Improvement
Series 2002, Insured: FGIC: 5.375% 10/01/18	3,450,000	3,597,280
5.375% 10/01/19	3,720,000	3,853,548
FL Jacksonville Sales Tax
Series 2001, Insured: FGIC 5.500% 10/01/12	2,000,000	2,223,200
Series 2002, Insured: FGIC 5.375% 10/01/18	1,000,000	1,070,390
Series 2003, Insured: NPFGC 5.250% 10/01/19	1,080,000	1,131,030
FL Jacksonville
Series 2003 C, AMT, Insured: NPFGC 5.250% 10/01/19	1,750,000	1,716,243
FL Lee County
Series 1997 A, Insured: NPFGC 5.750% 10/01/11	1,000,000	1,070,340
FL Miami-Dade County Transit Sales Tax
Series 2006, Insured: SYNC 5.000% 07/01/19	5,040,000	5,230,210
FL Osceola County Tourist Development Tax
Series 2002 A, Insured: FGIC 5.500% 10/01/14	1,555,000	1,656,059

See Accompanying Notes to Financial Statements.

Columbia Intermediate Municipal Bond Fund

April 30, 2009 (Unaudited)

Municipal Bonds (continued)
	Par ($)	Value ($)
FL Palm Beach County Public Improvement
Series 2004, 5.000% 08/01/17	1,000,000	1,097,910
FL Tampa Sports Authority
Series 1995, Insured: NPFGC: 5.750% 10/01/15	2,500,000	2,675,750
5.750% 10/01/20	1,000,000	1,028,380
IL Dedicated Tax Capital Appreciation
Series 1990, Insured: AMBAC (b) 12/15/17	2,540,000	1,836,598
IL Regional Transportation Authority
Series 1994 C, Insured: FGIC 7.750% 06/01/11	1,750,000	1,966,440
IL State
Series 2002, Insured: FGIC 5.500% 06/15/15	1,000,000	1,143,400
KS Wichita
Series 2003-772, Insured: FGIC 4.250% 09/01/16	1,260,000	1,298,644
KS Wyandotte County Unified Government
Series 2005 B, 4.750% 12/01/16	2,000,000	1,871,320
MA State
Series 2005 A, Insured: FSA 5.500% 06/01/16	13,615,000	15,886,390
MD Department of Transportation
Series 2002, 5.500% 02/01/15	3,750,000	4,397,437
MI Trunk Line
Series 1998 A, 5.500% 11/01/16	2,000,000	2,267,580
Series 2005, Insured: FSA 5.250% 11/01/17	5,050,000	5,794,269
NJ Economic Development Authority
Series 2004: 5.375% 06/15/15	4,000,000	3,765,640
5.500% 06/15/16	5,500,000	5,130,400
NM Bernalillo County
Series 1998, 5.250% 04/01/27	3,000,000	3,229,230

	Par ($)	Value ($)
NM Dona Ana County
Series 1998, Insured: AMBAC 5.500% 06/01/16	750,000	774,998
NV Sparks Tourism Improvement District No. 1
Series 2008 A, 6.500% 06/15/20	5,000,000	3,838,300
NY Metropolitan Transportation Authority
Series 2004 A, Insured: FGIC: 5.250% 11/15/16	3,000,000	3,348,450
5.250% 11/15/17	4,000,000	4,452,000
NY Nassau County Interim Finance Authority
Series 2003 B, Insured: AMBAC 5.000% 11/15/14	5,720,000	6,305,213
NY New York City Transitional Finance Authority
Series 1998 A, 5.500% 11/15/16	1,330,000	1,470,515
Series 2002 A, 5.500% (f) 11/01/26	10,000,000	10,608,400
Series 2004 C, 5.250% 02/01/18	3,500,000	3,797,780
Series 2007 C-1, 5.000% 11/01/20	10,300,000	11,218,245
NY Urban Development Corp.
Series 2004 A, Insured: NPFGC 5.500% 03/15/20	29,450,000	33,654,282
PA Pittsburgh & Allegheny County
Series 1999, Insured: AMBAC 5.250% 02/01/12	500,000	508,595
PR Commonwealth of Puerto Rico Highway & Transportation Authority
Series 2002 E, Insured: FSA 5.500% 07/01/12	1,000,000	1,050,560
Series 2005 L, Insured: CIFG 5.250% 07/01/18	2,000,000	2,045,140
TX Corpus Christi Business & Job Development Corp.
Series 2002, Insured: AMBAC: 5.500% 09/01/14	2,065,000	2,283,353
5.500% 09/01/18	1,250,000	1,335,850

See Accompanying Notes to Financial Statements.

Columbia Intermediate Municipal Bond Fund

April 30, 2009 (Unaudited)

Municipal Bonds (continued)
	Par ($)	Value ($)
TX Harris County
Series 2004 B, Insured: FSA 5.000% 08/15/32 (a)	2,000,000	2,165,620
TX Houston Hotel Occupancy
Series 2001 B, Insured: AMBAC: (b) 09/01/17	2,000,000	1,251,560
5.250% 09/01/19	1,195,000	1,219,020
5.250% 09/01/20	1,265,000	1,284,785
VA Peninsula Town Center Community Development Authority
Series 2007, 6.250% 09/01/24	2,375,000	1,742,822
Special Non-Property Tax Total		233,257,552
Special Property Tax – 1.2%
FL Ave Maria Stewardship Community Development District
Series 2006, 4.800% 11/01/12	1,000,000	661,570
FL Oakmont Grove Community Development District
Series 2007 B, 5.250% 05/01/12	2,000,000	1,102,480
FL Parker Road Community Development District
Series 2007 B, 5.350% 05/01/15	2,000,000	1,526,140
FL Six Mile Creek Community Development District
Series 2007: 5.500% 05/01/17	2,000,000	1,218,600
5.650% 05/01/22	3,000,000	1,525,800
FL Sweetwater Creek Community Development District
Series 2007 B-1, 5.300% 05/01/17	4,485,000	2,839,229
Series 2007 B-2, 5.125% 05/01/13	2,680,000	1,721,498
FL Tolomato Community Development District
Series 2007, 6.450% 05/01/23	7,500,000	5,594,700
FL Viera East Community Development District
Series 2006, Insured: NPFGC 5.750% 05/01/19	1,910,000	1,954,331

	Par ($)	Value ($)
FL Waterset North Community Development District
Series 2007 B, 6.550% 11/01/15	10,000,000	6,590,600
FL West Palm Beach Community Redevelopment
Series 2005 A, 5.000% 03/01/25	980,000	842,839
MO Fenton
Tax Increment Revenue, Series 2006, 4.500% 04/01/21	1,120,000	985,768
NV Las Vegas Redevelopment Agency
Sub Lien-Fremont Street, Series 2003 A, 5.000% 06/15/13	3,685,000	3,629,578
Special Property Tax Total		30,193,133
State Appropriated – 8.1%
AZ School Facilities Board
Series 2008, 5.500% 09/01/15	7,500,000	8,300,550
CA Public Works Board
Department of Mental Health, Coalinga State Hospital, Series 2004 A, 5.500% 06/01/19	2,000,000	2,036,520
Series 2003 C, 5.500% 06/01/18	1,500,000	1,550,730
Series 2006 F, Insured: FGIC 5.250% 11/01/18	4,000,000	4,168,920
FL Department Management Services Division
Series 2003 A, Insured: FSA 5.250% 09/01/15	1,515,000	1,727,751
Series 2005 A, Insured: AMBAC 5.000% 09/01/21	3,000,000	3,114,870
KY Turnpike Authority
Series 2001 A, Insured: AMBAC 5.500% 07/01/13	1,000,000	1,136,740
MI Building Authority
Series 2003, Insured: FSA 5.250% 10/15/14	10,000,000	10,680,200

See Accompanying Notes to Financial Statements.

Columbia Intermediate Municipal Bond Fund

April 30, 2009 (Unaudited)

Municipal Bonds (continued)
	Par ($)	Value ($)
NJ Economic Development Authority
Series 2001 A, Insured: AMBAC 5.500% 06/15/13	1,000,000	1,116,070
Series 2005 K, Insured: AMBAC 5.500% 12/15/19	2,500,000	2,811,275
NJ State Transit Corp.
Certificates of Participation, Series 2002 A, Insured: AMBAC 5.500% 09/15/15	6,725,000	7,305,502
NJ Transportation Trust Fund Authority
Series 1995, Insured: NPFGC 6.500% 06/15/10	1,000,000	1,052,290
Series 2001 C, Insured: FSA 5.500% 12/15/18	2,000,000	2,234,900
Series 2003 A, Insured: AMBAC 5.500% 12/15/15	3,260,000	3,657,785
Series 2006 A, Insured: FSA: 5.500% 12/15/21	4,700,000	5,188,800
5.250% 12/15/22	4,000,000	4,283,040
NY Dormitory Authority
City University, Series 2002 B, Insured: AMBAC 5.250% 11/15/26 (a)	1,000,000	1,059,790
Series 1993 A: 5.250% 05/15/15	5,850,000	6,388,668
Insured: FSA 5.250% 05/15/15	4,000,000	4,368,320
Series 1993 B, Insured: FSA 5.250% 05/15/11	10,000,000	10,769,200
Series 1995 A: Insured: AMBAC 5.625% 07/01/16	1,250,000	1,363,438
Insured: FGIC 5.625% 07/01/16	5,000,000	5,440,250
Insured: FSA 5.625% 07/01/16	500,000	545,465
Series 2005 A: Insured: AMBAC 5.250% 05/15/18	6,000,000	6,494,640
Insured: FGIC: 5.500% 05/15/17	10,000,000	11,136,000
5.500% 05/15/22	6,730,000	7,292,763

	Par ($)	Value ($)
NY Tollway Authority
Series 2002, 5.500% 04/01/13	4,510,000	4,909,135
NY Urban Development Corp.
Series 1995, 5.750% 04/01/11	500,000	538,175
Series 2002 A, 5.000% 01/01/17	4,000,000	4,136,440
Series 2008 B: 5.000% 01/01/19	4,000,000	4,260,040
5.000% 01/01/20	10,460,000	11,001,305
PR Commonwealth of Puerto Rico Public Finance Corp.
Series 2004 A: Insured: AMBAC 5.250% 08/01/30 (a)	4,240,000	4,150,536
LOC: Government Development Bank for Puerto Rico 5.750% 08/01/27 (a)	4,175,000	4,176,670
UT Building Ownership Authority
Series 1998, Insured: FSA 5.500% 05/15/14	5,000,000	5,744,150
VA Public School Authority
Series 2001 A, 5.000% 08/01/17	3,500,000	3,703,175
Series 2005 B, 5.250% 08/01/16	13,995,000	16,463,858
Series 2005, 5.000% 08/01/16	6,285,000	7,174,202
WI State
Series 2009 A, 5.125% 05/01/23	14,000,000	14,369,320
State Appropriated Total		195,851,483
State General Obligations – 10.3%
CA Economic Recovery
Series 2004 A, Insured: NPFGC: 5.000% 07/01/11	1,500,000	1,597,335
5.000% 07/01/15	5,000,000	5,420,500
CA State
Series 2002, Insured: AMBAC 6.000% 02/01/18	5,000,000	5,677,050
Series 2003, 5.250% 11/01/18	1,000,000	1,042,920
Series 2004, 5.000% 02/01/20	750,000	766,868

See Accompanying Notes to Financial Statements.

Columbia Intermediate Municipal Bond Fund

April 30, 2009 (Unaudited)

Municipal Bonds (continued)
	Par ($)	Value ($)
Series 2007, 4.500% 08/01/26	11,500,000	10,406,810
FL Board of Education
Series 1998 B, 5.250% 06/01/11	3,990,000	4,309,679
Series 2005 B, 5.000% 01/01/14	17,395,000	19,324,105
Series 2005 C, 5.000% 06/01/13	11,830,000	13,165,489
FL Department of Transportation
Series 2002, 5.250% 07/01/13	7,290,000	8,049,108
FL State
Series 2004 A, 5.000% 07/01/30	1,000,000	1,003,090
HI State
Series 2002 CY, Insured: FSA 5.500% 02/01/12	10,000,000	11,086,800
Series 2008 DK, 5.000% 05/01/22	10,750,000	11,674,500
MA Bay Transportation Authority
Series 1991 A, Insured: NPFGC 7.000% 03/01/21	5,750,000	7,073,075
Series 1998 A, Insured: NPFGC: 5.500% 03/01/12	1,290,000	1,429,191
5.500% 03/01/14	750,000	859,222
MA State
Series 1998 C, 5.250% 08/01/17	1,775,000	2,072,596
Series 2002 C, 5.500% 11/01/17	10,000,000	11,873,100
Series 2002 D, Insured: AMBAC 5.500% 08/01/18	6,500,000	7,715,110
Series 2003 D, 5.500% 10/01/17	5,000,000	5,933,250
Series 2004 A, 5.250% 08/01/13	11,605,000	13,263,935
Series 2004 C, Insured: FSA 5.500% 12/01/16	10,000,000	11,847,100
Series 2007 A, 1.334% 11/01/25 (a)	10,000,000	6,030,000

	Par ($)	Value ($)
MI State
Series 2001, 5.500% 12/01/15	1,250,000	1,370,462
MN State
Series 2000, 5.500% 11/01/13	1,000,000	1,057,370
MS State
Series 2002 A, 5.500% 12/01/14	3,000,000	3,515,940
NJ State
Series 2001 H, 5.250% 07/01/14	5,000,000	5,720,100
PA State
Series 2002, 5.500% 02/01/15	3,000,000	3,517,950
Series 2004: Insured: FSA 5.375% 07/01/18	12,000,000	14,274,720
Insured: NPFGC 5.375% 07/01/16	10,000,000	11,832,800
Series 2005, 5.000% 01/01/15	5,500,000	6,306,960
PR Commonwealth of Puerto Rico
Series 1997, Insured: NPFGC 6.500% 07/01/15	4,190,000	4,370,715
Series 2001 A, 5.500% 07/01/13	6,395,000	6,489,518
Series 2006 B, 5.250% 07/01/16	5,000,000	4,857,250
SC State
Series 2001, 5.000% 04/01/16	5,000,000	5,352,200
UT State
Series 2002 B, 5.375% 07/01/11	10,000,000	10,943,200
WA State
Series 2002, Insured: NPFGC 5.000% 01/01/18	10,000,000	10,435,700
State General Obligations Total		251,665,718
Tax-Backed Total		1,051,880,455

See Accompanying Notes to Financial Statements.

Columbia Intermediate Municipal Bond Fund

April 30, 2009 (Unaudited)

Municipal Bonds (continued)
	Par ($)	Value ($)
Transportation – 7.3%
Air Transportation – 0.1%
TN Memphis Shelby County Airport Authority
FedEx Corp., Series 1997, 5.350% 09/01/12	3,530,000	3,560,923
Air Transportation Total		3,560,923
Airports – 2.0%
CO Denver City & County
Series 2000 A, AMT, Insured: AMBAC 6.000% 11/15/15	3,075,000	3,124,046
FL Greater Orlando Aviation Authority
Series 2003 A, Insured: FSA 5.000% 10/01/13	1,500,000	1,666,575
IL Chicago O'Hare International Airport
Series 1993 C, Insured: NPFGC 5.000% 01/01/11	5,640,000	5,872,707
Series 2005, Insured: NPFGC 5.250% 01/01/17	10,000,000	10,641,300
MA Port Authority
Series 2007 D, Insured: FSA 5.000% 07/01/17	8,000,000	8,957,440
MO St. Louis Airport Revenue
Series 2007, Insured: FSA 5.000% 07/01/21	12,150,000	12,502,107
TX Houston Airport Systems
Sub-Lien, Series 2002, Insured: FSA 5.000% 07/01/27	5,000,000	5,034,600
Airports Total		47,798,775
Toll Facilities – 4.0%
CA San Joaquin Hills Transportation Corridor Agency
Series 1997 A, Insured: NPFGC (b) 01/15/12	7,600,000	6,529,768
CO E-470 Public Highway Authority
Series 1997 B, Insured: NPFGC (b) 09/01/12	10,000,000	8,286,500

	Par ($)	Value ($)
Series 2000, Insured: NPFGC (b) 09/01/18	1,500,000	787,155
GA Road & Tollway Authority
Series 2009 A, 5.000% 06/01/19	10,000,000	11,115,100
IL Toll Highway Authority
Series 2006 A-1, Insured: FSA 5.000% 01/01/18	2,000,000	2,202,000
KS Turnpike Authority
Series 2002, Insured: FSA: 5.250% 09/01/15	1,855,000	2,169,441
5.250% 09/01/16	1,230,000	1,446,652
NJ Turnpike Authority
Series 2000 A, Insured: NPFGC 6.000% 01/01/11	2,125,000	2,260,554
NY Thruway Authority
Second General Highway & Bridge Trust Fund: Series 2003 A, Insured: NPFGC 5.250% 04/01/12	2,145,000	2,342,340
Series 2005 B, Insured: AMBAC 5.500% 04/01/20	10,840,000	12,234,024
Series 2007 B, 5.000% 04/01/19	5,000,000	5,422,350
NY Triborough Bridge & Tunnel Authority
Series 2008 B-1, 5.000% 11/15/25 (a)	5,000,000	5,335,700
Series 2008 D, 5.000% 11/15/22	10,000,000	10,644,500
OH Turnpike Commission
Series 1998 A, Insured: FGIC 5.500% 02/15/21	2,000,000	2,290,060
PA Turnpike Commission
Series 2001 S, 5.500% 06/01/15	1,000,000	1,082,560
TX North Tollway Authority
First Tier: Series 2008 A, 6.000% 01/01/22	14,000,000	15,168,580

See Accompanying Notes to Financial Statements.

Columbia Intermediate Municipal Bond Fund

April 30, 2009 (Unaudited)

Municipal Bonds (continued)
	Par ($)	Value ($)
Series 2008 E-3, 5.750% 01/01/38 (a)	8,650,000	8,792,725
Toll Facilities Total		98,110,009
Transportation – 1.2%
FL Osceola County Transportation
Series 2004, Insured: NPFGC 5.000% 04/01/18	1,000,000	1,028,380
IL Chicago Transit Authority
Series 2008 A, 5.000% 06/01/16	2,500,000	2,743,325
IN Transportation Finance Authority
Series 2000, 5.750% 12/01/14	2,485,000	2,641,083
KS Department of Transportation
Series 2004 A, 5.500% 03/01/18	11,775,000	14,097,147
NY Metropolitan Transportation Authority
Series 2007 A, Insured: FSA: 5.000% 11/15/20	5,000,000	5,262,500
5.000% 11/15/21	3,000,000	3,126,960
Transportation Total		28,899,395
Transportation Total		178,369,102
Utilities – 15.2%
Independent Power Producers – 0.3%
CA Sacramento Power Authority
Series 2005, Insured: AMBAC 5.250% 07/01/14	6,680,000	7,249,470
Independent Power Producers Total		7,249,470
Investor Owned – 1.5%
AR Independence County
Entergy Mississippi, Inc., Series 1999, Insured: AMBAC 4.900% 07/01/22	4,600,000	4,040,272
CO Adams County Pollution Control
Public Service Co., Series 2005 A, Insured: NPFGC 4.375% 09/01/17	11,550,000	9,987,169

	Par ($)	Value ($)
FL Hillsborough County Industrial Development Authority
Tampa Electric Co., Series 2007 B, 5.150% 09/01/25 (a)	2,000,000	1,996,240
NH Business Finance Authority
Series 2001 C, Insured: NPFGC 5.450% 05/01/21	1,500,000	1,442,145
TX Brazos River Authority
TXU Energy Co., LLC: Series 2001 C, AMT, 5.750% 05/01/36 (a)	5,195,000	3,101,467
Series 2003 D, 5.400% 10/01/29 (a)	6,100,000	2,867,549
TX Sabine River Authority
TXU Energy Co., LLC, Series 2001 A, 5.500% 05/01/22 (a)	6,265,000	3,802,667
Series 2001 B, AMT, 5.750% 05/01/30 (a)	2,995,000	1,788,045
WV Economic Development Authority
Pollution Control Revenue, Appalachian Power, Series 2008 C, 4.850% 05/01/19	6,500,000	6,340,685
Investor Owned Total		35,366,239
Joint Power Authority – 2.3%
FL Municipal Power Agency
Series 2002, Insured: AMBAC 5.500% 10/01/21	1,850,000	1,931,252
GA Municipal Electric Authority
Series 1998 Y, Insured: AMBAC 6.400% 01/01/13	4,205,000	4,573,064
MI Public Power Agency
Series 2002 A, Insured: NPFGC 5.250% 01/01/16	1,000,000	1,142,190
NC Eastern Municipal Power Agency
Series 2008 A, Insured: AGO 5.250% 01/01/19	3,200,000	3,398,848
OK Grand River Dam Authority
Series 2002 A, Insured: FSA 5.000% 06/01/12	1,000,000	1,094,110

See Accompanying Notes to Financial Statements.

Columbia Intermediate Municipal Bond Fund

April 30, 2009 (Unaudited)

Municipal Bonds (continued)
	Par ($)	Value ($)
SC Public Service Authority
Series 2002 A, Insured: FSA 5.500% 01/01/11	5,000,000	5,353,350
TX Sam Rayburn Municipal Power Agency
Series 2002: 5.500% 10/01/11	8,355,000	8,446,821
6.000% 10/01/16	3,000,000	2,975,100
UT Intermountain Power Agency
Series 2007, 5.000% 07/01/17	15,000,000	16,361,250
WA Energy Northwest Electric
Series 2002 A, Insured: NPFGC: 5.500% 07/01/16	4,675,000	5,074,339
5.750% 07/01/18	1,000,000	1,072,480
WI Sheboygan Pollution Control
Wisconsin Power, Series 2008, Insured: FGIC 5.000% 09/01/15	5,000,000	5,288,600
Joint Power Authority Total		56,711,404
Municipal Electric – 4.6%
CA Department of Water Resources
Series 2002 A: 5.500% 05/01/11	10,000,000	10,716,400
6.000% 05/01/13	2,000,000	2,225,820
Insured: AMBAC 5.500% 05/01/14	6,000,000	6,529,500
Series 2008 H, 5.000% 05/01/21	12,500,000	13,298,125
CA Los Angeles Department of Water & Power
Series 2006 A, Insured: NPFGC 5.000% 07/01/13	10,000,000	11,194,100
FL Gainesville Utilities Systems
Series 1992 B, 6.500% 10/01/11	3,000,000	3,347,070
FL JEA St. John's River Power Park Systems
Series 1997, Insured: NPFGC 5.000% 10/01/19	1,000,000	1,032,670
FL Kissimmee Utilities Authority Electrical System
Series 2003, Insured: FSA 5.250% 10/01/15	2,235,000	2,443,079

	Par ($)	Value ($)
FL Orlando Utilities Commission Utility Systems
Series 2005 B, 5.000% 10/01/24	3,000,000	3,078,510
OH American Municipal Power, Inc.
Series 2008: 5.250% 02/15/20	4,060,000	4,367,342
5.250% 02/15/22	4,810,000	5,073,155
PR Commonwealth of Puerto Rico Electric Power Authority
Series 1997 BB, Insured: NPFGC 6.000% 07/01/12	3,000,000	3,134,490
Series 2002 KK, Insured: FSA: 5.250% 07/01/12	1,000,000	1,052,630
5.500% 07/01/15	10,000,000	10,649,200
TN Metropolitan Government Nashville & Davidson County
Series 1998 B, 5.500% 05/15/13	3,000,000	3,411,090
TX Austin
Series 2002 A, Insured: AMBAC 5.500% 11/15/13	2,000,000	2,252,040
Series 2002, Insured: FSA 5.500% 11/15/12	2,410,000	2,711,346
Subordinated Lien, Series 1998, Insured: NPFGC 5.250% 05/15/18	1,100,000	1,206,337
TX San Antonio Electric & Gas
Series 2002, 5.375% 02/01/14	2,500,000	2,830,300
Series 2005, 5.000% 02/01/18	10,000,000	10,835,100
WA Seattle Municipal Light & Power
Series 2001, Insured: FSA 5.250% 03/01/11	10,365,000	11,117,810
Municipal Electric Total		112,506,114
Water & Sewer – 6.5%
CA Citrus Heights Water District
Series 2000, Insured: FGIC 5.250% 10/01/20	1,800,000	1,826,082

See Accompanying Notes to Financial Statements.

Columbia Intermediate Municipal Bond Fund

April 30, 2009 (Unaudited)

Municipal Bonds (continued)
	Par ($)	Value ($)
CA Department of Water Resources
Series 2002 X, 5.500% 12/01/15	990,000	1,168,051
CA Fresno Sewer Revenue
Series 1993 A-1, Insured: AMBAC 5.250% 09/01/19	5,000,000	5,549,600
CA Pico Rivera Water Authority
Series 1999 A, Insured: NPFGC 5.500% 05/01/29	3,000,000	3,176,940
FL Brevard County Utilities
Series 2002, Insured: FGIC 5.250% 03/01/14	2,000,000	2,151,720
FL Cocoa Water & Sewer
Series 2003, Insured: AMBAC 5.500% 10/01/19	1,000,000	1,089,800
FL Governmental Utility Authority
Series 2003, Insured: AMBAC 5.000% 10/01/17	1,180,000	1,228,781
FL Holly Hill Water & Sewer
Series 2002, Insured: NPFGC 5.000% 10/01/15	745,000	793,939
FL Hollywood Water & Sewer
Series 2003, Insured: FSA 5.000% 10/01/17	1,070,000	1,134,714
FL Miami-Dade County Florida Water & Sewer
Series 2008 B, Insured: FSA 5.250% 10/01/21	20,000,000	21,612,600
FL Miami-Dade County Stormwater
Series 2004, Insured: NPFGC 5.000% 04/01/24	2,445,000	2,484,951
FL Municipal Loan Council
Series 2002 B, Insured: NPFGC 5.375% 08/01/16	1,485,000	1,553,176

	Par ($)	Value ($)
FL Sarasota County Utilities Systems
Series 2002 C, Insured: FGIC 5.250% 10/01/16	1,000,000	1,075,450
FL Sebring Water & Wastewater
Series 2002, Insured: FGIC 5.250% 01/01/14	1,030,000	1,107,683
FL Tallahassee Consolidated Utility System
Series 2001, Insured: FGIC: 5.500% 10/01/14	1,330,000	1,511,159
5.500% 10/01/17	1,900,000	2,172,004
5.500% 10/01/18	1,000,000	1,136,060
FL Tampa Bay Water Utility Systems
Series 2005, Insured: FGIC 5.500% 10/01/19	1,500,000	1,694,910
FL Tohopekaliga Water Utilities Authority
Series 2003 B, Insured: FSA 5.250% 10/01/17	1,110,000	1,221,067
FL Winter Park Water & Sewer
Series 2002, Insured: AMBAC 5.250% 12/01/14	1,405,000	1,533,276
GA Atlanta Water & Wastewater
Series 1999 A, Insured: FGIC 5.500% 11/01/18	15,305,000	16,201,108
IN Bond Bank
Series 2001 A, 5.375% 02/01/13	1,910,000	2,146,382
MA Water Resource Authority
Series 1998 B, Insured: FSA 5.500% 08/01/15	1,000,000	1,176,930
MI Sewage Disposal Revenue
Series 2003 A, Insured: FSA 5.000% 07/01/14	2,820,000	2,969,206

See Accompanying Notes to Financial Statements.

Columbia Intermediate Municipal Bond Fund

April 30, 2009 (Unaudited)

Municipal Bonds (continued)
	Par ($)	Value ($)
NY Municipal Water Finance Authority
Series 2002, Insured: FSA 5.375% 06/15/16	10,000,000	10,917,400
Series 2009 EE 5.000% 06/15/17	10,000,000	11,232,900
NY New York City Municipal Water Finance Authority
Series 2000 B, 5.125% 06/15/31	7,000,000	7,038,010
OH Cleveland Waterworks
Series 1993 G, Insured: NPFGC 5.500% 01/01/13	750,000	772,500
OH Hamilton County Sewer System
Series 2005 A, Insured: NPFGC 5.000% 12/01/15	5,535,000	6,235,344
PA Allegheny County
Series 2005 A, Insured: NPFGC 5.000% 12/01/17	265,000	283,049
TX Colorado River Municipal Water
Series 2003, Insured: AMBAC 5.000% 01/01/12	4,030,000	4,311,133
TX Corpus Christi
Series 2002, Insured: FSA 5.000% 07/15/14	1,000,000	1,075,780
Series 2005 A, Insured: AMBAC 5.000% 07/15/19	2,000,000	2,102,800
TX Dallas Waterworks & Sewer Systems
Series 2003, Insured: FSA 5.375% 10/01/12	10,000,000	11,276,100
TX Houston Utility System
Series 2004 A, Insured: FGIC 5.250% 05/15/24	5,000,000	5,119,800
TX Houston Water & Sewer System
Junior Lien, Series 2001 A, Insured: FSA 5.500% 12/01/17	4,720,000	5,159,904

	Par ($)	Value ($)
Series 1991 C, Insured: AMBAC (b) 12/01/11	4,000,000	3,814,960
TX McKinney
Series 2005, Insured: FGIC 5.250% 08/15/17	1,125,000	1,256,929
TX North Harris County Regional Water Authority
Series 2008, 5.250% 12/15/20	4,415,000	4,751,158
TX Nueces River Authority
Series 2005, Insured: FSA 5.000% 07/15/15	1,000,000	1,121,810
TX San Antonio
Series 2005, Insured: NPFGC 5.000% 05/15/14	1,000,000	1,125,700
TX Trinity River Authority
Series 2005, Insured: NPFGC: 5.000% 02/01/17	1,000,000	1,089,390
5.000% 02/01/18	1,000,000	1,076,610
Water & Sewer Total		157,476,866
Utilities Total		369,310,093
Total Municipal Bonds (cost of $2,344,776,017)		2,348,671,117
Investment Companies – 2.8%
	Shares
Columbia Tax-Exempt Reserves, Capital Class (7 day yield of 0.700%) (g)(h)	33,221,000	33,221,000
Dreyfus Tax-Exempt Cash Management Fund (7 day yield of 0.794%)	34,915,714	34,915,714
Total Investment Companies (cost of $68,136,714)		68,136,714

See Accompanying Notes to Financial Statements.

Columbia Intermediate Municipal Bond Fund

April 30, 2009 (Unaudited)

Short-Term Obligation – 0.0%
	Par ($)	Value ($)
Variable Rate Demand Note (i) – 0.0%
WI University Hospitals & Clinics Authority
Series 2008 B, LOC: U.S. Bank N.A. 0.450% 04/01/34	100,000	100,000
Variable Rate Demand Note Total		100,000
Total Short-Term Obligation (cost of $100,000)		100,000
Total Investments – 99.3% (cost of $2,413,012,731) (j)		2,416,907,831
Other Assets & Liabilities, Net – 0.7%		17,718,437
Net Assets – 100.0%		2,434,626,268

Notes to Investment Portfolio:

(a)  The interest rate shown on floating rate or variable rate securities reflects the rate at April 30, 2009.

(b)  Zero coupon bond.

(c)  The Fund has been informed that each issuer has placed direct obligations of the U.S. Government in an irrevocable trust, solely for the payment of principal and interest.

(d)  Step bond. This security is currently not paying coupon. Shown parenthetically is the next coupon rate to be paid and the date the security will begin accruing at this rate.

(e)  Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2009, this security, which is illiquid amounted to $1,576,900, which represents 0.1% of net assets.

Security	Acquisition Date	Par	Cost	Value
FL Seminole Indian Tribe Series 2007 A, 5.750% 10/01/22	09/27/07	$2,000,000	$2,067,305	$1,576,900

(f)  Step bond. Shown parenthetically is the next coupon rate to be paid and the date the security will begin accruing at this rate.

(g)  Investments in affiliates during the six-month period ended April 30, 2009:

  Security name: Columbia Tax-Exempt Reserves,

Capital Class (7 day yield of 0.700%)

Shares as of 10/31/08:	–
Shares purchased:	140,498,101
Shares sold:	(107,277,101)
Shares as of 04/30/09:	33,221,000
Net realized gain/loss:	$–
Dividend income earned:	$74,334
Value at end of period:	$33,221,000

(h)  Money market mutual fund registered under the Investment Company Act of 1940, as amended, and advised by Columbia Management Advisors, LLC.

(i)  Variable rate demand notes. These securities are payable upon demand and are secured by letters of credit or other credit support agreements from banks. The interest rates change periodically and the interest rates shown reflect the rate at April 30, 2009.

(j)  Cost for federal income tax purposes is $2,412,961,679.

The following table summarizes the inputs used, as of April 30, 2009, in valuing the Fund's assets:

Valuation Inputs	Investments in Securities	Other Financial Instruments
Level 1 – Quoted Prices	$68,136,714	$–
Level 2 – Other Significant Observable Inputs	2,348,771,117	–
Level 3 – Significant Unobservable Inputs	–	–
Total	$2,416,907,831	$–

For more information on valuation inputs, and their aggregation into the levels used in the table above, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

At April 30, 2009, the composition of the Fund by revenue source is as follows:

Holdings By Revenue Source	% of Net Assets
Tax-Backed	43.2
Utilities	15.2
Refunded/Escrowed	10.5
Health Care	9.7
Transportation	7.3
Other	4.0
Education	3.1
Industrials	1.4
Housing	1.1
Resource Recovery	0.5
Other Revenue	0.5
	96.5
Investment Companies	2.8
Short-Term Obligation	0.0	*
Other Assets & Liabilities, Net	0.7
	100.0

*  Represents less than 0.1%.

Acronym	Name
AGO	Assured Guaranty Ltd.

AMBAC	Ambac Assurance Corp.

AMT	Alternative Minimum Tax

CIFG	CIFG Assurance North America, Inc.

FGIC	Financial Guaranty Insurance Co.

FHA	Federal Housing Administration

FNMA	Federal National Mortgage Association

FSA	Financial Security Assurance, Inc.

GNMA	Government National Mortgage Association

LIQ FAC	Liquidity Facility

LOC	Letter of Credit

NPFGC	National Public Finance Guarantee Corp.

PSFG	Permanent School Fund Guarantee

RAD	Radian Asset Assurance, Inc.

SYNC	Syncora Guarantee, Inc.

See Accompanying Notes to Financial Statements.

Investment Portfolio – Columbia Massachusetts Intermediate Municipal Bond Fund

April 30, 2009 (Unaudited)

Municipal Bonds – 95.7%
	Par ($)	Value ($)
Education – 14.3%
Education – 14.1%
MA College Building Authority Project Revenue
Series 2004 A, Insured: NPFGC 5.000% 05/01/16	530,000	568,960
MA Development Finance Agency
Boston College, Series 2007 P, 5.000% 07/01/20	3,260,000	3,506,293
Clark University, Series 1998, 5.250% 07/01/16	1,445,000	1,464,854
Emerson College, Series 2006: 5.000% 01/01/21	2,500,000	2,518,825
5.000% 01/01/23	1,000,000	991,140
Hampshire College, Series 2004, 5.150% 10/01/14	200,000	207,762
Mount Holyoke College: Series 2001, 5.500% 07/01/13	1,355,000	1,464,484
Series 2008, 5.000% 07/01/23	1,285,000	1,353,992
Wheelock College, Series 2007 C, 5.000% 10/01/17	1,190,000	1,095,895
Worcester Polytechnic Institute, Series 2007, Insured: NPFGC 5.000% 09/01/22	1,710,000	1,752,408
MA Health & Educational Facilities Authority
Boston College: Series 2003 N, 5.250% 06/01/15	1,000,000	1,098,940
Series 2008, 5.500% 06/01/24	3,000,000	3,385,740
Brandeis University, Series 1999 J, Insured: NPFGC 5.000% 10/01/26	1,000,000	1,008,340
Harvard University: Series 2000 Z, 5.500% 01/15/11	1,000,000	1,077,530
Series 2001 DD, 5.000% 07/15/35	2,500,000	2,524,775

	Par ($)	Value ($)
Massachusetts Institute of Technology: Series 2002 K: 5.250% 07/01/12	1,000,000	1,123,900
5.375% 07/01/17	2,275,000	2,729,454
5.500% 07/01/22	1,000,000	1,206,010
Series 2004 M, 5.250% 07/01/19	610,000	725,674
Northeastern University, Series 1998 G, Insured: NPFGC 5.500% 10/01/12	1,110,000	1,214,451
Simmons College, Series 2008 I, 6.750% 10/01/18	1,365,000	1,400,258
Tufts University: Series 2001 I, 5.500% 02/15/36	2,000,000	2,021,200
Series 2002 J, 5.500% 08/15/16	1,500,000	1,764,840
Series 2008: 5.000% 08/15/14	1,250,000	1,428,925
5.000% 08/15/17	1,145,000	1,325,521
Wellesley College, Series 2003, 5.000% 07/01/15	610,000	667,981
Williams College, Series 2003 H, 5.000% 07/01/16	1,740,000	1,897,470
MA Industrial Finance Agency
Tufts University, Series 1998 H, Insured: NPFGC 5.500% 02/15/13	1,830,000	2,066,125
MA University of Massachusetts Building Authority
Series 2004 1, Insured: AMBAC 5.250% 11/01/12	500,000	547,655
Series 2008, Insured: FSA 5.000% 05/01/21	1,510,000	1,616,968
PR Commonwealth of Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities
Universidad Interamericana de Puerto Rico, Inc., Series 1998 A, Insured: NPFGC 5.250% 10/01/12	2,000,000	2,009,400
Education Total		47,765,770

See Accompanying Notes to Financial Statements.

Columbia Massachusetts Intermediate Municipal Bond Fund

April 30, 2009 (Unaudited)

Municipal Bonds (continued)
	Par ($)	Value ($)
Prep School – 0.2%
MA Development Finance Agency
Milton Academy, Series 2003 A, 5.000% 09/01/19	500,000	529,700
Prep School Total		529,700
Education Total		48,295,470
Health Care – 7.5%
Continuing Care Retirement – 0.5%
MA Development Finance Agency
First Mortgage Orchard Cove, Series 2007: 5.000% 10/01/17	1,540,000	1,235,080
5.000% 10/01/18	515,000	402,081
Continuing Care Retirement Total		1,637,161
Hospitals – 6.7%
MA Health & Educational Facilities Authority
Baystate Medical Center, Series 2002 F, 5.750% 07/01/13	890,000	932,907
Boston Medical Center, Series 1998 A, Insured: NPFGC 5.250% 07/01/15	2,500,000	2,479,050
Caregroup, Inc.: Series 2004 D, Insured: NPFGC 5.250% 07/01/22	1,000,000	902,730
Series 2008 E-2, 5.375% 07/01/19	3,000,000	2,925,270
Milford Regional Medical Center Issue, Series 2007 E: 5.000% 07/15/17	1,050,000	853,062
5.000% 07/15/22	2,500,000	1,829,075
Partners Healthcare Systems, Inc.: Series 1999 B, 5.250% 07/01/10	4,670,000	4,739,536
Series 2001 C, 5.750% 07/01/21	750,000	773,490
Series 2003 E, 5.000% 07/01/15	1,140,000	1,193,124
Series 2005 F, 5.000% 07/01/17	2,000,000	2,106,600
Series 2007, 5.000% 07/01/18	1,950,000	2,060,975

	Par ($)	Value ($)
UMass Memorial Health Care, Inc., Series 1998 A, Insured: AMBAC 5.250% 07/01/14	2,000,000	1,999,840
Hospitals Total		22,795,659
Intermediate Care Facilities – 0.3%
MA Development Finance Agency
Evergreen Center, Inc., Series 2005, 5.500% 01/01/20	1,355,000	1,091,317
Intermediate Care Facilities Total		1,091,317
Health Care Total		25,524,137
Housing – 0.5%
Assisted Living/Senior – 0.5%
MA Development Finance Agency
First Mortgage VOA Concord Assisted Living, Inc., Series 2007: 5.000% 11/01/17	825,000	634,450
5.125% 11/01/27	1,500,000	948,240
Assisted Living/Senior Total		1,582,690
Housing Total		1,582,690
Other – 17.9%
Other – 1.0%
MA Boston Housing Authority Capital Program
Seies 2008, Insured: FSA 5.000% 04/01/20	2,135,000	2,312,098
MA Development Finance Agency
Combined Jewish Philanthropies, Series 2002 A, 5.250% 02/01/22	1,000,000	1,049,460
Other Total		3,361,558
Pool/Bond Bank – 5.0%
MA Water Pollution Abatement Revenue
Series 1995 A, 5.400% 08/01/11	25,000	25,087
Series 1999 5, 5.750% 08/01/16	95,000	97,032
Series 2002, 5.000% 08/01/11	1,000,000	1,087,530
Series 2004 A, 5.250% 08/01/15	3,000,000	3,512,190
Series 2005 11, 5.250% 08/01/19	4,465,000	5,267,182

See Accompanying Notes to Financial Statements.

Columbia Massachusetts Intermediate Municipal Bond Fund

April 30, 2009 (Unaudited)

Municipal Bonds (continued)
	Par ($)	Value ($)
Series 2006, 5.250% 08/01/20	3,000,000	3,525,330
Series 2009, 5.000% 08/01/24	3,100,000	3,385,169
Pool/Bond Bank Total		16,899,520
Refunded/Escrowed (a) – 11.7%
MA Bay Transportation Authority
Series 2000 A, Pre-refunded 07/01/10, 5.750% 07/01/18	915,000	969,936
MA College Building Authority Project Revenue
Series 1999 A, Escrowed to Maturity, Insured: NPFGC (b) 05/01/28	4,000,000	1,633,120
MA Commonwealth
Series 2002 E, Pre-refunded 01/01/13, Insured FSA 5.250% 01/01/18	4,000,000	4,456,120
Series 2004 B, Pre-refunded 08/01/14, 5.000% 08/01/22	2,000,000	2,240,220
MA Consolidated Loan
Series 2001 C, Pre-refunded 12/01/11, 5.375% 12/01/18	3,000,000	3,292,950
MA Development Finance Agency
Belmont Hill School, Series 1998, Pre-refunded 09/01/11, 5.000% 09/01/31	1,000,000	1,098,850
Higher Education, Smith College, Series 2000, Pre-refunded 07/01/10, 5.750% 07/01/23	2,000,000	2,131,140
MA College of Pharmacy & Allied Health Sciences, Series 2003 C, Pre-refunded 07/01/13, 6.375% 07/01/23	1,000,000	1,203,430
Western New England College, Series 2002, Pre-refunded 12/01/12, 5.875% 12/01/22	600,000	672,954

	Par ($)	Value ($)
MA Health & Educational Facilities Authority
Simmons College, Series 2003 F, Pre-refunded 10/01/13, Insured: FGIC: 5.000% 10/01/15	1,015,000	1,150,066
5.000% 10/01/17	510,000	577,866
University of Massachusetts: Series 2000 A, Pre-refunded 10/01/10, Insured: FGIC 5.875% 10/01/29	1,000,000	1,080,030
Series 2002 C, Pre-refunded 10/01/12, Insured: NPFGC 5.250% 10/01/13	1,475,000	1,664,478
MA Port Authority
Series 1973, Escrowed to Maturity, 5.625% 07/01/12	315,000	340,109
MA Route 3 North Transit Improvement Association
Series 2000, Pre-refunded 06/15/10, Insured: NPFGC: 5.375% 06/15/33	2,500,000	2,630,775
5.750% 06/15/14	2,000,000	2,113,000
5.750% 06/15/15	2,000,000	2,113,000
MA Sandwich
Series 2000, Pre-refunded 08/15/10, 5.750% 08/15/11	1,050,000	1,129,254
MA Special Obligation & Revenue
Consolidated Loan, Series 2002 A, Pre-refunded 06/01/12, Insured: FGIC 5.375% 06/01/19	1,125,000	1,234,879
MA Springfield
Municipal Purpose Loan, Series 2003, Pre-refunded 01/15/13, Insured: NPFGC 5.250% 01/15/15	1,500,000	1,701,840
MA Turnpike Authority
Series 1993 A, Escrowed to Maturity, 5.000% 01/01/13	205,000	219,871

See Accompanying Notes to Financial Statements.

Columbia Massachusetts Intermediate Municipal Bond Fund

April 30, 2009 (Unaudited)

Municipal Bonds (continued)
	Par ($)	Value ($)
MA University of Massachusetts Building Authority
Series 2003 1, Pre-refunded 11/01/13, Insured: AMBAC 5.250% 11/01/15	2,000,000	2,313,000
MA Water Pollution Abatement Revenue
Series 1993 A, Escrowed to Maturity, 5.450% 02/01/13	830,000	887,170
Series 1995 A, Escrowed to Maturity, 5.400% 08/01/11	225,000	246,586
Series 2001 7, Pre-refunded 08/01/11, 5.250% 02/01/13	250,000	270,180
MA Water Resources Authority
Series 1993 C, Escrowed to Maturity, 6.000% 12/01/11	1,220,000	1,304,961
Series 2000 D, Escrowed to Maturity, Insured: NPFGC 5.500% 08/01/10	1,000,000	1,059,790
Refunded/Escrowed Total		39,735,575
Tobacco – 0.2%
PR Commonwealth of Puerto Rico Children's Trust Fund
Tobacco Settlement Revenue, Series 2002, 5.000% 05/15/09	500,000	500,055
Tobacco Total		500,055
Other Total		60,496,708
Tax-Backed – 41.8%
Local General Obligations – 11.2%
MA Bellingham
Series 2001, Insured: AMBAC 5.250% 03/01/13	1,605,000	1,721,571
MA Boston
Metropolitan District, Series 2002 A, 5.250% 12/01/14	2,010,000	2,218,196
Series 2002 B, Insured: FGIC 5.000% 02/01/12	6,000,000	6,605,340

	Par ($)	Value ($)
Series 2004 A, 5.000% 01/01/14	1,000,000	1,136,910
MA Brookline
Series 2000, 5.750% 04/01/14	1,905,000	1,997,697
MA Dudley Charlton Regional School District
Series 1999 A, Insured: FGIC 5.125% 06/15/14	2,305,000	2,545,343
MA Everett
Series 2000, Insured: NPFGC 6.000% 12/15/11	2,015,000	2,228,187
MA Falmouth
Series 2002, 5.000% 02/01/11	1,450,000	1,552,341
MA Hopedale
Series 2004, Insured: AMBAC 5.000% 11/15/17	1,000,000	1,109,520
MA Lawrence
Series 2006, Insured: FSA 5.000% 02/01/18	1,500,000	1,712,880
MA Lowell
Series 2002, Insured: AMBAC: 5.000% 08/01/10	1,000,000	1,042,370
5.000% 02/01/13	1,215,000	1,306,587
MA Pioneer Valley Regional School District
Series 2002, Insured: AMBAC 5.000% 06/15/12	1,000,000	1,076,420
MA Pittsfield
Series 2002, Insured: NPFGC 5.000% 04/15/11	1,000,000	1,068,960
MA Plymouth
Series 2000, Insured: NPFGC 5.000% 10/15/18	1,725,000	1,811,681
MA Sandwich
Series 2005, Insured: NPFGC 5.000% 07/15/18	1,575,000	1,714,734

See Accompanying Notes to Financial Statements.

Columbia Massachusetts Intermediate Municipal Bond Fund

April 30, 2009 (Unaudited)

Municipal Bonds (continued)
	Par ($)	Value ($)
MA Springfield
Series 2007, Insured: FSA 4.500% 08/01/21	2,000,000	2,118,640
MA Westborough
Series 2003, 5.000% 11/15/16	1,000,000	1,100,510
MA Westfield
Series 2003, Insured: NPFGC 5.000% 09/01/18	500,000	525,080
MA Worcester
Series 2004 A, Insured: NPFGC 5.250% 08/15/13	2,810,000	3,094,709
PR Commonwealth of Puerto Rico Municipal Finance Agency
Series 1997 A, Insured: FSA 5.500% 07/01/17	245,000	245,230
Local General Obligations Total		37,932,906
Other – 1.5%
MA Boston Special Obligation
Boston Medical Center, Series 2002 A, Insured: NPFGC 5.000% 08/01/14	5,000,000	5,206,550
Other Total		5,206,550
Special Non-Property Tax – 11.0%
MA Bay Transportation Authority
Series 2000 A: 5.750% 07/01/14	85,000	89,033
5.750% 07/01/18	85,000	89,033
Series 2002 A, 5.000% 07/01/11	1,000,000	1,084,940
Series 2003 A: 5.250% 07/01/11	5,000,000	5,451,450
5.250% 07/01/17	1,000,000	1,181,370
5.250% 07/01/19	625,000	736,931
Series 2004 C, 5.250% 07/01/18	1,000,000	1,181,360
Series 2005 B, Insured: NPFGC 5.500% 07/01/23	2,890,000	3,391,271
Series 2005, 5.000% 07/01/20	2,500,000	2,886,650
Series 2006 A, 5.250% 07/01/22	3,500,000	4,043,480

	Par ($)	Value ($)
Series 2008 B, 5.000% 07/01/23	910,000	1,026,080
MA Boston Special Obligation
Convention Center, Series 2002 A, Insured: AMBAC 5.000% 05/01/19	1,500,000	1,554,975
MA School Building Authority Dedicated Sales Tax Revenue
Series 2007 A, Insured: AMBAC: 5.000% 08/15/18	5,000,000	5,674,850
5.000% 08/15/19	2,000,000	2,239,240
MA Special Obligation & Revenue
Consolidated Loan: Series 1997 A, 5.500% 06/01/13	1,000,000	1,139,520
Series 2002 A, Insured: FGIC 5.000% 06/01/10	1,500,000	1,569,390
Series 2004 A, Insured: FGIC 5.250% 01/01/19	750,000	816,990
PR Commonwealth of Puerto Rico Highway & Transportation Authority
Series 2006 BB, Insured: FSA 5.250% 07/01/22	3,000,000	3,097,860
Special Non-Property Tax Total		37,254,423
State Appropriated – 1.2%
MA Development Finance Agency
Visual & Performing Arts Project, Series 2000: 5.750% 08/01/13	1,030,000	1,148,522
6.000% 08/01/17	540,000	618,916
6.000% 08/01/21	1,750,000	1,962,187
PR Commonwealth of Puerto Rico Public Finance Corp.
Series 2004 A, Insured: AMBAC 5.250% 08/01/30 (c)	500,000	489,450
State Appropriated Total		4,219,075
State General Obligations – 16.9%
MA State
Series 2002 C: 5.500% 11/01/15	3,000,000	3,527,820
5.500% 11/01/17	1,500,000	1,780,965

See Accompanying Notes to Financial Statements.

Columbia Massachusetts Intermediate Municipal Bond Fund

April 30, 2009 (Unaudited)

Municipal Bonds (continued)
	Par ($)	Value ($)
Series 2002 D, Insured: AMBAC 5.500% 08/01/18	3,500,000	4,154,290
Series 2003 D: 5.500% 10/01/17	5,000,000	5,933,250
Insured: AMBAC 5.500% 10/01/19	5,000,000	5,945,100
Insured: FSA 5.500% 10/01/19	3,500,000	4,161,570
Insured: NPFGC 5.500% 10/01/20	2,500,000	2,967,275
Series 2004 B, 5.250% 08/01/20	3,000,000	3,491,670
Series 2004 C: Insured: AMBAC 5.500% 12/01/24	5,000,000	5,825,350
Insured: NPFGC 5.500% 12/01/19	3,795,000	4,515,936
Series 2006 B, Insured: FSA 5.250% 09/01/22	4,000,000	4,591,800
Series 2008 A: 5.000% 09/01/15	3,000,000	3,439,890
5.000% 08/01/16	2,000,000	2,299,940
PR Commonwealth of Puerto Rico Public Buildings Authority
Series 2004 J, Insured: AMBAC 5.000% 07/01/36 (c)	2,000,000	1,937,840
PR Commonwealth of Puerto Rico
Series 2006 A, 5.250% 07/01/22	850,000	784,805
Series 2007 A, 5.500% 07/01/18	1,750,000	1,719,008
State General Obligations Total		57,076,509
Tax-Backed Total		141,689,463
Transportation – 4.7%
Airports – 2.6%
MA Port Authority
Series 2005 C, Insured: AMBAC: 5.000% 07/01/15	1,500,000	1,700,265
5.000% 07/01/22	3,500,000	3,677,765
Series 2007 D, Insured: FSA 5.000% 07/01/17	3,000,000	3,359,040
Airports Total		8,737,070

	Par ($)	Value ($)
Toll Facilities – 0.8%
MA Turnpike Authority
Metropolitan Highway Systems Revenue: Series 1997 A, Insured: NPFGC 5.000% 01/01/37	2,000,000	1,647,800
Series 1999 A, Insured: AMBAC 5.000% 01/01/39	1,500,000	1,213,935
Toll Facilities Total		2,861,735
Transportation – 1.3%
MA Federal Highway Capital Appreciation
Series 1998 A, (b) 06/15/15	4,000,000	3,334,320
MA Woods Hole Martha's Vineyard & Nantucket Steamship Authority
Series 2004 B, 5.000% 03/01/18	975,000	1,059,786
Transportation Total		4,394,106
Transportation Total		15,992,911
Utilities – 9.0%
Joint Power Authority – 0.8%
MA Municipal Wholesale Electric Co.
Series 2001 A, Insured: NPFGC 5.000% 07/01/11	2,500,000	2,607,950
Joint Power Authority Total		2,607,950
Municipal Electric – 1.0%
PR Commonwealth of Puerto Rico Electric Power Authority
Series 1997 BB, Insured: NPFGC 6.000% 07/01/12	1,000,000	1,044,830
Series 2002 LL, 5.500% 07/01/17	2,400,000	2,466,528
Municipal Electric Total		3,511,358
Water & Sewer – 7.2%
MA Water Resource Authority
Series 1993 C, 6.000% 12/01/11	780,000	834,686
Series 1998 B, Insured: FSA 5.500% 08/01/15	1,165,000	1,371,123

See Accompanying Notes to Financial Statements.

Columbia Massachusetts Intermediate Municipal Bond Fund

April 30, 2009 (Unaudited)

Municipal Bonds (continued)
	Par ($)	Value ($)
Series 2002 J, Insured: FSA: 5.250% 08/01/14	2,870,000	3,312,669
5.250% 08/01/15	3,000,000	3,491,310
5.250% 08/01/18	1,000,000	1,172,280
Series 2005 A, Insured: NPFGC 5.250% 08/01/17	6,000,000	6,997,320
Series 2007 B, Insured: FSA 5.250% 08/01/23	5,500,000	6,204,550
PR Commonwealth of Puerto Rico Aqueduct & Sewer Authority Revenue
Refunding Senior Lien, Series 2008 A, Insured: AGO 5.000% 07/01/16	1,000,000	1,094,340
Water & Sewer Total		24,478,278
Utilities Total		30,597,586
Total Municipal Bonds (cost of $313,388,098)		324,178,965
Investment Companies – 3.4%
	Shares
Columbia Massachusetts Municipal Reserves, Retail A Shares (d)(e) (7 day yield of 0.520%)	6,706,098	6,706,098
Dreyfus Massachusetts Municipal Money Market Fund (7 day yield of 0.694%)	4,972,444	4,972,444
Total Investment Companies (cost of $11,678,542)		11,678,542
Short-Term Obligation – 0.2%
	Par ($)
Variable Rate Demand Note (c) – 0.2%
MA Health & Educational Facilities Authority
Harvard University, Series 1999 R, 0.300% 11/01/49	500,000	500,000
Variable Rate Demand Note Total		500,000
Total Short-Term Obligation (cost of $500,000)		500,000
Total Investments – 99.3% (cost of $325,566,640) (f)		336,357,507
Other Assets & Liabilities, Net – 0.7%		2,444,567
Net Assets – 100.0%		338,802,074

Notes to Investment Portfolio:

(a)  The Fund has been informed that each issuer has placed direct obligations of the U.S. Government in an irrevocable trust, solely for the payment of principal and interest.

(b)  Zero coupon bond.

(c)  The interest rate shown on floating rate or variable rate securities reflects the rate at April 30, 2009.

(d)  Investments in affiliates during the six-month period ended April 30, 2009:

  Security name: Columbia Massachusetts Municipal Reserves,

Retail A Shares (7 day yield of 0.520%)

Shares as of 10/31/08:	–
Shares purchased:	18,268,098
Shares sold:	(11,562,000)
Shares as of 04/30/09:	6,706,098
Net realized gain/loss:	$–
Dividend income earned:	$6,022
Value at end of period:	$6,706,098

(e)  Money market mutual fund registered under the Investment Company Act of 1940, as amended, and advised by Columbia Management Advisors, LLC.

(f)  Cost for federal income tax purposes is $325,516,717.

The following table summarizes the inputs used, as of April 30, 2009, in valuing the Fund's assets:

Valuation Inputs	Investments in Securities	Other Financial Instruments
Level 1 – Quoted Prices	$11,678,542	$–
Level 2 – Other Significant Observable Inputs	324,678,965	–
Level 3 – Significant Unobservable Inputs	–	–
Total	$336,357,507	$–

For more information on valuation inputs, and their aggregation into the levels used in the table above, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

At April 30, 2009, the composition of the Fund by revenue source is as follows:

Holdings By Revenue Source	% of Net Assets
Tax-Backed	41.8
Education	14.3
Refunded/Escrowed	11.7
Utilities	9.0
Health Care	7.5
Other	6.2
Transportation	4.7
Housing	0.5
95.7
Investment Companies	3.4
Short-Term Obligation	0.2
Other Assets & Liabilities, Net	0.7
100.0

Acronym	Name
AGO	Assured Guaranty Corp.

AMBAC	Ambac Assurance Corp.

FGIC	Financial Guaranty Insurance Co.

FSA	Financial Security Assurance, Inc.

NPFGC	National Public Finance Guarantee Corp.

See Accompanying Notes to Financial Statements.

Investment Portfolio – Columbia New Jersey Intermediate Municipal Bond Fund

April 30, 2009 (Unaudited)

Municipal Bonds – 93.1%
	Par ($)	Value ($)
Education – 4.9%
Education – 4.9%
NJ Educational Facilities Authority
Drew University, Series 2003 A, Insured: FGIC 5.250% 07/01/20	1,000,000	1,075,230
Georgian Court University, Series 2007 D, 5.250% 07/01/27	500,000	440,175
Montclair State University, Series 2009, 5.000% 07/01/19	455,000	502,852
Rowan University, Series 2008 B, Insured: AGO 5.000% 07/01/23	750,000	809,445
Seton Hall University Project, Series 2001 A, Insured: AMBAC 5.250% 07/01/16	200,000	212,322
Stevens Institute of Technology, Series 1998 I, 5.000% 07/01/09	110,000	110,328
NJ Rutgers State University
Series 1997 U, 5.000% 05/01/14	500,000	502,565
Education Total		3,652,917
Education Total		3,652,917
Health Care – 4.9%
Continuing Care Retirement – 1.1%
NJ Economic Development Authority
Lutheran Social Ministries, Series 2005, 5.100% 06/01/27	675,000	497,752
Marcus L. Ward Home, Series 2004, 5.750% 11/01/24	400,000	335,828
Continuing Care Retirement Total		833,580
Hospitals – 3.8%
NJ Economic Development Authority
University of Medicine and Dentistry of New Jersey, Series 2000, Insured: AMBAC 5.500% 06/01/09	315,000	315,422

	Par ($)	Value ($)
NJ Health Care Facilities Financing Authority
Children's Specialized Hospital, Series 2005 A, 5.000% 07/01/18	575,000	525,734
Hackensack University Medical Center: Series 1998 A, Insured: NPFGC 5.000% 01/01/18	500,000	477,925
Series 2000: 5.700% 01/01/11	500,000	511,505
5.875% 01/01/15	500,000	509,170
South Jersey Hospital, Series 2006, 5.000% 07/01/20	500,000	489,500
Hospitals Total		2,829,256
Health Care Total		3,662,836
Housing – 2.3%
Multi-Family – 1.6%
NJ Housing & Mortgage Finance Agency
Multi-Family Housing: Series 2000 B, Insured: FSA 6.050% 11/01/17	165,000	167,716
Series 2000 E-2, Insured: FSA 5.750% 11/01/25	135,000	135,961
NJ Middlesex County Improvement Authority
Student Housing Urban Renewal, Series 2004 A, 5.000% 08/15/18	500,000	465,745
PR Commonwealth of Puerto Rico Housing Finance Authority
Series 2008, 5.000% 12/01/13	400,000	437,708
Multi-Family Total		1,207,130
Single-Family – 0.7%
NJ Housing & Mortgage Finance Agency
Series 2008, 6.375% 10/01/28	500,000	539,235
Single-Family Total		539,235
Housing Total		1,746,365

See Accompanying Notes to Financial Statements.

Columbia New Jersey Intermediate Municipal Bond Fund

April 30, 2009 (Unaudited)

Municipal Bonds (continued)
	Par ($)	Value ($)
Industrials – 0.3%
Oil & Gas – 0.3%
TN Energy Acquisition Corp.
Series 2006, 5.250% 09/01/22	300,000	255,333
Oil & Gas Total		255,333
Industrials Total		255,333
Other – 20.2%
Pool/Bond Bank – 1.1%
NJ Environmental Infrastructure Trust
Series 1998, Insured: FGIC 5.000% 04/01/12	500,000	506,345
NJ Monmouth County Improvement Authority
Series 1995, Insured: FSA 5.450% 07/15/13	305,000	305,912
Pool/Bond Bank Total		812,257
Refunded/Escrowed (a) – 17.9%
NJ Atlantic County Improvement Authority
Series 1985, Escrowed to Maturity, Insured: NPFGC 7.375% 07/01/10	120,000	124,799
NJ Bayonne Municipal Utilities Authority
Series 1997, Escrowed to Maturity, Insured: NPFGC 5.000% 01/01/12	385,000	404,616
NJ Burlington County Bridge Commissioner
Series 2002, Pre-refunded 08/15/12, 5.250% 08/15/18	1,130,000	1,273,736
NJ Cherry Hill Township
Series 1999, Pre-refunded 07/15/09, Insured: FGIC 5.250% 07/15/19	500,000	505,040
NJ Delaware River and Bay Authority
Series 2000 A, Pre-refunded 01/01/10, Insured: AMBAC 5.400% 01/01/14	250,000	260,580

	Par ($)	Value ($)
NJ Economic Development Authority
School Facilities Construction, Series 2001 A, Pre-refunded 06/15/11, Insured: AMBAC 5.250% 06/15/18	200,000	217,556
NJ Educational Facilities Authority
Princeton University, Series 1999 B, Pre-refunded 07/01/09, 5.125% 07/01/19	1,000,000	1,007,990
Rowan University, Series 2000 B, Pre-refunded 07/01/10, Insured: FGIC 5.250% 07/01/19	250,000	263,372
Stevens Institute of Technology, Series 2002 C, Escrowed to Maturity, 5.000% 07/01/10	1,120,000	1,176,661
William Paterson University, Series 2000 A, Pre-refunded 07/01/10, Insured: FGIC 5.375% 07/01/21	500,000	527,475
NJ Environmental Infrastructure Trust
Series 2000 A, Pre-refunded 09/01/10, 5.250% 09/01/20	500,000	535,750
NJ Essex County Improvement Authority
Lease Revenue, Series 2000, Pre-refunded 10/01/10, Insured: FGIC 5.250% 10/01/11	500,000	531,630
NJ Highway Authority
Garden State Parkway: Series 1989, Escrowed to Maturity, 6.000% 01/01/19	1,000,000	1,222,830
Series 1999, Pre-refunded 01/01/10, Insured: FGIC 5.600% 01/01/17	300,000	313,242
NJ Monmouth County Improvement Authority
Series 2000, Pre-refunded 12/01/10, Insured: AMBAC 5.000% 12/01/12	390,000	416,422

See Accompanying Notes to Financial Statements.

Columbia New Jersey Intermediate Municipal Bond Fund

April 30, 2009 (Unaudited)

Municipal Bonds (continued)
	Par ($)	Value ($)
NJ Sports & Exposition Authority
Series 2000 C, Escrowed to Maturity, 5.000% 03/01/11	305,000	327,143
NJ State
Certificates of Participation, Series 1998 A, Escrowed to Maturity, Insured: AMBAC 5.000% 06/15/14	500,000	575,235
NJ Tobacco Settlement Financing Corp.
Series 2002, Pre-refunded 06/01/12, 5.375% 06/01/18	1,000,000	1,119,640
NJ Transportation Trust Fund Authority
Transportation Systems, Series 1999 A, Escrowed to Maturity, 5.750% 06/15/15	1,000,000	1,208,340
NJ Turnpike Authority
Series 2000 A, Pre-refunded 01/01/10, Insured: NPFGC 5.750% 01/01/19	295,000	305,375
NJ Vernon Township Board of Education
Series 1999, Pre-refunded 12/01/09, Insured: FGIC 5.375% 12/01/19	300,000	308,691
NJ West Deptford Township
Series 2000, Pre-refunded 09/01/10, Insured: FGIC 5.500% 09/01/20	400,000	425,964
NJ West Orange Board of Education
Certificates of Participation, Series 1999, Pre-refunded 10/01/09, Insured: NPFGC 5.625% 10/01/29	250,000	257,865
Refunded/Escrowed Total		13,309,952

	Par ($)	Value ($)
Tobacco – 1.2%
NJ Tobacco Settlement Financing Corp.
Series 2007 1-A: 4.500% 06/01/23	430,000	361,247
4.625% 06/01/26	750,000	490,493
Tobacco Total		851,740
Other Total		14,973,949
Other Revenue – 0.6%
Hotels – 0.6%
NJ Middlesex County Improvement Authority
Heldrich Associates, Series 2005 A, 5.000% 01/01/20	815,000	435,104
Hotels Total		435,104
Other Revenue Total		435,104
Tax-Backed – 46.9%
Local Appropriated – 4.6%
NJ Bergen County Improvement Authority
Series 2005, 5.000% 11/15/23	1,000,000	1,140,810
NJ Camden County Improvement Authority
Series 2006, Insured: AMBAC 4.000% 09/01/21	1,140,000	1,161,238
NJ East Orange Board of Education
Certificates of Participation, Series 1998, Insured: FSA (b) 02/01/18	1,000,000	705,290
NJ Middlesex County
Certificates of Participation, Series 2001, Insured: NPFGC 5.500% 08/01/17	250,000	268,970
NJ Monmouth County Improvement Authority
Series 2000, Insured: AMBAC 5.000% 12/01/12	110,000	114,287
Local Appropriated Total		3,390,595

See Accompanying Notes to Financial Statements.

Columbia New Jersey Intermediate Municipal Bond Fund

April 30, 2009 (Unaudited)

Municipal Bonds (continued)
	Par ($)	Value ($)
Local General Obligations – 20.1%
NJ Atlantic County
Series 2009, 5.000% 02/01/18	500,000	564,910
NJ Atlantic City
Series 2008, 5.500% 02/15/18	500,000	557,770
NJ Board of Education
Tom Rivers School District, Series 2007, Insured: NPFGC 4.500% 01/15/20	500,000	535,140
NJ Cherry Hill Township
Series 1999 B, 5.250% 07/15/11	500,000	544,850
NJ Essex County Improvement Authority
Series 2004, Insured: NPFGC 5.500% 10/01/26	750,000	798,652
NJ Flemington Raritan Regional School District
Series 2000, Insured: FGIC 5.700% 02/01/15	400,000	468,476
NJ Freehold Regional High School District
Series 2001, Insured: FGIC 5.000% 03/01/20	1,205,000	1,368,531
NJ Greenwich Township Board of Education
Series 1998, Insured: FSA: 5.000% 01/15/13	165,000	165,477
5.000% 01/15/14	250,000	250,722
NJ Manalapan Englishtown Regional Board of Education
Series 2004, Insured: FGIC 5.750% 12/01/20	1,325,000	1,596,665
NJ Mercer County Improvement Authority
Series 1998 B, Insured: FGIC 5.000% 02/15/14	250,000	250,658
NJ Middlesex County
Certificates of Participation, Series 2001, Insured: NPFGC 5.000% 08/01/12	500,000	536,360

	Par ($)	Value ($)
Series 1998, 5.000% 10/01/09	500,000	509,605
NJ Ocean County Utilities Authority
Series 2006, Insured: NPFGC 4.000% 01/01/15	990,000	1,072,378
NJ Parsippany-Troy Hills Township
Series 1997, Insured: NPFGC 5.000% 12/01/15	500,000	506,435
NJ Passaic County
Series 2003, Insured: FSA 5.200% 09/01/16	1,500,000	1,753,005
NJ Summit
Series 2001, 5.250% 06/01/16	1,205,000	1,409,898
NJ Washington Township Board of Education Mercer County
Series 2005, Insured: FSA: 5.250% 01/01/26	1,330,000	1,479,173
5.250% 01/01/28	500,000	550,330
Local General Obligations Total		14,919,035
Special Non-Property Tax – 6.1%
IL Dedicated Tax Capital Appreciation
Series 1990, Insured: AMBAC (b) 12/15/17	3,000,000	2,169,210
NJ Economic Development Authority
Series 2004 A, 5.500% 06/15/24	750,000	584,355
Series 2004, Insured: NPFGC: (b) 07/01/21	1,255,000	697,956
5.250% 07/01/17	1,000,000	1,068,870
Special Non-Property Tax Total		4,520,391
Special Property Tax – 0.4%
NJ Economic Development Authority
Series 2007, 5.125% 06/15/27	400,000	301,480
Special Property Tax Total		301,480
State Appropriated – 15.3%
NJ Economic Development Authority
Series 2001 C, Insured: AMBAC 5.500% 06/15/12	500,000	548,220

See Accompanying Notes to Financial Statements.

Columbia New Jersey Intermediate Municipal Bond Fund

April 30, 2009 (Unaudited)

Municipal Bonds (continued)
	Par ($)	Value ($)
Series 2005 A, Insured: FSA 5.000% 03/01/19	2,000,000	2,162,900
NJ Educational Facilities Authority
Series 2001 A, 5.000% 03/01/15	1,855,000	1,957,544
NJ Health Care Facilities Financing Authority
Series 2005, Insured: AMBAC 5.000% 09/15/13	970,000	1,031,023
NJ Sports & Exposition Authority
Series 2000 C, 5.000% 03/01/11	195,000	206,464
NJ State Transit Corp.
Certificates of Participation, Series 2002 A, Insured: AMBAC 5.500% 09/15/15	1,000,000	1,086,320
NJ State
Certificates of Participation: Series 2008 A, 5.000% 06/15/21	250,000	258,010
Series 2009 A, 5.000% 06/15/17	1,000,000	1,081,420
NJ Transportation Trust Fund Authority
Series 1999 A, 5.625% 06/15/12	400,000	435,964
Series 2003 A, Insured: AMBAC 5.500% 12/15/15	1,000,000	1,122,020
Series 2005 B, Insured: AMBAC 5.250% 12/15/23	1,000,000	1,053,310
Series 2006 C, Insured: AMBAC (b) 12/15/24	1,000,000	421,330
State Appropriated Total		11,364,525
State General Obligations – 0.4%
PR Commonwealth of Puerto Rico
Capital Appreciation, Series 1998, Insured: NPFGC 6.000% 07/01/16	250,000	254,707
State General Obligations Total		254,707
Tax-Backed Total		34,750,733

	Par ($)	Value ($)
Transportation – 3.3%
Ports – 1.4%
NY Port Authority of New York & New Jersey
Series 2009, 4.750% 09/01/26	1,000,000	1,010,120
Ports Total		1,010,120
Toll Facilities – 1.9%
NJ Turnpike Authority
Series 2004 B, Insured: AMBAC (c) 01/01/35 (5.150% 01/01/15)	500,000	357,145
PA Delaware River Joint Toll Bridge Commission
Series 2003, 5.250% 07/01/11	1,000,000	1,066,430
Toll Facilities Total		1,423,575
Transportation Total		2,433,695
Utilities – 9.7%
Municipal Electric – 1.0%
PR Commonwealth of Puerto Rico Electric Power Authority
Series 2003 NN, Insured: NPFGC 5.250% 07/01/19	750,000	748,193
Municipal Electric Total		748,193
Water & Sewer – 8.7%
NJ Bergen County Improvement Authority
Series 2008, 5.000% 12/15/26	500,000	531,205
NJ Cape May County Municipal Utilities Sewer Authority
Series 2002 A, Insured: FSA 5.750% 01/01/16	1,000,000	1,184,970
NJ Jersey City Municipal Utilities Authority
Series 2007, Insured: FGIC 5.250% 01/01/19	1,000,000	996,930
NJ North Hudson Sewerage Authority
Sewer Revenue, Series 2006 A, Insured: NPFGC 5.125% 08/01/17	600,000	656,724

See Accompanying Notes to Financial Statements.

Columbia New Jersey Intermediate Municipal Bond Fund

April 30, 2009 (Unaudited)

Municipal Bonds (continued)
	Par ($)	Value ($)
NJ North Jersey District Water Supply Commission
Series 1997 A, Insured: NPFGC 5.000% 11/15/10	500,000	503,805
NJ Ocean County Utilities Authority
Wastewater Revenue, Series 2001, 5.250% 01/01/18	1,000,000	1,052,270
NJ Rahway Valley Sewerage Authority
Series 2005 A, Insured: NPFGC (b) 09/01/25	1,000,000	411,370
NJ Southeast Morris County Municipal Utilities Authority
Series 2001, Insured: NPFGC 5.000% 01/01/10	1,055,000	1,084,951
Water & Sewer Total		6,422,225
Utilities Total		7,170,418
Total Municipal Bonds (cost of $67,879,091)		69,081,350
Investment Companies – 5.9%
	Shares
Columbia Tax-Exempt Reserves, Capital Class (7 day yield of 0.700%) (d)(e)	2,434,937	2,434,937
Dreyfus Tax-Exempt Cash Management Fund (7 day yield of 0.794%)	1,928,268	1,928,268
Total Investment Companies (cost of $4,363,205)		4,363,205
Total Investments – 99.0% (cost of $72,242,296) (f)		73,444,555
Other Assets & Liabilities, Net – 1.0%		715,832
Net Assets – 100.0%		74,160,387

Notes to Investment Portfolio:

(a)  The Fund has been informed that each issuer has placed direct obligations of the U.S. Government in an irrevocable trust, solely for the payment of principal and interest.

(b)  Zero coupon bond.

(c)  Step bond. This security is currently not paying coupon. Shown parenthetically is the next interest rate to be paid and the date the security will begin accruing at this rate.

(d)  Investments in affiliates during the six-month period ended April 30, 2009:

  Security name: Columbia Tax-Exempt Reserves,
Capital Class (7 day yield of 0.700%)

Shares as of 10/31/08:	–
Shares purchased:	8,614,842
Shares sold:	(6,179,905)
Shares as of 04/30/09:	2,434,937
Net realized gain/loss:	$–
Dividend income earned:	$6,085
Value at end of period:	$2,434,937

(e)  Money market mutual fund registered under the Investment Company Act of 1940, as amended, and advised by Columbia Management Advisors, LLC.

(f)  Cost for federal income tax purposes is $72,222,732.

The following table summarizes the inputs used, as of April 30, 2009, in valuing the Fund's assets:

Valuation Inputs	Investments in Securities	Other Financial Instruments
Level 1 – Quoted Prices	$4,363,205	$–
Level 2 – Other Significant Observable Inputs	69,081,350	–
Level 3 – Significant Unobservable Inputs	–	–
Total	$73,444,555	$–

For more information on valuation inputs, and their aggregation into the levels used in the table above, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

At April 30, 2009, the composition of the Fund by revenue source is as follows:

Holdings By Revenue Source	% of Net Assets
Tax-Backed	46.9
Refunded/Escrowed	17.9
Utilities	9.7
Education	4.9
Health Care	4.9
Transportation	3.3
Housing	2.3
Other	2.3
Other Revenue	0.6
Industrials	0.3
93.1
Investment Companies	5.9
Other Assets & Liabilities, Net	1.0
100.0

Acronym	Name
AGO	Assured Guaranty Corp.

AMBAC	Ambac Assurance Corp.

FGIC	Financial Guaranty Insurance Co.

FSA	Financial Security Assurance, Inc.

NPFGC	National Public Finance Guarantee Corp.

See Accompanying Notes to Financial Statements.

Investment Portfolio – Columbia New York Intermediate Municipal Bond Fund

April 30, 2009 (Unaudited)

Municipal Bonds – 95.3%
	Par ($)	Value ($)
Education – 8.8%
Education – 8.5%
NY Dormitory Authority
Barnard College, Series 2007 A, Insured: FGIC 5.000% 07/01/18	1,745,000	1,925,590
Brooklyn Law School, Series 2003 A, Insured: RAD 5.250% 07/01/10	500,000	508,190
Cornell University, Series 2009 A, 5.000% 07/01/25	1,000,000	1,077,190
Mount Sinai School of Medicine, Series 1995 B, Insured: NPFGC 5.700% 07/01/11	690,000	704,193
New York University: Series 1998 A, Insured: NPFGC: 5.750% 07/01/20	2,000,000	2,333,300
6.000% 07/01/17	2,475,000	2,933,419
Series 2001 1, Insured: AMBAC 5.500% 07/01/15	1,205,000	1,384,437
Series 2001 2, Insured: AMBAC 5.500% 07/01/21	900,000	940,509
Series 2001 A, Insured: AMBAC 5.750% 07/01/12	5,000,000	5,581,050
St. John's University, Series 2007 C, Insured: NPFGC 5.250% 07/01/22	2,000,000	2,144,600
Teachers College, Series 2009, 5.000% 03/01/24	1,000,000	1,024,930
NY Oneida County Industrial Development Agency
Hamilton College, Series 2007 A, Insured: NPFGC: (a) 07/01/18	1,000,000	700,070
(a) 07/01/20	1,000,000	612,920
NY Troy Industrial Development Authority
Rensselaer Polytechnic Institute, Series 2002 E, 4.050% 04/01/37 (b)	3,750,000	3,791,775
Education Total		25,662,173

	Par ($)	Value ($)
Prep School – 0.3%
NY New York City Industrial Development Agency
Trinity Episcopal School Corp., Series 1997, Insured: NPFGC 5.250% 06/15/17	1,000,000	1,003,520
Prep School Total		1,003,520
Education Total		26,665,693
Health Care – 6.3%
Continuing Care Retirement – 0.2%
NY Nassau County Industrial Development Agency
Amsterdam Harborside, Series 2007 A, 5.875% 01/01/18	250,000	215,135
NY Suffolk County Industrial Development Agency
Active Retirement Community, Series 2006, 5.000% 11/01/28	335,000	242,577
Continuing Care Retirement Total		457,712
Hospitals – 5.5%
NY Albany Industrial Development Agency
St. Peter's Hospital: Series 2008 A: 5.250% 11/15/27	1,000,000	814,410
5.750% 11/15/22	500,000	464,850
Series 2008 E, 5.250% 11/15/22	500,000	437,315
NY Dormitory Authority
Kaleida Health, Series 2006, Insured: FHA 4.600% 08/15/27	1,840,000	1,693,021
Long Island Jewish Medical Center, Series 2003, 5.000% 05/01/11	820,000	856,482
New York Hospital Medical Center Queens, Series 2007, Insured: FHA 4.650% 08/15/27	1,000,000	925,420
New York Methodist Hospital, Series 2004, 5.250% 07/01/24	1,000,000	775,380

See Accompanying Notes to Financial Statements.

Columbia New York Intermediate Municipal Bond Fund

April 30, 2009 (Unaudited)

Municipal Bonds (continued)
	Par ($)	Value ($)
New York University Hospital Center, Series 2007 A: 5.000% 07/01/10	1,000,000	999,600
5.000% 07/01/12	1,000,000	984,770
North Shore Long Island Jewish Health: Series 2006 A, 5.000% 11/01/19	1,000,000	1,008,090
Series 2007 A, 5.000% 05/01/24	1,310,000	1,228,400
Orange Regional Medical Center, Series 2008, 6.125% 12/01/29	1,350,000	1,048,289
Presbyterian Hospital, Series 2007, Insured: FSA 5.250% 08/15/23	250,000	256,135
White Plains Hospital, Series 2004, Insured: FHA 4.625% 02/15/18	635,000	654,672
NY Madison County Industrial Development Agency
Oneida Health Systems, Inc., Series 2007, 5.250% 02/01/27	675,000	521,174
NY Monroe County Industrial Development Agency
Series 2005, 5.000% 08/01/22	700,000	593,740
NY New York City Health & Hospital Corp.
Series 2003 A, Insured: AMBAC 5.000% 02/15/11	2,000,000	2,098,320
NY Saratoga County Industrial Development Agency
Saratoga Hospital: Series 2004 A, 5.000% 12/01/13	485,000	485,669
Series 2007 B: 5.000% 12/01/22	500,000	441,220
5.125% 12/01/27	500,000	414,185
Hospitals Total		16,701,142
Nursing Homes – 0.6%
NY Amherst Industrial Development Agency
Beechwood Health Care Center, Inc., Series 2007, 4.875% 01/01/13	500,000	442,710

	Par ($)	Value ($)
NY Dormitory Authority
AIDS Long-Term Health Care Facility, Series 2005, Insured: SONYMA 5.000% 11/01/12	500,000	521,225
Gurwin Nursing Home, Series 2005 A, Insured: FHA 4.400% 02/15/20	805,000	796,097
Nursing Homes Total		1,760,032
Health Care Total		18,918,886
Housing – 1.7%
Multi-Family – 1.3%
NY Dormitory Authority
Gateway-Longview, Inc., Series 2008 A-1, Insured: SONYMA 5.000% 06/01/33	1,700,000	1,659,914
PR Commonwealth of Puerto Rico Housing Finance Authority
Series 2008, 5.000% 12/01/13	2,000,000	2,188,540
Multi-Family Total		3,848,454
Single-Family – 0.4%
NY Mortgage Agency
Series 2000 96, 5.200% 10/01/14	345,000	348,284
Series 2005 128, 4.350% 10/01/16	1,000,000	1,031,130
Single-Family Total		1,379,414
Housing Total		5,227,868
Industrials – 0.2%
Oil & Gas – 0.2%
TN Energy Acquisition Corp.
Series 2006, 5.250% 09/01/22	750,000	638,333
Oil & Gas Total		638,333
Industrials Total		638,333

See Accompanying Notes to Financial Statements.

Columbia New York Intermediate Municipal Bond Fund

April 30, 2009 (Unaudited)

Municipal Bonds (continued)
	Par ($)	Value ($)
Other – 22.8%
Other – 0.4%
NY New York City Industrial Development Agency
United Jewish Appeal, Series 2004 A, 5.000% 07/01/27	625,000	638,075
NY Westchester County Industrial Development Agency
Guiding Eyes for the Blind, Series 2004, 5.375% 08/01/24	500,000	435,955
Other Total		1,074,030
Pool/Bond Bank – 5.1%
NY Dormitory Authority
Series 2008 A, Insured: FSA 5.000% 10/01/23	3,000,000	3,172,590
NY Environmental Facilities Corp.
Series 1994 2, 5.750% 06/15/12	185,000	207,494
Series 2002 K, 5.000% 06/15/12	6,000,000	6,624,120
Series 2008 B, 5.000% 06/15/21	3,000,000	3,260,340
Series 2009 A, 5.000% 06/15/17	2,000,000	2,269,480
Pool/Bond Bank Total		15,534,024
Refunded/Escrowed (c) – 17.3%
NY Dormitory Authority
City University Systems Consolidated 4th Generation, Series 2001 A, Pre-refunded 07/01/11, Insured: FGIC 5.500% 07/01/16	2,280,000	2,500,636
Columbia University, Series 2002 B, Pre-refunded 07/01/12, 5.375% 07/01/15	1,000,000	1,129,440
Memorial Sloan-Kettering Cancer Center, Series 2003, Escrowed to Maturity, Insured: NPFGC (a) 07/01/25	3,750,000	1,872,938

	Par ($)	Value ($)
University Dormitory Facilities: Series 2000 A, Pre-refunded 07/01/10, 6.000% 07/01/30	1,000,000	1,072,510
Series 2002, Pre-refunded 07/01/12, 5.375% 07/01/19	1,130,000	1,276,267
NY Environmental Facilities Corp.
New York City Municipal Water, Series 1994 A, Escrowed to Maturity, 5.750% 06/15/12	1,815,000	2,064,912
NY Long Island Power Authority
Electric Systems, Series 1998 A, Escrowed to Maturity, Insured: FSA 5.500% 12/01/13	2,000,000	2,321,440
Series 1998 A, Escrowed to Maturity, Insured: FSA 5.250% 12/01/14	5,000,000	5,760,750
Series 2003 C, Pre-refunded 09/01/13, 5.500% 09/01/21	1,000,000	1,168,350
NY Metropolitan Transportation Authority
Series 1996 A, Pre-refunded 10/01/10, Insured: NPFGC 5.500% 04/01/16	1,000,000	1,069,150
Series 1997 8, Pre-refunded 07/01/13, Insured: FSA 5.375% 07/01/21	5,000,000	5,784,550
Series 1998 A, Pre-refunded 10/01/15, Insured: FGIC 5.000% 04/01/23	2,000,000	2,338,740
Series 2000 A, Pre-refunded 04/01/10, Insured: FGIC 5.875% 04/01/21	3,300,000	3,462,492
NY New York City Transitional Finance Authority
Series 2000 C, Pre-refunded 05/01/10, 5.500% 11/01/29	3,000,000	3,179,610

See Accompanying Notes to Financial Statements.

Columbia New York Intermediate Municipal Bond Fund

April 30, 2009 (Unaudited)

Municipal Bonds (continued)
	Par ($)	Value ($)
NY New York City
Series 2003 J, Pre-refunded 06/01/13, 5.500% 06/01/16	1,085,000	1,240,003
NY Onondaga County
Series 1992, Economically Defeased to Maturity, 5.875% 02/15/10	285,000	297,167
NY Thruway Authority
Highway & Bridge Trust Fund, Series 2000 B-1: Escrowed to Maturity, Insured: FGIC 5.500% 04/01/10	1,535,000	1,605,303
Pre-refunded 04/01/10, Insured: FGIC 5.750% 04/01/16	2,000,000	2,116,100
Second General Highway & Bridge, Series 2003 A, Pre-refunded 04/01/13, Insured: NPFGC 5.250% 04/01/17	1,750,000	2,003,907
NY Triborough Bridge & Tunnel Authority
Series 1991 X, Escrowed to Maturity, 6.625% 01/01/12	300,000	331,818
Series 1992 Y, Escrowed to Maturity: 5.500% 01/01/17	2,000,000	2,318,100
6.000% 01/01/12	585,000	628,623
Series 1999 B, Pre-refunded 01/01/22, 5.500% 01/01/30	2,000,000	2,415,540
NY TSASC, Inc.
Series 1999 -1, Pre-refunded 07/15/09, 6.375% 07/15/39	2,805,000	2,867,271
PA Elizabeth Forward School District
Series 1994 B, Escrowed to Maturity, Insured: NPFGC (a) 09/01/20	2,210,000	1,430,666
Refunded/Escrowed Total		52,256,283
Other Total		68,864,337

	Par ($)	Value ($)
Other Revenue – 2.6%
Recreation – 2.6%
NY Cultural Resources
Museum of Modern Art, Series 2008-1A, 5.000% 04/01/26	4,850,000	4,989,292
NY Industrial Development Agency
YMCA of Greater New York, Series 2006, 5.000% 08/01/26	1,000,000	954,300
NY Seneca Nation Indians Capital Improvements Authority
Series 2007 A: 5.000% 12/01/23 (d)	1,500,000	971,370
5.250% 12/01/16 (d)	1,000,000	801,450
Recreation Total		7,716,412
Other Revenue Total		7,716,412
Resource Recovery – 0.5%
Disposal – 0.5%
NY Hempstead Town Industrial Development Authority
America Fuel Co., Series 2001, 5.000% 12/01/10	1,500,000	1,493,460
Disposal Total		1,493,460
Resource Recovery Total		1,493,460
Tax-Backed – 37.4%
Local Appropriated – 1.2%
NY Dormitory Authority
Court Facilities, Series 2001 2-2, 5.000% 01/15/21	2,500,000	2,619,725
NY Erie County Industrial Development Agency
City School District of Buffalo, Series 2008 A, Insured: FSA 5.000% 05/01/18	1,000,000	1,079,450
Local Appropriated Total		3,699,175
Local General Obligations – 11.3%
NY Albany County
Series 2006, Insured: SYNC 4.125% 09/15/20	1,000,000	1,039,160

See Accompanying Notes to Financial Statements.

Columbia New York Intermediate Municipal Bond Fund

April 30, 2009 (Unaudited)

Municipal Bonds (continued)
	Par ($)	Value ($)
NY City of Yonkers
Series 2005 B, Insured: NPFGC: 5.000% 08/01/21	2,425,000	2,254,692
5.000% 08/01/22	2,545,000	2,342,800
NY Monroe County Public Improvement
Series 1996, Insured: NPFGC 6.000% 03/01/16	1,210,000	1,355,115
NY New York City
Series 2001 F, 5.000% 08/01/09	1,000,000	1,010,390
Series 2003 J, 5.500% 06/01/16	165,000	177,712
Series 2004 B, 5.250% 08/01/15	2,000,000	2,184,860
Series 2004 G, 5.000% 12/01/19	2,430,000	2,526,787
Series 2005 G, 5.250% 08/01/16	500,000	555,220
Series 2007 C: 4.250% 01/01/27	800,000	700,176
5.000% 01/01/15	4,000,000	4,357,440
Series 2007 D, 5.000% 02/01/24	2,000,000	2,030,160
Series 2007 D-1, 5.000% 12/01/21	2,000,000	2,072,220
Series 2008 I-1, 5.000% 02/01/23	2,000,000	2,047,840
NY Onondaga County
Series 1992, 5.875% 02/15/10	215,000	224,064
NY Red Hook Central School District
Series 2002, Insured: FSA 5.125% 06/15/17	890,000	960,230
NY Rensselaer County
Series 1998 A, Insured: AMBAC 5.250% 06/01/11	545,000	590,300
NY Sachem Central School District of Holbrook
Series 2006, Insured: NPFGC 4.250% 10/15/24	1,000,000	991,480
NY Somers Central School District
Series 2006, Insured: NPFGC: 4.000% 12/01/21	500,000	505,360
4.000% 12/01/22	500,000	501,250

	Par ($)	Value ($)
NY Three Village Central School District
Series 2005, Insured: NPFGC 5.000% 06/01/18	1,000,000	1,115,860
NY Town of Babylon
Series 2004, Insured: AMBAC 5.000% 01/01/13	2,565,000	2,782,769
NY Town of Oyster Bay
Series 2009 A: 5.000% 02/15/15	1,000,000	1,144,420
5.000% 02/15/16	500,000	575,865
Local General Obligations Total		34,046,170
Special Non-Property Tax – 12.9%
NY Dormitory Authority
Series 2005 B, Insured: AMBAC 5.500% 03/15/26	1,000,000	1,118,560
NY Housing Finance Agency
Series 2008 A, 5.000% 09/15/19	1,400,000	1,538,656
NY Local Government Assistance Corp.
Series 1993 E, 6.000% 04/01/14	3,540,000	3,969,933
Series 2003 A-1, Insured: FSA 5.000% 04/01/12	5,000,000	5,482,950
NY Metropolitan Transportation Authority
Series 2004 A, Insured: FGIC 5.250% 11/15/18	800,000	880,856
NY Nassau County Interim Finance Authority
Series 2004 I-1H, Insured: AMBAC 5.250% 11/15/15	5,000,000	5,605,600
NY Sales Tax Asset Receivables Corp.
Series 2004 A, Insured: NPFGC 5.000% 10/15/22	4,000,000	4,241,240
NY Thruway Authority
Series 2007, 5.000% 03/15/22	1,000,000	1,072,000
NY Transitional Finance Authority
Series 2003 B, 5.250% 08/01/17	2,000,000	2,209,620

See Accompanying Notes to Financial Statements.

Columbia New York Intermediate Municipal Bond Fund

April 30, 2009 (Unaudited)

Municipal Bonds (continued)
	Par ($)	Value ($)
Series 2005 A-1, 5.000% 11/01/19	3,000,000	3,229,620
Series 2006, 5.000% 07/15/11	3,000,000	3,206,100
Series 2007, Insured: FGIC 5.000% 01/15/21	4,300,000	4,457,423
PR Commonwealth of Puerto Rico Highway & Transportation Authority
Series 2006 BB, Insured: FSA 5.250% 07/01/22	1,000,000	1,032,620
PR Commonwealth of Puerto Rico Infrastructure Financing Authority
Series 2005 C, Insured: AMBAC 5.500% 07/01/27	1,000,000	893,200
Special Non-Property Tax Total		38,938,378
Special Property Tax – 0.9%
NY Industrial Development Agency
Series 2006: Insured: AMBAC: 5.000% 01/01/19	850,000	817,777
5.000% 01/01/20	1,000,000	946,830
Insured: NPFGC 5.000% 03/01/15	1,150,000	1,160,292
Special Property Tax Total		2,924,899
State Appropriated – 9.2%
NY Dormitory Authority
4201 Schools Program, Series 2000, 6.250% 07/01/20	1,685,000	1,783,977
City University, Series 2002 B, Insured: AMBAC 5.250% 11/15/26 (b)	1,500,000	1,589,685
Consolidated 2nd Generation, Series 2000 A, Insured: AMBAC 6.125% 07/01/13	2,000,000	2,115,680
Consolidated 3rd Generation, Series 2003 1, 5.250% 07/01/11	1,000,000	1,059,880
Series 1993 A: 5.250% 05/15/15	2,000,000	2,184,160
5.500% 05/15/19	2,500,000	2,755,775
Series 2005 A, Insured: FGIC 5.500% 05/15/21	1,000,000	1,085,470

	Par ($)	Value ($)
Series 2009, 5.500% 02/15/18	1,000,000	1,086,100
State University, Series 2000 C, Insured: FSA 5.750% 05/15/17	1,250,000	1,461,850
NY Housing Finance Agency
Series 2003 K, 5.000% 03/15/10	1,485,000	1,537,376
NY Thruway Authority
Local Highway & Bridge, Series 2001, 5.250% 04/01/11	2,000,000	2,139,780
NY Urban Development Corp.
Series 2002 A, 5.000% 01/01/17	2,000,000	2,068,220
Series 2008 B, 5.000% 01/01/26	3,125,000	3,100,375
Series 2008, 5.000% 01/01/22	2,000,000	2,068,260
PR Commonwealth of Puerto Rico Public Finance Corp.
Series 2004 A, LOC: Government Development Bank for Puerto Rico 5.750% 08/01/27 (b)	1,675,000	1,675,670
State Appropriated Total		27,712,258
State General Obligations – 1.9%
NY State
Series 2009 A, (a) 02/15/19	3,000,000	2,047,020
PR Commonwealth of Puerto Rico Public Buildings Authority
Series 2007, 6.250% 07/01/23	2,250,000	2,311,605
PR Commonwealth of Puerto Rico
Series 2006 A, 5.250% 07/01/22	1,500,000	1,384,950
State General Obligations Total		5,743,575
Tax-Backed Total		113,064,455
Transportation – 8.1%
Ports – 0.5%
NY Port Authority of New York & New Jersey
Series 2004, Insured: SYNC 5.000% 09/15/28	1,500,000	1,519,935
Ports Total		1,519,935

See Accompanying Notes to Financial Statements.

Columbia New York Intermediate Municipal Bond Fund

April 30, 2009 (Unaudited)

Municipal Bonds (continued)
	Par ($)	Value ($)
Toll Facilities – 3.6%
NY Thruway Authority
Second General Highway & Bridge Trust Fund, Series 2005 A, Insured: NPFGC 5.000% 04/01/22	500,000	525,775
Series 2005 B, Insured: AMBAC 5.000% 04/01/19	2,500,000	2,666,900
Series 2008 A, 5.000% 04/01/21	1,000,000	1,066,100
NY Triborough Bridge & Tunnel Authority
Series 2002, 5.250% 11/15/13	2,015,000	2,270,401
Series 2006 A, 5.000% 11/15/19	2,000,000	2,164,780
Series 2008 A, 5.000% 11/15/21	2,000,000	2,150,300
Toll Facilities Total		10,844,256
Transportation – 4.0%
NY Metropolitan Transportation Authority
Series 2005 B, Insured: AMBAC 5.250% 11/15/24	750,000	786,652
Series 2005 C, 5.000% 11/15/16	750,000	812,355
Series 2006 A, Insured: CIFG 5.000% 11/15/22	2,280,000	2,314,132
Series 2006 B, 5.000% 11/15/16	1,500,000	1,624,710
Series 2007 B, 5.000% 11/15/22	1,500,000	1,521,735
Series 2008 C, 6.250% 11/15/23	3,570,000	3,970,554
Series 2008, 5.000% 11/15/30 (b)	1,000,000	1,053,060
Transportation Total		12,083,198
Transportation Total		24,447,389
Utilities – 6.9%
Municipal Electric – 3.1%
NY Long Island Power Authority
Series 2003 A, 5.000% 06/01/09	2,000,000	2,005,360
Series 2009 A, 5.250% 04/01/21	1,000,000	1,071,020

	Par ($)	Value ($)
PR Commonwealth of Puerto Rico Electric Power Authority
Series 1997 BB, Insured: NPFGC: 6.000% 07/01/11	5,000,000	5,173,000
6.000% 07/01/12	1,000,000	1,044,830
Series 2003 NN, Insured: NPFGC 5.250% 07/01/19	215,000	214,482
Municipal Electric Total		9,508,692
Water & Sewer – 3.8%
NY Municipal Water Finance Authority
Series 2002, Insured: FSA 5.375% 06/15/16	5,000,000	5,458,700
NY Onondaga County Water Authority
Series 2005 A, Insured: AMBAC: 5.000% 09/15/22	895,000	933,118
5.000% 09/15/23	940,000	979,978
NY Rensselaer County Water Service & Sewer Authority
Series 2008, 5.100% 09/01/28	2,215,000	2,211,441
NY Western Nassau County Water Authority
Series 2005, Insured: AMBAC 5.000% 05/01/22	1,765,000	1,826,916
Water & Sewer Total		11,410,153
Utilities Total		20,918,845
Total Municipal Bonds (cost of $282,635,997)		287,955,678
Investment Companies – 3.6%
	Shares
Columbia New York Tax-Exempt Reserves, Capital Class (7 day yield of 0.730%) (e)(f)	5,223,848	5,223,848
Dreyfus Cash Management Plus, Inc. (7 day yield of 0.580%)	5,501,304	5,501,304
Total Investment Companies (cost of $10,725,152)		10,725,152
Total Investments – 98.9% (cost of $293,361,149) (g)		298,680,830
Other Assets & Liabilities, Net – 1.1%		3,418,044
Net Assets – 100.0%		302,098,874

See Accompanying Notes to Financial Statements.

Columbia New York Intermediate Municipal Bond Fund

April 30, 2009 (Unaudited)

Notes to Investment Portfolio:

(a)  Zero coupon bond.

(b)  The interest rate shown on floating rate or variable rate securities reflects the rate at April 30, 2009.

(c)  The Fund has been informed that each issuer has placed direct obligations of the U.S. Government in an irrevocable trust, solely for the payment of principal and interest.

(d)  Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2009, these securities, which are not illiquid, amounted to $1,772,820, which represents 0.6% of net assets.

(e)  Investments in affiliates during the six-month period ended April 30, 2009:

  Security name: Columbia New York Tax-Exempt Reserves,
Capital Class (7 day yield of 0.730%)

Shares as of 10/31/08:	–
Shares purchased:	23,482,848
Shares sold:	(18,259,000)
Shares as of 04/30/09:	5,223,848
Net realized gain/loss:	$–
Dividend income earned:	$13,254
Value at end of period:	$5,223,848

(f)  Money market mutual fund registered under the Investment Company Act of 1940, as amended and advised by Columbia Management Advisors, LLC.

(g)  Cost for federal income tax purposes is $293,297,283.

The following table summarizes the inputs used, as of April 30, 2009, in valuing the Fund's assets:

Valuation Inputs	Investments in Securities	Other Financial Instruments
Level 1 – Quoted Prices	$10,725,152	$–
Level 2 – Other Significant Observable Inputs	287,955,678	–
Level 3 – Significant Unobservable Inputs	–	–
Total	$298,680,830	$–

For more information on valuation inputs, and their aggregation into the levels used in the table above, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

At April 30, 2009, the composition of the Fund by revenue source is as follows:

Holdings By Revenue Source	% of Net Assets
Tax-Backed	37.4
Refunded/Escrowed	17.3
Education	8.8
Transportation	8.1
Utilities	6.9
Health Care	6.3
Other	5.5
Other Revenue	2.6
Housing	1.7
Resource Recovery	0.5
Industrials	0.2
95.3
Investment Companies	3.6
Other Assets & Liabilities, Net	1.1
100.0

Acronym	Name
AMBAC	Ambac Assurance Corp.

CIFG	CIFG Assurance North America, Inc.

FGIC	Financial Guaranty Insurance Co.

FHA	Federal Housing Administration

FSA	Financial Security Assurance, Inc.

LOC	Letter of Credit

NPFGC	National Public Finance Guarantee Corp.

RAD	Radian Asset Assurance, Inc.

SONYMA	State of New York Mortgage Agency

SYNC	Syncora Guarantee, Inc.

See Accompanying Notes to Financial Statements.

Investment Portfolio – Columbia Rhode Island Intermediate Municipal Bond Fund

April 30, 2009 (Unaudited)

Municipal Bonds – 99.5%
	Par ($)	Value ($)
Education – 19.9%
Education – 18.6%
PR Commonwealth of Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities
Universidad Interamericana de Puerto Rico, Inc., Series 1998 A, Insured: NPFGC: 5.250% 10/01/12	360,000	361,692
5.375% 10/01/13	1,550,000	1,557,021
5.500% 10/01/14	350,000	351,033
RI Health & Educational Building Corp.
Higher Education Facility:
Brown University, Series 2007, 5.000% 09/01/18	1,000,000	1,149,450
Johnson & Wales: Series 1999, Insured: NPFGC: 5.500% 04/01/15	1,000,000	1,083,260
5.500% 04/01/17	1,000,000	1,079,090
5.500% 04/01/18	1,420,000	1,520,635
Series 2003, Insured: SYNC 5.250% 04/01/16	1,485,000	1,527,100
New England Institute, Series 2007, Insured: AMBAC 4.500% 03/01/26	500,000	456,300
Providence College, Series 2003 A, Insured: SYNC 5.000% 11/01/24	2,500,000	2,489,325
Roger Williams College, Series 1998, Insured: AMBAC 5.125% 11/15/14	1,000,000	1,022,180
Rhode Island School of Design, Series 2004 D, Insured: SYNC 5.500% 08/15/16	1,340,000	1,459,917
Series 2004 D, Insured: SYNC 5.500% 08/15/17	1,345,000	1,451,255
Series 2003 A, Insured: AMBAC 5.000% 09/15/13	1,040,000	1,142,471
Series 2004 A, Insured: AMBAC 5.250% 09/15/20	1,020,000	1,078,538

	Par ($)	Value ($)
Series 2008 A, 6.500% 09/15/28	2,000,000	2,085,300
RI Economic Development Corp.
University of Rhode Island, Series 1999, Insured: FSA 5.000% 11/01/19	750,000	759,915
Education Total		20,574,482
Prep School – 1.3%
RI Health & Educational Building Corp.
Educational Institution Revenue, Times2 Academy, Series 2004, LOC: Citizens Bank 5.000% 12/15/24	1,500,000	1,437,120
Prep School Total		1,437,120
Education Total		22,011,602
Health Care – 2.8%
Hospitals – 2.8%
RI Health & Educational Building Corp.
Rhode Island Hospital: Series 2002, 6.375% 08/15/21	205,000	208,647
Series 2006, Insured: FSA 5.000% 05/15/26	2,000,000	1,963,960
Series 2009, Insured: AGO: 6.125% 05/15/27	400,000	408,556
6.250% 05/15/30	500,000	510,065
Hospitals Total		3,091,228
Health Care Total		3,091,228
Housing – 3.8%
Assisted Living/Senior – 0.4%
RI Health & Educational Building Corp.
The Frassati Residence, Series 1999 A, Pre-Refunded 11/15/09, LOC: Allied Irish Bank PLC 6.125% 11/15/18	450,000	458,082
Assisted Living/Senior Total		458,082

See Accompanying Notes to Financial Statements.

Columbia Rhode Island Intermediate Municipal Bond Fund

April 30, 2009 (Unaudited)

Municipal Bonds (continued)
	Par ($)	Value ($)
Multi-Family – 1.1%
PR Commonwealth of Puerto Rico Housing Finance Authority
Series 2008, 5.000% 12/01/13	800,000	875,416
RI Housing & Mortgage Finance Corp.
Multi-Family Housing: Series 1995 A, Insured: AMBAC 6.150% 07/01/17	80,000	80,137
Series 1997 A, Insured: AMBAC 5.600% 07/01/10	215,000	216,101
Multi-Family Total		1,171,654
Single-Family – 2.3%
RI Housing & Mortgage Finance Corp.
Series 2003, 4.450% 04/01/17	2,000,000	2,004,340
RI Providence Housing Authority
Series 2008, 5.000% 09/01/24	565,000	581,069
Single-Family Total		2,585,409
Housing Total		4,215,145
Industrials – 0.5%
Oil & Gas – 0.5%
TN Energy Acquisition Corp.
Series 2006, 5.250% 09/01/22	600,000	510,666
Oil & Gas Total		510,666
Industrials Total		510,666
Other – 24.2%
Other – 1.4%
RI Providence Housing Authority
Series 2008: 5.000% 09/01/25	590,000	601,570
5.000% 09/01/26	310,000	314,259
5.000% 09/01/27	690,000	693,747
Other Total		1,609,576
Pool/Bond Bank – 4.3%
RI Clean Water Finance Agency Water Pollution Control
Revolving Fund Pooled Loan: Series 2006 A, 4.500% 10/01/22	1,000,000	1,052,460

	Par ($)	Value ($)
Series 2007 A, 4.750% 10/01/21	1,000,000	1,090,830
RI Clean Water Protection Finance Agency
Safe Drinking Water Revolving, Series 2004 A, 5.000% 10/01/18	1,000,000	1,106,760
Water Pollution Control Revenue, Revolving Fund, Pooled Loan Association: Series 1999 A, Insured: AMBAC 5.250% 10/01/16	500,000	507,040
Series 2004 A, 4.750% 10/01/23	1,000,000	1,045,460
Pool/Bond Bank Total		4,802,550
Refunded/Escrowed (a) – 17.3%
RI & Providence Plantations
Series 2001 C, Economically Defeased to Maturity, 5.000% 09/01/11	2,000,000	2,179,180
RI Depositors Economic Protection Corp.
Special Obligation: Series 1993 A: Escrowed to Maturity: Insured: FSA: 5.750% 08/01/14	1,000,000	1,156,340
5.750% 08/01/21	2,165,000	2,648,856
Insured: NPFGC 5.875% 08/01/11	2,500,000	2,717,400
Pre-refunded 08/01/13, Insured: FSA 5.750% 08/01/14	2,105,000	2,463,376
Series 1993 B: Escrowed to Maturity, Insured: NPFGC 5.800% 08/01/12	1,000,000	1,140,440
Pre-refunded 02/01/11, Insured: NPFGC 5.250% 08/01/21	250,000	268,135
RI Health & Educational Building Corp.
Higher Education Facility,
University of Rhode Island, Series 2000 B, Pre-refunded 09/15/10: Insured: AMBAC 5.500% 09/15/20	2,000,000	2,134,840
5.700% 09/15/30	2,250,000	2,407,793

See Accompanying Notes to Financial Statements.

Columbia Rhode Island Intermediate Municipal Bond Fund

April 30, 2009 (Unaudited)

Municipal Bonds (continued)
	Par ($)	Value ($)
Hospital Financing Lifespan, Series 2002, Pre-refunded 08/15/12, 6.375% 08/15/21	1,295,000	1,480,211
RI South Kingstown
Series 2000, Pre-refunded 06/15/10, Insured: FGIC 6.250% 06/15/19	500,000	536,895
Refunded/Escrowed Total		19,133,466
Tobacco – 1.2%
RI Tobacco Settlement Financing Corp.
Rhode Island Revenue, Asset Backed, Series 2002 A, 6.000% 06/01/23	1,455,000	1,338,105
Tobacco Total		1,338,105
Other Total		26,883,697
Tax-Backed – 34.3%
Local Appropriated – 9.2%
RI Health & Educational Building Corp.
Series 2006 A, Insured: FSA 5.000% 05/15/23	2,000,000	2,082,880
Series 2007 A, Insured: FSA 5.000% 05/15/22	2,000,000	2,106,520
Series 2007 C, Insured: FSA 5.000% 05/15/21	1,500,000	1,593,135
RI Providence Public Building Authority
School & Public Facilities Project: Series 1998 A, Insured: FSA 5.250% 12/15/14	1,000,000	1,022,720
Series 1999 A, Insured: AMBAC: 5.125% 12/15/14	500,000	511,385
5.375% 12/15/11	1,035,000	1,067,064
RI Smithfield
Lease Participation Certificates,
Wastewater Treatment Facility Loan, Series 2003 A, Insured: NPFGC: 5.000% 11/15/11	810,000	867,526
5.000% 11/15/12	855,000	929,676
Local Appropriated Total		10,180,906

	Par ($)	Value ($)
Local General Obligations – 13.9%
PR Commonwealth of Puerto Rico Municipal Finance Agency
Series 1997 A, Insured: FSA 5.500% 07/01/17	75,000	75,071
RI City of Cranston
Series 2005, Insured: AMBAC 5.000% 07/15/15	2,280,000	2,542,610
Series 2008, Insured: FSA: 4.750% 07/01/26	900,000	897,849
4.750% 07/01/27	945,000	932,488
4.750% 07/01/28	990,000	965,606
RI Coventry
Series 2002, Insured: AMBAC: 5.000% 06/15/21	750,000	787,748
5.000% 06/15/22	750,000	784,343
RI Exeter West Greenwich Regional School District
Series 1997, Insured: NPFGC 5.400% 11/15/10	1,000,000	1,003,510
RI Health & Educational Building Corp.
Series 2009 A, 5.000% 05/15/25 (b)	1,515,000	1,570,176
RI Johnston
Series 2004, Insured: SYNC 5.250% 06/01/19	525,000	516,868
Series 2005, Insured: FSA: 4.750% 06/01/21	390,000	408,892
4.750% 06/01/22	405,000	422,095
4.750% 06/01/23	425,000	441,171
4.750% 06/01/24	445,000	459,747
4.750% 06/01/25	460,000	471,859
Various Purpose, Series 2004, Insured: SYNC 5.250% 06/01/20	555,000	537,484
RI Providence
Series 2001 C, Insured: FGIC 5.500% 01/15/13	1,890,000	2,086,371

See Accompanying Notes to Financial Statements.

Columbia Rhode Island Intermediate Municipal Bond Fund

April 30, 2009 (Unaudited)

Municipal Bonds (continued)
	Par ($)	Value ($)
RI Woonsocket
Series 2005, Insured: AMBAC 4.250% 03/01/25	550,000	502,392
Local General Obligations Total		15,406,280
Special Non-Property Tax – 2.9%
PR Commonwealth of Puerto Rico Infrastructure Financing Authority
Series 2005 C, Insured: AMBAC 5.500% 07/01/23	1,000,000	937,220
RI Economic Development Corp.
Series 2000, Insured: RAD 6.125% 07/01/20	1,300,000	1,300,936
RI Convention Center Authority Revenue
Series 2005 A, Insured: FSA 5.000% 05/15/23	1,005,000	1,017,512
Special Non-Property Tax Total		3,255,668
State Appropriated – 2.0%
RI & Providence Plantations,
Series 2005 A, Insured: NPFGC 5.000% 10/01/19	1,200,000	1,224,036
RI Economic Development Corp.
Economic Development Revenue,
East Greenwich Free Library Association, Series 2004: 4.500% 06/15/09	100,000	99,843
4.500% 06/15/14	245,000	231,966
5.750% 06/15/24	415,000	351,285
RI Health & Educational Building Corp.
Series 2007 B, Insured: AMBAC 4.250% 05/15/19	250,000	254,377
State Appropriated Total		2,161,507
State General Obligations – 6.3%
PR Commonwealth of Puerto Rico
Capital Appreciation, Series 1998, Insured: NPFGC: (c) 07/01/14	1,310,000	988,107
6.000% 07/01/16	250,000	254,707
Series 2006 A, 5.250% 07/01/23	250,000	228,458

	Par ($)	Value ($)
RI & Providence Plantations
Series 2005 A, Insured: FSA 5.000% 08/01/17	2,000,000	2,247,880
Series 2006 A, Insured: FSA 4.500% 08/01/20	2,000,000	2,143,320
Series 2006 C, Insured: NPFGC 5.000% 11/15/18	1,000,000	1,132,200
State General Obligations Total		6,994,672
Tax-Backed Total		37,999,033
Transportation – 6.9%
Airports – 2.8%
RI Economic Development Corp.
Rhode Island Airport Corp., Series 2008 C, Insured: AGO 5.000% 07/01/17	2,245,000	2,490,783
Series 1998 B, Insured: FSA 5.000% 07/01/23	685,000	687,966
Airports Total		3,178,749
Transportation – 4.1%
RI Economic Development Corp.
Grant Anticipation Note,
Rhode Island Department Transportation, Series 2003 C, Insured: FSA 5.000% 06/15/14	2,225,000	2,417,173
Series 2009 A, Insured: AGO 5.250% 06/15/21	2,000,000	2,113,140
Transportation Total		4,530,313
Transportation Total		7,709,062
Utilities – 7.1%
Municipal Electric – 0.6%
PR Commonwealth of Puerto Rico Electric Power Authority
Series 1998 EE, Insured: NPFGC 5.250% 07/01/15	500,000	502,380
Series 2003 NN, Insured: NPFGC 5.250% 07/01/19	215,000	214,482
Municipal Electric Total		716,862

See Accompanying Notes to Financial Statements.

Columbia Rhode Island Intermediate Municipal Bond Fund

April 30, 2009 (Unaudited)

Municipal Bonds (continued)
	Par ($)	Value ($)
Water & Sewer – 6.5%
RI Bristol County Water Authority Revenue
Series 1997 A, Insured: NPFGC 5.000% 07/01/16	500,000	502,160
RI Kent County Water Authority
Series 2002 A, Insured: NPFGC: 5.000% 07/15/15	750,000	807,315
5.000% 07/15/16	1,265,000	1,361,671
RI Narragansett Bay Commission Wastewater System Revenue
Series 2005 A, Insured: NPFGC 5.000% 08/01/26	2,500,000	2,526,550
RI Narragansett Bay Commission
Series 2007 A, Insured: NPFGC 5.000% 02/01/32	2,000,000	1,965,160
Water & Sewer Total		7,162,856
Utilities Total		7,879,718
Total Municipal Bonds (cost of $107,670,890)		110,300,151
Investment Companies – 1.4%
	Shares
Columbia Tax-Exempt Reserves, Capital Class (7 day yield of 0.700%) (d)(e)	1,026,000	1,026,000
Dreyfus Tax-Exempt Cash Management Fund (7 day yield of 0.794%)	450,000	450,000
Total Investment Companies (cost of $1,476,000)		1,476,000
Total Investments – 100.9% (cost of $109,146,890) (f)		111,776,151
Other Assets & Liabilities, Net – (0.9)%		(951,899)
Net Assets – 100.0%		110,824,252

Notes to Investment Portfolio:

(a)  The Fund has been informed that each issuer has placed direct obligations of the U.S. Government in an irrevocable trust, solely for the payment of principal and interest.

(b)  Security purchased on a delayed delivery basis.

(c)  Zero coupon bond.

(d)  Investments in affiliates during the six-month period ended April 30, 2009:

  Security name: Columbia Tax-Exempt Reserves,
Capital Class (7 day yield of 0.700%)

Shares as of 10/31/08:	–
Shares purchased:	7,562,427
Shares sold:	(6,536,427)
Shares as of 04/30/09:	1,026,000
Net realized gain/loss:	$–
Dividend income earned:	$1,749
Value at end of period:	$1,026,000

(e)  Money market mutual fund registered under the Investment Company Act of 1940, as amended, and advised by Columbia Management Advisors, LLC.

(f)  Cost for federal income tax purposes is $109,100,276.

The following table summarizes the inputs used, as of April 30, 2009, in valuing the Fund's assets:

Valuation Inputs	Investments in Securities	Other Financial Instruments
Level 1 – Quoted Prices	$1,476,000	$–
Level 2 – Other Significant Observable Inputs	110,300,151	–
Level 3 – Significant Unobservable Inputs	–	–
Total	$111,776,151	$–

For more information on valuation inputs, and their aggregation into the levels used in the table above, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

At April 30, 2009, the composition of the Fund by revenue source is as follows:

Holdings By Revenue Source	% of Net Assets
Tax-Backed	34.3
Education	19.9
Refunded/Escrowed	17.3
Utilities	7.1
Other	6.9
Transportation	6.9
Housing	3.8
Health Care	2.8
Industrials	0.5
99.5
Investment Companies	1.4
Other Assets & Liabilities, Net	(0.9)
100.0

Acronym	Name
AGO	Assured Guaranty Ltd.

AMBAC	Ambac Assurance Corp.

FGIC	Financial Guaranty Insurance Co.

FSA	Financial Security Assurance, Inc.

LOC	Letter of Credit

NPFGC	National Public Finance Guarantee Corp.

RAD	Radian Asset Assurance, Inc.

SYNC	Syncora Guarantee, Inc.

See Accompanying Notes to Financial Statements.

Statements of Assets and Liabilities – Columbia Tax-Exempt Bond Funds
April 30, 2009 (Unaudited)

	($)	($)	($)
	Columbia Connecticut Intermediate Municipal Bond Fund	Columbia Intermediate Municipal Bond Fund	Columbia Massachusetts Intermediate Municipal Bond Fund
Assets
Unaffiliated investments, at identified cost	218,539,780	2,379,791,731	318,860,542
Affiliated investments, at identified cost	1,596,357	33,221,000	6,706,098
Total investments, at identified cost	220,136,137	2,413,012,731	325,566,640
Unaffiliated investments, at value	223,054,991	2,383,686,831	329,651,409
Affiliated investments, at value	1,596,357	33,221,000	6,706,098
Total investments, at value	224,651,348	2,416,907,831	336,357,507
Cash	1,800,149	394	—
Receivable for:
Investments sold	—	4,318,544	—
Fund shares sold	30,584	4,781,280	636,322
Interest	2,903,429	35,942,486	4,352,799
Expense reimbursement due from investment advisor	—	—	29,922
Trustees' deferred compensation plan	13,963	72,098	19,339
Other assets	5,142	80,535	8,008
Total Assets	229,404,615	2,462,103,168	341,403,897
Liabilities
Payable to custodian bank	—	—	1,299,837
Expense reimbursement due to investment advisor	6,403	7,750	—
Payable for:
Investments purchased	—	16,586,583	—
Investments purchased on a delayed delivery basis	—	—	—
Fund shares repurchased	265,594	2,162,284	227,130
Distributions	601,756	7,276,997	829,181
Investment advisory fee	90,021	821,443	132,029
Administration fee	12,566	126,052	18,429
Transfer agent fee	8,834	26,154	4,178
Trustees' fees	1,517	209,935	2,849
Audit fee	19,940	25,193	23,522
Legal fee	10,180	42,483	6,123
Pricing and bookkeeping fees	10,590	45,002	16,291
Custody fee	3,202	19,101	6,768
Registration fee	329	379	213
Distribution and service fees	11,276	24,212	12,675
Chief compliance officer expenses	422	88	71
Trustees' deferred compensation plan	13,963	72,098	19,339
Other liabilities	36,567	31,146	3,188
Total Liabilities	1,093,160	27,476,900	2,601,823
Net Assets	228,311,455	2,434,626,268	338,802,074
Net Assets Consist of
Paid-in capital	224,804,000	2,449,283,385	328,484,469
Undistributed net investment income	115,503	1,690,536	59,372
Accumulated net realized loss	(1,123,259)	(20,242,753)	(532,634)
Net unrealized appreciation on investments	4,515,211	3,895,100	10,790,867
Net Assets	228,311,455	2,434,626,268	338,802,074

See Accompanying Notes to Financial Statements.

	($)	($)	($)
	Columbia New Jersey Intermediate Municipal Bond Fund	Columbia New York Intermediate Municipal Bond Fund	Columbia Rhode Island Intermediate Municipal Bond Fund
Assets
Unaffiliated investments, at identified cost	69,807,359	288,137,301	108,120,890
Affiliated investments, at identified cost	2,434,937	5,223,848	1,026,000
Total investments, at identified cost	72,242,296	293,361,149	109,146,890
Unaffiliated investments, at value	71,009,618	293,456,982	110,750,151
Affiliated investments, at value	2,434,937	5,223,848	1,026,000
Total investments, at value	73,444,555	298,680,830	111,776,151
Cash	746	569	165
Receivable for:
Investments sold	—	—	—
Fund shares sold	94,652	351,655	38,817
Interest	937,612	4,226,584	1,447,492
Expense reimbursement due from investment advisor	33,381	35,717	30,560
Trustees' deferred compensation plan	9,604	12,486	12,194
Other assets	1,669	14,014	2,862
Total Assets	74,522,219	303,321,855	113,308,241
Liabilities
Payable to custodian bank	—	—	—
Expense reimbursement due to investment advisor	—	—	—
Payable for:
Investments purchased	—	—	—
Investments purchased on a delayed delivery basis	—	—	1,579,191
Fund shares repurchased	62,328	218,045	477,683
Distributions	194,760	792,664	328,942
Investment advisory fee	28,857	118,495	43,917
Administration fee	4,028	11,546	6,130
Transfer agent fee	6,213	2,942	3,317
Trustees' fees	1,690	—	323
Audit fee	20,508	22,113	13,919
Legal fee	4,828	7,576	5,769
Pricing and bookkeeping fees	8,224	16,104	8,067
Custody fee	1,336	2,967	1,098
Registration fee	9,727	7,331	—
Distribution and service fees	4,314	5,631	1,529
Chief compliance officer expenses	57	50	10
Trustees' deferred compensation plan	9,604	12,486	12,194
Other liabilities	5,358	5,031	1,900
Total Liabilities	361,832	1,222,981	2,483,989
Net Assets	74,160,387	302,098,874	110,824,252
Net Assets Consist of
Paid-in capital	73,097,601	298,673,631	108,230,013
Undistributed net investment income	13,518	110,824	40,290
Accumulated net realized loss	(152,991)	(2,005,262)	(75,312)
Net unrealized appreciation on investments	1,202,259	5,319,681	2,629,261
Net Assets	74,160,387	302,098,874	110,824,252

See Accompanying Notes to Financial Statements.

Statements of Assets and Liabilities (continued) – Columbia Tax-Exempt Bond Funds
April 30, 2009 (Unaudited)

	Columbia Connecticut Intermediate Municipal Bond Fund	Columbia Intermediate Municipal Bond Fund	Columbia Massachusetts Intermediate Municipal Bond Fund
Class A
Net assets	$13,778,703	$78,025,467	$17,140,818
Shares outstanding	1,300,633	7,808,478	1,630,293
Net asset value per share (a)	$10.59	$9.99	$10.51
Maximum sales charge	3.25%	3.25%	3.25%
Maximum offering price per share (b)	$10.95	$10.33	$10.86
Class B
Net assets	$2,465,576	$5,984,273	$1,375,211
Shares outstanding	232,738	598,933	130,800
Net asset value and offering price per share (a)	$10.59	$9.99	$10.51
Class C
Net assets	$7,233,669	$16,111,556	$6,227,773
Shares outstanding	682,816	1,612,530	592,343
Net asset value and offering price per share (a)	$10.59	$9.99	$10.51
Class T
Net assets	$17,878,128	$10,598,092	$39,424,963
Shares outstanding	1,687,609	1,060,728	3,749,835
Net asset value per share (a)	$10.59	$9.99	$10.51
Maximum sales charge	4.75%	4.75%	4.75%
Maximum offering price per share (b)	$11.12	$10.49	$11.03
Class Z
Net assets	$186,955,379	$2,323,906,880	$274,633,309
Shares outstanding	17,647,651	232,592,885	26,121,269
Net asset value, offering and redemption price per share	$10.59	$9.99	$10.51

(a)  Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

(b)  On sales of $50,000 or more the offering price is reduced.

See Accompanying Notes to Financial Statements.

	Columbia New Jersey Intermediate Municipal Bond Fund	Columbia New York Intermediate Municipal Bond Fund	Columbia Rhode Island Intermediate Municipal Bond Fund
Class A
Net assets	$4,297,020	$5,055,577	$2,710,399
Shares outstanding	430,264	437,842	246,009
Net asset value per share (a)	$9.99	$11.55	$11.02
Maximum sales charge	3.25%	3.25%	3.25%
Maximum offering price per share (b)	$10.33	$11.94	$11.39
Class B
Net assets	$1,342,949	$1,623,630	$324,700
Shares outstanding	134,464	140,615	29,471
Net asset value and offering price per share (a)	$9.99	$11.55	$11.02
Class C
Net assets	$3,619,429	$3,239,672	$1,240,173
Shares outstanding	362,413	280,570	112,560
Net asset value and offering price per share (a)	$9.99	$11.55	$11.02
Class T
Net assets	$3,640,852	$11,668,708	$9,414,552
Shares outstanding	364,553	1,010,565	854,511
Net asset value per share (a)	$9.99	$11.55	$11.02
Maximum sales charge	4.75%	4.75%	4.75%
Maximum offering price per share (b)	$10.49	$12.13	$11.57
Class Z
Net assets	$61,260,137	$280,511,287	$97,134,428
Shares outstanding	6,133,933	24,293,764	8,816,364
Net asset value, offering and redemption price per share	$9.99	$11.55	$11.02

See Accompanying Notes to Financial Statements.

Statements of Operations – Columbia Tax-Exempt Bond Funds
For the Six Months Ended April 30, 2009 (Unaudited)

	($)	($)	($)
	Columbia Connecticut Intermediate Municipal Bond Fund	Columbia Intermediate Municipal Bond Fund	Columbia Massachusetts Intermediate Municipal Bond Fund
Investment Income
Interest	4,638,912	53,770,574	6,814,123
Dividends	22,486	190,717	11,085
Dividends from affiliates	5,436	74,334	6,022
Total Investment Income	4,666,834	54,035,625	6,831,230
Expenses
Investment advisory fee	524,820	4,921,977	778,848
Administration fee	73,256	801,480	108,714
Distribution fee:
Class B	9,262	19,169	5,294
Class C	24,748	45,576	17,779
Service fee:
Class A	16,279	76,664	17,233
Class B	3,087	5,898	1,765
Class C	8,249	14,011	5,923
Shareholder service fee—Class T	13,097	7,929	28,954
Transfer agent fee	18,643	138,376	14,356
Pricing and bookkeeping fees	44,543	118,491	55,792
Trustees' fees	9,485	29,098	12,979
Custody fee	5,475	25,226	8,906
Registration fees	20,829	31,668	20,235
Audit fee	20,152	23,797	21,660
Legal fees	12,417	85,552	15,885
Reports to shareholders	62,166	67,546	20,847
Chief compliance officer expenses	695	733	359
Other expenses	7,503	32,758	12,116
Total Expenses	874,706	6,445,949	1,147,645
Fees waived or expenses reimbursed by investment advisor	(233,369)	(201,056)	(230,473)
Fees waived by distributor—Class C	(11,549)	(31,525)	(8,292)
Expense reductions	(1,760)	(4,777)	(1,423)
Net Expenses	628,028	6,208,591	907,457
Net Investment Income	4,038,806	47,827,034	5,923,773
Net Realized and Unrealized Gain (Loss) on Investments
Net realized gain (loss) on investments	(609,963)	(13,415,543)	(204,757)
Net change in unrealized appreciation (depreciation) on investments	11,902,555	103,566,176	19,342,926
Net Gain	11,292,592	90,150,633	19,138,169
Net Increase Resulting from Operations	15,331,398	137,977,667	25,061,942

See Accompanying Notes to Financial Statements.

	($)	($)	($)
	Columbia New Jersey Intermediate Municipal Bond Fund	Columbia New York Intermediate Municipal Bond Fund	Columbia Rhode Island Intermediate Municipal Bond Fund
Investment Income
Interest	1,523,097	6,221,555	2,559,843
Dividends	10,921	4,275	1,556
Dividends from affiliates	6,085	13,254	1,749
Total Investment Income	1,540,103	6,239,084	2,563,148
Expenses
Investment advisory fee	167,367	694,287	266,615
Administration fee	23,362	96,911	37,215
Distribution fee:
Class B	4,712	5,871	1,178
Class C	11,153	10,565	3,933
Service fee:
Class A	4,707	6,206	4,193
Class B	1,569	1,957	393
Class C	3,715	3,522	1,312
Shareholder service fee—Class T	2,789	8,676	—
Transfer agent fee	7,593	13,928	5,955
Pricing and bookkeeping fees	30,727	52,991	34,105
Trustees' fees	7,486	9,907	6,782
Custody fee	2,049	4,239	1,980
Registration fees	27,025	24,908	16,993
Audit fee	18,673	19,777	19,431
Legal fees	4,796	14,750	6,507
Reports to shareholders	23,963	27,638	19,815
Chief compliance officer expenses	303	346	263
Other expenses	5,752	15,092	6,167
Total Expenses	347,741	1,011,571	432,837
Fees waived or expenses reimbursed by investment advisor	(138,472)	(226,276)	(134,683)
Fees waived by distributor—Class C	(5,202)	(4,930)	(1,834)
Expense reductions	(255)	(514)	(200)
Net Expenses	203,812	779,851	296,120
Net Investment Income	1,336,291	5,459,233	2,267,028
Net Realized and Unrealized Gain (Loss) on Investments
Net realized gain (loss) on investments	(47,030)	(1,077,663)	89,012
Net change in unrealized appreciation (depreciation) on investments	3,137,179	14,143,962	5,066,692
Net Gain	3,090,149	13,066,299	5,155,704
Net Increase Resulting from Operations	4,426,440	18,525,532	7,422,732

See Accompanying Notes to Financial Statements.

Statements of Changes in Net Assets – Columbia Tax-Exempt Bond Funds

Increase (Decrease) in Net Assets	Columbia Connecticut Intermediate Municipal Bond Fund		Columbia Intermediate Municipal Bond Fund		Columbia Massachusetts Intermediate Municipal Bond Fund
	(Unaudited) Six Months Ended April 30, 2009 ($)	Year Ended October 31, 2008 ($)	(Unaudited) Six Months Ended April 30, 2009 ($)	Year Ended October 31, 2008 ($)	(Unaudited) Six Months Ended April 30, 2009 ($)	Year Ended October 31, 2008 ($)
Operations
Net investment income	4,038,806	7,183,576	47,827,034	97,023,128	5,923,773	12,236,550
Net realized gain (loss) on investments and futures contracts	(609,963)	(151,110)	(13,415,543)	(1,608,297)	(204,757)	(215,302)
Net change in unrealized appreciation (depreciation) on investments	11,902,555	(11,312,779)	103,566,176	(152,317,172)	19,342,926	(14,469,234)
Net increase (decrease) resulting from operations	15,331,398	(4,280,313)	137,977,667	(56,902,341)	25,061,942	(2,447,986)
Distributions to Shareholders
From net investment income:
Class A	(227,854)	(185,224)	(1,460,193)	(3,212,569)	(236,139)	(314,030)
Class B	(34,065)	(77,931)	(93,289)	(220,033)	(19,055)	(43,078)
Class C	(102,202)	(174,326)	(252,133)	(403,945)	(71,574)	(124,485)
Class T	(314,681)	(700,158)	(203,984)	(471,517)	(683,804)	(1,488,651)
Class Z	(3,355,162)	(6,041,271)	(45,813,900)	(92,703,384)	(4,907,166)	(10,255,310)
From net realized gains:
Class A	—	—	—	—	—	(2,176)
Class B	—	—	—	—	—	(493)
Class C	—	—	—	—	—	(1,189)
Class T	—	—	—	—	—	(12,944)
Class Z	—	—	—	—	—	(81,124)
Total distributions to shareholders	(4,033,964)	(7,178,910)	(47,823,499)	(97,011,448)	(5,917,738)	(12,323,480)
Net Capital Stock Transactions	9,633,895	49,942,836	(73,917,728)	242,880,150	4,803,924	20,163,292
Total increase (decrease) in net assets	20,931,329	38,483,613	16,236,440	88,966,361	23,948,128	5,391,826
Net Assets
Beginning of period	207,380,126	168,896,513	2,418,389,828	2,329,423,467	314,853,946	309,462,120
End of period	228,311,455	207,380,126	2,434,626,268	2,418,389,828	338,802,074	314,853,946
Undistributed net investment income, at end of period	115,503	110,661	1,690,536	1,687,001	59,372	53,337

See Accompanying Notes to Financial Statements.

Increase (Decrease) in Net Assets	Columbia New Jersey Intermediate Municipal Bond Fund		Columbia New York Intermediate Municipal Bond Fund		Columbia Rhode Island Intermediate Municipal Bond Fund
	(Unaudited) Six Months Ended April 30, 2009 ($)	Year Ended October 31, 2008 ($)	(Unaudited) Six Months Ended April 30, 2009 ($)	Year Ended October 31, 2008 ($)	(Unaudited) Six Months Ended April 30, 2009 ($)	Year Ended October 31, 2008 ($)
Operations
Net investment income	1,336,291	2,634,878	5,459,233	8,477,341	2,267,028	4,694,216
Net realized gain (loss) on investments and futures contracts	(47,030)	(25,725)	(1,077,663)	171,381	89,012	87,227
Net change in unrealized appreciation (depreciation) on investments	3,137,179	(3,624,737)	14,143,962	(14,173,089)	5,066,692	(5,799,586)
Net increase (decrease) resulting from operations	4,426,440	(1,015,584)	18,525,532	(5,524,367)	7,422,732	(1,018,143)
Distributions to Shareholders
From net investment income:
Class A	(68,540)	(120,967)	(88,238)	(125,808)	(64,585)	(98,502)
Class B	(18,192)	(35,740)	(21,855)	(46,205)	(4,851)	(10,936)
Class C	(48,074)	(89,601)	(44,118)	(66,602)	(17,955)	(29,824)
Class T	(69,746)	(164,338)	(210,814)	(460,687)	(186,709)	(405,504)
Class Z	(1,130,266)	(2,221,145)	(5,088,907)	(7,763,230)	(1,986,292)	(4,140,499)
From net realized gains:
Class A	—	—	—	—	—	—
Class B	—	—	—	—	—	—
Class C	—	—	—	—	—	—
Class T	—	—	—	—	—	—
Class Z	—	—	—	—	—	—
Total distributions to shareholders	(1,334,818)	(2,631,791)	(5,453,932)	(8,462,532)	(2,260,392)	(4,685,265)
Net Capital Stock Transactions	4,869,007	4,365,783	(2,983,479)	156,314,790	(7,313,224)	2,055,992
Total increase (decrease) in net assets	7,960,629	718,408	10,088,121	142,327,891	(2,150,884)	(3,647,416)
Net Assets
Beginning of period	66,199,758	65,481,350	292,010,753	149,682,862	112,975,136	116,622,552
End of period	74,160,387	66,199,758	302,098,874	292,010,753	110,824,252	112,975,136
Undistributed net investment income, at end of period	13,518	12,045	110,824	105,523	40,290	33,654

See Accompanying Notes to Financial Statements.

Statements of Changes in Net Assets – Capital Stock Activity

	Columbia Connecticut Intermediate Municipal Bond Fund				Columbia Intermediate Municipal Bond Fund
	(Unaudited) Six Months Ended April 30, 2009		Year Ended October 31, 2008		(Unaudited) Six Months Ended April 30, 2009		Year Ended October 31, 2008
	Shares	Dollars ($)	Shares	Dollars ($)	Shares	Dollars ($)	Shares	Dollars ($)
Class A
Subscriptions	205,541	2,121,328	1,185,308	12,291,366	994,861	9,869,170	762,780	7,762,097
Distributions reinvested	4,991	52,006	4,962	51,874	85,063	838,807	173,229	1,747,705
Redemptions	(114,526)	(1,194,421)	(227,141)	(2,261,436)	(1,395,552)	(13,483,199)	(1,610,469)	(16,315,353)
Net increase (decrease)	96,006	978,913	963,129	10,081,804	(315,628)	(2,775,222)	(674,460)	(6,805,551)
Class B
Subscriptions	7,620	77,720	21,982	231,632	89,074	873,254	88,019	893,475
Distributions reinvested	1,802	18,755	3,865	40,566	4,874	48,049	11,362	114,716
Redemptions	(28,040)	(290,055)	(34,946)	(367,132)	(105,819)	(1,031,803)	(284,480)	(2,885,009)
Net decrease	(18,618)	(193,580)	(9,099)	(94,934)	(11,871)	(110,500)	(185,099)	(1,876,818)
Class C
Subscriptions	76,847	802,740	180,356	1,891,276	423,088	4,188,250	449,462	4,531,183
Distributions reinvested	4,594	47,813	9,221	96,685	11,777	116,297	13,458	135,457
Redemptions	(15,432)	(163,188)	(42,709)	(452,885)	(135,178)	(1,326,361)	(178,240)	(1,794,071)
Net increase	66,009	687,365	146,868	1,535,076	299,687	2,978,186	284,680	2,872,569
Class T
Subscriptions	8,548	88,457	3,148	33,324	5,075	50,127	3,613	36,386
Distributions reinvested	18,954	197,181	42,273	443,744	16,726	164,877	37,544	379,009
Redemptions	(76,111)	(775,726)	(168,431)	(1,773,397)	(82,738)	(813,659)	(208,373)	(2,091,503)
Net decrease	(48,609)	(490,088)	(123,010)	(1,296,329)	(60,937)	(598,655)	(167,216)	(1,676,108)
Class Z
Subscriptions	3,127,731	32,433,674	5,907,090	62,290,945	28,773,137	282,437,235	33,179,886	336,944,459
Proceeds received in connection with merger	—	—	—	—	—	—	36,795,116	374,435,646
Distributions reinvested	9,648	100,152	28,221	296,980	239,188	2,355,910	436,777	4,405,036
Redemptions	(2,301,009)	(23,882,541)	(2,189,985)	(22,870,706)	(36,733,074)	(358,204,682)	(46,154,154)	(465,419,083)
Net increase (decrease)	836,370	8,651,285	3,745,326	39,717,219	(7,720,749)	(73,411,537)	24,257,625	250,366,058

See Accompanying Notes to Financial Statements.

	Columbia Massachusetts Intermediate Municipal Bond Fund
	(Unaudited) Six Months Ended April 30, 2009		Year Ended October 31, 2008
	Shares	Dollars ($)	Shares	Dollars ($)
Class A
Subscriptions	721,283	7,492,818	746,892	7,714,968
Distributions reinvested	19,287	199,318	23,747	243,505
Redemptions	(315,522)	(3,228,002)	(233,450)	(2,432,020)
Net increase (decrease)	425,048	4,464,134	537,189	5,526,453
Class B
Subscriptions	4,432	46,066	8,569	88,446
Distributions reinvested	1,332	13,733	3,201	32,942
Redemptions	(20,346)	(209,133)	(25,799)	(262,951)
Net decrease	(14,582)	(149,334)	(14,029)	(141,563)
Class C
Subscriptions	199,762	2,088,791	88,218	919,403
Distributions reinvested	3,893	40,259	6,745	69,379
Redemptions	(18,898)	(191,844)	(53,759)	(557,837)
Net increase	184,757	1,937,206	41,204	430,945
Class T
Subscriptions	37,187	392,509	50,579	529,883
Distributions reinvested	51,749	534,016	114,142	1,174,651
Redemptions	(144,833)	(1,495,393)	(462,260)	(4,732,706)
Net decrease	(55,897)	(568,868)	(297,539)	(3,028,172)
Class Z
Subscriptions	2,223,372	22,919,888	5,714,637	59,383,887
Proceeds received in connection with merger	—	—	—	—
Distributions reinvested	17,179	175,993	34,748	358,484
Redemptions	(2,347,990)	(23,975,095)	(4,124,569)	(42,366,742)
Net increase (decrease)	(107,439)	(879,214)	1,624,816	17,375,629

See Accompanying Notes to Financial Statements.

Statements of Changes in Net Assets (continued) – Capital Stock Activity

	Columbia New Jersey Intermediate Municipal Bond Fund				Columbia New York Intermediate Municipal Bond Fund
	(Unaudited) Six Months Ended April 30, 2009		Year Ended October 31, 2008		(Unaudited) Six Months Ended April 30, 2009		Year Ended October 31, 2008
	Shares	Dollars ($)	Shares	Dollars ($)	Shares	Dollars ($)	Shares	Dollars ($)
Class A
Subscriptions	128,075	1,258,954	142,658	1,422,795	215,211	2,417,655	570,779	6,634,385
Distributions reinvested	5,118	50,368	9,696	96,369	4,213	48,026	5,051	57,658
Redemptions	(70,586)	(690,346)	(83,059)	(831,945)	(162,476)	(1,847,509)	(357,353)	(4,064,654)
Net increase (decrease)	62,607	618,976	69,295	687,219	56,948	618,172	218,477	2,627,389
Class B
Subscriptions	20,781	204,972	22,224	224,718	14,616	165,737	8,981	103,898
Distributions reinvested	1,330	13,094	2,575	25,611	1,133	12,883	2,402	27,485
Redemptions	(8,054)	(78,855)	(28,859)	(287,414)	(11,442)	(130,222)	(31,378)	(359,454)
Net increase (decrease)	14,057	139,211	(4,060)	(37,085)	4,307	48,398	(19,995)	(228,071)
Class C
Subscriptions	93,423	923,967	60,462	598,624	53,720	612,632	110,495	1,263,805
Distributions reinvested	2,225	21,914	4,178	41,581	2,623	29,827	4,122	47,085
Redemptions	(3,576)	(35,096)	(102,793)	(1,035,802)	(15,997)	(182,854)	(49,371)	(573,490)
Net increase (decrease)	92,072	910,785	(38,153)	(395,597)	40,346	459,605	65,246	737,400
Class T
Subscriptions	708	7,051	820	8,210	1,446	16,101	3,412	39,214
Distributions reinvested	6,160	60,598	14,320	142,504	14,278	162,275	31,007	354,764
Redemptions	(45,152)	(442,255)	(112,202)	(1,133,079)	(49,962)	(565,567)	(166,051)	(1,898,291)
Net decrease	(38,284)	(374,606)	(97,062)	(982,365)	(34,238)	(387,191)	(131,632)	(1,504,313)
Class Z
Subscriptions	1,198,521	11,710,280	1,522,626	15,296,862	3,988,518	45,211,119	3,628,383	41,630,556
Proceeds received in connection with merger	—	—	—	—	—	—	12,980,728	149,608,565
Distributions reinvested	4,134	40,680	9,733	97,004	48,563	549,430	63,950	729,833
Redemptions	(838,293)	(8,176,319)	(1,030,214)	(10,300,255)	(4,424,992)	(49,483,012)	(3,292,910)	(37,286,569)
Net increase (decrease)	364,362	3,574,641	502,145	5,093,611	(387,911)	(3,722,463)	13,380,151	154,682,385

See Accompanying Notes to Financial Statements.

	Columbia Rhode Island Intermediate Municipal Bond Fund
	(Unaudited) Six Months Ended April 30, 2009		Year Ended October 31, 2008
	Shares	Dollars ($)	Shares	Dollars ($)
Class A
Subscriptions	26,125	276,557	221,465	2,462,390
Distributions reinvested	5,457	59,134	8,407	91,495
Redemptions	(94,078)	(1,024,354)	(23,685)	(254,858)
Net increase (decrease)	(62,496)	(688,663)	206,187	2,299,027
Class B
Subscriptions	124	1,339	9,848	108,599
Distributions reinvested	201	2,181	372	4,057
Redemptions	(3)	(30)	(8,521)	(92,835)
Net increase (decrease)	322	3,490	1,699	19,821
Class C
Subscriptions	28,851	310,785	21,192	235,053
Distributions reinvested	746	8,099	1,224	13,350
Redemptions	(4,225)	(44,457)	(9,937)	(106,856)
Net increase (decrease)	25,372	274,427	12,479	141,547
Class T
Subscriptions	5,408	57,396	4,397	48,210
Distributions reinvested	12,031	130,435	26,726	292,153
Redemptions	(19,143)	(202,942)	(157,222)	(1,730,642)
Net decrease	(1,704)	(15,111)	(126,099)	(1,390,279)
Class Z
Subscriptions	80,050	871,266	1,061,333	11,690,278
Proceeds received in connection with merger	—	—	—	—
Distributions reinvested	6,039	65,302	12,550	137,290
Redemptions	(723,522)	(7,823,935)	(989,737)	(10,841,692)
Net increase (decrease)	(637,433)	(6,887,367)	84,146	985,876

See Accompanying Notes to Financial Statements.

Financial Highlights – Columbia Connecticut Intermediate Municipal Bond Fund

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended April 30,		Year Ended October 31,
Class A Shares	2009		2008		2007	2006	2005		2004
Net Asset Value, Beginning of Period	$10.06		$10.62		$10.76	$10.69	$11.04		$10.99
Income from Investment Operations:
Net investment income (a)	0.18		0.37		0.36	0.36	0.37		0.34
Net realized and unrealized gain (loss) on investments and futures contracts	0.53		(0.55)		(0.15)	0.07	(0.35)		0.07
Total from investment operations	0.71		(0.18)		0.21	0.43	0.02		0.41
Less Distributions to Shareholders:
From net investment income	(0.18)		(0.38)		(0.35)	(0.36)	(0.37)		(0.36)
Net Asset Value, End of Period	$10.59		$10.06		$10.62	$10.76	$10.69		$11.04
Total return (b)	7.10	%(c)(d)	(1.80	)%(d)	2.03%	4.13%	0.15	%(d)	3.76%
Ratios to Average Net Assets/ Supplemental Data:
Net expenses (e)	0.77	%(f)	0.75%		1.06%	1.00%	0.94%		1.05%
Waiver/Reimbursement	0.21	%(f)	0.21%		—	—	—	%(g)	—
Net investment income (e)	3.50	%(f)	3.55%		3.35%	3.41%	3.38%		3.13%
Portfolio turnover rate	5	%(c)	4%		10%	10%	9%		16%
Net assets, end of period (000's)	$13,779		$12,115		$2,566	$7,586	$10,701		$13,173

(a)  Per share data was calculated using the average shares outstanding during the period.

(b)  Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.

(c)  Not annualized.

(d)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(e)  The benefits derived from expense reductions had an impact of less than 0.01%.

(f)  Annualized.

(g)  Rounds to less than 0.01%.

See Accompanying Notes to Financial Statements.

Financial Highlights – Columbia Connecticut Intermediate Municipal Bond Fund

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended April 30,		Year Ended October 31,
Class B Shares	2009		2008		2007	2006	2005		2004
Net Asset Value, Beginning of Period	$10.06		$10.62		$10.76	$10.69	$11.04		$10.99
Income from Investment Operations:
Net investment income (a)	0.14		0.30		0.28	0.28	0.29		0.26
Net realized and unrealized gain (loss) on investments and futures contracts	0.53		(0.56)		(0.15)	0.07	(0.35)		0.06
Total from investment operations	0.67		(0.26)		0.13	0.35	(0.06)		0.32
Less Distributions to Shareholders:
From net investment income	(0.14)		(0.30)		(0.27)	(0.28)	(0.29)		(0.27)
Net Asset Value, End of Period	$10.59		$10.06		$10.62	$10.76	$10.69		$11.04
Total return (b)	6.71	%(c)(d)	(2.52	)%(d)	1.27%	3.35%	(0.60	)%(d)	2.99%
Ratios to Average Net Assets/ Supplemental Data:
Net expenses (e)	1.52	%(f)	1.50%		1.81%	1.75%	1.69%		1.80%
Waiver/Reimbursement	0.21	%(f)	0.21%		—	—	—	%(g)	—
Net investment income (e)	2.76	%(f)	2.86%		2.58%	2.66%	2.63%		2.38%
Portfolio turnover rate	5	%(c)	4%		10%	10%	9%		16%
Net assets, end of period (000's)	$2,466		$2,528		$2,767	$3,941	$5,039		$6,036

(a)  Per share data was calculated using the average shares outstanding during the period.

(b)  Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.

(c)  Not annualized.

(d)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(e)  The benefits derived from expense reductions had an impact of less than 0.01%.

(f)  Annualized.

(g)  Rounds to less than 0.01%.

See Accompanying Notes to Financial Statements.

Financial Highlights – Columbia Connecticut Intermediate Municipal Bond Fund

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended April 30,		Year Ended October 31,
Class C Shares	2009		2008	2007	2006	2005	2004
Net Asset Value, Beginning of Period	$10.06		$10.62	$10.76	$10.69	$11.04	$10.99
Income from Investment Operations:
Net investment income (a)	0.16		0.34	0.31	0.32	0.32	0.30
Net realized and unrealized gain (loss) on investments and futures contracts	0.53		(0.56)	(0.14)	0.07	(0.35)	0.06
Total from investment operations	0.69		(0.22)	0.17	0.39	(0.03)	0.36
Less Distributions to Shareholders:
From net investment income	(0.16)		(0.34)	(0.31)	(0.32)	(0.32)	(0.31)
Net Asset Value, End of Period	$10.59		$10.06	$10.62	$10.76	$10.69	$11.04
Total return (b)(c)	6.89	%(d)	(2.18)%	1.63%	3.72%	(0.25)%	3.35%
Ratios to Average Net Assets/ Supplemental Data:
Net expenses (e)	1.17	%(f)	1.15%	1.46%	1.40%	1.34%	1.45%
Waiver/Reimbursement	0.56	%(f)	0.56%	0.35%	0.35%	0.35%	0.35%
Net investment income (e)	3.10	%(f)	3.20%	2.93%	3.01%	2.98%	2.73%
Portfolio turnover rate	5	%(d)	4%	10%	10%	9%	16%
Net assets, end of period (000's)	$7,234		$6,203	$4,993	$6,436	$8,780	$11,408

(a)  Per share data was calculated using the average shares outstanding during the period.

(b)  Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.

(c)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(d)  Not annualized.

(e)  The benefits derived from expense reductions had an impact of less than 0.01%.

(f)  Annualized.

See Accompanying Notes to Financial Statements.

Financial Highlights – Columbia Connecticut Intermediate Municipal Bond Fund

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended April 30,		Year Ended October 31,
Class T Shares	2009		2008		2007	2006	2005		2004
Net Asset Value, Beginning of Period	$10.06		$10.62		$10.76	$10.69	$11.04		$10.99
Income from Investment Operations:
Net investment income (a)	0.19		0.39		0.37	0.37	0.38		0.36
Net realized and unrealized gain (loss) on investments and futures contracts	0.53		(0.56)		(0.15)	0.07	(0.35)		0.06
Total from investment operations	0.72		(0.17)		0.22	0.44	0.03		0.42
Less Distributions to Shareholders:
From net investment income	(0.19)		(0.39)		(0.36)	(0.37)	(0.38)		(0.37)
Net Asset Value, End of Period	$10.59		$10.06		$10.62	$10.76	$10.69		$11.04
Total return (b)	7.16	%(c)(d)	(1.68	)%(d)	2.14%	4.23%	0.25	%(d)	3.87%
Ratios to Average Net Assets/ Supplemental Data:
Net expenses (e)	0.67	%(f)	0.65%		0.96%	0.90%	0.84%		0.95%
Waiver/Reimbursement	0.21	%(f)	0.21%		—	—	—	%(g)	—
Net investment income (e)	3.61	%(f)	3.71%		3.43%	3.51%	3.48%		3.23%
Portfolio turnover rate	5	%(c)	4%		10%	10%	9%		16%
Net assets, end of period (000's)	$17,878		$17,461		$19,753	$22,676	$25,418		$32,609

(a)  Per share data was calculated using the average shares outstanding during the period.

(b)  Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.

(c)  Not annualized.

(d)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(e)  The benefits derived from expense reductions had an impact of less than 0.01%.

(f)  Annualized.

(g)  Rounds to less than 0.01%.

See Accompanying Notes to Financial Statements.

Financial Highlights – Columbia Connecticut Intermediate Municipal Bond Fund

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended April 30,		Year Ended October 31,
Class Z Shares	2009		2008		2007	2006	2005		2004
Net Asset Value, Beginning of Period	$10.06		$10.62		$10.76	$10.69	$11.04		$10.99
Income from Investment Operations:
Net investment income (a)	0.19		0.41		0.38	0.39	0.39		0.37
Net realized and unrealized gain (loss) on investments and futures contracts	0.53		(0.56)		(0.14)	0.07	(0.35)		0.06
Total from investment operations	0.72		(0.15)		0.24	0.46	0.04		0.43
Less Distributions to Shareholders:
From net investment income	(0.19)		(0.41)		(0.38)	(0.39)	(0.39)		(0.38)
Net Asset Value, End of Period	$10.59		$10.06		$10.62	$10.76	$10.69		$11.04
Total return (b)	7.24	%(c)(d)	(1.53	)%(d)	2.29%	4.39%	0.40	%(d)	4.02%
Ratios to Average Net Assets/ Supplemental Data:
Net expenses (e)	0.52	%(f)	0.50%		0.81%	0.75%	0.69%		0.80%
Waiver/Reimbursement	0.21	%(f)	0.21%		—	—	—	%(g)	—
Net investment income (e)	3.75	%(f)	3.86%		3.58%	3.65%	3.63%		3.38%
Portfolio turnover rate	5	%(c)	4%		10%	10%	9%		16%
Net assets, end of period (000's)	$186,955		$169,072		$138,817	$138,865	$134,144		$132,227

(a)  Per share data was calculated using the average shares outstanding during the period.

(b)  Total return at net asset value assuming all distributions reinvested.

(c)  Not annualized.

(d)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(e)  The benefits derived from expense reductions had an impact of less than 0.01%.

(f)  Annualized.

(g)  Rounds to less than 0.01%.

See Accompanying Notes to Financial Statements.

Financial Highlights – Columbia Intermediate Municipal Bond Fund

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended April 30,		Year Ended October 31,
Class A Shares	2009		2008	2007	2006	2005 (a)	2004
Net Asset Value, Beginning of Period	$9.62		$10.22	$10.39	$10.31	$10.72	$10.65
Income from Investment Operations:
Net investment income (b)	0.19		0.38	0.38	0.38	0.38	0.38
Net realized and unrealized gain (loss) on investments and futures contracts	0.37		(0.60)	(0.17)	0.10	(0.33)	0.08
Total from investment operations	0.56		(0.22)	0.21	0.48	0.05	0.46
Less Distributions to Shareholders:
From net investment income	(0.19)		(0.38)	(0.38)	(0.38)	(0.39)	(0.38)
From net realized gains	—		—	—	(0.02)	(0.07)	(0.01)
Total distributions to shareholders	(0.19)		(0.38)	(0.38)	(0.40)	(0.46)	(0.39)
Net Asset Value, End of Period	$9.99		$9.62	$10.22	$10.39	$10.31	$10.72
Total return (c)(d)	5.82	%(e)	(2.25)%	2.08%	4.76%	0.45%	4.44%
Ratios to Average Net Assets/ Supplemental Data:
Net expenses (f)	0.71	%(g)	0.70%	0.70%	0.70%	0.81%	0.93%
Waiver/Reimbursement	0.01	%(g)	0.02%	0.02%	0.05%	0.01%	—	%(h)
Net investment income (f)	3.81	%(g)	3.76%	3.72%	3.74%	3.67%	3.62%
Portfolio turnover rate	7	%(e)	14%	25%	18%	21%	16%
Net assets, end of period (000's)	$78,025		$78,126	$89,905	$102,899	$70,711	$22,479

(a)  On September 23, 2005, the Columbia Intermediate Tax-Exempt Bond Fund was renamed Columbia Intermediate Municipal Bond Fund.

(b)  Per share data was calculated using the average shares outstanding during the period.

(c)  Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.

(d)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(e)  Not annualized.

(f)  The benefits derived from expense reductions had an impact of less than 0.01%.

(g)  Annualized.

(h)  Rounds to less than 0.01%.

See Accompanying Notes to Financial Statements.

Financial Highlights – Columbia Intermediate Municipal Bond Fund

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended April 30,		Year Ended October 31,
Class B Shares	2009		2008	2007	2006	2005 (a)	2004
Net Asset Value, Beginning of Period	$9.62		$10.22	$10.39	$10.31	$10.72	$10.65
Income from Investment Operations:
Net investment income (b)	0.15		0.32	0.32	0.32	0.32	0.31
Net realized and unrealized gain (loss) on investments and futures contracts	0.37		(0.60)	(0.18)	0.09	(0.34)	0.08
Total from investment operations	0.52		(0.28)	0.14	0.41	(0.02)	0.39
Less Distributions to Shareholders:
From net investment income	(0.15)		(0.32)	(0.31)	(0.31)	(0.32)	(0.31)
From net realized gains	—		—	—	(0.02)	(0.07)	(0.01)
Total distributions to shareholders	(0.15)		(0.32)	(0.31)	(0.33)	(0.39)	(0.32)
Net Asset Value, End of Period	$9.99		$9.62	$10.22	$10.39	$10.31	$10.72
Total return (c)(d)	5.48	%(e)	(2.88)%	1.42%	4.09%	(0.20)%	3.76%
Ratios to Average Net Assets/ Supplemental Data:
Net expenses (f)	1.36	%(g)	1.35%	1.35%	1.35%	1.46%	1.58%
Waiver/Reimbursement	0.01	%(g)	0.02%	0.02%	0.05%	0.01%	0.01%
Net investment income (f)	3.17	%(g)	3.11%	3.07%	3.10%	3.02%	2.98%
Portfolio turnover rate	7	%(e)	14%	25%	18%	21%	16%
Net assets, end of period (000's)	$5,984		$5,874	$8,133	$12,203	$7,040	$2,605

(a)  On September 23, 2005, the Columbia Intermediate Tax-Exempt Bond Fund was renamed Columbia Intermediate Municipal Bond Fund.

(b)  Per share data was calculated using the average shares outstanding during the period.

(c)  Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.

(d)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(e)  Not annualized.

(f)  The benefits derived from expense reductions had an impact of less than 0.01%.

(g)  Annualized.

See Accompanying Notes to Financial Statements.

Financial Highlights – Columbia Intermediate Municipal Bond Fund

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended April 30,		Year Ended October 31,
Class C Shares	2009		2008	2007	2006	2005 (a)	2004
Net Asset Value, Beginning of Period	$9.62		$10.22	$10.39	$10.31	$10.72	$10.65
Income from Investment Operations:
Net investment income (b)	0.18		0.36	0.36	0.36	0.36	0.36
Net realized and unrealized gain (loss) on investments and futures contracts	0.37		(0.60)	(0.17)	0.10	(0.33)	0.08
Total from investment operations	0.55		(0.24)	0.19	0.46	0.03	0.44
Less Distributions to Shareholders:
From net investment income	(0.18)		(0.36)	(0.36)	(0.36)	(0.37)	(0.36)
From net realized gains	—		—	—	(0.02)	(0.07)	(0.01)
Total distributions to shareholders	(0.18)		(0.36)	(0.36)	(0.38)	(0.44)	(0.37)
Net Asset Value, End of Period	$9.99		$9.62	$10.22	$10.39	$10.31	$10.72
Total return (c)(d)	5.71	%(e)	(2.45)%	1.88%	4.55%	0.25%	4.23%
Ratios to Average Net Assets/ Supplemental Data:
Net expenses (f)	0.91	%(g)	0.90%	0.90%	0.90%	1.01%	1.13%
Waiver/Reimbursement	0.46	%(g)	0.47%	0.47%	0.50%	0.46%	0.45%
Net investment income (f)	3.59	%(g)	3.56%	3.52%	3.55%	3.47%	3.42%
Portfolio turnover rate	7	%(e)	14%	25%	18%	21%	16%
Net assets, end of period (000's)	$16,112		$12,625	$10,506	$11,796	$8,318	$3,034

(a)  On September 23, 2005, the Columbia Intermediate Tax-Exempt Bond Fund was renamed Columbia Intermediate Municipal Bond Fund.

(b)  Per share data was calculated using the average shares outstanding during the period.

(c)  Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.

(d)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(e)  Not annualized.

(f)  The benefits derived from expense reductions had an impact of less than 0.01%.

(g)  Annualized.

See Accompanying Notes to Financial Statements.

Financial Highlights – Columbia Intermediate Municipal Bond Fund

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended April 30,		Year Ended October 31,
Class T Shares	2009		2008	2007 (a)	2006	2005 (b)	2004
Net Asset Value, Beginning of Period	$9.62		$10.22	$10.39	$10.31	$10.72	$10.65
Income from Investment Operations:
Net investment income (c)	0.19		0.39	0.39	0.39	0.39	0.39
Net realized and unrealized gain (loss) on investments and futures contracts	0.37		(0.60)	(0.17)	0.10	(0.34)	0.08
Total from investment operations	0.56		(0.21)	0.22	0.49	0.05	0.47
Less Distributions to Shareholders:
From net investment income	(0.19)		(0.39)	(0.39)	(0.39)	(0.39)	(0.39)
From net realized gains	—		—	—	(0.02)	(0.07)	(0.01)
Total distributions to shareholders	(0.19)		(0.39)	(0.39)	(0.41)	(0.46)	(0.40)
Net Asset Value, End of Period	$9.99		$9.62	$10.22	$10.39	$10.31	$10.72
Total return (d)(e)	5.85	%(f)	(2.20)%	2.14%	4.81%	0.50%	4.49%
Ratios to Average Net Assets/ Supplemental Data:
Net expenses (g)	0.66	%(h)	0.65%	0.65%	0.65%	0.76%	0.88%
Waiver/Reimbursement	0.01	%(h)	0.02%	0.02%	0.05%	0.01%	—	%(i)
Net investment income (g)	3.86	%(h)	3.81%	3.77%	3.80%	3.72%	3.67%
Portfolio turnover rate	7	%(f)	14%	25%	18%	21%	16%
Net assets, end of period (000's)	$10,598		$10,786	$13,170	$14,998	$17,261	$20,125

(a)  On August 8, 2007, Class G shares were exchanged for Class T shares.

(b)  On September 23, 2005, the Columbia Intermediate Tax-Exempt Bond Fund was renamed Columbia Intermediate Municipal Bond Fund.

(c)  Per share data was calculated using the average shares outstanding during the period.

(d)  Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.

(e)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(f)  Not annualized.

(g)  The benefits derived from expense reductions had an impact of less than 0.01%.

(h)  Annualized.

(i)  Rounds to less than 0.01%.

See Accompanying Notes to Financial Statements.

Financial Highlights – Columbia Intermediate Municipal Bond Fund

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended April 30,		Year Ended October 31,
Class Z Shares	2009		2008	2007	2006	2005 (a)	2004
Net Asset Value, Beginning of Period	$9.62		$10.22	$10.39	$10.31	$10.72	$10.66
Income from Investment Operations:
Net investment income (b)	0.20		0.40	0.40	0.40	0.40	0.41
Net realized and unrealized gain (loss) on investments and futures contracts	0.37		(0.60)	(0.17)	0.10	(0.33)	0.07
Total from investment operations	0.57		(0.20)	0.23	0.50	0.07	0.48
Less Distributions to Shareholders:
From net investment income	(0.20)		(0.40)	(0.40)	(0.40)	(0.41)	(0.41)
From net realized gains	—		—	—	(0.02)	(0.07)	(0.01)
Total distributions to shareholders	(0.20)		(0.40)	(0.40)	(0.42)	(0.48)	(0.42)
Net Asset Value, End of Period	$9.99		$9.62	$10.22	$10.39	$10.31	$10.72
Total return (c)(d)	5.92	%(e)	(2.05)%	2.29%	4.97%	0.65%	4.55%
Ratios to Average Net Assets/ Supplemental Data:
Net expenses (f)	0.51	%(g)	0.50%	0.50%	0.50%	0.61%	0.72%
Waiver/Reimbursement	0.01	%(g)	0.02%	0.02%	0.05%	0.01%	—	%(h)
Net investment income (f)	4.01	%(g)	3.96%	3.92%	3.94%	3.87%	3.83%
Portfolio turnover rate	7	%(e)	14%	25%	18%	21%	16%
Net assets, end of period (000's)	$2,323,907		$2,310,978	$2,207,710	$2,331,279	$2,063,124	$476,484

(a)  On September 23, 2005, the Columbia Intermediate Tax-Exempt Bond Fund was renamed Columbia Intermediate Municipal Bond Fund.

(b)  Per share data was calculated using the average shares outstanding during the period.

(c)  Total return at net asset value assuming all distributions reinvested.

(d)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(e)  Not annualized.

(f)  The benefits derived from expense reductions had an impact of less than 0.01%.

(g)  Annualized.

(h)  Rounds to less than 0.01%.

See Accompanying Notes to Financial Statements.

Financial Highlights – Columbia Massachusetts Intermediate Municipal Bond Fund

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended April 30,		Year Ended October 31,
Class A Shares	2009		2008		2007	2006	2005		2004
Net Asset Value, Beginning of Period	$9.90		$10.35		$10.50	$10.49	$10.87		$10.82
Income from Investment Operations:
Net investment income (a)	0.17		0.36		0.34	0.35	0.37		0.36
Net realized and unrealized gain (loss) on investments and futures contracts	0.62		(0.44)		(0.14)	0.09	(0.35)		0.05
Total from investment operations	0.79		(0.08)		0.20	0.44	0.02		0.41
Less Distributions to Shareholders:
From net investment income	(0.18)		(0.37)		(0.34)	(0.35)	(0.37)		(0.36)
From net realized gains	—		—	(b)	(0.01)	(0.08)	(0.03)		—
Total distributions to shareholders	(0.18)		(0.37)		(0.35)	(0.43)	(0.40)		(0.36)
Net Asset Value, End of Period	$10.51		$9.90		$10.35	$10.50	$10.49		$10.87
Total return (c)	7.98	%(d)(e)	(0.88	)%(d)	2.00%	4.33%	0.18	%(d)	3.91%
Ratios to Average Net Assets/ Supplemental Data:
Net expenses (f)	0.77	%(g)	0.75%		0.99%	0.95%	0.91%		0.98%
Waiver/Reimbursement	0.14	%(g)	0.17%		—	—	—	%(h)	—
Net investment income (f)	3.41	%(g)	3.51%		3.29%	3.39%	3.43%		3.37%
Portfolio turnover rate	6	%(e)	10%		15%	18%	15%		12%
Net assets, end of period (000's)	$17,141		$11,936		$6,914	$7,603	$8,332		$10,460

(a)  Per share data was calculated using the average shares outstanding during the period.

(b)  Rounds to less than $0.01 per share.

(c)  Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.

(d)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(e)  Not annualized.

(f)  The benefits derived from expense reductions had an impact of less than 0.01%.

(g)  Annualized.

(h)  Rounds to less than 0.01%.

See Accompanying Notes to Financial Statements.

Financial Highlights – Columbia Massachusetts Intermediate Municipal Bond Fund

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended April 30,		Year Ended October 31,
Class B Shares	2009		2008		2007	2006	2005		2004
Net Asset Value, Beginning of Period	$9.90		$10.35		$10.50	$10.49	$10.87		$10.82
Income from Investment Operations:
Net investment income (a)	0.14		0.29		0.26	0.27	0.29		0.28
Net realized and unrealized gain (loss) on investments and futures contracts	0.61		(0.45)		(0.13)	0.09	(0.35)		0.05
Total from investment operations	0.75		(0.16)		0.13	0.36	(0.06)		0.33
Less Distributions to Shareholders:
From net investment income	(0.14)		(0.29)		(0.27)	(0.27)	(0.29)		(0.28)
From net realized gains	—		—	(b)	(0.01)	(0.08)	(0.03)		—
Total distributions to shareholders	(0.14)		(0.29)		(0.28)	(0.35)	(0.32)		(0.28)
Net Asset Value, End of Period	$10.51		$9.90		$10.35	$10.50	$10.49		$10.87
Total return (c)	7.58	%(d)(e)	(1.61	)%(d)	1.24%	3.55%	(0.57	)%(d)	3.13%
Ratios to Average Net Assets/ Supplemental Data:
Net expenses (f)	1.52	%(g)	1.50%		1.74%	1.70%	1.66%		1.73%
Waiver/Reimbursement	0.14	%(g)	0.17%		—	—	—	%(h)	—
Net investment income (f)	2.70	%(g)	2.78%		2.55%	2.64%	2.67%		2.62%
Portfolio turnover rate	6	%(e)	10%		15%	18%	15%		12%
Net assets, end of period (000's)	$1,375		$1,440		$1,650	$2,496	$3,220		$3,790

(a)  Per share data was calculated using the average shares outstanding during the period.

(b)  Rounds to less than $0.01 per share.

(c)  Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.

(d)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(e)  Not annualized.

(f)  The benefits derived from expense reductions had an impact of less than 0.01%.

(g)  Annualized.

(h)  Rounds to less than 0.01%.

See Accompanying Notes to Financial Statements.

Financial Highlights – Columbia Massachusetts Intermediate Municipal Bond Fund

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended April 30,		Year Ended October 31,
Class C Shares	2009		2008	2007	2006	2005	2004
Net Asset Value, Beginning of Period	$9.90		$10.35	$10.50	$10.49	$10.87	$10.82
Income from Investment Operations:
Net investment income (a)	0.15		0.32	0.30	0.31	0.32	0.32
Net realized and unrealized gain (loss) on investments and futures contracts	0.61		(0.44)	(0.14)	0.09	(0.34)	0.05
Total from investment operations	0.76		(0.12)	0.16	0.40	(0.02)	0.37
Less Distributions to Shareholders:
From net investment income	(0.15)		(0.33)	(0.30)	(0.31)	(0.33)	(0.32)
From net realized gains	—		— (b)	(0.01)	(0.08)	(0.03)	—
Total distributions to shareholders	(0.15)		(0.33)	(0.31)	(0.39)	(0.36)	(0.32)
Net Asset Value, End of Period	$10.51		$9.90	$10.35	$10.50	$10.49	$10.87
Total return (c)(d)	7.77	%(e)	(1.27)%	1.59%	3.91%	(0.22)%	3.49%
Ratios to Average Net Assets/ Supplemental Data:
Net expenses (f)	1.17	%(g)	1.15%	1.39%	1.35%	1.31%	1.38%
Waiver/Reimbursement	0.49	%(g)	0.52%	0.35%	0.35%	0.35%	0.35%
Net investment income (f)	3.01	%(g)	3.13%	2.89%	2.99%	3.02%	2.97%
Portfolio turnover rate	6	%(e)	10%	15%	18%	15%	12%
Net assets, end of period (000's)	$6,228		$4,036	$3,792	$4,974	$6,866	$7,666

(a)  Per share data was calculated using the average shares outstanding during the period.

(b)  Rounds to less than $0.01 per share.

(c)  Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.

(d)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(e)  Not annualized.

(f)  The benefits derived from expense reductions had an impact of less than 0.01%.

(g)  Annualized.

See Accompanying Notes to Financial Statements.

Financial Highlights – Columbia Massachusetts Intermediate Municipal Bond Fund

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended April 30,		Year Ended October 31,
Class T Shares	2009		2008		2007 (a)	2006	2005		2004
Net Asset Value, Beginning of Period	$9.90		$10.35		$10.50	$10.49	$10.87		$10.82
Income from Investment Operations:
Net investment income (b)	0.18		0.38		0.35	0.36	0.38		0.38
Net realized and unrealized gain (loss) on investments and futures contracts	0.61		(0.45)		(0.13)	0.09	(0.35)		0.05
Total from investment operations	0.79		(0.07)		0.22	0.45	0.03		0.43
Less Distributions to Shareholders:
From net investment income	(0.18)		(0.38)		(0.36)	(0.36)	(0.38)		(0.38)
From net realized gains	—		—	(c)	(0.01)	(0.08)	(0.03)		—
Total distributions to shareholders	(0.18)		(0.38)		(0.37)	(0.44)	(0.41)		(0.38)
Net Asset Value, End of Period	$10.51		$9.90		$10.35	$10.50	$10.49		$10.87
Total return (d)	8.03	%(e)(f)	(0.77	)%(e)	2.10%	4.43%	0.28	%(e)	4.01%
Ratios to Average Net Assets/ Supplemental Data:
Net expenses (g)	0.67	%(h)	0.65%		0.89%	0.85%	0.81%		0.88%
Waiver/Reimbursement	0.14	%(h)	0.17%		—	—	—	%(i)	—
Net investment income (g)	3.55	%(h)	3.63%		3.40%	3.49%	3.52%		3.47%
Portfolio turnover rate	6	%(f)	10%		15%	18%	15%		12%
Net assets, end of period (000's)	$39,425		$37,689		$42,468	$46,787	$54,474		$64,229

(a)  On August 8, 2007, the Class G shares were exchanged for Class T shares.

(b)  Per share data was calculated using the average shares outstanding during the period.

(c)  Rounds to less than $0.01 per share.

(d)  Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.

(e)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(f)  Not annualized.

(g)  The benefits derived from expense reductions had an impact of less than 0.01%.

(h)  Annualized.

(i)  Rounds to less than 0.01%.

See Accompanying Notes to Financial Statements.

Financial Highlights – Columbia Massachusetts Intermediate Municipal Bond Fund

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended April 30,		Year Ended October 31,
Class Z Shares	2009		2008		2007	2006	2005		2004
Net Asset Value, Beginning of Period	$9.90		$10.35		$10.50	$10.49	$10.87		$10.82
Income from Investment Operations:
Net investment income (a)	0.19		0.39		0.37	0.38	0.39		0.39
Net realized and unrealized gain (loss) on investments and futures contracts	0.61		(0.45)		(0.14)	0.09	(0.34)		0.05
Total from investment operations	0.80		(0.06)		0.23	0.47	0.05		0.44
Less Distributions to Shareholders:
From net investment income	(0.19)		(0.39)		(0.37)	(0.38)	(0.40)		(0.39)
From net realized gains	—		—	(b)	(0.01)	(0.08)	(0.03)		—
Total distributions to shareholders	(0.19)		(0.39)		(0.38)	(0.46)	(0.43)		(0.39)
Net Asset Value, End of Period	$10.51		$9.90		$10.35	$10.50	$10.49		$10.87
Total return (c)	8.11	%(d)(e)	(0.62	)%(d)	2.25%	4.59%	0.43	%(d)	4.17%
Ratios to Average Net Assets/ Supplemental Data:
Net expenses (f)	0.52	%(g)	0.50%		0.74%	0.70%	0.66%		0.73%
Waiver/Reimbursement	0.14	%(g)	0.17%		—	—	—	%(h)	—
Net investment income (f)	3.69	%(g)	3.78%		3.55%	3.64%	3.67%		3.62%
Portfolio turnover rate	6	%(e)	10%		15%	18%	15%		12%
Net assets, end of period (000's)	$274,633		$259,753		$254,639	$250,224	$247,122		$252,741

(a)  Per share data was calculated using the average shares outstanding during the period.

(b)  Rounds to less than $0.01 per share.

(c)  Total return at net asset value assuming all distributions reinvested.

(d)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(e)  Not annualized.

(f)  The benefits derived from expense reductions had an impact of less than 0.01%.

(g)  Annualized.

(h)  Rounds to less than 0.01%.

See Accompanying Notes to Financial Statements.

Financial Highlights – Columbia New Jersey Intermediate Municipal Bond Fund

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended April 30,		Year Ended October 31,
Class A Shares	2009		2008		2007	2006	2005		2004
Net Asset Value, Beginning of Period	$9.55		$10.08		$10.26	$10.23	$10.57		$10.50
Income from Investment Operations:
Net investment income (a)	0.18		0.37		0.33	0.34	0.35		0.33
Net realized and unrealized gain (loss) on investments and futures contracts	0.44		(0.53)		(0.15)	0.10	(0.30)		0.10
Total from investment operations	0.62		(0.16)		0.18	0.44	0.05		0.43
Less Distributions to Shareholders:
From net investment income	(0.18)		(0.37)		(0.33)	(0.34)	(0.35)		(0.33)
From net realized gains	—		—		(0.03)	(0.07)	(0.04)		(0.03)
Total distributions to shareholders	(0.18)		(0.37)		(0.36)	(0.41)	(0.39)		(0.36)
Net Asset Value, End of Period	$9.99		$9.55		$10.08	$10.26	$10.23		$10.57
Total return (b)	6.51	%(c)(d)	(1.64	)%(c)	1.84%	4.41%	0.44	%(c)	4.20	%(c)
Ratios to Average Net Assets/ Supplemental Data:
Net expenses (e)	0.77	%(f)	0.75%		1.25%	1.18%	1.06%		1.13%
Waiver/Reimbursement	0.39	%(f)	0.43%		—	—	—	%(g)	—	%(g)
Net investment income (e)	3.64	%(f)	3.75%		3.28%	3.36%	3.33%		3.17%
Portfolio turnover rate	2	%(d)	6%		6%	3%	14%		12%
Net assets, end of period (000's)	$4,297		$3,512		$3,007	$2,472	$3,909		$3,819

(a)  Per share data was calculated using the average shares outstanding during the period.

(b)  Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.

(c)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(d)  Not annualized.

(e)  The benefits derived from expense reductions had an impact of less than 0.01%.

(f)  Annualized.

(g)  Rounds to less than 0.01%.

See Accompanying Notes to Financial Statements.

Financial Highlights – Columbia New Jersey Intermediate Municipal Bond Fund

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended April 30,		Year Ended October 31,
Class B Shares	2009		2008		2007	2006	2005		2004
Net Asset Value, Beginning of Period	$9.55		$10.08		$10.26	$10.23	$10.57		$10.50
Income from Investment Operations:
Net investment income (a)	0.14		0.30		0.26	0.27	0.27		0.25
Net realized and unrealized gain (loss) on investments and futures contracts	0.44		(0.53)		(0.15)	0.09	(0.30)		0.10
Total from investment operations	0.58		(0.23)		0.11	0.36	(0.03)		0.35
Less Distributions to Shareholders:
From net investment income	(0.14)		(0.30)		(0.26)	(0.26)	(0.27)		(0.25)
From net realized gains	—		—		(0.03)	(0.07)	(0.04)		(0.03)
Total distributions to shareholders	(0.14)		(0.30)		(0.29)	(0.33)	(0.31)		(0.28)
Net Asset Value, End of Period	$9.99		$9.55		$10.08	$10.26	$10.23		$10.57
Total return (b)	6.11	%(c)(d)	(2.36	)%(c)	1.08%	3.63%	(0.30	)%(c)	3.41	%(c)
Ratios to Average Net Assets/ Supplemental Data:
Net expenses (e)	1.52	%(f)	1.50%		2.00%	1.93%	1.81%		1.89%
Waiver/Reimbursement	0.39	%(f)	0.43%		—	—	—	%(g)	—	%(g)
Net investment income (e)	2.90	%(f)	3.01%		2.53%	2.62%	2.58%		2.41%
Portfolio turnover rate	2	%(d)	6%		6%	3%	14%		12%
Net assets, end of period (000's)	$1,343		$1,150		$1,254	$1,518	$1,873		$1,998

(a)  Per share data was calculated using the average shares outstanding during the period.

(b)  Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.

(c)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(d)  Not annualized.

(e)  The benefits derived from expense reductions had an impact of less than 0.01%.

(f)  Annualized.

(g)  Rounds to less than 0.01%.

See Accompanying Notes to Financial Statements.

Financial Highlights – Columbia New Jersey Intermediate Municipal Bond Fund

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended April 30,		Year Ended October 31,
Class C Shares	2009		2008	2007	2006	2005	2004
Net Asset Value, Beginning of Period	$9.55		$10.08	$10.26	$10.23	$10.57	$10.50
Income from Investment Operations:
Net investment income (a)	0.16		0.34	0.29	0.30	0.30	0.29
Net realized and unrealized gain (loss) on investments and futures contracts	0.44		(0.54)	(0.15)	0.10	(0.29)	0.10
Total from investment operations	0.60		(0.20)	0.14	0.40	0.01	0.39
Less Distributions to Shareholders:
From net investment income	(0.16)		(0.33)	(0.29)	(0.30)	(0.31)	(0.29)
From net realized gains	—		—	(0.03)	(0.07)	(0.04)	(0.03)
Total distributions to shareholders	(0.16)		(0.33)	(0.32)	(0.37)	(0.35)	(0.32)
Net Asset Value, End of Period	$9.99		$9.55	$10.08	$10.26	$10.23	$10.57
Total return (b)(c)	6.30	%(d)	(2.02)%	1.44%	3.99%	0.04%	3.79%
Ratios to Average Net Assets/ Supplemental Data:
Net expenses (e)	1.17	%(f)	1.15%	1.65%	1.58%	1.46%	1.53%
Waiver/Reimbursement	0.74	%(f)	0.78%	0.35%	0.35%	0.35%	0.35%
Net investment income (e)	3.23	%(f)	3.36%	2.88%	2.96%	2.92%	2.77%
Portfolio turnover rate	2	%(d)	6%	6%	3%	14%	12%
Net assets, end of period (000's)	$3,619		$2,582	$3,108	$4,192	$4,590	$4,389

(a)  Per share data was calculated using the average shares outstanding during the period.

(b)  Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.

(c)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(d)  Not annualized.

(e)  The benefits derived from expense reductions had an impact of less than 0.01%.

(f)  Annualized.

See Accompanying Notes to Financial Statements.

Financial Highlights – Columbia New Jersey Intermediate Municipal Bond Fund

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended April 30,		Year Ended October 31,
Class T Shares	2009		2008		2007 (a)	2006	2005		2004
Net Asset Value, Beginning of Period	$9.55		$10.08		$10.26	$10.23	$10.57		$10.50
Income from Investment Operations:
Net investment income (b)	0.18		0.39		0.34	0.35	0.36		0.34
Net realized and unrealized gain (loss) on investments and futures contracts	0.44		(0.54)		(0.14)	0.10	(0.30)		0.10
Total from investment operations	0.62		(0.15)		0.20	0.45	0.06		0.44
Less Distributions to Shareholders:
From net investment income	(0.18)		(0.38)		(0.35)	(0.35)	(0.36)		(0.34)
From net realized gains	—		—		(0.03)	(0.07)	(0.04)		(0.03)
Total distributions to shareholders	(0.18)		(0.38)		(0.38)	(0.42)	(0.40)		(0.37)
Net Asset Value, End of Period	$9.99		$9.55		$10.08	$10.26	$10.23		$10.57
Total return (c)	6.56	%(d)(e)	(1.53	)%(d)	1.94%	4.51%	0.55	%(d)	4.30	%(d)
Ratios to Average Net Assets/ Supplemental Data:
Net expenses (f)	0.67	%(g)	0.65%		1.15%	1.08%	0.96%		1.04%
Waiver/Reimbursement	0.39	%(g)	0.43%		—	—	—	%(h)	—	%(h)
Net investment income (f)	3.76	%(g)	3.85%		3.38%	3.46%	3.43%		3.26%
Portfolio turnover rate	2	%(e)	6%		6%	3%	14%		12%
Net assets, end of period (000's)	$3,641		$3,848		$5,037	$5,489	$6,484		$7,192

(a)  On August 8, 2007, Class G shares were exchanged for Class T shares.

(b)  Per share data was calculated using the average shares outstanding during the period.

(c)  Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.

(d)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(e)  Not annualized.

(f)  The benefits derived from expense reductions had an impact of less than 0.01%.

(g)  Annualized.

(h)  Rounds to less than 0.01%.

See Accompanying Notes to Financial Statements.

Financial Highlights – Columbia New Jersey Intermediate Municipal Bond Fund

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended April 30,		Year Ended October 31,
Class Z Shares	2009		2008		2007	2006	2005		2004
Net Asset Value, Beginning of Period	$9.55		$10.08		$10.26	$10.23	$10.57		$10.50
Income from Investment Operations:
Net investment income (a)	0.19		0.40		0.36	0.37	0.37		0.36
Net realized and unrealized gain (loss) on investments and futures contracts	0.44		(0.53)		(0.15)	0.09	(0.30)		0.10
Total from investment operations	0.63		(0.13)		0.21	0.46	0.07		0.46
Less Distributions to Shareholders:
From net investment income	(0.19)		(0.40)		(0.36)	(0.36)	(0.37)		(0.36)
From net realized gains	—		—		(0.03)	(0.07)	(0.04)		(0.03)
Total distributions to shareholders	(0.19)		(0.40)		(0.39)	(0.43)	(0.41)		(0.39)
Net Asset Value, End of Period	$9.99		$9.55		$10.08	$10.26	$10.23		$10.57
Total return (b)	6.64	%(c)(d)	(1.38	)%(c)	2.10%	4.67%	0.70	%(c)	4.47	%(c)
Ratios to Average Net Assets/ Supplemental Data:
Net expenses (e)	0.52	%(f)	0.50%		1.00%	0.93%	0.81%		0.88%
Waiver/Reimbursement	0.39	%(f)	0.43%		—	—	—	%(g)	—	%(g)
Net investment income (e)	3.90	%(f)	4.00%		3.52%	3.61%	3.58%		3.42%
Portfolio turnover rate	2	%(d)	6%		6%	3%	14%		12%
Net assets, end of period (000's)	$61,260		$55,108		$53,075	$50,453	$58,181		$66,764

(a)  Per share data was calculated using the average shares outstanding during the period.

(b)  Total return at net asset value assuming all distributions reinvested.

(c)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(d)  Not annualized.

(e)  The benefits derived from expense reductions had an impact of less than 0.01%.

(f)  Annualized.

(g)  Rounds to less than 0.01%.

See Accompanying Notes to Financial Statements.

Financial Highlights – Columbia New York Intermediate Municipal Bond Fund

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended April 30,		Year Ended October 31,
Class A Shares	2009		2008		2007	2006	2005		2004
Net Asset Value, Beginning of Period	$11.03		$11.54		$11.68	$11.61	$11.98		$11.87
Income from Investment Operations:
Net investment income (a)	0.20		0.40		0.38	0.38	0.39		0.37
Net realized and unrealized gain (loss) on investments and futures contracts	0.52		(0.51)		(0.14)	0.08	(0.36)		0.13
Total from investment operations	0.72		(0.11)		0.24	0.46	0.03		0.50
Less Distributions to Shareholders:
From net investment income	(0.20)		(0.40)		(0.38)	(0.38)	(0.39)		(0.37)
From net realized gains	—		—		— (b)	(0.01)	(0.01)		(0.02)
Total distributions to shareholders	(0.20)		(0.40)		(0.38)	(0.39)	(0.40)		(0.39)
Net Asset Value, End of Period	$11.55		$11.03		$11.54	$11.68	$11.61		$11.98
Total return (c)	6.56	%(d)(e)	(1.02	)%(e)	2.12%	4.04%	0.22	%(e)	4.24	%(e)
Ratios to Average Net Assets/ Supplemental Data:
Net expenses (f)	0.77	%(g)	0.75%		1.07%	1.06%	0.97%		1.11%
Waiver/Reimbursement	0.15	%(g)	0.18%		—	—	—	%(h)	—	%(h)
Net investment income (f)	3.55	%(g)	3.44%		3.30%	3.30%	3.26%		3.06%
Portfolio turnover rate	4	%(d)	9%		9%	4%	4%		11%
Net assets, end of period (000's)	$5,056		$4,200		$1,874	$2,529	$2,858		$5,836

(a)  Per share data was calculated using the average shares outstanding during the period.

(b)  Rounds to less than $0.01 per share.

(c)  Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.

(d)  Not annualized.

(e)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(f)  The benefits derived from expense reductions had an impact of less than 0.01%.

(g)  Annualized.

(h)  Rounds to less than 0.01%.

See Accompanying Notes to Financial Statements.

Financial Highlights – Columbia New York Intermediate Municipal Bond Fund

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended April 30,		Year Ended October 31,
Class B Shares	2009		2008		2007	2006	2005		2004
Net Asset Value, Beginning of Period	$11.03		$11.54		$11.68	$11.61	$11.98		$11.87
Income from Investment Operations:
Net investment income (a)	0.16		0.32		0.30	0.30	0.30		0.28
Net realized and unrealized gain (loss) on investments and futures contracts	0.52		(0.51)		(0.14)	0.07	(0.36)		0.13
Total from investment operations	0.68		(0.19)		0.16	0.37	(0.06)		0.41
Less Distributions to Shareholders:
From net investment income	(0.16)		(0.32)		(0.30)	(0.29)	(0.30)		(0.28)
From net realized gains	—		—		— (b)	(0.01)	(0.01)		(0.02)
Total distributions to shareholders	(0.16)		(0.32)		(0.30)	(0.30)	(0.31)		(0.30)
Net Asset Value, End of Period	$11.55		$11.03		$11.54	$11.68	$11.61		$11.98
Total return (c)	6.17	%(d)(e)	(1.74	)%(e)	1.36%	3.27%	(0.53	)%(e)	3.46	%(e)
Ratios to Average Net Assets/ Supplemental Data:
Net expenses (f)	1.52	%(g)	1.50%		1.82%	1.81%	1.72%		1.86%
Waiver/Reimbursement	0.15	%(g)	0.18%		—	—	—	%(h)	—	%(h)
Net investment income (f)	2.80	%(g)	2.77%		2.55%	2.55%	2.52%		2.31%
Portfolio turnover rate	4	%(d)	9%		9%	4%	4%		11%
Net assets, end of period (000's)	$1,624		$1,503		$1,804	$2,965	$3,586		$4,295

(a)  Per share data was calculated using the average shares outstanding during the period.

(b)  Rounds to less than $0.01 per share.

(c)  Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.

(d)  Not annualized.

(e)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(f)  The benefits derived from expense reductions had an impact of less than 0.01%.

(g)  Annualized.

(h)  Rounds to less than 0.01%.

See Accompanying Notes to Financial Statements.

Financial Highlights – Columbia New York Intermediate Municipal Bond Fund

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended April 30,		Year Ended October 31,
Class C Shares	2009		2008	2007	2006	2005	2004
Net Asset Value, Beginning of Period	$11.03		$11.54	$11.68	$11.61	$11.98	$11.87
Income from Investment Operations:
Net investment income (a)	0.18		0.36	0.33	0.34	0.34	0.32
Net realized and unrealized gain (loss) on investments and futures contracts	0.52		(0.51)	(0.13)	0.07	(0.36)	0.13
Total from investment operations	0.70		(0.15)	0.20	0.41	(0.02)	0.45
Less Distributions to Shareholders:
From net investment income	(0.18)		(0.36)	(0.34)	(0.33)	(0.34)	(0.32)
From net realized gains	—		—	— (b)	(0.01)	(0.01)	(0.02)
Total distributions to shareholders	(0.18)		(0.36)	(0.34)	(0.34)	(0.35)	(0.34)
Net Asset Value, End of Period	$11.55		$11.03	$11.54	$11.68	$11.61	$11.98
Total return (c)(d)	6.35	%(e)	(1.40)%	1.71%	3.63%	(0.18)%	3.82%
Ratios to Average Net Assets/ Supplemental Data:
Net expenses (f)	1.17	%(g)	1.15%	1.47%	1.46%	1.37%	1.51%
Waiver/Reimbursement	0.50	%(g)	0.53%	0.35%	0.35%	0.35%	0.35%
Net investment income (f)	3.13	%(g)	3.09%	2.89%	2.91%	2.84%	2.66%
Portfolio turnover rate	4	%(e)	9%	9%	4%	4%	11%
Net assets, end of period (000's)	$3,240		$2,649	$2,019	$2,544	$3,360	$2,790

(a)  Per share data was calculated using the average shares outstanding during the period.

(b)  Rounds to less than $0.01 per share.

(c)  Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.

(d)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(e)  Not annualized.

(f)  The benefits derived from expense reductions had an impact of less than 0.01%.

(g)  Annualized.

See Accompanying Notes to Financial Statements.

Financial Highlights – Columbia New York Intermediate Municipal Bond Fund

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended April 30,		Year Ended October 31,
Class T Shares	2009		2008		2007 (a)	2006	2005		2004
Net Asset Value, Beginning of Period	$11.03		$11.54		$11.68	$11.61	$11.98		$11.87
Income from Investment Operations:
Net investment income (b)	0.21		0.42		0.39	0.39	0.40		0.38
Net realized and unrealized gain (loss) on investments and futures contracts	0.51		(0.52)		(0.14)	0.08	(0.36)		0.13
Total from investment operations	0.72		(0.10)		0.25	0.47	0.04		0.51
Less Distributions to Shareholders:
From net investment income	(0.20)		(0.41)		(0.39)	(0.39)	(0.40)		(0.38)
From net realized gains	—		—		— (c)	(0.01)	(0.01)		(0.02)
Total distributions to shareholders	(0.20)		(0.41)		(0.39)	(0.40)	(0.41)		(0.40)
Net Asset Value, End of Period	$11.55		$11.03		$11.54	$11.68	$11.61		$11.98
Total return (d)	6.62	%(e)(f)	(0.90	)%(f)	2.22%	4.15%	0.32	%(f)	4.34	%(f)
Ratios to Average Net Assets/ Supplemental Data:
Net expenses (g)	0.67	%(h)	0.65%		0.97%	0.96%	0.87%		1.01%
Waiver/Reimbursement	0.15	%(h)	0.18%		—	—	—	%(i)	—	%(i)
Net investment income (g)	3.65	%(h)	3.62%		3.40%	3.41%	3.36%		3.16%
Portfolio turnover rate	4	%(e)	9%		9%	4%	4%		11%
Net assets, end of period (000's)	$11,669		$11,520		$13,575	$14,634	$17,943		$21,584

(a)  On August 8, 2007, Class G shares were exchanged for Class T shares.

(b)  Per share data was calculated using the average shares outstanding during the period.

(c)  Rounds to less than $0.01 per share.

(d)  Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.

(e)  Not annualized.

(f)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(g)  The benefits derived from expense reductions had an impact of less than 0.01%.

(h)  Annualized.

(i)  Rounds to less than 0.01%.

See Accompanying Notes to Financial Statements.

Financial Highlights – Columbia New York Intermediate Municipal Bond Fund

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended April 30,		Year Ended October 31,
Class Z Shares	2009		2008		2007	2006	2005		2004
Net Asset Value, Beginning of Period	$11.03		$11.54		$11.68	$11.61	$11.98		$11.87
Income from Investment Operations:
Net investment income (a)	0.21		0.42		0.41	0.41	0.42		0.40
Net realized and unrealized gain (loss) on investments and futures contracts	0.52		(0.50)		(0.14)	0.08	(0.36)		0.13
Total from investment operations	0.73		(0.08)		0.27	0.49	0.06		0.53
Less Distributions to Shareholders:
From net investment income	(0.21)		(0.43)		(0.41)	(0.41)	(0.42)		(0.40)
From net realized gains	—		—		— (b)	(0.01)	(0.01)		(0.02)
Total distributions to shareholders	(0.21)		(0.43)		(0.41)	(0.42)	(0.43)		(0.42)
Net Asset Value, End of Period	$11.55		$11.03		$11.54	$11.68	$11.61		$11.98
Total return (c)	6.69	%(d)(e)	(0.75	)%(e)	2.37%	4.30%	0.47	%(e)	4.51	%(e)
Ratios to Average Net Assets/ Supplemental Data:
Net expenses (f)	0.52	%(g)	0.50%		0.82%	0.81%	0.72%		0.85%
Waiver/Reimbursement	0.15	%(g)	0.18%		—	—	—	%(h)	—	%(h)
Net investment income (f)	3.80	%(g)	3.73%		3.55%	3.55%	3.51%		3.32%
Portfolio turnover rate	4	%(d)	9%		9%	4%	4%		11%
Net assets, end of period (000's)	$280,511		$272,139		$130,411	$119,457	$105,300		$91,408

(a)  Per share data was calculated using the average shares outstanding during the period.

(b)  Rounds to less than $0.01 per share.

(c)  Total return at net asset value assuming all distributions reinvested.

(d)  Not annualized.

(e)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(f)  The benefits derived from expense reductions had an impact of less than 0.01%.

(g)  Annualized.

(h)  Rounds to less than 0.01%.

See Accompanying Notes to Financial Statements.

Financial Highlights – Columbia Rhode Island Intermediate Municipal Bond Fund

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended April 30,		Year Ended October 31,
Class A Shares	2009		2008		2007	2006	2005		2004
Net Asset Value, Beginning of Period	$10.52		$11.05		$11.21	$11.20	$11.54		$11.48
Income from Investment Operations:
Net investment income (a)	0.21		0.41		0.38	0.40	0.40		0.38
Net realized and unrealized gain (loss) on investments and futures contracts	0.50		(0.53)		(0.15)	0.04	(0.33)		0.06
Total from investment operations	0.71		(0.12)		0.23	0.44	0.07		0.44
Less Distributions to Shareholders:
From net investment income	(0.21)		(0.41)		(0.38)	(0.40)	(0.40)		(0.38)
From net realized gains	—		—		(0.01)	(0.03)	(0.01)		—
Total distributions to shareholders	(0.21)		(0.41)		(0.39)	(0.43)	(0.41)		(0.38)
Net Asset Value, End of Period	$11.02		$10.52		$11.05	$11.21	$11.20		$11.54
Total return (b)	6.76	%(c)(d)	(1.16	)%(d)	2.11%	3.98%	0.63	%(d)	3.90%
Ratios to Average Net Assets/ Supplemental Data:
Net expenses (e)	0.77	%(f)	0.75%		1.11%	1.02%	0.97%		1.06%
Waiver/Reimbursement	0.24	%(f)	0.27%		—	—	—	%(g)	—
Net investment income (e)	3.87	%(f)	3.71%		3.44%	3.57%	3.50%		3.33%
Portfolio turnover rate	9	%(c)	14%		11%	10%	12%		11%
Net assets, end of period (000's)	$2,710		$3,247		$1,130	$979	$1,544		$865

(a)  Per share data was calculated using the average shares outstanding during the period.

(b)  Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.

(c)  Not annualized.

(d)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(e)  The benefits derived from expense reductions had an impact of less than 0.01%.

(f)  Annualized.

(g)  Rounds to less than 0.01%.

See Accompanying Notes to Financial Statements.

Financial Highlights – Columbia Rhode Island Intermediate Municipal Bond Fund

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended April 30,		Year Ended October 31,
Class B Shares	2009		2008		2007	2006	2005		2004
Net Asset Value, Beginning of Period	$10.52		$11.05		$11.21	$11.20	$11.54		$11.48
Income from Investment Operations:
Net investment income (a)	0.17		0.33		0.30	0.31	0.31		0.29
Net realized and unrealized gain (loss) on investments and futures contracts	0.50		(0.53)		(0.15)	0.04	(0.32)		0.06
Total from investment operations	0.67		(0.20)		0.15	0.35	(0.01)		0.35
Less Distributions to Shareholders:
From net investment income	(0.17)		(0.33)		(0.30)	(0.31)	(0.32)		(0.29)
From net realized gains	—		—		(0.01)	(0.03)	(0.01)		—
Total distributions to shareholders	(0.17)		(0.33)		(0.31)	(0.34)	(0.33)		(0.29)
Net Asset Value, End of Period	$11.02		$10.52		$11.05	$11.21	$11.20		$11.54
Total return (b)	6.36	%(c)(d)	(1.88	)%(d)	1.35%	3.21%	(0.12	)%(d)	3.13%
Ratios to Average Net Assets/ Supplemental Data:
Net expenses (e)	1.52	%(f)	1.50%		1.86%	1.77%	1.72%		1.81%
Waiver/Reimbursement	0.24	%(f)	0.27%		—	—	—	%(g)	—
Net investment income (e)	3.10	%(f)	3.00%		2.73%	2.82%	2.75%		2.58%
Portfolio turnover rate	9	%(c)	14%		11%	10%	12%		11%
Net assets, end of period (000's)	$325		$307		$303	$638	$899		$981

(a)  Per share data was calculated using the average shares outstanding during the period.

(b)  Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.

(c)  Not annualized.

(d)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(e)  The benefits derived from expense reductions had an impact of less than 0.01%.

(f)  Annualized.

(g)  Rounds to less than 0.01%.

See Accompanying Notes to Financial Statements.

Financial Highlights – Columbia Rhode Island Intermediate Municipal Bond Fund

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended April 30,		Year Ended October 31,
Class C Shares	2009		2008	2007	2006	2005	2004
Net Asset Value, Beginning of Period	$10.52		$11.05	$11.21	$11.20	$11.54	$11.48
Income from Investment Operations:
Net investment income (a)	0.18		0.37	0.34	0.35	0.35	0.33
Net realized and unrealized gain (loss) on investments and futures contracts	0.50		(0.53)	(0.15)	0.04	(0.32)	0.06
Total from investment operations	0.68		(0.16)	0.19	0.39	0.03	0.39
Less Distributions to Shareholders:
From net investment income	(0.18)		(0.37)	(0.34)	(0.35)	(0.36)	(0.33)
From net realized gains	—		—	(0.01)	(0.03)	(0.01)	—
Total distributions to shareholders	(0.18)		(0.37)	(0.35)	(0.38)	(0.37)	(0.33)
Net Asset Value, End of Period	$11.02		$10.52	$11.05	$11.21	$11.20	$11.54
Total return (b)(c)	6.55	%(d)	(1.54)%	1.70%	3.57%	0.23%	3.49%
Ratios to Average Net Assets/ Supplemental Data:
Net expenses (e)	1.17	%(f)	1.15%	1.51%	1.42%	1.37%	1.46%
Waiver/Reimbursement	0.59	%(f)	0.62%	0.35%	0.35%	0.35%	0.35%
Net investment income (e)	3.42	%(f)	3.35%	3.06%	3.17%	3.10%	2.92%
Portfolio turnover rate	9	%(d)	14%	11%	10%	12%	11%
Net assets, end of period (000's)	$1,240		$918	$825	$1,365	$1,487	$1,695

(a)  Per share data was calculated using the average shares outstanding during the period.

(b)  Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.

(c)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(d)  Not annualized.

(e)  The benefits derived from expense reductions had an impact of less than 0.01%.

(f)  Annualized.

See Accompanying Notes to Financial Statements.

Financial Highlights – Columbia Rhode Island Intermediate Municipal Bond Fund

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended April 30,		Year Ended October 31,
Class T Shares	2009		2008		2007 (a)	2006	2005		2004
Net Asset Value, Beginning of Period	$10.52		$11.05		$11.21	$11.20	$11.54		$11.48
Income from Investment Operations:
Net investment income (b)	0.22		0.44		0.41	0.42	0.43		0.41
Net realized and unrealized gain (loss) on investments and futures contracts	0.50		(0.53)		(0.15)	0.04	(0.33)		0.06
Total from investment operations	0.72		(0.09)		0.26	0.46	0.10		0.47
Less Distributions to Shareholders:
From net investment income	(0.22)		(0.44)		(0.41)	(0.42)	(0.43)		(0.41)
From net realized gains	—		—		(0.01)	(0.03)	(0.01)		—
Total distributions to shareholders	(0.22)		(0.44)		(0.42)	(0.45)	(0.44)		(0.41)
Net Asset Value, End of Period	$11.02		$10.52		$11.05	$11.21	$11.20		$11.54
Total return (c)	6.89	%(d)(e)	(0.89	)%(e)	2.36%	4.25%	0.88	%(e)	4.17%
Ratios to Average Net Assets/ Supplemental Data:
Net expenses (f)	0.52	%(g)	0.50%		0.86%	0.77%	0.72%		0.81%
Waiver/Reimbursement	0.24	%(g)	0.27%		—	—	—	%(h)	—
Net investment income (f)	4.10	%(g)	4.00%		3.69%	3.81%	3.75%		3.58%
Portfolio turnover rate	9	%(d)	14%		11%	10%	12%		11%
Net assets, end of period (000's)	$9,415		$9,011		$10,852	$11,879	$12,284		$14,479

(a)  On August 8, 2007, Class G shares were exchanged for Class T shares.

(b)  Per share data was calculated using the average shares outstanding during the period.

(c)  Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.

(d)  Not annualized.

(e)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(f)  The benefits derived from expense reductions had an impact of less than 0.01%.

(g)  Annualized.

(h)  Rounds to less than 0.01%.

See Accompanying Notes to Financial Statements.

Financial Highlights – Columbia Rhode Island Intermediate Municipal Bond Fund

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended April 30,		Year Ended October 31,
Class Z Shares	2009		2008		2007	2006	2005		2004
Net Asset Value, Beginning of Period	$10.52		$11.05		$11.21	$11.20	$11.54		$11.48
Income from Investment Operations:
Net investment income (a)	0.22		0.44		0.41	0.42	0.43		0.41
Net realized and unrealized gain (loss) on investments and futures contracts	0.50		(0.53)		(0.15)	0.04	(0.33)		0.06
Total from investment operations	0.72		(0.09)		0.26	0.46	0.10		0.47
Less Distributions to Shareholders:
From net investment income	(0.22)		(0.44)		(0.41)	(0.42)	(0.43)		(0.41)
From net realized gains	—		—		(0.01)	(0.03)	(0.01)		—
Total distributions to shareholders	(0.22)		(0.44)		(0.42)	(0.45)	(0.44)		(0.41)
Net Asset Value, End of Period	$11.02		$10.52		$11.05	$11.21	$11.20		$11.54
Total return (b)	6.89	%(c)(d)	(0.89	)%(d)	2.36%	4.25%	0.88	%(d)	4.17%
Ratios to Average Net Assets/ Supplemental Data:
Net expenses (e)	0.52	%(f)	0.50%		0.86%	0.77%	0.72%		0.81%
Waiver/Reimbursement	0.24	%(f)	0.27%		—	—	—	%(g)	—
Net investment income (e)	4.10	%(f)	4.01%		3.69%	3.81%	3.75%		3.58%
Portfolio turnover rate	9	%(c)	14%		11%	10%	12%		11%
Net assets, end of period (000's)	$97,134		$99,493		$103,512	$103,708	$104,062		$109,050

(a)  Per share data was calculated using the average shares outstanding during the period.

(b)  Total return at net asset value assuming all distributions reinvested.

(c)  Not annualized.

(d)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(e)  The benefits derived from expense reductions had an impact of less than 0.01%.

(f)  Annualized.

(g)  Rounds to less than 0.01%.

See Accompanying Notes to Financial Statements.

Notes to Financial Statements – Columbia Tax-Exempt Bond Funds
April 30, 2009 (Unaudited)

Note 1. Organization

Columbia Funds Series Trust I (the "Trust") is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. Information presented in these financial statements pertains to the following series of the Trust (each, a "Fund" and collectively, the "Funds"):

Columbia Connecticut Intermediate Municipal Bond Fund ("Connecticut")

Columbia Intermediate Municipal Bond Fund ("Intermediate Municipal")

Columbia Massachusetts Intermediate Municipal Bond Fund ("Massachusetts")

Columbia New Jersey Intermediate Municipal Bond Fund ("New Jersey")

Columbia New York Intermediate Municipal Bond Fund ("New York")

Columbia Rhode Island Intermediate Municipal Bond Fund ("Rhode Island")

Investment Objectives

Each Fund, with the exception of Intermediate Municipal, seeks as high a level of current interest income exempt from federal income tax and, to the extent possible, from the individual income tax of its state, as is consistent with relative stability of principal. Intermediate Municipal seeks current income exempt from federal income tax, consistent with preservation of principal. All Funds are non-diversified investment companies, except for Intermediate Municipal and New Jersey which are diversified investment companies.

Fund Shares

The Trust may issue an unlimited number of shares, and each Fund offers five classes of shares: Class A, Class B, Class C, Class T and Class Z. Each share class has its own expense structure and sales charges, as applicable. Beginning on or about June 22, 2009, each Fund will no longer accept investments in each Fund's Class B shares from new or existing investors in each Fund's Class B shares, except in connection with the reinvestment of any dividend and/or capital gain distributions in Class B shares and exchanges by existing Class B shareholders of the other Columbia Funds.

Class A and Class T shares are subject to a maximum front-end sales charge of 3.25% and 4.75%, respectively, based on the amount of initial investment. Class A and Class T shares purchased without an initial sales charge in accounts aggregating $1 million to $50 million at the time of purchase are subject to a 1.00% contingent deferred sales charge ("CDSC") if the shares are sold within one year after purchase. Class B shares are subject to a maximum CDSC of 3.00% based upon the holding period after purchase. Class B shares will convert to Class A shares eight years after purchase. Class C shares are subject to a 1.00% CDSC on shares sold within one year after purchase. Class Z shares are offered continuously at net asset value. There are certain restrictions on the purchase of Class T and Class Z shares, as described in each Fund's prospectus.

Note 2. Significant Accounting Policies

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America ("GAAP") requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements.

Security Valuation

Debt securities generally are valued by pricing services approved by the Trust's Board of Trustees, based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. Debt securities for which quotations are readily available are valued at an over-the-counter or exchange bid quotation.

Certain debt securities, which tend to be more thinly traded and of lesser quality, are priced based on fundamental analysis of the financial condition of the issuer and the estimated value of any collateral. Valuations developed

Columbia Tax-Exempt Bond Funds, April 30, 2009 (Unaudited)

through pricing techniques may vary from the actual amounts realized upon sale of the securities, and the potential variation may be greater for those securities valued using fundamental analysis.

Short-term investments maturing in 60 days or less are valued at amortized cost, which approximates market value.

Investments in other open-end investment companies are valued at net asset value.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at fair value, such value is likely to be different from the last quoted market price for the security. The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine value.

On November 1, 2008, the Funds adopted Financial Accounting Standards Board ("FASB") Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("SFAS 157"). SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value giving the highest priority to unadjusted quoted prices in active markets for identical securities (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the fair value hierarchy under SFAS 157 are described below:

•  Level 1 – quoted prices in active markets for identical securities

•  Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, and others)

•  Level 3 – prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or less reliable, unobservable inputs may be used. Unobservable inputs may include management's own assumptions about the factors market participants would use in pricing an investment.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

In April 2009, FASB issued new FASB Staff Position 157-4, Determining Fair Value When the Value and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly ("FSP FAS 157-4"), which amends SFAS 157 and is effective for interim and annual periods ending after June 15, 2009. FSP FAS 157-4 provides additional guidance when the volume and level of activity for the asset or liability measured at fair value has significantly decreased. Additionally, FSP FAS 157-4 expands disclosure requirements for reporting entities with respect to categories of assets and liabilities carried at fair value. Management is evaluating the impact that the application of FSP FAS 157-4 will have on the Funds' financial statement disclosures.

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

In March 2008, Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities—an amendment of FASB Statement No. 133 ("SFAS 161"), was issued. SFAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. SFAS 161 requires additional discussion about the reporting entity's derivative instruments and hedging activities, by providing for qualitative disclosures about the objectives and strategies for using derivatives, quantitative data about the fair value of and gains and losses on derivative contracts, and details of credit-risk-related contingent features in their derivative contracts. Management is evaluating the impact the application of SFAS 161 will have on the Funds' financial statement disclosures.

Futures Contracts

The Funds may invest in futures contracts for both hedging and non-hedging purposes, including, for example, to seek to enhance returns or as a substitute for a position in an underlying asset.

Columbia Tax-Exempt Bond Funds, April 30, 2009 (Unaudited)

The use of futures contracts involves certain risks, which include: (1) imperfect correlation between the price movement of the instruments and the underlying securities, (2) inability to close out positions due to differing trading hours, or the temporary absence of a liquid market, for either the instruments or the underlying securities, or (3) an inaccurate prediction of the future direction of interest rates by Columbia Management Advisors, LLC ("Columbia"), the Funds' investment advisor. Any of these risks may involve amounts exceeding the variation margin recorded in the Funds' Statements of Assets and Liabilities at any given time.

Upon entering into a futures contract, a Fund pledges cash or securities with the broker in an amount sufficient to meet the initial margin requirement. Subsequent payments are made or received by a Fund equal to the daily change in the contract value and are recorded as variation margin receivable or payable and offset in unrealized gains or losses. A Fund recognizes a realized gain or loss when the contract is closed or expires.

Delayed Delivery Securities

Each Fund may trade securities on other than normal settlement terms, including securities purchased or sold on a "when-issued" basis. This may increase the risk if the other party to the transaction fails to deliver and causes the Funds to subsequently invest at less advantageous prices. Each Fund holds until the settlement date, in a segregated account, cash or liquid securities in an amount equal to the delayed delivery commitment.

Income Recognition

Interest income is recorded on the accrual basis. Premium and discount are amortized and accreted, respectively, on all debt securities, unless otherwise noted. Original issue discount is accreted to interest income over the life of the security with a corresponding increase in the cost basis. Dividend income is recorded on the ex-date.

Expenses

General expenses of the Trust are allocated to the Funds and other series of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to a Fund are charged to such Fund.

Determination of Class Net Asset Value

All income, expenses (other than class-specific expenses, as shown on the Statements of Operations) and realized and unrealized gains (losses) are allocated to each class of a Fund on a daily basis for purposes of determining the net asset value of each class. Income and expenses are allocated to each class based on the settled shares method, while realized and unrealized gains (losses) are allocated based on the relative net assets of each class.

Federal Income Tax Status

Each Fund intends to qualify each year as a "regulated investment company" under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its tax-exempt or taxable income, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, each Fund intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that each Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.

Distributions to Shareholders

Distributions from net investment income are declared daily and paid monthly. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations which may differ from GAAP.

Indemnification

In the normal course of business, each Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. A Fund's maximum exposure under these arrangements is unknown because this would involve future claims against a Fund. Also, under the Trust's organizational documents and by contract, the Trustees and officers of the Trust are indemnified against certain liabilities that may arise out of actions relating to their duties to the Trust. However, based on experience, the Funds expect the risk of loss due to these representations, warranties and indemnities to be minimal.

Columbia Tax-Exempt Bond Funds, April 30, 2009 (Unaudited)

Note 3. Federal Tax Information

The tax character of distributions paid during the year ended October 31, 2008, was as follows:

	October 31, 2008
	Tax-Exempt Income	Ordinary Income*	Long-Term Capital Gains
Connecticut	$7,178,910	$—	$—
Intermediate Municipal	96,828,789	182,659	—
Massachusetts	12,237,125	—	86,355
New Jersey	2,631,791	—	—
New York	8,426,813	35,719	—
Rhode Island	4,685,265	—	—

*  For tax purposes short-term capital gain distributions, if any, are considered ordinary income distributions.

Unrealized appreciation and depreciation at April 30, 2009, based on cost of investments for federal income tax purposes, were:

	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation
Connecticut	$7,522,586	$(2,982,843)	$4,539,743
Intermediate Municipal	91,919,075	(87,972,923)	3,946,152
Massachusetts	15,220,220	(4,379,430)	10,840,790
New Jersey	3,041,762	(1,819,939)	1,221,823
New York	10,713,730	(5,330,183)	5,383,547
Rhode Island	3,917,174	(1,241,299)	2,675,875

The following capital loss carryforwards, determined as of October 31, 2008, may be available to reduce taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code:

	Year of Expiration
	2012	2013	2014	2015	2016	Total
Connecticut	$—	$—	$—	$160,577	$254,849	$415,426
Intermediate Municipal	—	1,549,704	183,686	1,157,101	3,404,128	6,294,619
Massachusetts	—	—	—	—	327,878	327,878
New Jersey	—	—	—	16,265	57,516	73,781
New York	92,115	580,517	131,725	89,191	—	893,548
Rhode Island	—	—	—	129,446	—	129,446

Columbia Tax-Exempt Bond Funds, April 30, 2009 (Unaudited)

Under Financial Accounting Standards Board ("FASB") Interpretation No. 48, Accounting for Uncertainty in Income Taxes—an Interpretation of FASB Statement No. 109 ("FIN 48"), management determines whether a tax position of the Funds is more likely than not to be sustained upon examination by the applicable taxing authority, including resolution of any related appeals or litigation processes, based on the technical merits of the position. The tax benefit to be recognized is measured as the largest amount of benefit that is greater than fifty percent likely of being realized upon ultimate settlement. Management has evaluated the known implications of FIN 48 on the computation of net assets for each Fund. As a result of this evaluation, management has concluded that FIN 48 did not have any effect on the Funds' financial statements. However, management's conclusions regarding FIN 48 may be subject to review and adjustment at a later date based on factors including, but not limited to, further implementation guidance from the FASB, new tax laws, regulations, and administrative interpretations (including relevant court decisions). The Funds' federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Note 4. Fees and Compensation Paid to Affiliates

Investment Advisory Fee

Columbia, an indirect, wholly owned subsidiary of Bank of America Corporation ("BOA"), provides investment advisory services to the Funds. Columbia receives a monthly investment advisory fee based on each Fund's average daily net assets as follows:

Average Daily Net Assets	Annual Fee Rate
First $500 million	0.48%
$500 million to $1 billion	0.43%
$1 billion to $1.5 billion	0.40%
$1.5 billion to $3 billion	0.37%
$3 billion to $6 billion	0.36%
Over $6 billion	0.35%

For the six month period ended April 30, 2009, the annualized effective investment advisory fee rates for each Fund, as a percentage of each Fund's average daily net assets, were as follows:

Annualized Effective Fee Rate
Connecticut	0.48%
Intermediate Municipal	0.41%
Massachusetts	0.48%
New Jersey	0.48%
New York	0.48%
Rhode Island	0.48%

Administration Fee

Columbia provides administrative and other services to the Funds for a monthly administration fee at the annual rate of 0.067% of each Fund's average daily net assets.

Pricing and Bookkeeping Fees

The Funds have entered into a Financial Reporting Services Agreement (the "Financial Reporting Services Agreement") with State Street Bank & Trust Company ("State Street") and Columbia pursuant to which State Street provides financial reporting services to the Funds. The Funds have also entered into an Accounting Services Agreement (collectively with the Financial Reporting Services Agreement, the "State Street Agreements") with State Street and Columbia pursuant to which State Street provides accounting services to the Funds. Under the State Street Agreements, each Fund pays State Street an annual fee of $38,000 paid monthly plus an additional monthly fee based on an annualized percentage rate of average daily net assets of each Fund for the month. The aggregate fee per Fund will not exceed $140,000 per year (exclusive of out-of-pocket expenses and charges). The Funds also reimburse State Street for certain out-of-pocket expenses and charges.

The Funds have entered into a Pricing and Bookkeeping Oversight and Services Agreement (the "Services Agreement") with Columbia. Under the Services Agreement, Columbia provides services related to Fund expenses and the requirements of the Sarbanes-Oxley Act of 2002, and provides

Columbia Tax-Exempt Bond Funds, April 30, 2009 (Unaudited)

oversight of the accounting and financial reporting services provided by State Street. Under the Services Agreement, the Funds reimburse Columbia for out-of-pocket expenses.

Transfer Agent Fee

Columbia Management Services, Inc. (the "Transfer Agent"), an affiliate of Columbia and an indirect, wholly owned subsidiary of BOA, provides shareholder services to the Funds and has contracted with Boston Financial Data Services ("BFDS") to serve as sub-transfer agent. The Transfer Agent is entitled to receive a fee for its services, paid monthly, at the annual rate of $17.34 per open account plus reimbursement of certain sub-transfer agent fees paid by the Transfer Agent (exclusive of BFDS fees), calculated based on assets held in omnibus accounts and intended to recover the cost of payments to other parties (including affiliates of BOA) for services to those accounts. The Transfer Agent pays the fees of BFDS for services as sub-transfer agent and is not entitled to reimbursement for such fees from the Funds.

The Transfer Agent may also retain, as additional compensation for its services, fees for wire, telephone and redemption orders, Individual Retirement Account ("IRA") trustee agent fees and account transcript fees due to the Transfer Agent from shareholders of the Funds and credits (net of bank charges) earned with respect to balances in accounts the Transfer Agent maintains in connection with its services to the Funds. The Transfer Agent also receives reimbursement for certain out-of-pocket expenses.

An annual minimum account balance fee of $20 may apply to certain accounts with a value below each Fund's initial minimum investment requirements to reduce the impact of small accounts on transfer agent fees. These minimum account balance fees are recorded as part of expense reductions on the Statements of Operations. For the six month period ended April 30, 2009, no minimum account balance fees were charged by the Funds.

Underwriting Discounts, Service and Distribution Fees

Columbia Management Distributors, Inc. (the "Distributor"), an affiliate of Columbia and an indirect, wholly owned subsidiary of BOA, is the principal underwriter of the Funds' shares. For the six month period ended April 30, 2009, the Distributor has retained net underwriting discounts on the sales of the Funds' Class A and Class T shares, and received net CDSC fees on Class A, Class B and Class C share redemptions as follows:

	Front-End Sales Charge		CDSC
	Class A	Class T	Class A	Class B	Class C
Connecticut	$1,496	$10	$16,810	$2,042	$—
Intermediate Municipal	2,782	6	—	3,235	1,087
Massachusetts	1,355	110	6,920	444	—
New Jersey	1,293	41	—	619	—
New York	671	5	—	946	1,002
Rhode Island	33	204	—	300	—

Columbia Tax-Exempt Bond Funds, April 30, 2009 (Unaudited)

The Funds have adopted distribution and shareholder servicing plans (the "Plans") pursuant to Rule 12b-1 under the 1940 Act, which require the payment of distribution and service fees. The fees are intended to compensate the Distributor and/or eligible selling and/or servicing agents for selling shares of the Funds and providing services to investors. Payments under the Plans, which are calculated daily and paid monthly, are based on the average daily net assets of each Fund at the following annual rates:

	Distribution Fee		Service Fee
	Class B	Class C	Class A	Class B	Class C
Connecticut[1]	0.75%	0.75%	0.25%	0.25%	0.25%
Intermediate Municipal[2]	0.65%	0.65%	0.20%	0.20%	0.20%
Massachusetts[1]	0.75%	0.75%	0.25%	0.25%	0.25%
New Jersey[1]	0.75%	0.75%	0.25%	0.25%	0.25%
New York[1]	0.75%	0.75%	0.25%	0.25%	0.25%
Rhode Island[1]	0.75%	0.75%	0.25%	0.25%	0.25%

1  The Distributor has voluntarily agreed to waive a portion of the distribution fee for Class C shares so that the combined distribution and service fees do not exceed 0.65% annually of average net assets. This arrangement may be modified or terminated by the Distributor at any time.

2  The Distributor has voluntarily agreed to waive a portion of Intermediate Municipal's Class C share distribution fees so that the combined distribution and service fees do not exceed 0.40% annually of average net assets. This arrangement may be modified or terminated by the Distributor at any time.

Shareholder Service Fee

Each Fund has adopted shareholder services plans that permit them to pay for certain services provided to Class T shareholders by their financial advisors. The Funds may pay shareholder service fees up to a maximum of 0.40% of each Fund's average daily net assets attributable to Class T shares (comprised of up to 0.20% for shareholder liaison services and up to 0.20% for administrative support services) but such fees will not exceed each Fund's net investment income attributable to Class T shares. Prior to October 29, 2008, the Funds were subject to a shareholder service fee up to a maximum of 0.50% of each Fund's average daily net assets attributed to Class T shares. Connecticut, Intermediate Municipal, Massachusetts, New Jersey and New York do not intend to pay more than 0.15% annually during the current fiscal year for Class T shareholder service fee. No fees were charged during the six month period ended April 30, 2009 under the Class T service plan with respect to Rhode Island.

Fee Waivers and Expense Reimbursements

Effective March 1, 2009, Columbia has voluntarily agreed to reimburse a portion of the Funds' expenses so that ordinary operating expenses (excluding any distribution and service fees, brokerage commissions, interest, taxes and extraordinary expenses, but including custodian charges relating to overdrafts, if any), after giving effect to any balance credits from the Funds' custodian, do not exceed 0.55% of each Fund's average daily net assets on an annualized basis. Columbia, in its discretion, may revise or discontinue these arrangements any time.

Prior to March 1, 2009, Columbia had contractually agreed to waive fees and/or reimburse each Fund for certain expenses so that total expenses (excluding any distribution and service fees, brokerage commissions, interest, taxes and extraordinary expenses, but including custodian charges relating to overdrafts, if any), after giving effect to any balance credits from the Funds' custodian, would not exceed 0.50% annually of each Fund's average daily net assets.

Fees Paid to Officers and Trustees

All officers of the Funds are employees of Columbia or its affiliates and, with the exception of the Funds' Chief Compliance Officer, receive no compensation from the Funds. The Board of Trustees has appointed a Chief Compliance Officer to the Funds in accordance with federal securities regulations. The Funds, along with other affiliated funds, pay

Columbia Tax-Exempt Bond Funds, April 30, 2009 (Unaudited)

their pro-rata share of the expenses associated with the Chief Compliance Officer. Each Fund's expenses for the Chief Compliance Officer will not exceed $15,000 per year.

The Trust's eligible Trustees may participate in a deferred compensation plan which may be terminated at any time. Obligations of the plan will be paid solely out of the Funds' assets.

As a result of fund mergers, certain Funds assumed the liabilities of the deferred compensation plan of the acquired fund, which are included in "Trustees' fees" on the Statements of Assets and Liabilities. The deferred compensation plan may be terminated at any time. Any payments to plan participants are paid solely out of the Funds' assets.

Other

Each Fund may make daily investments of cash balances in affiliated open-ended investment companies, pursuant to an exemptive order received from the Securities and Exchange Commission. As an investing Fund, each Fund indirectly bears its proportionate share of the expenses of the fund which it invests.

Note 5. Custody Credits

Each Fund has an agreement with its custodian bank under which custody fees may be reduced by balance credits. These credits are recorded as part of expense reductions on the Statements of Operations. The Funds could have invested a portion of the assets utilized in connection with the expense offset arrangement in an income-producing asset if they had not entered into such an agreement.

For the six month period ended April 30, 2009, these custody credits reduced total expenses for the Funds as follows:

Custody Credits
Connecticut	$1,760
Intermediate Municipal	4,777
Massachusetts	1,423
New Jersey	255
New York	514
Rhode Island	200

Note 6. Portfolio Information

For the six month period ended April 30, 2009, the cost of purchases and proceeds from sales of securities, excluding short-term obligations, for the Funds were as follows:

	Purchases	Sales
Connecticut	$26,548,469	$9,565,986
Intermediate Municipal	158,729,784	244,473,710
Massachusetts	24,522,317	18,952,946
New Jersey	5,983,041	1,589,306
New York	10,044,050	22,971,394
Rhode Island	10,159,928	14,159,772

Note 7. Line of Credit

The Funds and other affiliated funds participate in a $280,000,000 committed, unsecured revolving line of credit. The maximum amount that may be borrowed by any fund is limited to the lesser of $200,000,000 and the Fund's borrowing limit set forth in the Fund's registration statement. Borrowings are available for short-term liquidity or temporary or emergency purposes.

Interest is charged to each participating fund based on the fund's borrowings at a rate per annum equal to the greater of the Federal Funds Rate plus 0.50% or the overnight LIBOR Rate plus 0.50%. In addition, an annual operations agency fee of $20,000, an amendment fee of 0.02% and a commitment fee of 0.12% per annum are accrued and apportioned among the participating funds pro rata based on their relative net assets.

For the six month period ended April 30, 2009, the Funds did not borrow under these arrangements.

Note 8. Shares of Beneficial Interest

As of April 30, 2009, the Funds had shareholders whose shares were beneficially owned by participant accounts over which BOA and/or any of its affiliates had either sole or joint investment discretion. The percentages of

Columbia Tax-Exempt Bond Funds, April 30, 2009 (Unaudited)

shares of beneficial interest outstanding held therein are as follows:

% of Shares Outstanding Held
Connecticut	84.2
Intermediate Municipal	89.4
Massachusetts	79.0
New Jersey	75.9
New York	84.0
Rhode Island	84.5

Subscription and redemption activity of these accounts may have a significant effect on the operations of the Funds.

Note 9. Significant Risks and Contingencies

Non-Diversification Risk

Connecticut, Massachusetts, New York and Rhode Island are non-diversified funds, which generally mean that they may invest a greater percentage of their total assets in the securities of fewer issuers than a "diversified" fund. This increases the risk that a change in the value of any one investment held by a Fund could affect the overall value of the Fund more than it would affect that of a diversified fund holding a greater number of investments. Accordingly, the Funds' value will likely be more volatile than the value of more diversified funds. The Funds may not operate as a non-diversified funds at all times.

Geographic Concentration Risk

Each of Connecticut, Massachusetts, New Jersey, New York and Rhode Island had greater than 5% of its total net assets on April 30, 2009, invested in debt obligations issued by its respective state and political subdivisions, agencies and public authorities. Each Fund except Massachusetts held obligations of Puerto Rico as well. The Funds are more susceptible to economic and political factors adversely affecting issuers of their respective state's and Puerto Rico's municipal securities than are municipal bond funds that are not concentrated to the same extent in these issuers.

Concentration of Credit Risk

Each of the Funds holds investments that are insured by private insurers who guarantee the payment of principal and interest in the event of default or that are supported by a letter of credit. At April 30, 2009, private insurers who insured greater than 5% of the total net assets of the Funds were as follows:

Connecticut

Insurer	% of Total Net Assets
National Public Finance Guarantee Corp.	18.6
Financial Guaranty Insurance Co.	11.6
Financial Security Assurance, Inc.	10.7
Ambac Assurance Corp.	8.3

Intermediate Municipal

Insurer	% of Total Net Assets
National Public Finance Guarantee Corp.	16.8
Financial Security Assurance, Inc.	13.9
Ambac Assurance Corp.	7.9
Financial Guaranty Insurance Co.	6.6

Massachusetts

Insurer	% of Total Net Assets
National Public Finance Guarantee Corp.	19.6
Ambac Assurance Corp.	13.4
Financial Security Assurance, Inc.	12.8

New Jersey

Insurer	% of Total Net Assets
Ambac Assurance Corp.	14.9
National Public Finance Guarantee Corp.	14.5
Financial Guaranty Insurance Co.	12.3
Financial Security Assurance, Inc.	11.0

Columbia Tax-Exempt Bond Funds, April 30, 2009 (Unaudited)

New York

Insurer	% of Total Net Assets
National Public Finance Guarantee Corp.	12.7
Ambac Assurance Corp.	11.1
Financial Security Assurance, Inc.	10.9
Financial Guaranty Insurance Co.	6.7

Rhode Island

Insurer	% of Total Net Assets
Financial Security Assurance, Inc.	26.5
National Public Finance Guarantee Corp.	22.0
Ambac Assurance Corp.	14.8
Syncora Guarantee, Inc.	7.2

At May 21, 2009 National Public Finance Guarantee Corp., Financial Guaranty Insurance Co., Ambac Assurance Corp., Financial Security Assurance, Inc. and Syncora Guarantee, Inc. were rated by Standard & Poor's AA-, Non Rated, A, AAA and R, respectively.

Tax Development Risk

Each Fund purchases municipal securities whose interest, in the opinion of bond counsel, is free from federal income tax. There is no assurance that the Internal Revenue Service (IRS) will agree with this opinion. In the event the IRS determines that an issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued. As a shareholder of the Fund, you may be required to file an amended tax return as a result.

Legal Proceedings

Columbia Management Advisors, LLC and Columbia Management Distributors, Inc. (collectively, the "Columbia Group") are subject to a settlement agreement with the New York Attorney General ("NYAG") (the "NYAG Settlement") and a settlement order with the SEC (the "SEC Order") on matters relating to mutual fund trading, each dated February 9, 2005. Under the terms of the SEC Order, the Columbia Group (or predecessor entities) agreed, among other things, to: pay disgorgement and civil money penalties collectively totaling $140 million; cease and desist from violations of the antifraud provisions and certain other provisions of the federal securities laws; maintain certain compliance and ethics oversight structures; and retain an independent consultant to review the Columbia Group's applicable supervisory, compliance, control and other policies and procedures. The NYAG Settlement, among other things, requires Columbia Management Advisors, LLC and its affiliates to reduce management fees for certain funds in the Columbia family of mutual funds in a projected total of $160 million over five years through November 30, 2009 and to make certain disclosures to investors relating to expenses. In connection with the Columbia Group providing services to the Columbia Funds, the Columbia Funds have voluntarily undertaken to implement certain governance measures designed to maintain the independence of their boards of trustees and certain special consulting and compliance measures.

Pursuant to the SEC Order and related procedures, the $140 million in settlement amounts described above has been substantially distributed in accordance with a distribution plan that was developed by an independent distribution consultant and approved by the SEC on April 6, 2007.

In connection with the events described above, various parties have filed suit against certain funds, the Trustees of the Columbia Funds, FleetBoston Financial Corporation and its affiliated entities and/or Bank of America and its affiliated entities.

On February 20, 2004, the Judicial Panel on Multidistrict Litigation transferred these cases and cases against other mutual fund companies based on similar allegations to the United States District Court in Maryland for consolidated or coordinated pretrial proceedings (the "MDL"). Subsequently, additional related cases were transferred to the MDL. On September 29, 2004, the plaintiffs in the MDL filed amended and consolidated complaints. One of these amended complaints is a putative class action that includes claims under the federal securities laws and state common law, and that names Columbia Management Advisors, Inc. (which has since merged into Banc of America Capital Management, LLC (now named Columbia Management Advisors, LLC)) ("Columbia"), Columbia Funds Distributor, Inc. (now named Columbia Management Distributors, Inc.) (the "Distributor"), the Trustees of the Columbia Funds, Bank of America Corporation and others as defendants. Another of the

Columbia Tax-Exempt Bond Funds, April 30, 2009 (Unaudited)

amended complaints is a derivative action purportedly on behalf of the Columbia Funds that asserts claims under federal securities laws and state common law.

On February 25, 2005, Columbia and other defendants filed motions to dismiss the claims in the pending cases. On March 1, 2006, for reasons stated in the court's memoranda dated November 3, 2005, the United States District Court for the District of Maryland granted in part and denied in part the defendants' motions to dismiss. The court dismissed all of the class action claims pending against the Columbia Funds Trusts. As to Columbia and the Distributor, the claims under the Securities Act of 1933, the claims under Sections 34(b) and 36(a) of the Investment Company Act of 1940 ("ICA") and the state law claims were dismissed. The claims under Sections 10(b) and 20(a) of the Securities Exchange Act of 1934 and claims under Section 36(b) of the ICA were not dismissed.

On March 21, 2005, a purported class action was filed in Massachusetts state court alleging that certain conduct, including market timing, entitled Class B shareholders in certain Columbia Funds to an exemption from contingent deferred sales charges upon early redemption (the "CDSC Lawsuit"). The CDSC Lawsuit was removed to federal court in Massachusetts and transferred to the MDL.

On September 14, 2007, the plaintiffs and the Columbia defendants named in the MDL, including the Columbia Funds, entered into a stipulation of settlement with respect to all Columbia-related claims in the MDL described above, including the CDSC Lawsuit. The settlement is subject to court approval.

Note 10. Business Combinations and Mergers

On May 5, 2008, Intermediate-Term Tax-Exempt Fund, a series of Excelsior Tax-Exempt Funds, Inc., merged into Columbia Intermediate Municipal Bond Fund. Columbia Intermediate Municipal Bond Fund received a tax-free transfer of assets from Intermediate-Term Tax-Exempt Fund as follows:

Class Z Shares Issued	Net Assets Received	Unrealized Appreciation*
36,795,116	$374,435,646	$1,901,189
Net Assets of Columbia Intermediate Municipal Bond Fund Prior to Combination	Net Assets of Intermediate- Term Tax-Exempt Fund Immediately Prior to Combination	Net Assets of Columbia Intermediate Municipal Bond Fund Immediately After Combination
$2,308,865,838	$374,435,646	$2,683,301,484

On May 5, 2008, New York Intermediate-Term Tax-Exempt Fund, a series of Excelsior Tax-Exempt Funds, Inc., merged into Columbia New York Intermediate Municipal Bond Fund. Columbia New York Intermediate Municipal Bond Fund received a tax-free transfer of assets from New York Intermediate-Term Tax-Exempt Fund as follows:

Class Z Shares Issued	Net Assets Received	Unrealized Appreciation*
12,980,728	$149,608,565	$1,194,768
Net Assets of Columbia New York Intermediate Municipal Bond Fund Prior to Combination	Net Assets of New York Intermediate- Term Tax-Exempt Fund Immediately Prior to Combination	Net Assets of Columbia New York Intermediate Municipal Bond Fund Immediately After Combination
$157,874,795	$149,608,565	$307,483,360

*  Unrealized appreciation is included in the Net Assets Received.

Important Information About This Report – Columbia Tax-Exempt Bond Funds

The funds mail one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 1-800-345-6611 and additional reports will be sent to you. This report has been prepared for shareholders of the Columbia Tax-Exempt Bond Funds.

A description of the policies and procedures that each fund uses to determine how to vote proxies and a copy of each fund's voting records are available (i) at www.columbiamanagement.com; (ii) on the Securities and Exchange Commission's website at www.sec.gov, and (iii) without charge, upon request, by calling 1-800-368-0346. Information regarding how each fund voted proxies relating to portfolio securities during the 12-month period ended June 30 is available from the SEC's website. Information regarding how each fund voted proxies relating to portfolio securities is also available from the funds' website, www.columbiamanagement.com.

Each fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Each fund's Form N-Q is available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus which contains this and other important information about a fund, contact your Columbia Management representative or financial advisor or go to www.columbiamanagement.com.

Columbia Management Group, LLC ("Columbia Management") is the investment management division of Bank of America Corporation. Columbia Management entities furnish investment management services and products for institutional and individual investors. Columbia Funds are distributed by Columbia Management Distributors, Inc., member of FINRA, SIPC, part of Columbia Management and an affiliate of Bank of America Corporation.

Transfer Agent

Columbia Management Services, Inc.
P.O. Box 8081
Boston, MA 02266-8081
1-800-345-6611

Distributor

Columbia Management
Distributors, Inc.
One Financial Center
Boston, MA 02111

Investment Advisor

Columbia Management Advisors, LLC
100 Federal Street
Boston, MA 02110

Columbia Management®

One Financial Center
Boston, MA 02111-2621

PRSRT STD
U.S. Postage
PAID
Holliston, MA
Permit NO. 20

Columbia Management®

Columbia Tax-Exempt Bond Funds

Semiannual Report, April 30, 2009

©2009 Columbia Management Distributors, Inc.

One Financial Center, Boston, MA 02111-2621

800-345-6611 www.columbiafunds.com

SHC-44/12037-0409 (06/09) 09/80902

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments

(a)        The registrant’s “Schedule I — Investments in securities of unaffiliated issuers” (as set forth in 17 CFR 210.12-12) is included in Item 1 of this Form N-CSR.

(b)         Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have not been any material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors, since those procedures were last disclosed in response to requirements of Item 407(c)(2)(iv) of Regulation S-K (as required by Item 22(b)(15) of Schedule 14A) or this Item.

Item 11. Controls and Procedures.

(a)        The registrant’s principal executive officer and principal financial officers, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-CSR is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)       There was no change in the registrant’s internal control over financial reporting that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Code of ethics required to be disclosed under Item 2 of Form N-CSR: Not applicable at this time.

(a)(2) Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

(a)(3) Not applicable.

(b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Columbia Funds Series Trust I

By (Signature and Title)	/s/ J. Kevin Connaughton
J. Kevin Connaughton, President

Date	June 19, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ J. Kevin Connaughton
J. Kevin Connaughton, President

Date	June 19, 2009

By (Signature and Title)	/s/ Michael G. Clarke
Michael G. Clarke, Chief Financial Officer

Date	June 19, 2009